UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-10385

                                                         Pacific Life Funds

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

                                                         Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President and General Counsel of Pacific Life Funds

700 Newport Center Drive, P.O. Box 9000

                                                         Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:         949-219-6767

Date of fiscal year end: March 31

Date of reporting period: June 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION CONSERVATIVE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	3,154,909	$32,369,361
PL Inflation Managed Fund ‘P’	5,310,249	47,473,626
PL Managed Bond Fund ‘P’	16,445,485	176,788,966
PL Short Duration Bond Fund ‘P’	7,879,684	79,190,821
PL Emerging Markets Debt Fund ‘P’	2,270,255	22,452,817
PL Comstock Fund ‘P’	1,519,471	22,974,400
PL Growth Fund ‘P’	259,372	3,693,464
PL Large-Cap Growth Fund ‘P’	974,220	10,365,697
PL Large-Cap Value Fund ‘P’	1,647,490	23,954,510
PL Main Street Core Fund ‘P’	604,523	7,568,632
PL Mid-Cap Equity Fund ‘P’	716,423	8,117,071
PL Mid-Cap Growth Fund ‘P’	550,875	4,979,911
PL International Large-Cap Fund ‘P’	704,246	11,401,748
PL International Value Fund ‘P’	777,428	7,074,595
PL Currency Strategies Fund ‘P’ *	1,431,740	15,806,414
PL Global Absolute Return Fund ‘P’	2,988,288	29,853,000
PL Precious Metals Fund ‘P’	685,657	3,764,255

Total Affiliated Mutual Funds (Cost $483,607,549)		507,829,288

TOTAL INVESTMENTS - 100.0% (Cost $483,607,549)		507,829,288

OTHER ASSETS & LIABILITIES, NET - 0.0%		14,522

NET ASSETS - 100.0%		$507,843,810

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Floating Rate Loan Fund ‘P’	3,107,698	$31,884,985
PL Inflation Managed Fund ‘P’	4,468,416	39,947,643
PL Managed Bond Fund ‘P’	10,830,269	116,425,388
PL Short Duration Bond Fund ‘P’	5,943,578	59,732,959
PL Emerging Markets Debt Fund ‘P’	1,637,075	16,190,669
PL Comstock Fund ‘P’	2,157,757	32,625,286
PL Growth Fund ‘P’	346,869	4,939,410
PL Large-Cap Growth Fund ‘P’	1,702,340	18,112,895
PL Large-Cap Value Fund ‘P’	2,900,875	42,178,730
PL Main Street Core Fund ‘P’	2,100,611	26,299,649
PL Mid-Cap Equity Fund ‘P’	927,178	10,504,930
PL Mid-Cap Growth Fund ‘P’	584,077	5,280,053
PL Small-Cap Growth Fund ‘P’ *	497,850	6,775,737
PL Small-Cap Value Fund ‘P’	423,254	5,167,926
PL Emerging Markets Fund ‘P’	623,643	8,525,206
PL International Large-Cap Fund ‘P’	1,284,726	20,799,714
PL International Value Fund ‘P’	1,641,169	14,934,634
PL Currency Strategies Fund ‘P’ *	1,498,518	16,543,635
PL Global Absolute Return Fund ‘P’	3,069,742	30,666,726
PL Precious Metals Fund ‘P’	1,606,891	8,821,831

Total Affiliated Mutual Funds (Cost $472,525,241)		516,358,006

TOTAL INVESTMENTS - 100.0% (Cost $472,525,241)		516,358,006

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(47,310)

NET ASSETS - 100.0%		$516,310,696

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Conservative Fund
Assets	Affiliated Mutual Funds	$507,829,288	$507,829,288	$—	$—

PL Portfolio Optimization Moderate-Conservative Fund
Assets	Affiliated Mutual Funds	$516,358,006	$516,358,006	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION MODERATE-AGGRESSIVE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PL Floating Rate Loan Fund ‘P’	5,104,024	$52,367,284
PL Inflation Managed Fund ‘P’	5,525,832	49,400,934
PL Managed Bond Fund ‘P’	19,229,489	206,717,011
PL Short Duration Bond Fund ‘P’	8,322,162	83,637,725
PL Emerging Markets Debt Fund ‘P’	3,805,815	37,639,509
PL Comstock Fund ‘P’	7,269,354	109,912,629
PL Growth Fund ‘P’	1,320,527	18,804,303
PL Large-Cap Growth Fund ‘P’	5,283,665	56,218,197
PL Large-Cap Value Fund ‘P’	9,269,580	134,779,692
PL Main Street Core Fund ‘P’	6,718,662	84,117,642
PL Mid-Cap Equity Fund ‘P’	4,612,467	52,259,250
PL Mid-Cap Growth Fund ‘P’	2,243,869	20,284,575
PL Small-Cap Growth Fund ‘P’ *	1,168,797	15,907,325
PL Small-Cap Value Fund ‘P’	3,776,390	46,109,724
PL Real Estate Fund ‘P’	1,838,907	24,935,586
PL Emerging Markets Fund ‘P’	3,637,466	49,724,160
PL International Large-Cap Fund ‘P’	5,024,364	81,344,446
PL International Value Fund ‘P’	6,223,567	56,634,460
PL Currency Strategies Fund ‘P’ *	5,078,865	56,070,669
PL Global Absolute Return Fund ‘P’	6,543,781	65,372,373
PL Precious Metals Fund ‘P’	4,035,818	22,156,641

Total Affiliated Mutual Funds (Cost $1,156,424,741)		1,324,394,135

TOTAL INVESTMENTS - 99.9% (Cost $1,156,424,741)		1,324,394,135

OTHER ASSETS & LIABILITIES, NET - 0.1%		1,558,722

NET ASSETS - 100.0%		$1,325,952,857

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.0%

PL Inflation Managed Fund ‘P’	1,809,924	$16,180,721
PL Managed Bond Fund ‘P’	7,059,466	75,889,263
PL Short Duration Bond Fund ‘P’	1,368,448	13,752,903
PL Emerging Markets Debt Fund ‘P’	1,042,521	10,310,528
PL Comstock Fund ‘P’	5,486,314	82,953,064
PL Growth Fund ‘P’	1,203,002	17,130,746
PL Large-Cap Growth Fund ‘P’	4,350,830	46,292,833
PL Large-Cap Value Fund ‘P’	7,145,038	103,888,852
PL Main Street Core Fund ‘P’	6,130,167	76,749,686
PL Mid-Cap Equity Fund ‘P’	4,754,600	53,869,623
PL Mid-Cap Growth Fund ‘P’	2,643,244	23,894,923
PL Small-Cap Growth Fund ‘P’ *	1,322,972	18,005,651
PL Small-Cap Value Fund ‘P’	4,386,907	53,564,132
PL Real Estate Fund ‘P’	1,801,036	24,422,050
PL Emerging Markets Fund ‘P’	3,041,098	41,571,812
PL International Large-Cap Fund ‘P’	4,198,902	67,980,220
PL International Value Fund ‘P’	6,091,765	55,435,065
PL Currency Strategies Fund ‘P’ *	3,279,681	36,207,675
PL Global Absolute Return Fund ‘P’	4,256,108	42,518,523
PL Precious Metals Fund ‘P’	3,577,536	19,640,671

Total Affiliated Mutual Funds (Cost $733,706,754)		880,258,941

TOTAL INVESTMENTS - 100.0% (Cost $733,706,754)		880,258,941

OTHER ASSETS & LIABILITIES, NET - 0.0%		418,290

NET ASSETS - 100.0%		$880,677,231

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Moderate Fund
Assets	Affiliated Mutual Funds	$1,324,394,135	$1,324,394,135	$—	$—

PL Portfolio Optimization Moderate-Aggressive Fund
Assets	Affiliated Mutual Funds	$880,258,941	$880,258,941	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL PORTFOLIO OPTIMIZATION AGGRESSIVE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

PACIFIC LIFE FUNDS

PL ALTERNATIVE STRATEGIES FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 99.9%

PL Managed Bond Fund ‘P’	682,497	$7,336,844
PL Comstock Fund ‘P’	1,664,767	25,171,279
PL Growth Fund ‘P’	346,304	4,931,371
PL Large-Cap Growth Fund ‘P’	1,321,263	14,058,235
PL Large-Cap Value Fund ‘P’	2,161,822	31,432,885
PL Main Street Core Fund ‘P’	1,850,276	23,165,456
PL Mid-Cap Equity Fund ‘P’	1,519,196	17,212,489
PL Mid-Cap Growth Fund ‘P’	1,121,766	10,140,765
PL Small-Cap Growth Fund ‘P’ *	822,803	11,198,355
PL Small-Cap Value Fund ‘P’	1,717,377	20,969,169
PL Real Estate Fund ‘P’	743,068	10,076,000
PL Emerging Markets Fund ‘P’	1,060,855	14,501,888
PL International Large-Cap Fund ‘P’	1,301,005	21,063,269
PL International Value Fund ‘P’	1,842,426	16,766,076
PL Currency Strategies Fund ‘P’ *	965,114	10,654,860
PL Global Absolute Return Fund ‘P’	1,238,993	12,377,544
PL Precious Metals Fund ‘P’	1,332,673	7,316,376

Total Affiliated Mutual Funds (Cost $198,567,914)		258,372,861

TOTAL INVESTMENTS - 99.9% (Cost $198,567,914)		258,372,861

OTHER ASSETS & LIABILITIES, NET - 0.1%		173,120

NET ASSETS - 100.0%		$258,545,981

	Shares	Value
AFFILIATED MUTUAL FUNDS - 337.5%

PL Floating Rate Income Fund ‘P’	436	$4,534
PL Inflation Managed Fund ‘P’	1,379	12,326
PL Emerging Markets Debt Fund ‘P’	422	4,170
PL Real Estate Fund ‘P’	339	4,604
PL Currency Strategies Fund ‘P’ *	2,168	23,930
PL Global Absolute Return Fund ‘P’	2,664	26,618
PL Precious Metals Fund ‘P’	1,534	8,421

Total Affiliated Mutual Funds (Cost $87,393)		84,603

TOTAL INVESTMENTS - 337.5% (Cost $87,393)		84,603

OTHER ASSETS & LIABILITIES, NET - (237.5%)		(59,537)

NET ASSETS - 100.0%		$25,066

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
PL Portfolio Optimization Aggressive Fund
Assets	Affiliated Mutual Funds	$258,372,861	$258,372,861	$—	$—

PL Alternative Strategies Fund
Assets	Affiliated Mutual Funds	$84,603	$84,603	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.2%

Consumer Discretionary - 1.2%

Metro-Goldwyn-Mayer Studios Inc ‘A’ * ¯	27,061	$1,366,581

Total Common Stocks (Cost $671,651)		1,366,581

	Principal Amount

SENIOR LOAN NOTES - 97.7%

Consumer Discretionary - 30.8%

99 Cents Only Stores Tranche B-1 5.260% due 01/11/19 §	$986,266	989,964
Advantage Sales & Marketing Inc (1st Lien) 4.250% due 12/18/17 §	735,455	737,141
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	280,244	279,193
Affinion Group Inc Tranche B 6.500% due 10/09/16 §	346,173	329,792
Allied Security Holdings LLC (1st Lien) 5.250% due 02/03/17 §	496,204	499,305
Allison Transmission Inc Term B-3 4.250% due 08/23/19 §	594,259	598,066
Altegrity Inc 5.000% due 02/21/15 §	500,000	480,000
AMC Entertainment Inc 3.500% due 04/30/20 §	249,375	249,250
ARAMARK Corp Term D 4.000% due 09/09/19 §	300,000	301,350
Ascend Learning LLC (1st Lien) 7.003% due 05/23/17 §	496,221	494,856
ASP HHI Acquisition Co Inc 5.000% due 10/05/18 §	928,193	938,635
Asurion LLC Tranche B-1 4.500% due 05/24/19 §	1,069,625	1,062,271
Audio Visual Services Group Inc (1st Lien) 6.750% due 11/09/18 §	148,875	149,992
Aufinco Property Ltd Term B 4.000% due 05/29/20 §	50,000	50,000
Bass Pro Group LLC 4.000% due 11/16/19 §	171,041	171,165
Brickman Group Holdings Inc Tranche B-2 3.273% due 10/14/16 §	110,332	110,883
Tranche B-3
4.000% due 09/28/18 §	139,156	139,214
Burger King Corp Tranche B 3.750% due 09/28/19 §	223,313	224,549
Caesars Entertainment Operating Co Inc Term B-6 5.443% due 01/28/18 §	479,033	424,363
Cequel Communications LLC 3.500% due 02/14/19 §	543,125	546,859
Charter Communications Operating LLC
Term E
due 04/14/20 µ	175,000	173,756
Term F
3.000% due 12/31/20 §	238,071	237,096
Chrysler LLC Term B due 05/24/17 µ	625,000	628,402
Clear Channel Communications Inc
Term B
3.845% due 01/29/16 §	124,604	114,262
Tranche D
6.945% due 01/30/19 §	367,529	335,945

	Principal Amount	Value
Crown Media Holdings Inc Term B 4.000% due 07/14/18 §	$498,750	$497,029
Cumulus Media Holdings Inc (1st Lien) 4.500% due 09/16/18 §	493,370	495,837
David’s Bridal Inc 5.000% due 10/11/19 §	74,625	74,928
Education Management LLC
Tranche C-2
4.313% due 06/01/16 §	493,232	433,967
Tranche C-3
8.250% due 03/30/18 §	295,939	273,532
Endurance Business Media Inc (1st Lien) 6.250% due 11/09/19 §	248,750	250,305
Equinox Holdings Inc
(1st Lien)
4.501% due 01/31/20 §	150,000	150,094
Term B
due 01/31/20 µ	100,000	100,063
Federal-Mogul Corp
Tranche B
2.128% due 12/27/14 §	636,889	609,480
Tranche C
2.128% due 12/28/15 §	324,943	310,959
Fender Musical Instruments Corp 5.750% due 04/03/19 §	50,000	50,280
FoxCo Acquisition Sub LLC 5.500% due 07/14/17 §	148,875	150,612
General Nutrition Centers Inc Tranche B 3.750% due 03/02/18 §	1,122,955	1,122,486
Genpact Ltd 3.500% due 08/30/19 §	174,125	175,104
Getty Images Inc 4.750% due 10/18/19 §	572,125	567,619
Go Daddy Operating Co LLC Tranche B-2 4.250% due 10/05/18 §	518,489	517,031
Gray Television Inc 4.750% due 10/12/19 §	240,991	242,949
Harbor Freight Tools USA Inc 6.500% due 11/14/17 §	148,875	150,215
Interactive Data Corp Term B 3.750% due 02/11/18 §	479,027	477,530
J Crew Group Inc Term B-1 4.000% due 03/07/18 §	493,703	492,057
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	974,003	974,308
Kasima LLC 3.250% due 05/17/21 §	125,000	123,594
Landry’s Inc 4.750% due 04/19/18 §	468,021	469,288
Language Line LLC Tranche B 6.250% due 06/20/16 §	592,321	587,731
Laureate Education Inc (Extended) 5.250% due 06/15/18 §	1,057,138	1,057,799
MCC Iowa LLC Tranche H 3.250% due 01/29/21 §	100,000	99,374
Media Holdco LP 7.250% due 06/25/18 §	99,500	99,687
MGM Resorts International Term B 3.500% due 12/20/19 §	298,500	296,522
Michaels Stores Inc Term B 3.750% due 01/28/20 §	325,000	324,424
National Vision Inc 7.000% due 08/02/18 §	74,063	74,433
Nine Entertainment Group Ltd Term B 3.500% due 01/31/20 §	100,000	99,792
Ollie’s Holdings Inc 5.250% due 09/28/19 §	248,750	249,061
OSI Restaurant Partners LLC 3.500% due 10/28/19 §	916,875	914,870

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Party City Holdings Inc
4.250% due 07/27/19 §	$174,125	$173,962
Term B
due 07/29/19 µ	225,000	224,789
Petco Animal Supplies Inc 4.000% due 11/24/17 §	487,500	488,185
Pilot Travel Centers LLC Tranche B
3.750% due 03/30/18 §	409,735	403,897
4.250% due 08/07/19 §	148,875	147,154
Pinnacle Entertainment Inc Series A 4.000% due 03/19/19 §	74,063	74,271
Rentpath Inc Term B 6.250% due 05/29/20 §	125,000	122,656
RGIS Services LLC Tranche C 5.500% due 10/18/17 §	197,500	199,596
Sabre Holdings Term B 5.250% due 02/19/19 §	149,250	150,369
Scientific Games International Inc Term B due 05/28/20 µ	475,000	469,995
SeaWorld Parks & Entertainment Inc Term B-2 3.000% due 05/14/20 §	588,213	585,364
Serta Simmons Holdings LLC 5.003% due 10/01/19 §	199,500	200,248
Six Flags Theme Parks Inc Term B 4.001% due 12/30/16 §	505,183	508,925
Spin Holdco Inc Term B 4.250% due 11/14/19 §	150,000	149,750
SRAM LLC Term B 4.011% due 04/04/20 §	220,909	219,943
Standard Aero Ltd
Tranche B-1
6.250% due 11/02/18 §	85,364	85,471
Tranche B-2
6.250% due 11/02/18 §	38,698	38,747
SurveyMonkey.com LLC 5.500% due 02/07/19 §	249,375	251,869
SymphonyIRI Group Inc Term B 4.500% due 12/01/17 §	490,003	492,453
Tempur-Pedic International Inc Term B 2.750% due 03/18/20 §	192,110	190,957
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	925,000	928,758
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	925,000	923,193
The Servicemaster Co Tranche C 4.250% due 01/31/17 §	373,125	370,047
Tower Automotive Holdings USA LLC 5.750% due 04/23/20 §	50,000	50,250
Tribune Co Term B 4.000% due 12/17/19 §	223,875	225,925
TWCC Holding Corp
3.500% due 02/13/17 §	734,303	736,827
(2nd Lien)
6.000% due 12/11/20 §	100,000	101,250
Univision Communications Inc (Extended 1st Lien) 4.500% due 03/01/20 §	877,201	870,779
Veyance Technologies Inc 5.250% due 09/08/17 §	299,250	298,203
Virgin Media Investment Holdings Ltd
(Facility B)
3.500% due 02/21/20 §	258,621	256,600
Term B
due 02/21/20 µ	466,379	462,736
Visant Corp Tranche B 5.250% due 12/22/16 §	496,586	475,570
VWR Funding Inc
(Extended)
4.445% due 04/03/17 §	355,475	354,253
Term B-1
4.195% due 04/03/17 §	248,750	248,128

	Principal Amount	Value
Waddington Group
Term B (1st Lien)
due 05/15/20 µ	$50,000	$49,938
Weight Watchers International Inc Tranche B-2 3.750% due 04/02/20 §	775,000	771,848
Wendy’s International Inc Term B 3.250% due 05/15/19 §	683,889	683,248
WMG Acquisition Corp
Term 1 (Delayed Draw)
due 05/12/20 µ	43,293	43,094
Term 2 (Delayed Draw)
due 05/12/20 µ	6,707	6,661
Tranche B
3.750% due 07/01/20 §	75,000	74,656

		35,889,834

Consumer Staples - 8.6%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	149,625	150,810
Albertson’s LLC
Term B-1
4.250% due 03/21/16 §	45,274	45,288
Term B-2
4.750% due 03/21/19 §	29,539	29,367
Arysta LifeScience SPC LLC (1st Lien) 4.500% due 05/29/20 §	325,000	323,846
Blue Buffalo Co Ltd Term B 4.750% due 08/08/19 §	570,695	572,597
Clearwater Seafoods Ltd Term B due 06/10/19 µ	450,000	452,438
CSM Bakery Supplies Term B due 05/17/20 µ	125,000	124,453
Del Monte Foods Co Term B 4.000% due 02/15/18 §	461,385	460,470
Dole Food Co Inc Tranche B 3.752% due 04/01/20 §	1,097,250	1,094,735
H.J. Heinz Company Term B-2 3.500% due 06/05/20 §	1,300,000	1,301,541
JBS USA LLC 3.750% due 05/27/18 §	982,538	981,309
NBTY Inc Term B-2 3.500% due 10/01/17 §	325,000	325,576
Pinnacle Foods Finance LLC Tranche G 3.250% due 04/29/20 §	473,813	471,986
Reynolds Group Holdings 4.750% due 09/28/18 §	992,500	996,428
Rite Aid Corp Tranche 6 4.000% due 02/21/20 §	249,375	249,562
Spectrum Brands Inc Term B 4.501% due 12/17/19 §	405,939	407,799
SUPERVALU Inc
5.000% due 03/21/19 §	473,585	471,414
Term B
due 03/21/19 µ	250,000	248,854
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	274,313	271,798
US Foods Inc 4.500% due 03/31/19 §	1,075,000	1,067,475

		10,047,746

Energy - 2.8%

Alpha Natural Resources Inc Term B 3.504% due 05/22/20 §	75,000	72,703
Arch Coal Inc 5.750% due 05/16/18 §	396,187	394,826
CITGO Petroleum Corp Term B 8.000% due 06/24/15 §	139,286	140,330
Energy Transfer Equity LP 3.750% due 03/24/17 §	146,250	146,993

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Frac Tech Services Term B 8.500% due 04/29/16 §	$246,743	$238,812
MEG Energy Corp 3.750% due 03/31/20 §	771,087	769,642
Obsidian Natural Gas Trust 7.000% due 11/02/15 §	669,908	671,582
Patriot Coal Corp 9.250% due 10/02/13 §	100,000	99,406
Ruby Western Pipeline Holdings LLC 3.500% due 03/27/20 §	50,000	49,875
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	100,000	100,000
Sheridan Investment Partners I LLC Tranche B-2 5.000% due 10/01/19 §	244,140	243,224
Sheridan Production Partners I-A LP Tranche B-2 5.000% due 10/01/19 §	32,351	32,229
Sheridan Production Partners I-M LP Tranche B-2 5.000% due 10/01/19 §	19,760	19,686
Tallgrass Operations LLC 5.250% due 11/13/18 §	147,911	149,297
Tervita Corp 6.250% due 05/15/18 §	199,500	199,358

		3,327,963

Financials - 6.3%

Alliant Holdings I LLC 5.000% due 12/20/19 §	248,750	249,411
Altisource Solutions SARL Term B 5.750% due 11/27/19 §	49,875	50,186
American Capital Ltd 5.500% due 08/22/16 §	150,000	150,420
American Stock Transfer & Trust Co LLC (1st Lien) due 06/16/20 µ	100,000	99,500
Amwins Group (1st Lien) 5.000% due 09/06/19 §	99,500	99,898
Citco Funding LLC 4.250% due 06/29/18 §	539,752	538,403
Clipper Acquisitions Corp 4.000% due 02/06/20 §	697,747	705,597
CNO Financial Group Inc Tranche B-2 3.750% due 09/28/18 §	119,471	120,143
Compass Investors Inc 5.250% due 12/27/19 §	273,625	274,523
Cunningham Lindsey U.S. Inc (1st Lien) 5.000% due 12/10/19 §	298,500	299,619
First Data Corp
4.193% due 03/23/18 §	523,620	511,512
Term B
4.193% due 09/24/18 §	200,000	195,325
Harbourvest Partners LP 4.750% due 11/21/17 §	453,828	457,232
Home Loan Servicing Solutions Ltd Term B due 06/19/20 µ	150,000	149,250
HUB International Ltd 3.695% due 06/13/17 §	996,395	998,352
ION Trading Technologies SARL (1st Lien) 4.500% due 05/22/20 §	50,000	49,833
LPL Holdings Inc
Tranche A
2.695% due 03/29/17 §	62,500	62,370
Tranche B
3.250% due 03/29/19 §	396,008	395,512
McGraw-Hill Global Education Holdings LLC Term B 9.000% due 03/22/19 §	99,750	98,528
Nuveen Investments Inc Tranche B (1st Lien) 4.195% due 05/13/17 §	883,260	880,610

	Principal Amount	Value
Ocwen Loan Servicing LLC 5.000% due 02/15/18 §	$149,625	$150,785
SOPHOS Term B 6.500% due 05/10/19 §	495,000	493,763
Walter Investment Management Corp Tranche B 5.750% due 11/28/17 §	316,772	318,910

		7,349,682

Health Care - 15.5%

Alere Inc Term B 4.253% due 06/30/17 §	788,000	791,940
Alliance HealthCare Services Inc
4.250% due 06/03/19 §	80,952	81,054
(Delayed Draw)
due 06/03/19 µ	19,048	19,107
Apria Healthcare Group Inc 6.750% due 04/06/20 §	75,000	74,813
Aptalis Pharma Inc Term B-1 5.500% due 02/10/17 §	488,628	488,934
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	697,747	701,527
Aveta Inc 9.750% due 12/30/17 §	61,579	62,349
Biomet Inc Term B-1 3.963% due 07/25/17 §	1,019,284	1,016,826
CHS/Community Health Systems Inc (Extended) 3.773% due 01/25/17 §	638,054	639,649
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	373,125	374,490
DJO Finance LLC Term B 4.750% due 09/15/17 §	359,689	362,836
Drumm Investors LLC 5.000% due 05/04/18 §	244,180	234,963
Emdeon Business Services LLC Term B-2
due 11/02/18 µ	500,000	498,875
3.750% due 11/02/18 §	75,000	74,831
Emergency Medical Services Corp 4.000% due 05/25/18 §	455,993	455,831
Grifols Inc Tranche B 4.250% due 06/01/17 §	756,646	761,578
HCA Inc Tranche B-4 2.945% due 05/01/18 §	656,925	655,077
Health Management Associates Inc Term B 3.500% due 11/18/18 §	1,139,586	1,139,586
Hologic Inc Tranche B 4.500% due 08/01/19 §	223,313	224,342
IMS Health Inc Tranche B-1 3.750% due 09/01/17 §	556,025	556,789
InVentiv Health Inc 7.500% due 08/04/16 §	263,957	260,657
Kinetic Concepts Inc Term D1 4.500% due 05/04/18 §	694,746	696,048
MedAssets Inc Term B 4.000% due 12/13/19 §	60,875	61,027
MMM Holdings Inc 9.750% due 12/12/17 §	84,671	85,624
MultiPlan Inc Term B-1 4.000% due 08/26/17 §	526,756	529,107
One Call Medical Inc 5.500% due 08/24/19 §	99,500	100,080
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	325,000	321,039
Par Pharmaceutical Cos Inc Term B-1 4.250% due 09/30/19 §	124,064	123,499
Pharmaceutical Product Development Inc 4.250% due 12/05/18 §	995,000	998,524
Quintiles Transnational Corp
Term B
due 06/08/18 µ	500,000	501,250
Term B-2
4.500% due 06/08/18 §	902,898	905,155

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Radnet Management Inc Tranche B 4.250% due 10/10/18 §	$198,001	$198,372
RPI Finance Trust 3.500% due 05/09/18 §	412,260	413,291
Sage Products Inc (1st Lien) 4.250% due 12/13/19 §	229,638	230,021
Select Medical Corp
Series B Tranche B
3.550% due 02/20/16 §	99,750	100,373
TriZetto Group Inc 4.750% due 05/02/18 §	492,462	494,555
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	198,500	198,004
Universal Health Services Inc Term B 2.443% due 11/15/16 §	500,000	503,644
Valeant Pharmaceuticals International Inc (Canada)
Series C-1 Tranche B
3.500% due 12/11/19 §	298,500	296,728
Series D-1 Tranche B
3.500% due 02/13/19 §	496,256	493,103
Series E Term B
due 06/26/20 µ	625,000	624,721
Warner Chilcott Co LLC
Term B-1
4.250% due 03/15/18 §	144,610	144,954
Term B-2
4.250% due 03/15/18 §	44,673	44,779
Warner Chilcott Corp Term B-1 4.250% due 03/15/18 §	332,190	332,978
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	261,771	262,393

		18,135,323

Industrials - 10.5%

Accudyne Industries LLC 4.000% due 12/13/19 §	746,250	741,994
Advanced Disposal Term B 4.250% due 10/09/19 §	223,875	223,455
Allflex Holdings II Inc (1st Lien) due 05/31/20 µ	75,000	75,156
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	125,000	124,330
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	74,625	74,532
Apex Tool Group LLC 4.500% due 01/31/20 §	99,750	99,958
Atlantic Aviation FBO Inc 3.250% due 06/01/20 §	50,000	49,969
BakerCorp International Inc Term B 4.250% due 02/11/20 §	498,750	496,672
Beechcraft Holdings LLC 5.750% due 02/14/20 §	375,000	375,703
Bombardier Recreational Products Inc (Canada) Term B 5.000% due 01/30/19 §	396,000	396,000
Brand Energy & Infrastructure Services Inc (Canada)
Term B-1 (1st Lien)
6.250% due 10/23/18 §	80,040	81,007
Term B-2 (1st Lien)
5.754% due 10/23/16 §	19,258	19,547
Colfax Corp Term B 3.250% due 01/11/19 §	349,125	349,561
CSC Holdings LLC Term B 2.695% due 04/17/20 §	350,000	346,938

	Principal Amount	Value
DELTA 2 SARL (Luxembourg)
(Facility B)
4.500% due 04/30/19 §	$272,257	$272,938
Term B-2 (Extended)
due 04/30/19 µ	125,000	125,313
DynCorp International Inc 6.250% due 07/07/16 §	500,000	503,125
Edwards Ltd (Cayman) (1st Lien) 4.750% due 03/26/20 §	167,375	168,840
Flying Fortress Inc 3.500% due 06/30/17 §	354,167	352,838
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	200,000	198,813
Grede LLC Term B 4.500% due 05/02/18 §	494,623	495,241
Husky Injection Molding Systems Ltd Term B 4.250% due 06/30/18 §	446,719	447,347
IG Investments Holdings LLC Tranche B (1st Lien) 6.000% due 10/31/19 §	99,500	99,687
John Maneely Co 4.750% due 04/01/17 §	984,909	982,858
KAR Auction Services Inc Term B 3.750% due 05/19/17 §	312,044	313,409
Merrill Communications LLC 7.250% due 03/08/18 §	24,938	25,041
Metaldyne Co LLC
5.000% due 12/18/18 §	174,125	174,560
Term B
due 12/18/18 µ	500,000	503,150
Milacron LLC Term B 4.250% due 03/28/20 §	548,625	550,335
Monitronics International Inc Term B 4.250% due 03/23/18 §	123,441	123,981
Pelican Products Inc (1st Lien) 7.000% due 07/11/18 §	247,500	248,428
Rexnord LLC 3.750% due 04/01/18 §	848,258	848,788
Schaeffler AG (Germany) (Facility C) 4.250% due 01/27/17 §	100,000	100,250
Sensata Technologies BV 3.750% due 05/10/18 §	120,273	121,588
Sequa Corp 5.250% due 06/19/17 §	199,000	200,306
SumTotal Systems LLC (1st Lien) 6.253% due 11/16/18 §	149,625	149,531
Swift Transportation Co LLC
Term B
2.942% due 12/21/16 §	344,533	346,974
Tranche B-2
4.000% due 12/21/17 §	167,285	168,670
Tank Holding Corp Term 1 4.250% due 07/09/19 §	143,493	142,596
The Hertz Corp Tranche B-1 3.750% due 03/11/18 §	223,875	224,785
Transdigm Inc Term C due 02/28/20 µ	175,000	173,396
U.S. Security Associates Holdings Inc Term B 6.000% due 07/28/17 §	492,483	496,485
West Corp Term B-8 3.750% due 06/30/18 §	223,123	223,513

		12,237,608

Information Technology - 8.4%

Aeroflex Inc Tranche B-1 4.500% due 11/09/19 §	420,615	422,192
Applied Systems Inc (1st Lien) 4.250% due 12/08/16 §	49,871	50,104

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
ARRIS Group Inc Term B 3.500% due 04/17/20 §	$623,438	$620,060
Aspect Software Inc Tranche B 7.000% due 05/07/16 §	435,205	436,562
Booz Allen Hamilton Inc Tranche B 4.500% due 07/31/19 §	99,250	98,857
CDW Corp 3.500% due 04/29/20 §	249,375	247,011
CompuCom Systems Inc 4.250% due 05/09/20 §	325,000	323,070
DG Fastchannel Inc 7.250% due 07/26/18 §	408,009	406,479
Eagle Parent Inc Term B 4.500% due 05/16/18 §	466,521	467,979
Expert Global Solutions Inc Term B (1st Lien) 8.500% due 04/03/18 §	269,600	273,306
Freescale Semiconductor Inc Tranche B-4 5.000% due 03/01/20 §	324,188	322,060
Infor US Inc Tranche B-2 5.250% due 04/05/18 §	630,515	635,244
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	199,000	200,368
Micro Holding LP 6.250% due 03/18/19 §	124,688	125,233
Mitel US Holdings Inc (1st Lien) 7.000% due 02/27/19 §	74,813	75,046
Novell Inc (1st Lien) 7.272% due 11/22/17 §	416,250	418,183
NXP BV Tranche C 4.750% due 01/10/20 §	124,375	126,292
Rocket Software Inc 5.750% due 02/19/18 §	492,503	493,324
Rovi Solutions Corp Tranche B-3 3.500% due 03/29/19 §	99,750	99,501
RP Crown Parent LLC Term B 6.750% due 12/10/18 §	822,122	826,232
SCS Holdings I Inc 7.000% due 12/07/18 §	473,958	477,217
Sophia LP Term B 4.500% due 07/19/18 §	144,660	145,202
Spansion LLC 5.250% due 12/13/18 §	99,231	99,851
SSI Investments II Ltd 5.000% due 05/26/17 §	485,029	489,273
SunGard Data Systems Inc
Tranche C
3.943% due 02/28/17 §	106,742	107,008
Tranche E
4.000% due 03/08/20 §	698,250	701,160
Vertafore Inc 4.250% due 10/03/19 §	500,000	501,459
Wall Street Systems Inc (1st Lien) 5.750% due 10/25/19 §	149,250	149,623
Web.com Group Inc Term B 4.500% due 10/27/17 §	449,619	454,303

		9,792,199

Materials - 8.0%

AZ Chem US Inc 5.308% due 12/22/17 §	117,426	118,424
Berry Plastics Corp Term D 3.500% due 02/08/20 §	249,375	246,952
BWAY Holding Co 4.500% due 08/06/17 §	323,375	324,992
DuPont Performance Coatings Term B 4.750% due 02/01/20 §	349,125	349,842
Essar Steel Algoma Inc (Canada) 8.750% due 09/20/14 §	496,250	504,521
Fairmount Minerals Ltd Tranche B 5.250% due 03/15/17 §	375,952	377,009

	Principal Amount	Value
FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	$719,563	$716,614
Ineos US Finance LLC 4.000% due 05/04/18 §	1,063,931	1,046,532
John Henry Holdings Inc (1st Lien) 6.000% due 12/06/18 §	74,625	75,278
MacDermid Inc Tranche B (1st Lien) 4.000% due 06/07/20 §	100,000	99,813
Neenah Foundry Co 6.750% due 04/26/17 §	75,000	75,000
Noranda Aluminum Term B 5.750% due 02/28/19 §	123,438	120,969
Novelis Inc 3.750% due 03/10/17 §	975,011	979,582
Oxea (1st Lien) due 11/30/19 µ	75,000	74,719
Pact Group Inc 3.750% due 05/29/20 §	200,000	199,250
PQ Corp 4.500% due 08/07/17 §	149,250	149,541
Tricorbraun Inc 4.003% due 05/03/18 §	500,000	502,500
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	1,225,000	1,232,876
Unifrax Holding Co 4.250% due 11/28/18 §	498,747	499,495
United Central Industrial Supply Co LLC (1st Lien) 7.500% due 10/09/18 §	148,800	142,848
Univar Inc Term B 5.000% due 06/30/17 §	828,757	812,571
Walter Energy Inc Term B 5.750% due 04/02/18 §	707,503	697,087

		9,346,415

Telecommunication Services - 4.3%

Cellular South Inc Term B 3.250% due 05/22/20 §	50,000	50,000
Cricket Communications Inc
4.750% due 10/01/19 §	497,500	495,013
Term C
4.750% due 03/08/20 §	250,000	248,177
Greeneden U.S. Holdings II LLC 4.000% due 02/08/20 §	39,375	39,449
Intelsat Jackson Holdings SA Tranche B-1 4.250% due 04/02/18 §	1,172,838	1,176,870
SBA Finance Communications Corp 3.750% due 06/30/18 §	27,079	27,164
Syniverse Holdings Inc
4.000% due 04/23/19 §	125,000	124,948
5.000% due 04/23/19 §	247,500	248,660
Telesat Canada Term B-2 (Canada) 3.500% due 03/28/19 §	519,760	520,572
TNS Inc (1st Lien) 5.000% due 02/14/20 §	49,074	49,258
UPC Financing Partnership (Facility AH) 3.250% due 06/30/21 §	1,000,000	996,563
Windstream Corp Term B-3 4.000% due 08/08/19 §	997,481	1,001,129

		4,977,803

Utilities - 2.5%

AES Corp 3.750% due 06/01/18 §	303,937	305,267
Calpine Construction Finance Co LP Term B-1 3.000% due 05/03/20 §	150,000	148,795
Calpine Corp
Term B-1
4.000% due 04/01/18 §	1,026,375	1,026,925
Term B-2
4.000% due 04/01/18 §	98,000	98,086

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Dynegy Inc Tranche B-2 4.000% due 04/23/20 §	$123,077	$122,615
Equipower Resources Holdings LLC Term C due 12/15/20 µ	75,000	74,625
LSP Madison Funding LLC 5.576% due 06/28/19 §	263,333	265,638
NRG Energy Inc 2.750% due 07/01/18 §	515,813	511,760
Texas Competitive Electric Holdings Co LLC(Extended) 4.720% due 10/10/17 §	500,000	351,500

		2,905,211

Total Senior Loan Notes (Cost $114,298,449)		114,009,784

	Shares
SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	5,787,900	5,787,900

Total Short-Term Investment (Cost $5,787,900)		5,787,900

TOTAL INVESTMENTS - 103.9% (Cost $120,758,000)		121,164,265

OTHER ASSETS & LIABILITIES, NET - (3.9%)		(4,492,328)

NET ASSETS - 100.0%		$116,671,937

Notes to Schedule of Investments

(a)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Metro-Goldwyn-Mayer Studios Inc ‘A’ Acq. 12/30/10	$671,651	$1,366,581	1.2%

(b)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $100,000 or less than 0.1% of net assets as of June 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Market Value	Unrealized Depreciation
Entravision Communications Corp	$100,000	$98,875	($1,125)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,366,581	$—	$1,366,581	$—
	Senior Loan Notes	114,009,784	—	114,009,784	—
	Short-Term Investment	5,787,900	5,787,900	—	—

	Total Assets	121,164,265	5,787,900	115,376,365	—

Liabilities	Unfunded Loan Commitment	(1,125)	—	(1,125)	—

	Total Liabilities	(1,125)	—	(1,125)	—

	Total	$121,163,140	$5,787,900	$115,375,240	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 1.1%

Financials - 0.8%

Ally Financial Inc 3.475% due 02/11/14 §	$700,000	$705,348
Credit Agricole Home Loan SFH (France) 1.026% due 07/21/14 § ~	400,000	401,527
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	100,000	98,372

		1,205,247

Industrials - 0.3%

International Lease Finance Corp
6.500% due 09/01/14 ~	100,000	104,500
6.750% due 09/01/16 ~	100,000	108,500
7.125% due 09/01/18 ~	200,000	222,000

		435,000

Total Corporate Bonds & Notes (Cost $1,599,970)		1,640,247

MORTGAGE-BACKED SECURITIES - 3.0%

Collateralized Mortgage Obligations - Commercial - 1.0%

Banc of America Large Loan Trust 2.493% due 11/15/15 " § ~	893,719	896,526
JP Morgan Chase Commercial Mortgage Securities Corp 5.336% due 05/15/47 "	110,000	121,597
Morgan Stanley Capital I Trust 5.893% due 06/11/49 " §	100,000	112,929
Silenus European Loan Conduit Ltd (Ireland) 0.353% due 05/15/19 " § ~	EUR 271,833	343,214

		1,474,266

Collateralized Mortgage Obligations - Residential - 2.0%

Bear Stearns Adjustable Rate Mortgage Trust
2.240% due 08/25/35 " §	$19,900	19,755
2.320% due 08/25/35 " §	36,416	35,997
2.600% due 03/25/35 " §	70,067	69,367
2.793% due 03/25/35 " §	19,165	19,024
Citigroup Mortgage Loan Trust Inc
2.270% due 09/25/35 " §	33,247	32,696
2.290% due 09/25/35 " §	28,046	27,382
Countrywide Home Loan Mortgage Pass-Through Trust 4.261% due 01/19/34 " §	98,911	94,580
Fannie Mae
0.543% due 07/25/37 " §	297,996	299,751
0.573% due 07/25/37 " §	261,367	263,260
0.633% due 05/25/36 " §	252,597	254,646
0.638% due 02/25/37 " §	64,220	64,536
0.873% due 02/25/41 " §	428,664	433,826
GSR Mortgage Loan Trust 2.664% due 09/25/35 " §	59,469	58,724
JP Morgan Mortgage Trust 5.116% due 06/25/35 " §	199,099	201,214
Merrill Lynch Mortgage Investors Trust 2.237% due 12/25/34 " §	161,551	164,240
New York Mortgage Trust 2.859% due 05/25/36 " §	540,230	463,728
Reperforming Loan REMIC Trust 0.533% due 06/25/35 " § ~	21,964	19,847
Residential Accredit Loans Inc 0.373% due 06/25/46 " §	137,397	61,847

	Principal Amount	Value
Structured Asset Mortgage Investments II Trust 0.403% due 05/25/46 " §	$124,002	$76,886
Wells Fargo Mortgage Backed Securities Trust 2.645% due 10/25/35 " §	391,220	381,905

		3,043,211

Total Mortgage-Backed Securities (Cost $4,258,235)		4,517,477

ASSET-BACKED SECURITIES - 3.0%

AMMC V Ltd CLO (Cayman) 0.507% due 08/08/17 " § ~	14,399	14,385
Ares VIR Ltd CLO (Cayman) 0.502% due 03/12/18 " § ~	251,137	248,824
Asset Backed Funding Certificates Trust 0.913% due 06/25/35 " §	102,905	102,843
Freddie Mac Structured Pass- Through Securities 0.473% due 09/25/31 " §	2,151	1,997
Harvest SA CLO (Luxembourg) 0.825% due 03/29/17 " § ~	EUR 76,195	98,899
Hillmark Funding CDO (Cayman) 0.524% due 05/21/21 " § ~	$1,100,000	1,064,149
Park Place Securities Inc Pass-Through Certificates 1.213% due 12/25/34 " §	180,972	180,771
SLM Student Loan Trust
0.469% due 12/15/23 " §	EUR 1,565,035	1,999,521
0.479% due 09/15/21 " § ~	479,122	622,670
Wood Street BV CLO (Netherlands) 0.587% due 03/29/21 " § ~	157,250	200,114

Total Asset-Backed Securities (Cost $4,608,472)		4,534,173

U.S. TREASURY OBLIGATIONS - 94.4%

U.S. Treasury Inflation Protected Securities - 93.3%

0.125% due 04/15/16 ^	$210,700	216,198
0.125% due 04/15/17 ^	2,661,906	2,732,300
0.125% due 01/15/22 ^	17,827,920	17,459,120
0.125% due 07/15/22 ^	15,674,088	15,318,739
0.125% due 01/15/23 ^	8,663,984	8,394,586
0.500% due 04/15/15 ^	4,399,423	4,511,472
0.625% due 07/15/21 ^ ‡	14,707,318	15,181,292
0.625% due 02/15/43 ^	3,236,576	2,720,494
0.750% due 02/15/42 ^	926,199	815,490
1.125% due 01/15/21 ^	318,906	341,055
1.250% due 04/15/14 ^	2,746,950	2,786,009
1.250% due 07/15/20 ^	13,008,616	14,132,131
1.625% due 01/15/15 ^	10,473,338	10,894,722
1.750% due 01/15/28 ^	5,105,954	5,719,067
1.875% due 07/15/13 ^	6,457,161	6,466,744
1.875% due 07/15/15 ^	836,857	890,174
2.000% due 07/15/14 ^	1,233,650	1,274,226
2.000% due 01/15/16 ^	5,506,567	5,916,547
2.375% due 01/15/25 ^	123,365	146,949
2.375% due 01/15/27 ^	230,620	277,447
2.500% due 01/15/29 ^	6,823,467	8,408,326
2.625% due 07/15/17 ^	2,356,179	2,673,528
3.375% due 04/15/32 ^	196,512	275,961
3.875% due 04/15/29 ^ ‡	10,538,249	15,182,486

		142,735,063

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. Treasury Notes - 1.1%

0.750% due 06/15/14 ‡	$400,000	$402,141
2.000% due 02/15/23	1,300,000	1,250,285

		1,652,426

Total U.S. Treasury Obligations (Cost $153,277,927)		144,387,489

FOREIGN GOVERNMENT BONDS & NOTES - 7.5%

Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^	EUR 1,694,400	2,314,579
Canada Housing Trust No 1 (Canada) 2.450% due 12/15/15 ~	CAD 1,200,000	1,167,607
Canadian Government (Canada) 4.250% due 12/01/21 ^	1,033,914	1,284,238
Instituto Credito Oficial (Spain) 1.966% due 03/25/14 § ~	EUR 1,600,000	2,085,960
Mexican Bonos de Proteccion al Ahorro (Mexico) 4.320% due 01/30/20 ^ §	MXN 4,400,000	342,631
Mexican Udibonos (Mexico)
4.500% due 12/18/14 ^	990,413	81,162
5.000% due 06/16/16 ^	13,122,970	1,125,890
New South Wales Treasury Corp (Australia)
2.500% due 11/20/35 ^	AUD 200,000	209,736
2.750% due 11/20/25 ^	1,800,000	2,037,577
United Kingdom Gilt (United Kingdom) 1.750% due 09/07/22	GBP 100,000	143,533
United Kingdom Gilt Inflation-Linked (United Kingdom) 3.712% due 07/26/16 ^ ~	100,000	518,706
Xunta de Galicia (Spain) 6.131% due 04/03/18	EUR 100,000	138,719

Total Foreign Government Bonds & Notes (Cost $12,050,101)		11,450,338

PURCHASED OPTIONS - 0.0%
(See Note (e) in Notes to Schedule of Investments) (Cost $86,445)		61,832

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 1.1%

U.S. Treasury Bills - 0.4%

0.140% due 06/26/14	$600,000	$599,045

Repurchase Agreement - 0.4%

Morgan Stanley & Co. 0.220% due 07/01/13 (Dated 06/28/13, repurchase price of $600,011; collateralized by a Federal Home Loan Mortgage Corporation Note: 3.750% due 03/27/19 and value $665,213)	600,000	600,000

	Shares

Money Market Fund - 0.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	542,912	542,912

Total Short-Term Investments (Cost $1,742,072)		1,741,957

TOTAL INVESTMENTS - 110.1% (Cost $177,623,222)		168,333,513

OTHER ASSETS & LIABILITIES, NET - (10.1%)		(15,395,981)

NET ASSETS - 100.0%		$152,937,532

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Depreciation
Eurodollar (03/16)	GSC	44	$44,000,000	($71,106)
Eurodollar (03/17)	GSC	57	57,000,000	(91,959)
U.S. Treasury 10-Year Notes (09/13)	GSC	3	300,000	(8,816)
U.S. Treasury 30-Year Notes (09/13)	GSC	2	200,000	(8,434)

Total Futures Contracts				($180,315)

(c)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2013 was $10,964,190 at a weighted average interest rate of 0.137%.

(d)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	209,000	USD	203,455	07/13	DUB	($12,487)
BRL	2,264,726	USD	1,114,640	08/13	UBS	(107,700)
EUR	429,000	USD	569,940	07/13	BRC	(11,526)
EUR	196,000	USD	261,188	07/13	CIT	(6,062)
EUR	2,094,000	USD	2,781,607	07/13	DUB	(55,923)
EUR	729,000	USD	953,725	07/13	JPM	(4,812)
EUR	6,167,000	USD	8,070,137	07/13	RBS	(42,777)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
GBP	327,000	USD	510,637	09/13	DUB	($13,539)
INR	6,808,750	USD	125,000	07/13	BRC	(10,782)
INR	13,201,500	USD	242,000	07/13	CIT	(20,543)
INR	21,299,800	USD	379,000	07/13	DUB	(21,693)
INR	3,253,200	USD	60,000	07/13	GSC	(5,427)
INR	8,707,200	USD	160,000	07/13	HSB	(13,935)
INR	4,810,960	USD	88,000	07/13	JPM	(7,296)
INR	58,081,410	USD	966,413	10/13	BRC	(7,152)
JPY	42,400,000	USD	449,843	07/13	CIT	(22,305)
MXN	4,310,226	USD	349,218	09/13	JPM	(19,042)
USD	3,012,494	AUD	3,079,000	07/13	WBC	199,148
USD	2,665,730	CAD	2,716,000	09/13	DUB	88,791
USD	368,429	EUR	285,000	07/13	BRC	(2,545)
USD	65,312	EUR	49,000	07/13	DUB	1,530
USD	11,988,286	EUR	9,281,000	07/13	MSC	(92,455)
USD	8,071,438	EUR	6,167,000	08/13	RBS	43,006
USD	1,206,035	GBP	774,000	09/13	BRC	29,419
USD	982,100	INR	58,081,410	07/13	BRC	7,776
USD	171,000	INR	10,373,780	10/13	BRC	(331)
USD	21,000	INR	1,260,000	10/13	BRC	190
USD	27,000	INR	1,650,780	10/13	DUB	(264)
USD	80,000	INR	4,799,200	10/13	DUB	737
USD	14,000	INR	854,280	10/13	JPM	(109)
USD	47,000	INR	2,866,530	10/13	UBS	(343)
USD	118,427	JPY	11,600,000	07/13	CIT	1,459
USD	324,704	JPY	31,600,000	07/13	HSB	6,067
USD	581,279	MXN	7,537,733	09/13	BRC	3,866
USD	38,663	MXN	516,979	09/13	HSB	(939)
USD	38,000	MXN	500,031	09/13	JPM	(303)
USD	37,737	MXN	502,639	09/13	MSC	(767)
USD	19,600	MXN	260,242	09/13	UBS	(335)

Total Forward Foreign Currency Contracts						($99,403)

(e)	Purchased options outstanding as of June 30, 2013 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC 30-Year Interest Rate Swap	Receive	3.875%	04/14/14	DUB	$1,700,000	$86,445	$61,832

Total Purchased Options						$86,445	$61,832

(f)	Transactions in written options for the three-month period ended June 30, 2013 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2013	4	6,100,000	29,100,000	$210,065
Call Options Written	5	—	67,500,000	15,150
Put Options Written	5	—	76,900,000	127,797
Call Options Closed	(2)	—	—	(511)
Put Options Closed	—	—	(4,100,000)	(27,275)
Call Options Expired	—	—	(64,800,000)	(13,455)
Put Options Expired	(2)	(1,300,000)	(64,800,000)	(22,652)

Outstanding, June 30, 2013	10	4,800,000	39,800,000	$289,119

(g)	Premiums received and value of written options outstanding as of June 30, 2013 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	216.69	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	$2,000,000	$17,720	($3,128)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(491)
Floor - OTC U.S. CPI Urban Consumers NSA	218.01	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	10/13/20	DUB	700,000	6,860	(1,277)

						$28,450	($4,896)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 3-Year 2-Year Interest Rate Swap	Receive	1.600%	07/02/13	GSC	$4,200,000	$7,560	$—
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BRC	700,000	3,120	(2)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	GSC	2,100,000	8,640	(7)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	JPM	700,000	2,430	(2)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	MSC	1,100,000	5,165	(4)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	RBS	500,000	1,518	(2)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	DUB	300,000	210	(8)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	MSC	2,000,000	1,118	(54)
Call - OTC 10-Year Interest Rate Swap	Receive	1.900%	09/03/13	RBS	300,000	945	(60)

						30,706	(139)

Put - OTC 3-Year 2-Year Interest Rate Swap	Pay	1.600%	07/02/13	GSC	4,200,000	21,000	(91,269)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	GSC	500,000	1,455	(7,401)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	RBS	500,000	1,405	(7,401)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	DUB	300,000	810	(6,435)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	MSC	2,000,000	5,070	(42,901)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	DUB	700,000	2,335	(11,024)
Put - OTC 5-Year Interest Rate Swap	Pay	1.450%	09/03/13	MSC	2,700,000	13,687	(38,061)
Put - OTC 10-Year Interest Rate Swap	Pay	2.400%	09/03/13	RBS	300,000	2,160	(11,150)
Put - OTC 10-Year Interest Rate Swap	Pay	2.900%	09/30/13	JPM	1,100,000	19,077	(19,077)
Put - OTC 10-Year Interest Rate Swap	Pay	2.900%	09/30/13	MSC	3,000,000	51,918	(51,919)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	2,600,000	7,215	(46,037)
Put - OTC 5-Year Interest Rate Swap	Pay	2.850%	04/14/14	DUB	7,000,000	84,000	(46,305)
	Based on 3-Month EUR-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	BRC	EUR 2,100,000	3,595	(89)
Put - OTC 2-Year Interest Rate Swap	Pay	1.150%	07/24/13	HSB	600,000	1,051	(25)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	BRC	1,400,000	7,224	(757)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	CIT	300,000	1,356	(162)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	DUB	300,000	1,542	(162)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	RBS	100,000	590	(54)

						225,490	(380,229)

						$256,196	($380,368)

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - CME 10-Year U.S. Treasury Note Futures (09/13)	$133.00	08/23/13	MSC	5	$1,670	($156)

Put - CME 10-Year U.S. Treasury Note Futures (09/13)	129.00	08/23/13	MSC	5	2,803	(13,984)

					$4,473	($14,140)

Total Written Options					$289,119	($399,404)

(h)	Swap agreements outstanding as of June 30, 2013 were as follows:

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC BRL-CDI Compounded	JPM	Pay	7.900%	01/02/15	BRL 100,000	($903)	($357)	($546)
OTC BRL-CDI Compounded	GSC	Pay	8.150%	01/02/15	2,000,000	(16,081)	(4,806)	(11,275)
OTC BRL-CDI Compounded	GSC	Pay	8.255%	01/02/15	1,900,000	(9,993)	2,397	(12,390)
OTC BRL-CDI Compounded	MSC	Pay	8.270%	01/02/15	100,000	(745)	(171)	(574)
OTC BRL-CDI Compounded	DUB	Pay	8.485%	01/02/15	2,300,000	(14,167)	(175)	(13,992)
OTC BRL-CDI Compounded	UBS	Pay	8.560%	01/02/15	7,800,000	(44,545)	3,449	(47,994)
OTC BRL-CDI Compounded	HSB	Pay	8.825%	01/02/15	6,500,000	398	39,932	(39,534)
OTC BRL-CDI Compounded	UBS	Pay	8.150%	01/02/17	3,700,000	(98,648)	—	(98,648)
OTC BRL-CDI Compounded	MSC	Pay	8.220%	01/02/17	4,700,000	(121,204)	(249)	(120,955)
OTC BRL-CDI Compounded	GSC	Pay	8.300%	01/02/17	3,000,000	(73,195)	3,861	(77,056)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INFLATION MANAGED FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC US CPI Urban Consumers NSA	GSC	Receive	2.415%	02/12/17	$ 600,000	($15,048)	$—	($15,048)
OTC US CPI Urban Consumers NSA	CIT	Receive	2.250%	07/15/17	4,100,000	(93,185)	984	(94,169)
OTC US CPI Urban Consumers NSA	DUB	Receive	2.250%	07/15/17	3,800,000	(86,366)	3,520	(89,886)
OTC US CPI Urban Consumers NSA	RBS	Receive	2.250%	07/15/17	2,600,000	(59,092)	(2,517)	(56,575)
OTC France CPI Excluding Tobacco	MSC	Pay	2.000%	02/01/18	EUR 700,000	23,691	281	23,410
OTC France CPI Excluding Tobacco	RBS	Pay	2.000%	02/01/18	100,000	3,385	108	3,277
OTC France CPI Excluding Tobacco	CIT	Pay	2.150%	04/01/21	100,000	3,316	1,561	1,755
OTC France CPI Excluding Tobacco	DUB	Pay	2.150%	04/01/21	400,000	13,262	7,362	5,900
OTC France CPI Excluding Tobacco	GSC	Pay	2.150%	04/01/21	600,000	19,893	4,446	15,447
OTC France CPI Excluding Tobacco	MSC	Pay	2.150%	04/01/21	900,000	29,840	(3,280)	33,120
OTC US CPI Urban Consumers NSA	CIT	Receive	2.500%	07/15/22	$500,000	(11,145)	3,815	(14,960)
OTC US CPI Urban Consumers NSA	DUB	Receive	2.500%	07/15/22	3,100,000	(69,100)	39,506	(108,606)

Total Interest Rate Swaps						($619,632)	$99,667	($719,299)

Total Swap Agreements						($619,632)	$99,667	($719,299)

(i)	As of June 30, 2013, investments with a total aggregate value of $359,354, were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and swap contracts. In addition, $23,000 in cash was segregated as collateral for futures contracts.

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$1,640,247	$—	$1,640,247	$—
	Mortgage-Backed Securities	4,517,477	—	4,517,477	—
	Asset-Backed Securities	4,534,173	—	4,534,173	—
	U.S. Treasury Obligations	144,387,489	—	144,387,489	—
	Foreign Government Bonds & Notes	11,450,338	—	11,450,338	—
	Short-Term Investments	1,741,957	542,912	1,199,045	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	381,989	—	381,989	—
	Interest Rate Contracts
	Purchased Options	61,832	—	61,832	—
	Swaps	93,785	—	93,785	—

	Total Interest Rate Contracts	155,617	—	155,617	—

	Total Assets - Derivatives	537,606	—	537,606	—

	Total Assets	168,809,287	542,912	168,266,375	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(481,392)	—	(481,392)	—
	Interest Rate Contracts
	Futures	(180,315)	(180,315)	—	—
	Written Options	(399,404)	(14,140)	(380,368)	(4,896)
	Swaps	(713,417)	—	(713,417)	—

	Total Interest Rate Contracts	(1,293,136)	(194,455)	(1,093,785)	(4,896)

	Total Liabilities - Derivatives	(1,774,528)	(194,455)	(1,575,177)	(4,896)

	Total Liabilities	(1,774,528)	(194,455)	(1,575,177)	(4,896)

	Total	$167,034,759	$348,457	$166,691,198	($4,896)

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of June 30, 2013 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($14,853,439)	$—	($14,853,439)	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 13.9%

Consumer Discretionary - 0.0%

General Motors Co-Escrow Receipts 8.375% due 07/05/33 Ω +	EUR 200,000	$—

Consumer Staples - 0.3%

Anheuser-Busch InBev Worldwide Inc 0.826% due 01/27/14 §	$1,200,000	1,203,724
Reynolds American Inc
6.750% due 06/15/17	200,000	231,893
7.625% due 06/01/16	100,000	116,649

		1,552,266

Energy - 0.2%

Colorado Interstate Gas Co LLC 6.800% due 11/15/15	200,000	226,559
NGPL PipeCo LLC 7.119% due 12/15/17 ~	500,000	487,500
Petrobras International Finance Co (Cayman) 5.875% due 03/01/18	400,000	432,331

		1,146,390

Financials - 11.0%

Ally Financial Inc
3.672% due 06/20/14 §	4,600,000	4,663,664
4.500% due 02/11/14	500,000	505,500
4.625% due 06/26/15	300,000	307,619
8.300% due 02/12/15	600,000	648,000
American Express Co 4.875% due 07/15/13	200,000	200,302
American International Group Inc
5.450% due 05/18/17	100,000	110,395
6.250% due 03/15/87	1,000,000	1,026,250
ANZ International Ltd (New Zealand) 6.200% due 07/19/13 ~	300,000	301,097
Banco Santander Brasil SA (Brazil)
2.373% due 03/18/14 § ~	600,000	597,207
4.250% due 01/14/16 ~	300,000	304,500
Banco Santander Chile (Chile) 1.876% due 01/19/16 § ~	1,000,000	1,002,500
Bank of America Corp
1.696% due 01/30/14 §	1,200,000	1,206,778
4.500% due 04/01/15	1,900,000	1,993,592
Bank of Montreal (Canada)
1.950% due 01/30/18 ~	300,000	306,836
2.850% due 06/09/15 ~	100,000	104,167
Banque PSA Finance SA (France) 2.182% due 04/04/14 § ~	600,000	594,869
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	3,800,000	4,009,000
BM&FBovespa SA (Brazil) 5.500% due 07/16/20 ~	100,000	103,125
BNP Paribas SA (France) 1.179% due 01/10/14 §	1,000,000	1,002,881
BPCE SA (France) 2.375% due 10/04/13 ~	100,000	100,465
CIT Group Inc 5.250% due 04/01/14 ~	100,000	101,750
Citigroup Inc
2.275% due 08/13/13 §	200,000	200,435
5.500% due 10/15/14	2,700,000	2,840,484
Commonwealth Bank of Australia (Australia) 0.697% due 07/12/13 § ~	1,600,000	1,600,269
Credit Agricole Home Loan SFH (France) 1.026% due 07/21/14 § ~	1,400,000	1,405,342
Credit Suisse NY (Switzerland) 2.200% due 01/14/14	300,000	302,628

	Principal Amount	Value
Daimler Finance North America LLC
0.879% due 01/09/15 § ~	$2,000,000	$2,007,090
1.472% due 09/13/13 § ~	400,000	400,770
Dexia Credit Local SA (France)
0.756% due 04/29/14 § ~	800,000	801,311
1.109% due 09/18/13 §	EUR 1,600,000	2,089,239
Ford Motor Credit Co LLC
7.000% due 04/15/15	$500,000	543,306
8.700% due 10/01/14	200,000	218,058
HBOS PLC (United Kingdom) 0.974% due 09/06/17 §	8,100,000	7,520,850
HSBC Bank PLC (United Kingdom) 2.000% due 01/19/14 ~	200,000	201,753
ICICI Bank Ltd (India)
4.750% due 11/25/16 ~	1,700,000	1,756,780
5.500% due 03/25/15 ~	600,000	624,906
ING Bank NV (Netherlands) 2.500% due 01/14/16 ~	100,000	103,320
Intesa Sanpaolo SPA (Italy) 2.674% due 02/24/14 § ~	500,000	501,917
LBG Capital No. 2 PLC (United Kingdom) 9.125% due 07/15/20	GBP 800,000	1,310,434
Lloyds TSB Bank PLC (United Kingdom) 12.000% § ~ ±	$1,000,000	1,344,456
National Australia Bank Ltd (Australia) 0.998% due 04/11/14 § ~	1,400,000	1,407,832
Nordea Bank AB (Sweden) 2.125% due 01/14/14 ~	100,000	100,912
Nordea Eiendomskreditt AS (Norway) 0.700% due 04/07/15 § ~	900,000	902,636
Nykredit Realkredit AS (Denmark)
1.319% due 04/01/38 §	DKK 49,772	8,964
1.319% due 10/01/38 §	128,217	23,014
RCI Banque SA (France) 2.148% due 04/11/14 § ~	$1,300,000	1,302,938
Realkredit Danmark AS (Denmark)
1.360% due 01/01/38 §	DKK 340,428	61,259
Santander Issuances SAU (Spain) 7.300% due 07/27/19 §	GBP 3,000,000	4,642,527
SLM Corp
2.211% due 10/01/14 § ^	$100,000	100,125
5.000% due 10/01/13	2,600,000	2,616,250
6.250% due 01/25/16	100,000	106,375
Springleaf Finance Corp 4.125% due 11/29/13 ~	EUR 1,000,000	1,301,643
SSIF Nevada LP 0.977% due 04/14/14 § ~	$3,300,000	3,316,074
State Bank of India (India) 4.500% due 07/27/15 ~	1,000,000	1,042,630
Stone Street Trust 5.902% due 12/15/15 ~	700,000	752,381
Volkswagen International Finance NV (Netherlands) 0.894% due 04/01/14 § ~	995,000	997,269
Wachovia Corp 0.464% due 08/01/13 §	300,000	300,100

		63,946,774

Health Care - 0.2%

AbbVie Inc 1.033% due 11/06/15 § ~	1,200,000	1,212,170

Industrials - 0.9%

International Lease Finance Corp
5.625% due 09/20/13	255,000	257,423
5.750% due 05/15/16	100,000	103,249
United Technologies Corp 0.545% due 12/02/13 §	5,100,000	5,106,013

		5,466,685

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Materials - 1.0%

Braskem Finance Ltd (Cayman) 5.750% due 04/15/21 ~	$3,600,000	$3,528,000
CSN Islands XI Corp (Cayman) 6.875% due 09/21/19 ~	700,000	710,500
CSN Resources SA (Luxembourg) 6.500% due 07/21/20 ~	600,000	587,250
Gerdau Holdings Inc 7.000% due 01/20/20 ~	400,000	424,000
GTL Trade Finance Inc (United Kingdom) 7.250% due 10/20/17 ~	600,000	654,000

		5,903,750

Telecommunication Services - 0.2%

Verizon Communications Inc 0.886% due 03/28/14 §	900,000	902,817

Utilities - 0.1%

Electricite de France SA (France) 5.500% due 01/26/14 ~	200,000	205,203
Entergy Corp 3.625% due 09/15/15	500,000	518,232

		723,435

Total Corporate Bonds & Notes (Cost $79,786,528)		80,854,287

SENIOR LOAN NOTES - 0.2%

Financials - 0.2%

Springleaf Finance Funding Co 5.500% due 05/10/17 §	1,085,367	1,088,243

Total Senior Loan Notes (Cost $1,081,824)		1,088,243

MORTGAGE-BACKED SECURITIES - 50.1%

Collateralized Mortgage Obligations - Commercial - 0.9%

Bear Stearns Commercial Mortgage Securities Trust 5.700% due 06/11/50 "	200,000	228,457
Commercial Mortgage Pass-Through Certificates 5.467% due 09/15/39 "	865,119	955,883
JPMorgan Chase Commercial Mortgage Securities Trust 4.070% due 11/15/43 " ~	500,000	529,897
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	576,099	644,556
Merrill Lynch Floating Trust 0.731% due 07/09/21 " § ~	389,091	388,054
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,655,947	1,834,715
Silenus European Loan Conduit Ltd (Ireland) 0.353% due 05/15/19 " § ~	EUR 33,979	42,902
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	$600,000	668,751

		5,293,215

Collateralized Mortgage Obligations - Residential - 2.9%

Alternative Loan Trust 2.736% due 06/25/37 " §	361,898	289,109
Arran Residential Mortgages Funding PLC (United Kingdom)
1.402% due 11/19/47 " § ~	EUR 147,033	191,668
1.603% due 05/16/47 " § ~	896,274	1,184,931
Banc of America Funding Trust 2.639% due 05/25/35 " §	$105,701	106,357

	Principal Amount	Value
Banc of America Mortgage Trust 2.916% due 07/25/33 " §	$51,327	$51,398
BCAP LLC Trust 5.437% due 03/26/37 " § ~	96,954	89,405
Bear Stearns Adjustable Rate Mortgage Trust
2.320% due 08/25/35 " §	46,688	46,150
2.470% due 10/25/35 " §	326,868	312,718
2.706% due 08/25/33 " §	121,246	121,694
2.793% due 03/25/35 " §	84,553	83,928
2.996% due 01/25/35 " §	1,241,142	1,165,983
Bear Stearns Alt-A Trust
2.709% due 05/25/35 " §	55,875	51,375
2.864% due 09/25/35 " §	65,274	53,761
2.911% due 11/25/36 " §	89,016	58,768
Chase Mortgage Finance Trust 5.741% due 09/25/36 " §	233,718	214,949
Chevy Chase Funding LLC 0.443% due 08/25/35 " § ~	63,173	54,613
Citigroup Mortgage Loan Trust Inc
2.290% due 09/25/35 " §	56,093	54,764
2.570% due 10/25/35 " §	99,386	95,842
Countrywide Home Loan Mortgage Pass-Through Trust 0.513% due 03/25/35 " §	29,084	23,621
Credit Suisse First Boston Mortgage Securities Corp
0.827% due 03/25/32 " § ~	4,574	4,209
6.000% due 11/25/35 "	102,940	84,214
Downey Saving and Loan Association Mortgage Loan Trust 0.372% due 04/19/47 " § Ω	304,953	72,851
Fannie Mae
0.393% due 10/27/37 " §	3,400,000	3,401,435
0.503% due 04/25/37 " §	113,845	114,385
0.643% due 09/25/35 " §	243,855	246,053
1.625% due 11/25/23 " §	181,736	186,778
Freddie Mac
1.374% due 10/25/44 " §	42,799	43,213
1.574% due 07/25/44 " §	225,742	231,857
8.000% due 04/15/30 "	219,263	259,623
Granite Master Issuer PLC (United Kingdom)
0.342% due 12/20/54 " § ~	EUR 507,141	642,623
0.402% due 12/20/54 " § ~	815,779	1,033,714
0.452% due 12/20/54 " §	$405,356	393,196
Granite Mortgages PLC (United Kingdom)
0.588% due 01/20/44 " § ~	EUR 26,040	33,090
0.884% due 01/20/44 " § ~	GBP 26,352	39,288
0.889% due 09/20/44 " § ~	144,097	214,399
HarborView Mortgage Loan Trust
0.362% due 12/19/36 " §	$564,628	346,055
0.382% due 01/19/38 " §	185,634	150,203
0.412% due 05/19/35 " §	32,570	26,750
JPMorgan Mortgage Trust
4.354% due 02/25/35 " §	18,752	18,812
5.263% due 07/25/35 " §	276,873	284,986
5.750% due 01/25/36 "	43,938	40,055
Mellon Residential Funding Corp Mortgage Pass Through Trust 0.673% due 06/15/30 " §	8,419	8,290
Merrill Lynch Mortgage Investors Trust
0.403% due 02/25/36 " §	44,445	38,603
2.256% due 11/25/35 " §	3,080,008	2,862,287
Morgan Stanley Mortgage Loan Trust 5.500% due 08/25/35 "	195,645	199,271
Reperforming Loan REMIC Trust 0.533% due 06/25/35 " § ~	109,822	99,237
Residential Accredit Loans Inc Trust
0.373% due 06/25/46 " §	91,598	41,231
6.000% due 06/25/36 "	237,007	184,203

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Residential Asset Securitization Trust 0.593% due 05/25/33 " §	$6,667	$6,452
Structured Asset Mortgage Investments II Trust 0.413% due 05/25/36 " §	195,200	133,569
Structured Asset Securities Corp Mortgage Pass Through Certificates
2.583% due 08/25/32 " §	23,588	23,270
2.716% due 10/28/35 " § ~	45,987	43,086
Washington Mutual Mortgage Pass-Through Certificates
0.503% due 01/25/45 " §	24,456	22,374
0.513% due 01/25/45 " §	25,459	22,778
1.568% due 08/25/42 " §	4,347	4,011
2.220% due 02/27/34 " §	7,345	7,466
2.499% due 09/25/46 " §	91,510	84,982
5.011% due 02/25/37 " §	496,973	454,962
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 12/25/34 " §	90,892	92,310
2.641% due 03/25/36 " §	625,005	584,975
2.720% due 04/25/36 " §	73,331	68,888

		17,101,068

Fannie Mae - 44.3%

1.374% due 10/01/44 " §	37,890	38,468
2.176% due 09/01/35 " §	164,329	173,287
2.310% due 08/01/22 "	500,000	478,626
2.492% due 11/01/34 " §	131,298	141,821
2.500% due 07/17/27 "	7,000,000	7,033,906
2.655% due 12/01/35 " §	29,458	31,353
2.815% due 11/01/32 " §	149,968	159,863
2.870% due 09/01/27 "	500,000	450,271
3.000% due 09/01/21 "	4,254,204	4,438,893
3.000% due 09/01/26 "	4,293,197	4,424,076
3.000% due 07/17/27 "	38,600,000	39,685,625
3.000% due 08/13/42 "	4,000,000	3,897,500
3.500% due 08/01/26 "	51,394	53,668
3.500% due 11/01/26 "	384,936	402,240
3.500% due 02/01/27 "	265,083	276,957
3.500% due 07/17/27 "	30,000,000	31,265,625
4.000% due 07/01/25 "	291,820	308,185
4.000% due 09/01/25 "	379,696	400,871
4.000% due 12/01/25 "	162,838	172,039
4.000% due 06/01/26 "	135,239	142,802
4.000% due 08/16/27 "	6,000,000	6,318,750
4.000% due 06/01/29 "	86,958	91,102
4.000% due 11/01/30 "	231,055	240,962
4.000% due 08/01/40 "	217,895	227,103
4.000% due 08/01/40 "	979,997	1,021,412
4.000% due 08/12/40 "	23,000,000	23,909,218
4.000% due 12/01/40 "	143,995	149,989
4.000% due 03/01/41 "	376,499	392,762
4.000% due 04/01/41 "	447,866	467,211
4.000% due 04/01/41 "	135,675	141,409
4.000% due 09/01/41 "	790,062	839,744
4.000% due 09/01/41 "	8,472	8,838
4.000% due 10/01/41 "	877,720	914,812
4.000% due 12/01/41 "	15,773	16,455
4.000% due 12/01/41 "	745,583	777,789
4.000% due 02/01/42 "	71,618	74,711
4.000% due 10/01/42 "	634,333	661,733
4.452% due 12/01/36 " §	15,430	16,361
4.500% due 07/01/18 "	499,006	530,712
4.500% due 04/01/19 "	80,867	86,043
4.500% due 06/01/24 "	294,583	312,807
4.500% due 08/01/24 "	604,556	641,744
4.500% due 01/01/25 "	86,968	92,332
4.500% due 06/01/25 "	669,624	711,031
4.500% due 06/01/26 "	96,512	102,405
4.500% due 04/01/28 "	2,963	3,163
4.500% due 04/01/29 "	2,833,472	3,020,039

	Principal Amount	Value
4.500% due 05/01/35 "	$199,165	$211,311
4.500% due 01/01/37 "	85,572	90,554
4.500% due 11/01/38 "	375,938	397,685
4.500% due 02/01/39 "	152,409	161,240
4.500% due 04/01/39 "	708,366	749,410
4.500% due 04/01/39 "	9,234	9,769
4.500% due 05/01/39 "	829,921	878,008
4.500% due 05/01/39 "	132,707	140,396
4.500% due 06/01/39 "	794,820	840,873
4.500% due 06/01/39 "	573,418	608,187
4.500% due 08/01/39 "	693,226	733,393
4.500% due 08/01/39 "	568,242	601,167
4.500% due 03/01/40 "	3,819,901	4,047,028
4.500% due 07/01/40 "	202,363	214,438
4.500% due 07/14/40 "	2,000,000	2,116,563
4.500% due 08/01/40 "	619,624	656,596
4.500% due 08/01/40 "	130,700	138,499
4.500% due 08/01/40 "	271,782	287,999
4.500% due 08/12/40 "	4,000,000	4,225,625
4.500% due 10/01/40 "	6,105,659	6,469,983
4.500% due 02/01/41 "	90,627	96,107
4.500% due 03/01/41 "	64,931	68,857
4.500% due 03/01/41 "	213,523	226,434
4.500% due 05/01/41 "	2,419,340	2,571,965
4.500% due 05/01/41 "	3,402,318	3,608,039
4.500% due 05/01/41 "	2,097,984	2,224,839
4.500% due 06/01/41 "	5,282,656	5,602,071
4.500% due 06/01/41 "	412,910	437,877
4.500% due 08/01/41 "	171,312	181,670
5.000% due 02/01/25 "	389,244	422,304
5.000% due 02/01/27 "	37,961	40,837
5.000% due 06/01/27 "	4,995	5,373
5.000% due 08/01/27 "	3,990	4,323
5.000% due 05/01/33 "	106,856	115,607
5.000% due 03/01/34 "	423,614	459,137
5.000% due 03/01/34 "	243,345	263,273
5.000% due 12/01/34 "	10,669	11,523
5.000% due 02/01/35 "	33,278	35,797
5.000% due 03/01/35 "	269,052	290,993
5.000% due 08/01/35 "	4,000,000	4,307,074
5.000% due 08/01/35 "	932,044	1,012,114
5.000% due 08/01/35 "	1,974,105	2,125,654
5.000% due 09/01/35 "	42,919	46,214
5.000% due 10/01/35 "	925,624	996,683
5.000% due 11/01/35 "	354,715	381,946
5.000% due 11/01/35 "	46,826	50,421
5.000% due 12/01/35 "	1,713,284	1,844,810
5.000% due 02/01/36 "	1,621,789	1,746,412
5.000% due 06/01/36 "	18,054	19,404
5.000% due 12/01/36 "	2,183,127	2,350,109
5.000% due 04/01/37 "	17,715	19,074
5.000% due 07/01/37 "	16,748	18,000
5.000% due 08/01/37 "	53,912	58,225
5.000% due 01/01/38 "	121,993	131,114
5.000% due 02/01/38 "	18,046	19,395
5.000% due 03/01/38 "	13,681	14,704
5.000% due 03/01/38 "	371,390	399,158
5.000% due 03/01/38 "	51,560	55,415
5.000% due 03/01/38 "	867,810	932,696
5.000% due 05/01/38 "	28,547	30,681
5.000% due 05/01/38 "	5,797,329	6,257,267
5.000% due 05/01/38 "	5,505	5,916
5.000% due 07/15/38 "	18,000,000	19,372,505
5.000% due 01/01/39 "	4,373	4,700
5.000% due 07/01/39 "	1,000,000	1,074,769
5.000% due 07/01/39 "	28,671	30,902
5.000% due 05/01/40 "	16,195	17,627
5.000% due 07/01/40 "	34,503	37,187
5.000% due 07/01/40 "	752,020	818,545
5.000% due 08/01/40 "	14,980	16,305

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
5.000% due 11/01/40 "	$326,128	$350,513
5.500% due 12/01/20 "	6,232	6,592
5.500% due 07/01/21 "	26,616	28,137
5.500% due 08/01/21 "	81,169	85,864
5.500% due 10/01/21 "	139,999	151,246
5.500% due 12/01/21 "	8,055	8,521
5.500% due 04/01/22 "	103,225	111,527
5.500% due 05/01/22 "	171,388	182,770
5.500% due 05/01/22 "	268,099	289,756
5.500% due 07/01/22 "	21,041	22,745
5.500% due 06/01/23 "	92,238	99,705
5.500% due 06/01/23 "	33,361	36,209
5.500% due 09/01/23 "	88,832	93,976
5.500% due 02/01/24 "	36,087	39,474
5.500% due 01/01/28 "	532,852	580,098
5.500% due 03/01/28 "	14,492	15,739
5.500% due 11/01/32 "	262,493	287,691
5.500% due 01/01/34 "	12,873	14,090
5.500% due 02/01/34 "	47,838	52,363
5.500% due 03/01/34 "	10,404	11,408
5.500% due 04/01/34 "	3,587	3,933
5.500% due 02/01/35 "	86,917	95,306
5.500% due 05/01/36 "	897,961	974,310
5.500% due 07/01/36 "	65,948	72,314
5.500% due 09/01/36 "	74,369	81,403
5.500% due 11/01/36 "	18,105	19,669
5.500% due 04/01/37 "	6,527,996	7,081,022
5.500% due 04/01/38 "	977,604	1,060,386
5.500% due 05/01/38 "	884,928	959,862
5.500% due 08/15/38 "	11,000,000	11,926,406
5.500% due 08/01/39 "	28,120	30,748
6.000% due 09/01/22 "	27,170	29,537
6.000% due 01/01/23 "	17,913	19,468
6.000% due 02/01/33 "	25,827	28,496
6.000% due 12/01/35 "	54,445	59,596
6.000% due 06/01/36 "	26,671	29,012
6.000% due 06/01/36 "	4,188	4,555
6.000% due 07/01/36 "	4,303	4,681
6.000% due 08/01/36 "	6,003	6,726
6.000% due 09/01/36 "	99,007	107,695
6.000% due 09/01/36 "	23,275	25,318
6.000% due 09/01/36 "	10,567	11,494
6.000% due 10/01/36 "	6,904	7,510
6.000% due 10/01/36 "	111,181	120,937
6.000% due 11/01/36 "	72,778	79,164
6.000% due 12/01/36 "	62,185	67,642
6.000% due 12/01/36 "	173,690	188,932
6.000% due 03/01/37 "	8,532	9,268
6.000% due 04/01/37 "	4,878	5,299
6.000% due 06/01/37 "	7,395	8,033
6.000% due 06/01/37 "	195,032	214,253
6.000% due 07/01/37 "	21,061	22,879
6.000% due 07/01/37 "	10,592	11,507
6.000% due 08/01/37 "	22,878	24,852
6.000% due 09/01/37 "	218,682	239,890
6.000% due 09/01/37 "	4,371	4,748
6.000% due 11/01/37 "	158,507	172,188
6.000% due 09/01/38 "	176,527	191,778
6.000% due 12/01/38 "	468,792	509,640
6.000% due 12/01/38 "	459,997	499,739
6.000% due 01/01/39 "	5,850	6,358
6.000% due 07/01/39 "	755,544	820,755
6.000% due 10/01/39 "	728,685	791,577
6.000% due 04/01/40 "	1,113,632	1,209,750
6.000% due 06/01/40 "	190,103	206,511
6.000% due 07/14/40 "	1,000,000	1,087,032
6.000% due 10/01/40 "	940,028	1,021,162
6.000% due 05/01/41 "	4,934,559	5,363,191
6.500% due 03/01/17 "	20,779	22,189

		258,194,634

	Principal Amount	Value
Freddie Mac - 0.7%

2.375% due 11/01/31 " §	$6,614	$7,036
2.384% due 04/01/32 " §	22,694	24,195
2.456% due 09/01/35 " §	22,296	23,640
2.734% due 06/01/35 " §	207,726	221,968
2.995% due 09/01/35 " §	124,697	132,523
4.500% due 09/01/41 "	493,973	521,592
5.500% due 03/01/23 "	11,915	12,811
5.500% due 04/01/38 "	488,606	527,947
5.500% due 06/01/38 "	309,436	332,430
5.500% due 07/01/38 "	136,187	146,307
5.500% due 12/01/38 "	146,734	158,380
5.500% due 01/01/39 "	936,367	1,005,948
5.500% due 03/01/39 "	510,659	548,606
5.500% due 05/01/40 "	37,040	39,793
6.000% due 12/01/22 "	19,889	21,576
6.000% due 03/01/23 "	56,850	61,550

		3,786,302

Government National Mortgage Association - 1.3%

3.000% due 07/22/43 "	2,000,000	1,976,563
3.500% due 07/22/43 "	1,000,000	1,025,469
3.500% due 07/22/43 "	1,000,000	1,025,937
5.000% due 04/15/38 "	199,625	215,481
5.000% due 04/15/39 "	961,569	1,041,353
5.000% due 04/15/39 "	23,332	25,219
5.000% due 10/15/41 "	2,000,000	2,164,215

		7,474,237

Total Mortgage-Backed Securities (Cost $292,911,917)		291,849,456

ASSET-BACKED SECURITIES - 3.2%

Argent Securities Inc 1.013% due 02/25/34 " §	1,384,916	1,177,219
Asset Backed Funding Certificates Trust 0.893% due 06/25/34 " §	104,945	98,487
Auto ABS (Italy) 0.347% due 10/25/20 " § ~	EUR 111,403	145,022
Bear Stearns Asset Backed Securities Trust
0.393% due 12/25/36 " §	$497,064	446,212
2.995% due 10/25/36 " §	133,164	128,482
CIT Mortgage Loan Trust 1.443% due 10/25/37 " § ~	3,866,137	3,850,614
Citibank Omni Master Trust 2.943% due 08/15/18 " § ~	3,200,000	3,287,114
Countrywide Asset-Backed Certificates
0.293% due 08/25/37 " §	2,756,129	2,707,420
0.543% due 05/25/46 " § ~	2,624,942	2,416,709
Duane Street I Ltd CLO (Cayman) 0.525% due 11/08/17 " § ~	355,624	355,186
Halcyon Structured Asset Management Long Secured / Short Unsecured Ltd (Cayman) 0.498% due 08/07/21 " § ~	2,080,757	2,061,606
Hillmark Funding CDO (Cayman) 0.524% due 05/21/21 " § ~	1,100,000	1,064,149
HSBC Home Equity Loan Trust 0.342% due 03/20/36 " §	406,225	402,775
Long Beach Mortgage Loan Trust 0.753% due 10/25/34 " §	18,554	17,559
Park Place Securities Inc 0.453% due 09/25/35 " §	138,718	134,528
Securitized Asset-Backed Receivables LLC Trust 0.323% due 05/25/37 " § Ω	125,774	66,416
United States Small Business Administration 4.754% due 08/10/14 "	17,374	17,757
Wood Street BV CLO (Netherlands) 0.544% due 11/22/21 " § ~	EUR 433,888	552,164

Total Asset-Backed Securities (Cost $18,182,585)		18,929,419

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 10.7%

Fannie Mae
0.875% due 08/28/17	$3,900,000	$3,826,602
0.875% due 12/20/17	400,000	389,585
0.875% due 02/08/18	1,000,000	971,974
0.875% due 05/21/18	200,000	193,522
1.125% due 04/27/17	1,900,000	1,894,929
1.250% due 01/30/17	4,200,000	4,228,195
5.000% due 02/13/17	900,000	1,026,495
5.000% due 05/11/17	1,800,000	2,055,919
5.375% due 06/12/17	3,500,000	4,054,393
Freddie Mac
0.875% due 03/07/18	300,000	290,635
1.000% due 03/08/17	3,000,000	2,987,334
1.000% due 06/29/17	13,700,000	13,590,345
1.000% due 07/28/17	7,300,000	7,204,604
1.000% due 09/29/17	6,300,000	6,231,469
1.250% due 05/12/17	700,000	701,569
1.250% due 08/01/19	5,300,000	5,061,108
1.250% due 10/02/19	5,300,000	5,028,015
1.750% due 05/30/19	100,000	98,583
2.375% due 01/13/22	400,000	389,234
3.750% due 03/27/19	1,200,000	1,320,804
5.500% due 08/23/17	900,000	1,051,124

Total U.S. Government Agency Issues (Cost $63,530,016)		62,596,438

U.S. TREASURY OBLIGATIONS - 34.4%

U.S. Treasury Inflation Protected Securities - 7.1%

0.125% due 04/15/17 ^	716,667	735,619
0.125% due 01/15/22 ^	205,482	201,236
0.125% due 07/15/22 ^	2,224,640	2,174,239
0.625% due 07/15/21 ^	4,230,175	4,367,161
1.125% due 01/15/21 ^	3,295,362	3,524,235
1.250% due 07/15/20 ^	639,768	695,023
1.375% due 01/15/20 ^	537,670	585,914
1.750% due 01/15/28 ^	3,551,968	3,978,481
1.875% due 07/15/19 ^	544,540	614,075
2.000% due 01/15/26 ^ ‡	2,929,025	3,382,224
2.125% due 01/15/19 ^	324,927	367,523
2.125% due 02/15/40 ^ ‡	6,347,633	7,709,892
2.375% due 01/15/25 ^	4,071,045	4,849,315
2.375% due 01/15/27 ^	6,111,430	7,352,338
3.625% due 04/15/28 ^	718,865	997,509

		41,534,784

U.S. Treasury Notes - 27.3%

0.250% due 04/15/16 ‡	30,200,000	29,906,245
0.625% due 04/30/18	13,700,000	13,234,954
0.750% due 10/31/17	3,100,000	3,040,784
0.750% due 12/31/17	8,200,000	8,020,305
0.750% due 02/28/18	6,300,000	6,143,729
0.750% due 03/31/18	17,600,000	17,125,627
0.875% due 01/31/18	2,600,000	2,552,875
0.875% due 07/31/19 ‡	18,300,000	17,422,167
1.000% due 05/31/18	10,000,000	9,825,000
1.000% due 08/31/19	4,000,000	3,828,436
1.000% due 09/30/19	500,000	477,930
1.000% due 11/30/19	300,000	285,703
1.125% due 03/31/20	13,200,000	12,569,911
1.125% due 04/30/20	8,600,000	8,173,698
1.250% due 10/31/19	2,300,000	2,230,462
1.250% due 02/29/20	2,800,000	2,694,126
1.375% due 05/31/20	2,400,000	2,314,781
1.500% due 08/31/18 ‡	1,200,000	1,203,187
1.625% due 08/15/22	6,600,000	6,189,044

	Principal Amount	Value
1.625% due 11/15/22	$5,300,000	$4,944,736
1.750% due 05/15/23	800,000	748,813
2.000% due 02/15/22	1,000,000	977,578
2.000% due 02/15/23	4,400,000	4,231,735
2.125% due 08/15/21	800,000	796,344
3.500% due 02/15/18	200,000	220,055

		159,158,225

Total U.S. Treasury Obligations (Cost $207,449,012)		200,693,009

FOREIGN GOVERNMENT BONDS & NOTES - 2.0%

Autonomous Community of Valencia Spain (Spain) 4.375% due 07/16/15	EUR 100,000	130,034
Banco Nacional de Desenvolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	100,000	135,058
Province of British Columbia (Canada) 4.300% due 06/18/42	CAD 100,000	102,461
Province of Ontario (Canada)
1.650% due 09/27/19	$400,000	382,432
3.000% due 07/16/18	100,000	105,052
3.150% due 06/02/22	CAD 4,500,000	4,264,752
4.000% due 06/02/21	800,000	813,122
4.200% due 06/02/20	200,000	206,547
4.300% due 03/08/17	300,000	309,114
4.400% due 06/02/19	300,000	313,287
4.600% due 06/02/39	100,000	105,135
4.700% due 06/02/37	400,000	425,030
5.500% due 06/02/18	100,000	108,819
Province of Quebec (Canada)
3.000% due 09/01/23	1,000,000	917,410
3.500% due 07/29/20	$600,000	631,955
3.500% due 12/01/22	CAD 1,000,000	965,884
4.250% due 12/01/21	1,100,000	1,131,984
4.500% due 12/01/17	200,000	208,451
4.500% due 12/01/18	200,000	209,510
Societe de Financement de l'Economie Francaise (France) 3.375% due 05/05/14 ~	$200,000	205,091

Total Foreign Government Bonds & Notes (Cost $12,236,685)		11,671,128

MUNICIPAL BONDS - 4.7%

American Municipal Power Inc OH 'B' 8.084% due 02/15/50	1,000,000	1,331,450
Buckeye Tobacco Settlement Financing Authority OH 'A2' 5.875% due 06/01/47	800,000	647,440
City of North Las Vegas NV 6.572% due 06/01/40	900,000	932,049
County of Clark Airport System Revenue NV 'C' 6.820% due 07/01/45	200,000	259,830
Dallas/Fort Worth International Airport TX 'G' 5.000% due 11/01/26	2,900,000	3,116,775
Irvine Ranch Water District Joint Power Agency CA 2.388% due 03/15/14	900,000	901,125
Los Angeles Unified School District CA 'A1' 4.500% due 01/01/28	400,000	415,696
Massachusetts School Building Authority 'B' 5.000% due 08/15/28	2,000,000	2,227,400
Metropolitan Transportation Authority NY 'E' 5.000% due 11/15/42	2,100,000	2,143,974
New Jersey Economic Development Authority 'B' 5.380% due 02/15/19	4,100,000	3,405,829

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
New York Liberty Development Corp 5.750% due 11/15/51	$3,200,000	$3,527,712
North Carolina Turnpike Authority 'B' 6.700% due 01/01/39	100,000	113,200
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,764,400
State of California
7.500% due 04/01/34	100,000	129,728
7.550% due 04/01/39	100,000	134,004
7.600% due 11/01/40	1,400,000	1,897,336
Tobacco Settlement Finance Authority of WV 'A' 7.467% due 06/01/47	800,000	690,552
University of Arizona 6.423% due 08/01/35	2,700,000	3,096,117
University of California 6.270% due 05/15/31	500,000	547,040

Total Municipal Bonds (Cost $26,118,908)		27,281,657

SHORT-TERM INVESTMENTS - 10.2%

Commercial Paper - 0.6%

Santander SA 2.427% due 01/02/14	3,300,000	3,276,195

Repurchase Agreements - 9.5%

The Royal Bank of Scotland Group PLC 0.100% due 07/02/13 (Dated 07/01/13, repurchase price of $36,900,103; collateralized by a U.S. Treasury Note: 4.500% due 05/15/17 and value $41,959,336)	36,900,000	36,900,000

	Principal Amount	Value
The Royal Bank of Scotland Group PLC 0.120% due 07/01/13 (Dated 06/28/13, repurchase price of $18,500,185; collateralized by a U.S. Treasury Note: 4.500% due 05/15/17 and value $21,059,648)	$18,500,000	$18,500,000

		55,400,000

	Shares

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	893,020	893,020

Total Short-Term Investments (Cost $59,552,829)		59,569,215

TOTAL INVESTMENTS - 129.4% (Cost $760,850,304)		754,532,852

OTHER ASSETS & LIABILITIES, NET - (29.4%)		(171,406,041)

NET ASSETS - 100.0%		$583,126,811

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Investments with a total aggregate value of $139,267 or less than 0.1% of the fund’s net assets were in default as of June 30, 2013.

(c)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Euribor (12/14)	GSC	8	EUR 8,000,000	$1,161
Euribor (03/15)	GSC	10	10,000,000	(5,073)
Euribor (06/15)	GSC	7	7,000,000	(3,621)
Eurodollar (12/14)	GSC	46	$46,000,000	1,431
Eurodollar (06/15)	GSC	195	195,000,000	(95,935)
Eurodollar (06/15)	GSC	189	189,000,000	23,582
Eurodollar (09/15)	GSC	29	29,000,000	(33,005)
Eurodollar (12/15)	GSC	280	280,000,000	(413,056)
Eurodollar (03/16)	GSC	39	39,000,000	(65,655)
U.S. Treasury 10-Year Notes (09/13)	GSC	60	6,000,000	(170,704)

Total Futures Contracts				($760,875)

(d)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 2 in Supplemental Notes to Schedules of Investments) outstanding during the three-month period ended June 30, 2013 was $1,159,508 at a weighted average interest rate of (0.009%).

(e)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	6,557,770	USD	3,227,567	08/13	UBS	($311,857)
DKK	2,940,000	USD	509,356	08/13	DUB	3,995
DKK	1,370,000	USD	243,329	08/13	DUB	(4,115)
EUR	5,060,000	USD	6,734,814	09/13	CIT	(146,063)
EUR	709,000	USD	945,935	09/13	HSB	(22,729)
GBP	523,000	USD	820,357	09/13	CIT	(25,305)
IDR	992,000,000	USD	100,000	08/13	JPM	(571)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
JPY	113,800,000	USD	1,167,578	07/13	BRC	($20,082)
JPY	163,500,000	USD	1,717,663	07/13	JPM	(69,018)
MXN	77,551,632	USD	6,283,300	09/13	JPM	(342,619)
MYR	913,050	USD	300,000	07/13	BRC	(11,365)
USD	10,787,568	CAD	10,991,000	09/13	DUB	359,317
USD	755,083	DKK	4,263,000	08/13	BRC	10,724
USD	8,186,620	EUR	6,500,000	08/13	DUB	(275,280)
USD	378,711	EUR	300,000	09/13	UBS	(11,905)
USD	6,125,980	EUR	4,663,949	09/13	UBS	52,860
USD	126,735	EUR	100,000	04/14	CIT	(3,635)
USD	7,435,659	GBP	4,772,000	09/13	BRC	181,380
USD	100,151	IDR	992,000,000	08/13	DUB	723
USD	1,419,983	JPY	139,100,000	07/13	BRC	17,375
USD	1,925,265	JPY	190,076,000	07/13	UBS	8,643
USD	32,000	MXN	413,824	09/13	BRC	300
USD	61,000	MXN	780,068	09/13	HSB	1,245
USD	394,900	MXN	5,246,546	09/13	HSB	(7,002)
USD	121,000	MXN	1,545,819	09/13	JPM	2,586
USD	117,000	MXN	1,537,859	09/13	JPM	(805)
USD	47,000	MXN	616,875	09/13	MSC	(254)
USD	558,000	MXN	7,195,410	09/13	UBS	6,811
USD	48,000	MXN	640,771	09/13	UBS	(1,085)
USD	66,731	MYR	206,900	07/13	DUB	1,325
USD	100,000	MYR	309,250	07/13	JPM	2,239
USD	128,085	MYR	396,900	07/13	UBS	2,615

Total Forward Foreign Currency Contracts						($601,552)

(f)	Transactions in written options for the three-month period ended June 30, 2013 were as follows:

	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2013	10,000,000	57,300,000	$245,423
Call Options Written	-	48,900,000	55,945
Put Options Written	-	71,400,000	226,300
Call Options Expired	-	(7,500,000)	(4,675)
Put Options Expired	-	(13,300,000)	(25,412)

Outstanding, June 30, 2013	10,000,000	156,800,000	$497,581

(g)	Premiums received and value of written options outstanding as of June 30, 2013 were as follows:

Inflation Floor/Cap Options

Description	Strike Index	Exercise Index	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - OTC U.S. CPI Urban Consumers NSA	215.95	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,871)
Floor - OTC U.S. CPI Urban Consumers NSA	217.97	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(982)

						$18,060	($2,853)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate Based on 3-Month USD-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	BRC	$600,000	$2,520	($2)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	DUB	1,500,000	3,000	(5)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	GSC	5,400,000	26,495	(18)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	JPM	2,800,000	10,590	(9)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	MSC	2,400,000	12,330	(8)
Call - OTC 10-Year Interest Rate Swap	Receive	1.800%	07/29/13	RBS	3,600,000	12,505	(12)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	DUB	1,100,000	770	(30)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	MSC	7,400,000	4,125	(201)
Call - OTC 5-Year Interest Rate Swap	Receive	0.750%	09/03/13	RBS	2,700,000	1,080	(73)
Call - OTC 5-Year Interest Rate Swap	Receive	0.900%	09/03/13	DUB	2,700,000	2,835	(245)
Call - OTC 5-Year Interest Rate Swap	Receive	1.000%	09/03/13	MSC	3,900,000	3,900	(769)
Call - OTC 5-Year Interest Rate Swap	Receive	1.100%	09/03/13	MSC	28,500,000	34,200	(11,756)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Description	Pay/Receive Floating Rate Based on 3-Month EUR-LIBOR	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	BRC	EUR 2,200,000	$4,253	($2,657)
Call - OTC 1-Year Interest Rate Swap	Receive	0.400%	03/12/14	GSC	2,200,000	4,537	(2,657)

						123,140	(18,442)

	Based on 3-Month USD-LIBOR
Put - OTC 2-Year Interest Rate Swap	Pay	1.200%	07/11/13	DUB	$4,500,000	31,760	-
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	BRC	600,000	4,500	(8,881)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	DUB	1,500,000	9,450	(22,203)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	GSC	5,400,000	22,300	(79,930)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	JPM	2,800,000	11,245	(41,445)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	MSC	2,400,000	16,740	(35,524)
Put - OTC 10-Year Interest Rate Swap	Pay	2.650%	07/29/13	RBS	3,600,000	15,497	(53,286)
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	09/03/13	DUB	2,700,000	15,322	(75,581)
Put - OTC 5-Year Interest Rate Swap	Pay	1.100%	09/03/13	RBS	2,700,000	10,395	(75,581)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	DUB	1,100,000	2,970	(23,595)
Put - OTC 5-Year Interest Rate Swap	Pay	1.250%	09/03/13	MSC	7,400,000	18,730	(158,732)
Put - OTC 5-Year Interest Rate Swap	Pay	1.400%	09/03/13	DUB	2,800,000	9,190	(44,097)
Put - OTC 5-Year Interest Rate Swap	Pay	1.450%	09/03/13	MSC	14,700,000	72,290	(207,219)
Put - OTC 5-Year Interest Rate Swap	Pay	1.650%	09/03/13	MSC	28,500,000	68,400	(251,473)
Put - OTC 5-Year Interest Rate Swap	Pay	1.500%	10/28/13	GSC	11,700,000	32,220	(207,167)

	Based on 3-Month EUR-LIBOR
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	BRC	EUR 900,000	4,529	(487)
Put - OTC 5-Year Interest Rate Swap	Pay	1.700%	07/24/13	DUB	300,000	1,486	(162)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	BRC	2,200,000	4,820	(6,363)
Put - OTC 1-Year Interest Rate Swap	Pay	0.400%	03/12/14	GSC	2,200,000	4,537	(6,363)

						356,381	(1,298,089)

						$479,521	($1,316,531)

Total Written Options						$497,581	($1,319,384)

(h)	Swap agreements outstanding as of June 30, 2013 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Berkshire Hathaway Finance Corp	1.000%	12/20/13	BRC	0.238%	$200,000	$800	$1,131	($331)
General Electric Capital Corp	4.000%	12/20/13	CIT	0.318%	200,000	3,815	—	3,815
General Electric Capital Corp	4.230%	12/20/13	DUB	0.318%	200,000	4,053	—	4,053
General Electric Capital Corp	4.325%	12/20/13	CIT	0.318%	200,000	4,150	—	4,150
General Electric Capital Corp	4.400%	12/20/13	BRC	0.318%	200,000	4,245	—	4,245
General Electric Capital Corp	4.500%	12/20/13	BRC	0.318%	300,000	6,496	—	6,496
General Electric Capital Corp	4.700%	12/20/13	BRC	0.318%	400,000	9,072	—	9,072
General Electric Capital Corp	4.750%	12/20/13	DUB	0.318%	400,000	9,177	—	9,177
MetLife Inc	1.000%	12/20/14	CIT	0.412%	1,800,000	16,299	(43,994)	60,293
Mexico Government	1.000%	03/20/15	BRC	0.733%	400,000	1,970	(9,000)	10,970
Mexico Government	1.000%	03/20/15	CIT	0.733%	400,000	1,970	(9,184)	11,154
Mexico Government	1.000%	03/20/15	DUB	0.733%	200,000	985	(4,592)	5,577
Brazilian Government	1.000%	06/20/15	DUB	1.252%	1,000,000	(4,643)	(10,975)	6,332
United Kingdom Index-Linked Treasury Gilt	1.000%	06/20/15	GSC	0.263%	1,100,000	16,442	10,163	6,279
Brazilian Government	1.000%	06/20/15	HSB	1.252%	1,000,000	(4,643)	(10,975)	6,332
Brazilian Government	1.000%	09/20/15	BRC	1.295%	1,000,000	(6,212)	(7,735)	1,523
Mexico Government	1.000%	09/20/15	BRC	0.789%	1,000,000	4,988	(7,735)	12,723
Brazilian Government	1.000%	09/20/15	HSB	1.295%	600,000	(3,728)	(5,961)	2,233
Brazilian Government	1.000%	09/20/15	UBS	1.295%	500,000	(3,106)	(4,731)	1,625
MetLife Inc	1.000%	12/20/15	CIT	0.681%	800,000	6,556	(29,083)	35,639
General Electric Capital Corp	1.000%	12/20/15	MSC	0.642%	500,000	4,567	(9,796)	14,363
Brazilian Government	1.000%	03/20/16	CIT	1.400%	2,200,000	(22,949)	(15,567)	(7,382)
Mexico Government	1.000%	03/20/16	CIT	0.880%	1,100,000	3,920	(8,978)	12,898
Mexico Government	1.000%	03/20/16	DUB	0.880%	700,000	2,495	(5,136)	7,631
Berkshire Hathaway Finance Corp	1.000%	06/20/16	CIT	0.683%	900,000	8,704	(2,156)	10,860
Brazilian Government	1.000%	06/20/16	CIT	1.440%	700,000	(8,772)	(2,363)	(6,409)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	09/20/16	GSC	1.473%	$200,000	($2,923)	($1,217)	($1,706)
Indonesia Government	1.000%	09/20/16	UBS	1.276%	100,000	(839)	(1,578)	739
Indonesia Government	1.000%	06/20/17	DUB	1.524%	200,000	(3,944)	(5,884)	1,940
Indonesia Government	1.000%	06/20/17	UBS	1.524%	800,000	(15,778)	(24,192)	8,414

						$33,167	($209,538)	$242,705

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC-CDX EM 13 5Y	5.000%	06/20/15	BRC	$1,700,000	$46,825	$99,450	($52,625)
OTC-CDX EM 13 5Y	5.000%	06/20/15	DUB	900,000	24,790	117,500	(92,710)
OTC-CDX EM 13 5Y	5.000%	06/20/15	HSB	1,200,000	33,053	135,550	(102,497)
OTC-CDX EM 13 5Y	5.000%	06/20/15	MSC	900,000	24,790	101,250	(76,460)
OTC-CDX IG 9 10Y	0.548%	12/20/17	GSC	96,450	1,480	—	1,480

					$130,938	$453,750	($322,812)

Total Credit Default Swaps					$164,105	$244,212	($80,107)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CME - 3-Month USD-LIBOR	CME	Pay	1.500%	03/18/16	$53,300,000	$186,143	$410,773	($224,630)
OTC - 28-Day MXN TIIE	BRC	Pay	5.600%	09/06/16	MXN 1,100,000	1,342	552	790
OTC - 28-Day MXN TIIE	HSB	Pay	5.600%	09/06/16	2,100,000	2,562	820	1,742
OTC - 28-Day MXN TIIE	MSC	Pay	5.600%	09/06/16	1,400,000	1,382	280	1,102
OTC - 28-Day MXN TIIE	GSC	Pay	8.170%	11/04/16	1,200,000	8,754	1,757	6,997
OTC - 28-Day MXN TIIE	BRC	Pay	5.500%	09/13/17	13,000,000	(1,117)	(10,195)	9,078
OTC - 28-Day MXN TIIE	HSB	Pay	5.500%	09/13/17	5,000,000	1,050	(1,920)	2,970
OTC - 28-Day MXN TIIE	MSC	Pay	5.500%	09/13/17	3,000,000	635	(1,453)	2,088
OTC - 1-Day USD Federal Funds Rate Compounded - OIS	CME	Pay	1.000%	10/15/17	$35,300,000	(545,281)	(41,606)	(503,675)
OTC - 28-Day MXN TIIE	BRC	Pay	6.000%	09/02/22	MXN 27,000,000	(72,972)	(14,093)	(58,879)
CME - 3-Month USD-LIBOR	CME	Receive	2.750%	06/19/43	$16,000,000	2,204,948	1,026,733	1,178,215

Total Interest Rate Swaps						$1,787,446	$1,371,648	$415,798

Total Swap Agreements						$1,951,551	$1,615,860	$335,691

(i)	As of June 30, 2013, investments with a total aggregate value of $3,105,558 were fully or partially segregated with the broker(s)/custodian as collateral for open futures and swap contracts. In addition, $243,000 in cash was segregated as collateral for open futures and swap contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MANAGED BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(j)	Fair Value Measurements

The following is a summary of the fund's investments as categorized under the three-tier hierarchy of inputs used in valuing the fund's assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$80,854,287	$—	$80,854,287	$—
	Senior Loan Notes	1,088,243	—	1,088,243	—
	Mortgage-Backed Securities	291,849,456	—	291,849,456	—
	Asset-Backed Securities	18,929,419	—	18,929,419	—
	U.S. Government Agency Issues	62,596,438	—	62,596,438	—
	U.S. Treasury Obligations	200,693,009	—	200,693,009	—
	Foreign Government Bonds & Notes	11,671,128	—	11,671,128	—
	Municipal Bonds	27,281,657	—	27,281,657	—
	Short-Term Investments	59,569,215	893,020	58,676,195	—
	Derivatives:
	Credit Contracts
	Swaps	241,642	—	241,642	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	652,138	—	652,138	—
	Interest Rate Contracts
	Futures	26,174	26,174	—	—
	Swaps	2,406,816	—	2,406,816	—

	Total Interest Rate Contracts	2,432,990	26,174	2,406,816	—

	Total Assets - Derivatives	3,326,770	26,174	3,300,596	—

	Total Assets	757,859,622	919,194	756,940,428	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(77,537)	—	(77,537)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,253,690)	—	(1,253,690)	—
	Interest Rate Contracts
	Futures	(787,049)	(787,049)	—	—
	Written Options	(1,319,384)	—	(1,316,531)	(2,853)
	Swaps	(619,370)	—	(619,370)	—

	Total Interest Rate Contracts	(2,725,803)	(787,049)	(1,935,901)	(2,853)

	Total Liabilities - Derivatives	(4,057,030)	(787,049)	(3,267,128)	(2,853)

	Total Liabilities	(4,057,030)	(787,049)	(3,267,128)	(2,853)

	Total	$753,802,592	$132,145	$753,673,300	($2,853)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 53.5%

Consumer Discretionary - 3.9%

AutoZone Inc 5.500% due 11/15/15	$110,000	$120,966
5.750% due 01/15/15	90,000	96,613
Brinker International Inc 2.600% due 05/15/18	90,000	88,156
Carnival Corp (Panama) 1.200% due 02/05/16	225,000	223,492
COX Communications Inc 5.450% due 12/15/14	161,000	171,835
DIRECTV Holdings LLC 1.750% due 01/15/18	340,000	328,481
3.550% due 03/15/15	200,000	207,700
4.750% due 10/01/14	850,000	889,709
DISH DBS Corp 4.250% due 04/01/18 ~	500,000	492,500
Dollar General Corp 4.125% due 07/15/17	340,000	358,848
DR Horton Inc 4.750% due 05/15/17	325,000	337,188
Easton-Bell Sports Inc 9.750% due 12/01/16	130,000	139,426
Hasbro Inc 6.125% due 05/15/14	135,000	141,118
NBCUniversal Enterprise Inc 0.965% due 04/15/18 § ~	290,000	292,866
NBCUniversal Media LLC 2.100% due 04/01/14	560,000	566,849
Newell Rubbermaid Inc 2.000% due 06/15/15	100,000	101,260
Staples Inc 9.750% due 01/15/14	425,000	444,933
TCM Sub LLC 3.550% due 01/15/15 ~	1,060,000	1,098,334
The Interpublic Group of Cos Inc 2.250% due 11/15/17	600,000	583,477
6.250% due 11/15/14	398,000	422,915
Thomson Reuters Corp (Canada) 0.875% due 05/23/16	255,000	252,620
5.700% due 10/01/14	250,000	264,416
Time Warner Cable Inc 7.500% due 04/01/14	375,000	393,359
8.250% due 02/14/14	175,000	183,041
Whirlpool Corp 8.600% due 05/01/14	435,000	461,899
WMG Acquisition Corp 11.500% due 10/01/18	385,000	442,750

		9,104,751

Consumer Staples - 2.9%

Altria Group Inc 8.500% due 11/10/13	668,000	686,359
Avon Products Inc 2.375% due 03/15/16	195,000	196,681
BAT International Finance PLC (United Kingdom) 1.400% due 06/05/15 ~	710,000	715,889
8.125% due 11/15/13 ~	150,000	153,882
Bunge Ltd Finance Corp 3.200% due 06/15/17	730,000	747,274
Coca-Cola Amatil Ltd (Australia) 3.250% due 11/02/14 ~	705,000	728,159
General Mills Inc 0.576% due 01/29/16 §	140,000	139,913
Heineken NV (Netherlands) 1.400% due 10/01/17 ~	355,000	345,154
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 02/11/18 ~	755,000	742,693

	Principal Amount	Value
Kraft Foods Group Inc 1.625% due 06/04/15	$315,000	$318,472
PepsiCo Inc 0.483% due 02/26/16 §	350,000	350,782
Pernod-Ricard SA (France) 2.950% due 01/15/17 ~	510,000	522,128
Reynolds American Inc 1.050% due 10/30/15	125,000	125,019
SABMiller Holdings Inc 1.850% due 01/15/15 ~	530,000	537,867
Spectrum Brands Inc 9.500% due 06/15/18	225,000	247,500
The Coca-Cola Co 0.253% due 03/05/15 §	380,000	380,162

		6,937,934

Energy - 8.2%

Anadarko Petroleum Corp 5.750% due 06/15/14	465,000	486,268
5.950% due 09/15/16	190,000	213,242
6.375% due 09/15/17	345,000	396,990
Antero Resources Finance Corp 9.375% due 12/01/17	275,000	292,875
BG Energy Capital PLC (United Kingdom) 2.875% due 10/15/16 ~	755,000	790,739
Bill Barrett Corp 9.875% due 07/15/16	200,000	210,525
Canadian Natural Resources Ltd (Canada) 1.450% due 11/14/14	540,000	544,505
5.700% due 05/15/17	455,000	516,313
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	374,063
Chevron Corp 0.889% due 06/24/16	210,000	210,396
CNOOC Finance 2013 Ltd (United Kingdom) 1.125% due 05/09/16	208,000	204,743
Continental Resources Inc 8.250% due 10/01/19	250,000	275,000
DCP Midstream LLC 5.375% due 10/15/15 ~	365,000	393,001
9.700% due 12/01/13 ~	230,000	238,141
DCP Midstream Operating LP 2.500% due 12/01/17	245,000	242,007
Diamond Offshore Drilling Inc 5.150% due 09/01/14	284,000	298,405
Energy Transfer Partners LP 5.950% due 02/01/15	810,000	868,051
6.700% due 07/01/18	70,000	82,264
8.500% due 04/15/14	185,000	195,744
Ensco PLC (United Kingdom) 3.250% due 03/15/16	875,000	914,773
Enterprise Products Operating LLC 1.250% due 08/13/15	340,000	341,250
5.600% due 10/15/14	316,000	334,596
Gazprom OAO (Luxembourg) 4.950% due 05/23/16 ~	360,000	374,699
Kinder Morgan Energy Partners LP 3.500% due 03/01/16	175,000	184,496
5.125% due 11/15/14	285,000	301,182
Magellan Midstream Partners LP 6.450% due 06/01/14	225,000	236,445
Marathon Oil Corp 0.900% due 11/01/15	470,000	467,594
Noble Holding International Ltd (Cayman) 2.500% due 03/15/17	65,000	65,054
3.050% due 03/01/16	415,000	425,854
3.450% due 08/01/15	110,000	114,088
7.375% due 03/15/14	55,000	57,398
ONEOK Partners LP 3.250% due 02/01/16	640,000	667,804

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Petrobras Global Finance BV (Netherlands) 2.000% due 05/20/16	$410,000	$402,452
Petrohawk Energy Corp 7.250% due 08/15/18	690,000	754,515
10.500% due 08/01/14	125,000	131,688
Phillips 66 1.950% due 03/05/15	290,000	294,588
Pioneer Natural Resources Co 5.875% due 07/15/16	755,000	842,465
Plains All American Pipeline LP 3.950% due 09/15/15	1,095,000	1,161,814
Rosetta Resources Inc 9.500% due 04/15/18	345,000	374,325
Rowan Cos Inc 5.000% due 09/01/17	120,000	129,777
Talisman Energy Inc (Canada) 5.125% due 05/15/15	455,000	486,345
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	490,000	569,980
TransCanada PipeLines Ltd (Canada) 0.953% due 06/30/16 §	705,000	705,000
Transocean Inc (Cayman) 2.500% due 10/15/17	330,000	326,339
4.950% due 11/15/15	355,000	380,931
5.050% due 12/15/16	130,000	141,454
Williams Partners LP 3.800% due 02/15/15	645,000	672,683
Woodside Finance Ltd (Australia) 4.500% due 11/10/14 ~	705,000	735,890

		19,428,751

Financials - 20.2%

ACE INA Holdings Inc 5.875% due 06/15/14	710,000	743,754
Aflac Inc 2.650% due 02/15/17	75,000	76,835
Ally Financial Inc 3.125% due 01/15/16	500,000	499,047
American Express Co 0.863% due 05/22/18 §	810,000	809,912
American Honda Finance Corp 0.648% due 05/26/16 § ~	580,000	579,498
1.450% due 02/27/15 ~	650,000	656,874
American International Group Inc 3.000% due 03/20/15	175,000	180,407
4.250% due 09/15/14	910,000	944,196
American Tower Corp REIT 4.625% due 04/01/15	1,095,000	1,157,512
Anglo American Capital PLC (United Kingdom) 2.150% due 09/27/13 ~	250,000	250,740
ANZ International Ltd (New Zealand) 1.850% due 10/15/15 ~	830,000	842,047
Bank of America Corp 1.093% due 03/22/16 §	225,000	224,492
1.250% due 01/11/16	365,000	360,119
1.500% due 10/09/15	1,225,000	1,222,728
Bank of Nova Scotia (Canada) 0.750% due 10/09/15	540,000	537,892
Barclays Bank PLC (United Kingdom) 5.200% due 07/10/14	1,100,000	1,147,737
BB&T Corp 1.133% due 06/15/18 §	325,000	325,701
Berkshire Hathaway Inc 0.800% due 02/11/16	365,000	363,457
Boston Properties LP REIT 5.000% due 06/01/15	470,000	505,321
Capital One Financial Corp 2.125% due 07/15/14	135,000	136,609
2.150% due 03/23/15	660,000	670,613
7.375% due 05/23/14	275,000	290,683

	Principal Amount	Value
CIT Group Inc 4.750% due 02/15/15 ~	$230,000	$234,313
Citigroup Inc 1.073% due 04/01/16 §	820,000	822,563
1.250% due 01/15/16	720,000	711,739
CNH Capital LLC 3.875% due 11/01/15	770,000	777,700
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	675,000	687,369
Daimler Finance North America LLC 0.886% due 03/28/14 § ~	500,000	501,538
1.875% due 09/15/14 ~	190,000	191,719
DNB Bank ASA (Norway) 3.200% due 04/03/17 ~	785,000	813,206
Fifth Third Bancorp 3.625% due 01/25/16	310,000	327,414
Ford Motor Credit Co LLC 2.750% due 05/15/15	640,000	649,176
3.000% due 06/12/17	250,000	250,682
3.875% due 01/15/15	400,000	412,413
General Electric Capital Corp 0.994% due 04/02/18 §	925,000	929,942
2.375% due 06/30/15	625,000	641,239
General Motors Financial Co Inc 2.750% due 05/15/16 ~	345,000	340,041
Harley-Davidson Financial Services Inc 1.150% due 09/15/15 ~	445,000	444,389
HSBC Bank PLC (United Kingdom) 0.915% due 05/15/18 § ~	555,000	555,657
HSBC Finance Corp 0.527% due 01/15/14 §	100,000	99,918
HSBC USA Inc 2.375% due 02/13/15	235,000	240,214
Hyundai Capital America 1.625% due 10/02/15 ~	195,000	194,449
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	203,781
4.375% due 07/27/16 ~	525,000	556,837
JPMorgan Chase & Co 0.893% due 02/26/16 §	440,000	439,378
2.000% due 08/15/17	1,125,000	1,117,234
KeyBank NA 4.950% due 09/15/15	180,000	193,983
KeyCorp 3.750% due 08/13/15	325,000	342,408
Kilroy Realty LP REIT 5.000% due 11/03/15	405,000	437,392
MetLife Inc 2.375% due 02/06/14	125,000	126,383
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	365,000	354,127
1.700% due 06/29/15 ~	860,000	873,817
Morgan Stanley 0.757% due 10/15/15 §	400,000	392,437
1.523% due 02/25/16 §	1,060,000	1,057,695
1.556% due 04/25/18 §	645,000	633,328
National Bank of Canada (Canada) 1.450% due 11/07/17	965,000	940,807
National Rural Utilities Cooperative Finance Corp 1.000% due 02/02/15	80,000	80,410
New York Life Global Funding 2.450% due 07/14/16 ~	580,000	601,255
Nissan Motor Acceptance Corp 1.950% due 09/12/17 ~	605,000	601,466
Nordea Bank AB (Sweden) 0.875% due 05/13/16 ~	1,160,000	1,147,851
PNC Funding Corp 3.625% due 02/08/15	350,000	365,241
Principal Financial Group Inc 1.850% due 11/15/17	115,000	113,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Principal Life Global Funding II 0.643% due 05/27/16 § ~	$1,175,000	$1,171,792
1.125% due 09/18/15 ~	560,000	561,239
Prudential Financial Inc 5.100% due 09/20/14	705,000	740,981
Regions Financial Corp 5.750% due 06/15/15	200,000	215,850
7.750% due 11/10/14	205,000	221,591
Royal Bank of Scotland Group PLC (United Kingdom) 2.550% due 09/18/15	415,000	422,126
Simon Property Group LP REIT 4.200% due 02/01/15	515,000	536,594
Societe Generale SA (France) 2.500% due 01/15/14 ~	225,000	227,790
Sumitomo Mitsui Banking Corp (Japan) 0.900% due 01/18/16	280,000	277,385
1.900% due 01/12/15 ~	705,000	714,328
Sumitomo Mitsui Trust Bank Ltd (Japan) 1.800% due 03/28/18 ~	720,000	700,886
Sun Life Financial Global Funding III LP 0.530% due 10/06/13 § ~	775,000	774,874
Swedbank AB (Sweden) 1.750% due 03/12/18 ~	1,065,000	1,035,525
The Bank of New York Mellon Corp 0.505% due 03/04/16 §	555,000	554,932
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,485,000	1,489,045
The Toronto-Dominion Bank (Canada) 0.826% due 04/30/18 §	510,000	510,605
Toyota Motor Credit Corp 0.424% due 03/10/15 §	215,000	214,912
UBS AG (Switzerland) 1.276% due 01/28/14 §	400,000	402,158
Union Bank NA 2.125% due 06/16/17	435,000	434,818
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	164,676
3.125% due 11/30/15	650,000	680,508
Volkswagen International Finance NV (Netherlands) 1.625% due 03/22/15 ~	795,000	804,534
WEA Finance LLC 5.750% due 09/02/15 ~	490,000	535,559
Wells Fargo & Co 1.250% due 02/13/15	700,000	704,208
2.100% due 05/08/17	615,000	617,578

		47,645,200

Health Care - 3.5%

AbbVie Inc 1.200% due 11/06/15 ~	970,000	971,487
Actavis Inc 1.875% due 10/01/17	385,000	375,574
5.000% due 08/15/14	695,000	724,013
Aetna Inc 1.500% due 11/15/17	245,000	238,035
Agilent Technologies Inc 2.500% due 07/15/13	220,000	220,138
6.500% due 11/01/17	565,000	652,213
AmerisourceBergen Corp 5.875% due 09/15/15	1,045,000	1,154,031
Boston Scientific Corp 4.500% due 01/15/15	330,000	345,344
Catholic Health Initiatives 1.600% due 11/01/17	65,000	63,672
Celgene Corp 1.900% due 08/15/17	115,000	114,249

	Principal Amount	Value
Express Scripts Holding Co 2.750% due 11/21/14	$615,000	$628,690
3.125% due 05/15/16	350,000	364,146
Gilead Sciences Inc 2.400% due 12/01/14	570,000	582,824
Life Technologies Corp 4.400% due 03/01/15	225,000	235,459
McKesson Corp 0.950% due 12/04/15	185,000	184,588
UnitedHealth Group Inc 0.850% due 10/15/15	200,000	200,346
1.875% due 11/15/16	155,000	157,748
WellPoint Inc 1.250% due 09/10/15	300,000	300,623
5.250% due 01/15/16	470,000	514,084
6.000% due 02/15/14	300,000	309,815

		8,337,079

Industrials - 3.6%

Aircastle Ltd (Bermuda) 9.750% due 08/01/18	330,000	363,000
Eaton Corp 1.500% due 11/02/17 ~	265,000	257,418
ERAC USA Finance LLC 1.400% due 04/15/16 ~	55,000	54,620
2.750% due 07/01/13 ~	915,000	915,000
2.750% due 03/15/17 ~	175,000	178,550
5.600% due 05/01/15 ~	135,000	145,875
Florida East Coast Railway Corp 8.125% due 02/01/17	290,000	308,125
GATX Corp 2.375% due 07/30/18	110,000	108,220
3.500% due 07/15/16	360,000	376,739
General Electric Co 0.850% due 10/09/15	740,000	739,612
Heathrow Funding Ltd (United Kingdom) 2.500% due 06/25/15 ~	610,000	619,936
International Lease Finance Corp 2.224% due 06/15/16 §	405,000	403,988
John Deere Capital Corp 0.404% due 01/12/15 §	785,000	784,949
Kansas City Southern de Mexico SA de CV (Mexico) 2.350% due 05/15/20 ~	250,000	242,075
Norfolk Southern Corp 5.750% due 01/15/16	930,000	1,035,154
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	130,000	132,301
2.875% due 07/17/18 ~	150,000	151,610
Roper Industries Inc 1.850% due 11/15/17	105,000	103,408
2.050% due 10/01/18	270,000	265,031
6.625% due 08/15/13	150,000	150,995
Southwest Airlines Co 5.250% due 10/01/14	315,000	329,809
USG Corp 8.375% due 10/15/18 ~	435,000	473,063
Waste Management Inc 5.000% due 03/15/14	150,000	154,416
6.375% due 03/11/15	260,000	283,326

		8,577,220

Information Technology - 2.0%

Altera Corp 1.750% due 05/15/17	335,000	332,316
Apple Inc 0.450% due 05/03/16	765,000	757,202
Arrow Electronics Inc 3.375% due 11/01/15	205,000	212,262

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Autodesk Inc 1.950% due 12/15/17	$170,000	$165,972
Broadcom Corp 1.500% due 11/01/13	150,000	150,459
2.375% due 11/01/15	200,000	206,202
EMC Corp 1.875% due 06/01/18	610,000	603,456
Fiserv Inc 3.125% due 06/15/16	740,000	772,068
Hewlett-Packard Co 1.823% due 09/19/14 §	175,000	176,735
2.350% due 03/15/15	220,000	223,224
2.625% due 12/09/14	300,000	306,257
HP Enterprise Services LLC 6.000% due 08/01/13	375,000	376,503
Xerox Corp 1.094% due 05/16/14 §	400,000	399,802
2.950% due 03/15/17	70,000	70,621

		4,753,079

Materials - 2.0%

Ashland Inc 3.000% due 03/15/16 ~	525,000	530,250
Barrick Gold Corp (Canada) 1.750% due 05/30/14	330,000	330,394
Barrick Gold Financeco LLC 6.125% due 09/15/13	400,000	403,980
CRH America Inc 5.300% due 10/15/13	150,000	151,907
Eastman Chemical Co 2.400% due 06/01/17	230,000	230,545
Ecolab Inc 2.375% due 12/08/14	565,000	576,384
Goldcorp Inc (Canada) 2.125% due 03/15/18	230,000	220,395
International Paper Co 5.300% due 04/01/15	295,000	315,317
Rio Tinto Finance USA PLC (United Kingdom) 1.375% due 06/17/16	700,000	696,179
Rock Tenn Co 3.500% due 03/01/20	495,000	484,868
Teck Resources Ltd (Canada) 2.500% due 02/01/18	140,000	136,170
The Dow Chemical Co 2.500% due 02/15/16	725,000	748,071

		4,824,460

Telecommunication Services - 3.1%

America Movil SAB de CV (Mexico) 2.375% due 09/08/16	275,000	279,962
3.625% due 03/30/15	200,000	207,402
AT&T Inc 0.660% due 02/12/16 §	435,000	432,880
CC Holdings GS V LLC 2.381% due 12/15/17	1,050,000	1,034,042
Crown Castle Towers LLC 4.523% due 01/15/15 ~	550,000	575,842
GTP Acquisition Partners I LLC 2.364% due 05/15/43 ~	300,000	292,516
4.347% due 06/15/16 ~	190,000	200,191
Rogers Communications Inc (Canada) 6.375% due 03/01/14	1,000,000	1,037,511
SBA Tower Trust 2.240% due 04/15/18 ~	300,000	295,590
2.933% due 12/15/17 ~	750,000	761,121
3.598% due 04/15/18 ~	250,000	248,230
Telecom Italia Capital SA (Luxembourg) 5.250% due 11/15/13	565,000	572,133

	Principal Amount	Value
UPC Holding BV (Netherlands) 9.875% due 04/15/18 ~	$415,000	$452,350
Verizon Communications Inc 0.474% due 03/06/15 § ~	545,000	544,325
Vivendi SA (France) 2.400% due 04/10/15 ~	305,000	310,738

		7,244,833

Utilities - 4.1%

Alabama Power Co 0.550% due 10/15/15	255,000	253,713
CMS Energy Corp 2.750% due 05/15/14	585,000	593,395
4.250% due 09/30/15	370,000	392,566
Commonwealth Edison Co 1.950% due 09/01/16	120,000	122,765
Dominion Resources Inc 1.400% due 09/15/17	645,000	632,138
1.800% due 03/15/14	325,000	327,260
1.950% due 08/15/16	165,000	168,393
DTE Energy Co 7.625% due 05/15/14	305,000	323,156
Duke Energy Corp 1.625% due 08/15/17	220,000	216,103
2.150% due 11/15/16	460,000	470,927
Enel Finance International NV (Netherlands) 3.875% due 10/07/14 ~	145,000	148,512
Florida Gas Transmission Co LLC 4.000% due 07/15/15 ~	520,000	548,477
Georgia Power Co 0.593% due 03/15/16 §	220,000	220,268
1.300% due 09/15/13	325,000	325,576
Great Plains Energy Inc 2.750% due 08/15/13	225,000	225,485
Iberdrola Finance Ireland Ltd (Ireland) 3.800% due 09/11/14 ~	275,000	282,165
Korea Hydro & Nuclear Power Co Ltd (South Korea) 3.125% due 09/16/15 ~	275,000	283,950
MidAmerican Energy Holdings Co 5.000% due 02/15/14	250,000	256,835
Mississippi Power Co 2.350% due 10/15/16	120,000	124,529
Monongahela Power Co Inc 7.950% due 12/15/13 ~	1,040,000	1,072,660
NextEra Energy Capital Holdings Inc 1.200% due 06/01/15	185,000	186,002
Nisource Finance Corp 5.400% due 07/15/14	525,000	548,779
PacifiCorp 5.450% due 09/15/13	200,000	202,021
PPL Capital Funding Inc 1.900% due 06/01/18	145,000	142,545
Progress Energy Inc 6.050% due 03/15/14	150,000	155,590
PSEG Power LLC 2.750% due 09/15/16	130,000	134,131
Sempra Energy 1.033% due 03/15/14 §	450,000	451,557
Sierra Pacific Power Co 5.450% due 09/01/13	242,000	243,928
The Southern Co 1.950% due 09/01/16	145,000	147,210
Wisconsin Electric Power Co 6.000% due 04/01/14	375,000	389,983

		9,590,619

Total Corporate Bonds & Notes (Cost $126,149,083)		126,443,926

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
MORTGAGE-BACKED SECURITIES - 20.3%

Collateralized Mortgage Obligations - Commercial - 4.7%

Banc of America Commercial Mortgage Trust 5.634% due 07/10/46 “	$930,000	$1,023,006
Banc of America Merrill Lynch Commercial Mortgage Inc 4.668% due 07/10/43 “	435,000	461,254
Bear Stearns Commercial Mortgage Securities Trust 4.674% due 06/11/41 “	150,000	158,034
4.715% due 02/11/41 “	512,559	518,255
4.978% due 07/11/42 “ §	625,000	647,104
5.116% due 02/11/41 “ §	260,000	274,822
5.200% due 01/12/41 “ §	593,106	601,656
5.201% due 12/11/38 “	195,000	215,909
5.540% due 09/11/41 “	175,000	194,095
Citigroup Commercial Mortgage Trust 5.615% due 04/15/40 “ §	300,705	307,763
Commercial Mortgage Trust 1.156% due 12/10/44 “	66,895	67,079
5.167% due 06/10/44 “ §	70,000	74,197
5.522% due 07/10/37 “ §	100,000	102,600
6.056% due 07/10/38 “ §	145,000	161,111
DBUBS Mortgage Trust 2.238% due 08/10/44 “	112,723	114,261
Freddie Mac 1.369% due 05/25/19 “	826,334	829,989
1.426% due 08/25/17 “	640,000	643,768
GS Mortgage Securities Trust 5.553% due 04/10/38 “ §	320,000	349,197
JP Morgan Chase Commercial Mortgage Securities Corp 1.031% due 05/15/45 “	51,557	51,634
4.719% due 01/15/38 “	314,488	318,579
4.996% due 08/15/42 “ §	400,000	422,563
5.544% due 06/12/41 “ §	620,000	640,489
LB-UBS Commercial Mortgage Trust 4.954% due 09/15/30 “	75,000	79,848
6.061% due 06/15/38 “ §	915,000	1,018,159
Merrill Lynch Countrywide Commercial Mortgage Trust 6.086% due 06/12/46 “ §	645,000	718,124
Morgan Stanley Capital I Trust 5.270% due 06/13/41 “ §	620,000	638,668
5.731% due 07/12/44 “ §	340,930	377,735
WFRBS Commercial Mortgage Trust 1.607% due 06/15/44 “ ~	215,992	218,012

		11,227,911

Collateralized Mortgage Obligations - Residential - 3.6%

Fannie Mae 0.643% due 07/25/42 “ §	852,496	862,385
5.000% due 08/25/19 “	320,426	343,251
Fosse Master Issuer PLC (United Kingdom) 1.677% due 10/18/54 “ § ~	235,000	238,325
Freddie Mac 0.643% due 05/15/36 “ §	57,990	58,767
0.643% due 09/15/42 “ §	1,061,202	1,074,583
0.693% due 08/15/41 “ §	342,950	348,531
0.693% due 07/15/42 “ §	1,012,837	1,021,529
Government National Mortgage Association 0.643% due 07/16/42 “ §	2,346,078	2,372,233
HarborView Mortgage Loan Trust 0.412% due 05/19/35 “ §	146,565	120,373
Holmes Master Issuer PLC (United Kingdom) 1.927% due 10/15/54 “ § ~	775,000	788,921
JP Morgan Alternative Loan Trust 0.383% due 06/25/37 “ §	125,000	107,460

	Principal Amount	Value
Lanark Master Issuer PLC (United Kingdom) 0.741% due 12/22/54 “ § ~	$315,000	$315,003
Silverstone Master Issuer PLC (United Kingdom) 1.826% due 01/21/55 “ § ~	525,000	537,269
Structured Adjustable Rate Mortgage Loan Trust 2.611% due 11/25/34 “ §	257,112	254,070

		8,442,700

Fannie Mae - 9.4%

2.060% due 01/01/35 “ §	1,070,780	1,132,082
2.393% due 09/01/34 “ §	719,652	767,260
2.492% due 11/01/34 “ §	541,602	585,010
2.500% due 10/01/27 “	1,028,439	1,036,346
2.500% due 04/01/28 “	572,882	576,398
2.606% due 09/01/35 “ §	924,522	997,635
3.000% due 01/01/17 “	1,460,000	1,501,063
3.500% due 12/01/25 “	259,830	271,610
3.500% due 01/01/26 “	443,150	462,989
3.500% due 01/01/26 “	262,172	273,910
3.500% due 01/01/26 “	37,428	39,105
3.500% due 03/01/26 “	564,170	589,126
3.500% due 11/01/26 “	481,448	502,809
3.500% due 12/01/26 “	211,382	220,868
3.500% due 01/01/27 “	531,368	555,157
4.000% due 07/01/25 “	244,219	257,872
4.000% due 04/01/26 “	2,008,766	2,121,204
4.000% due 09/01/26 “	478,702	505,483
4.000% due 03/01/41 “	1,196,891	1,254,610
4.000% due 10/01/41 “	599,586	624,925
4.500% due 04/01/26 “	246,023	261,224
4.500% due 07/01/26 “	1,206,735	1,281,166
5.000% due 07/01/19 “	275,974	295,153
5.000% due 01/01/20 “	2,941	3,139
5.000% due 02/01/24 “	1,307,094	1,404,313
5.000% due 09/01/25 “	401,177	430,635
5.000% due 06/01/33 “	309,109	334,886
5.000% due 06/01/40 “	96,772	105,698
5.000% due 07/01/41 “	271,668	297,560
5.500% due 01/01/35 “	545,969	598,668
5.500% due 10/01/35 “	368,944	400,819
5.500% due 01/01/36 “	542,247	589,241
5.500% due 08/01/37 “	517,985	564,989
5.500% due 08/01/37 “	71,164	77,621
5.500% due 09/01/38 “	591,780	641,891
5.500% due 12/01/39 “	207,981	225,950
6.000% due 11/01/35 “	378,601	414,417
6.000% due 09/01/39 “	76,427	83,023

		22,285,855

Freddie Mac - 1.1%

4.500% due 11/01/23 “	1,709,096	1,795,581
5.000% due 11/01/16 “	1,891	1,997
5.000% due 10/01/17 “	1,675	1,769
5.000% due 10/01/17 “	14,276	15,109
5.000% due 11/01/17 “	2,345	2,483
5.000% due 11/01/17 “	1,978	2,094
5.000% due 11/01/17 “	2,386	2,526
5.000% due 11/01/17 “	1,684	1,782
5.000% due 11/01/17 “	2,438	2,576
5.000% due 11/01/17 “	1,916	2,024
5.000% due 11/01/17 “	4,528	4,794
5.000% due 11/01/17 “	35,801	37,887
5.000% due 12/01/17 “	1,936	2,046
5.000% due 12/01/17 “	2,768	2,924
5.000% due 12/01/17 “	1,572	1,661
5.000% due 12/01/17 “	2,260	2,393
5.000% due 12/01/17 “	3,523	3,722
5.000% due 12/01/17 “	3,585	3,788
5.000% due 12/01/17 “	2,768	2,924
5.000% due 04/01/18 “	1,390	1,468

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
5.500% due 01/01/20 “	$20,164	$21,705
5.500% due 12/01/39 “	660,048	709,096

		2,622,349

Government National Mortgage Association - 1.5%

2.500% due 09/20/27 “	1,076,006	1,086,680
3.000% due 06/20/27 “	331,875	343,134
3.000% due 08/20/27 “	140,092	144,930
3.000% due 09/20/27 “	780,279	806,715
3.500% due 03/20/43 “	588,821	606,354
6.000% due 07/15/36 “	334,945	391,129

		3,378,942

Total Mortgage-Backed Securities (Cost $48,507,417)		47,957,757

ASSET-BACKED SECURITIES - 13.4%

Ally Auto Receivables Trust 0.930% due 02/16/16 “	155,000	155,400
Ally Master Owner Trust 0.993% due 02/15/17 “ §	725,000	727,695
1.000% due 02/15/18 “	230,000	228,046
1.210% due 06/15/17 “	1,060,000	1,063,055
2.150% due 01/15/16 “	155,000	155,909
American Express Credit Account Master Trust 0.363% due 04/17/17 “ §	315,000	314,901
0.990% due 03/15/18 “	440,000	439,627
1.070% due 05/15/18 “ ~	100,000	100,492
1.290% due 03/15/18 “ ~	500,000	500,519
AmeriCredit Automobile Receivables Trust 0.620% due 06/08/17 “	195,000	193,715
1.050% due 10/11/16 “	270,000	270,467
1.170% due 05/09/16 “	345,000	345,989
1.190% due 05/08/18 “	190,000	188,178
1.730% due 02/08/17 “	200,000	201,891
2.330% due 03/08/16 “	240,000	242,245
Bank of America Auto Trust 0.780% due 06/15/16 “	560,000	560,497
BMW Vehicle Lease Trust 0.540% due 09/21/15 “	440,000	438,608
Capital Auto Receivables Asset Trust 0.790% due 06/20/17 “	520,000	517,802
1.240% due 10/20/17 “	530,000	529,907
8.250% due 01/15/15 “ ~	186,888	187,528
8.250% due 01/15/15 “ ~	90,000	90,304
CarMax Auto Owner Trust 0.520% due 07/17/17 “	430,000	427,346
0.640% due 01/16/18 “	1,035,000	1,026,980
CIT Equipment Collateral 1.100% due 08/22/16 “ ~	245,000	245,376
Citigroup Mortgage Loan Trust Inc 0.353% due 06/25/37 “ §	319,570	292,384
CNH Equipment Trust 0.570% due 12/15/17 “	820,000	815,599
0.690% due 06/15/18 “	755,000	750,939
0.910% due 08/15/16 “	252,821	253,099
0.940% due 05/15/17 “	150,000	150,335
Enterprise Fleet Financing LLC 0.680% due 09/20/18 “ ~	480,000	478,549
Ford Credit Auto Lease Trust 0.850% due 01/15/15 “	210,000	210,169
1.100% due 12/15/15 “ ~	100,000	99,015
1.500% due 03/15/17 “ ~	125,000	124,596
Ford Credit Auto Owner Trust 4.050% due 10/15/16 “	100,000	103,492
Ford Credit Floorplan Master Owner Trust 0.740% due 09/15/16 “	555,000	555,917
0.790% due 06/15/17 “	540,000	539,610
4.200% due 02/15/17 “ ~	365,000	384,370
4.990% due 02/15/17 “ ~	260,000	274,148

	Principal Amount	Value
GE Capital Credit Card Master Note Trust 1.030% due 01/15/18 “	$535,000	$537,458
GE Dealer Floorplan Master Note Trust 0.592% due 04/20/18 “ §	515,000	513,051
0.632% due 10/20/17 “ §	630,000	625,842
0.792% due 07/20/16 “ §	270,000	270,757
GE Equipment Midticket LLC 0.780% due 09/22/20 “	410,000	408,108
GE Equipment Small Ticket LLC 1.040% due 09/21/15 “ ~	135,000	135,363
GSAA Home Equity Trust 0.203% due 07/25/37 “ §	607,375	504,558
0.473% due 10/25/35 “ §	111,735	103,293
0.563% due 10/25/35 “ §	585,000	532,104
GSAA Trust 0.623% due 06/25/35 “ §	406,557	372,951
Honda Auto Receivables Owner Trust 0.560% due 05/15/16 “	1,030,000	1,028,636
0.770% due 01/15/16 “	725,000	725,974
Huntington Auto Trust 0.810% due 09/15/16 “	470,000	470,834
1.010% due 01/15/16 “ ~	183,334	183,624
Hyundai Auto Receivables Trust 0.720% due 03/15/16 “	202,496	202,849
0.730% due 06/15/18 “	565,000	560,395
0.750% due 09/17/18 “	215,000	212,625
0.810% due 03/15/18 “	840,000	839,043
3.510% due 11/15/17 “	290,000	305,178
Mercedes-Benz Auto Lease Trust 0.720% due 12/17/18 “	240,000	238,907
0.880% due 11/17/14 “	220,000	220,336
1.070% due 11/15/17 “	180,000	180,501
Mercedes-Benz Auto Receivables Trust 1.220% due 12/15/17 “	680,000	684,027
Motor PLC (United Kingdom) 0.699% due 02/15/21 “ § ~	450,000	450,218
1.286% due 02/25/20 “ ~	250,000	250,915
Navistar Financial Dealer Note Master Trust 0.863% due 01/25/18 “ § ~	535,000	534,447
Nissan Auto Lease Trust 0.920% due 02/16/15 “	330,976	331,373
1.040% due 08/15/14 “	317,811	318,103
Nissan Auto Receivables Owner Trust 0.460% due 10/17/16 “	555,000	553,215
0.730% due 05/16/16 “	505,000	505,585
Sierra Timeshare Receivables Funding Co LLC 1.590% due 11/20/29 “ ~	214,262	212,836
SMART Trust (Australia) 0.840% due 09/14/16 “	245,000	244,133
0.970% due 03/14/17 “	195,000	195,000
1.180% due 02/14/19 “	580,000	572,808
1.590% due 10/14/16 “ ~	505,000	509,098
Toyota Auto Receivables Owner Trust 0.750% due 02/16/16 “	790,000	791,299
Volkswagen Auto Loan Enhanced Trust 0.850% due 08/22/16 “	245,000	245,616
Wells Fargo Home Equity Asset-Backed Securities Trust 0.343% due 01/25/37 “ §	319,958	293,355
Wheels SPV LLC 1.190% due 03/20/21 “ ~	218,151	218,954
World Omni Auto Receivables Trust 0.640% due 02/15/17 “	865,000	864,481
World Omni Master Owner Trust 0.543% due 02/15/18 “ § ~	655,000	652,150

Total Asset-Backed Securities (Cost $31,868,298)		31,784,699

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY ISSUES - 3.5%

Fannie Mae 0.500% due 07/02/15	$400,000	$400,730
0.750% due 12/19/14	1,055,000	1,061,793
0.875% due 08/28/14	990,000	997,249
1.000% due 09/23/13	525,000	526,034
Federal Home Loan Bank 0.500% due 11/20/15	2,445,000	2,442,616
Freddie Mac 0.500% due 04/17/15	730,000	732,070
0.750% due 11/25/14	700,000	704,802
0.875% due 10/28/13	1,325,000	1,328,271

Total U.S. Government Agency Issues (Cost $8,174,140)		8,193,565

U.S. TREASURY OBLIGATIONS - 4.4%

U.S. Treasury Inflation Protected Securities - 2.5%

0.500% due 04/15/15 ^	1,185,698	1,215,897
1.875% due 07/15/13 ^	3,058,162	3,062,700
2.000% due 07/15/14 ^	1,701,820	1,757,795

		6,036,392

U.S. Treasury Notes - 1.9%

0.250% due 05/31/14 ‡	4,500,000	4,502,903

Total U.S. Treasury Obligations (Cost $10,560,669)		10,539,295

FOREIGN GOVERNMENT BONDS & NOTES - 0.5%

Mexican Bonos (Mexico) 9.500% due 12/18/14	MXN 13,570,000	1,127,189

Total Foreign Government Bonds & Notes (Cost $1,107,847)		1,127,189

	Principal Amount	Value
MUNICIPAL BONDS - 0.2%

Florida Hurricane Catastrophe Fund Finance Corp ‘A’ 1.298% due 07/01/16	$575,000	$570,941

Total Municipal Bonds (Cost $575,000)		570,941

	Shares
SHORT-TERM INVESTMENT - 4.5%

Money Market Fund - 4.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	10,578,735	10,578,735

Total Short-Term Investment (Cost $10,578,735)		10,578,735

TOTAL INVESTMENTS - 100.3% (Cost $237,521,189)		237,196,107

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(814,244)

NET ASSETS - 100.0%		$236,381,863

Notes to Schedule of Investments

(a)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Depreciation
U.S. Treasury 10-Year Notes (09/13)	GSC	40	$4,000,000	($15,130)

(b)	As of June 30, 2013, an investment with a value of $55,035 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION BOND FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$126,443,926	$—	$126,443,926	$—
	Mortgage-Backed Securities	47,957,757	—	47,957,757	—
	Asset-Backed Securities	31,784,699	—	30,516,372	1,268,327
	U.S. Government Agency Issues	8,193,565	—	8,193,565	—
	U.S. Treasury Obligations	10,539,295	—	10,539,295	—
	Foreign Government Bonds & Notes	1,127,189	—	1,127,189	—
	Municipal Bonds	570,941	—	570,941	—
	Short-Term Investment	10,578,735	10,578,735	—	—

	Total Assets	237,196,107	10,578,735	225,349,045	1,268,327

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(15,130)	(15,130)	—	—

	Total Liabilities	(15,130)	(15,130)	—	—

	Total	$237,180,977	$10,563,605	$225,349,045	$1,268,327

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 76.0%

Consumer Discretionary - 10.3%

DIRECTV Holdings LLC 3.125% due 02/15/16	$1,000,000	$1,038,273
DISH DBS Corp 4.250% due 04/01/18 ~	250,000	246,250
4.625% due 07/15/17	200,000	202,000
D.R. Horton Inc 3.625% due 02/15/18	750,000	739,687
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	1,000,000	1,037,404
NBCUniversal Enterprise Inc 0.965% due 04/15/18 ~ §	1,000,000	1,009,883
Virgin Media Secured Finance PLC (United Kingdom) 6.500% due 01/15/18	250,000	258,125
Wyndham Worldwide Corp 2.500% due 03/01/18	750,000	737,121

		5,268,743

Energy - 6.3%

Harvest Operations Corp (Canada) 2.125% due 05/14/18 ~	500,000	475,394
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	250,000	251,975
Lukoil International Finance BV (Netherlands) 3.416% due 04/24/18 ~	200,000	195,000
Murphy Oil Corp 2.500% due 12/01/17	500,000	493,483
Petrobras Global Finance BV (Netherlands) 3.000% due 01/15/19	1,000,000	930,998
Pioneer Natural Resources Co 5.875% due 07/15/16	350,000	390,547
Transocean Inc (Cayman) 2.500% due 10/15/17	500,000	494,453

		3,231,850

Financials - 32.5%

American International Group Inc 2.375% due 08/24/15	1,000,000	1,016,173
Bank of America Corp 1.343% due 03/22/18 §	500,000	495,350
Bank of America NA 5.300% due 03/15/17	1,000,000	1,085,194
Berkshire Hathaway Inc 1.550% due 02/09/18	500,000	490,242
Capital One Financial Corp 2.150% due 03/23/15	750,000	762,061
Citigroup Inc 1.250% due 01/15/16	1,000,000	988,527
Commonwealth Bank of Australia (Australia) 1.950% due 03/16/15	250,000	254,581
Daimler Finance North America LLC 1.650% due 04/10/15 ~	1,000,000	1,008,845
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	500,000	495,463
Ford Motor Credit Co LLC 3.000% due 06/12/17	1,000,000	1,002,726
General Electric Capital Corp 0.983% due 04/02/18 §	1,000,000	1,005,343
General Motors Financial Co Inc 3.250% due 05/15/18 ~	500,000	487,500
Health Care REIT Inc 2.250% due 03/15/18	500,000	491,278
ING US Inc 2.900% due 02/15/18 ~	1,000,000	1,005,752
JPMorgan Chase & Co 1.100% due 10/15/15	1,000,000	994,319

	Principal Amount	Value
Mack-Cali Realty LP REIT 2.500% due 12/15/17	$500,000	$491,785
Metropolitan Life Global Funding I 1.500% due 01/10/18 ~	750,000	727,657
Morgan Stanley 1.750% due 02/25/16	1,000,000	991,169
2.125% due 04/25/18	500,000	478,877
SLM Corp 3.875% due 09/10/15	600,000	607,454
The Goldman Sachs Group Inc 1.600% due 11/23/15	1,000,000	1,002,724
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	489,728
WT Finance Australia Property Ltd (Multi-National) 5.125% due 11/15/14 ~	250,000	265,902

		16,638,650

Health Care - 2.6%

Mylan Inc 1.800% due 06/24/16 ~	1,000,000	997,848
VPII Escrow Corp (Canada) 6.750% due 08/15/18 ~	350,000	359,188

		1,357,036

Industrials - 10.6%

Air Lease Corp 6.125% due 04/01/17	1,500,000	1,560,000
British Airways PLC (United Kingdom) 5.625% due 06/20/20 ~	350,000	351,330
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	964,292	1,007,685
ERAC USA Finance LLC 1.400% due 04/15/16 ~	500,000	496,547
Hutchison Whampoa International 12 II Ltd (Cayman) 2.000% due 11/08/17 ~	500,000	486,557
International Lease Finance Corp 3.875% due 04/15/18	250,000	235,469
5.650% due 06/01/14	250,000	255,312
Penske Truck Leasing Co LP 2.875% due 07/17/18 ~	500,000	505,366
United Continental Holdings Inc 6.375% due 06/01/18	250,000	246,875
United Rentals North America Inc 5.750% due 07/15/18	250,000	263,750

		5,408,891

Information Technology - 1.9%

Arrow Electronics Inc 3.000% due 03/01/18	1,000,000	999,281

Materials - 10.8%

Alphabet Holding Co Inc 7.750% due 11/01/17	200,000	206,000
ArcelorMittal (Luxembourg) 4.250% due 02/25/15	850,000	857,438
Ashland Inc 3.875% due 04/15/18 ~	250,000	248,438
Barrick Gold Corp (Canada) 2.500% due 05/01/18 ~	500,000	449,025
Cliffs Natural Resources Inc 3.950% due 01/15/18	500,000	478,029
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	500,000	488,750
Freeport-McMoRan Copper & Gold Inc 1.400% due 02/13/15	1,000,000	995,668
Glencore Funding LLC 2.500% due 01/15/19 ~	1,000,000	905,473

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Graphic Packaging International Inc 7.875% due 10/01/18	$150,000	$162,750
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	200,000	191,500
LyondellBasell Industries NV (Netherlands) 5.000% due 04/15/19	500,000	544,506

		5,527,577

Telecommunication Services - 1.0%

Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	500,000	527,500

Total Corporate Bonds & Notes (Cost $39,561,594)		38,959,528

SENIOR LOAN NOTES - 19.1%

Consumer Discretionary - 2.9%

Charter Communications Operating LLC Term F 3.000% due 12/31/20 §	500,000	497,952
Seminole Tribe of Florida 3.000% due 04/29/20 §	982,500	981,886

		1,479,838

Consumer Staples - 0.5%

Reynolds Group Holdings 4.750% due 09/28/18 §	248,125	249,107

Energy - 1.5%

Chesapeake Energy Corp 5.750% due 12/02/17 §	500,000	506,597
EP Energy LLC Tranche B-3 3.500% due 05/24/18 §	250,000	248,945

		755,542

Financials - 0.6%

Capital Automotive LP Tranche B-1 4.000% due 04/10/19 §	181,027	182,498
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	130,000	135,200

		317,698

Health Care - 2.8%

Bausch & Lomb Inc 4.000% due 05/18/19 §	247,505	249,766
Valeant Pharmaceuticals International Inc Series C-1 Tranche B 3.500% due 12/11/19 §	248,750	247,273
Term E due 05/05/20 µ	750,000	748,406
Warner Chilcott Co LLC Term B-1 4.250% due 03/15/18 §	36,610	36,697
Term B-2
4.250% due 03/15/18 §	11,310	11,337
Warner Chilcott Corp Term B-1 4.250% due 03/15/18 §	84,099	84,298
WC Luxco SARL Term B-3 4.250% due 03/15/18 §	66,271	66,429

		1,444,206

	Principal Amount	Value
Industrials - 5.6%

Accudyne Industries LLC 4.000% due 12/13/19 §	$497,500	$494,663
AWAS Finance Luxembourg SARL 3.500% due 06/10/16 §	494,219	501,632
Bombardier Recreational Products Inc Term B 4.000% due 01/30/19 §	188,571	188,630
CSC Holdings LLC Term B 2.695% due 04/17/20 §	1,000,000	991,250
Flying Fortress Inc 3.500% due 06/30/17 §	208,333	207,552
WESCO Distribution Inc Tranche B-1 due 12/12/19 µ	500,000	501,965

		2,885,692

Materials - 2.0%

Eagle Spinco Inc 3.500% due 01/28/17 §	248,256	251,359
FMG Resources Property Ltd 5.250% due 10/18/17 §	496,250	494,217
Tronox Inc Term B 4.500% due 03/19/20 §	250,000	251,607

		997,183

Telecommunication Services - 2.4%

Telesat Canada Term B-2 3.500% due 03/28/19 §	248,125	248,513
Windstream Corp Term B-3 4.000% due 08/08/19 §	743,120	745,838
Tranche B-4
3.500% due 01/23/20 §	248,750	249,424

		1,243,775

Utilities - 0.8%

NRG Energy Inc 2.750% due 07/01/18 §	399,000	395,865

Total Senior Loan Notes (Cost $9,751,874)		9,768,906

U.S. TREASURY OBLIGATIONS - 1.4%

U.S. Treasury Notes - 1.4%

0.250% due 11/30/13	50,000	50,032
0.250% due 02/28/15	500,000	499,610
0.875% due 11/30/16	175,000	175,096

Total U.S. Treasury Obligations (Cost $725,352)		724,738

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SHORT DURATION INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.8%

Money Market Fund - 0.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	408,701	$408,701

Total Short-Term Investment (Cost $408,701)		408,701

TOTAL INVESTMENTS - 97.3% (Cost $50,447,521)		49,861,873

OTHER ASSETS & LIABILITIES, NET - 2.7%		1,367,458

NET ASSETS - 100.0%		$51,229,331

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$38,959,528	$—	$37,951,843	$1,007,685
	Senior Loan Notes	9,768,906	—	9,768,906	—
	U.S. Treasury Obligations	724,738	—	724,738	—
	Short-Term Investment	408,701	408,701	—	—

	Total	$49,861,873	$408,701	$48,445,487	$1,007,685

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$811,875
Purchases	274,375
Sales (Includes Paydowns)	(35,708)
Accrued Discounts (Premiums)	(1,799)
Net Realized Gains (Losses)	—
Change in Net Unrealized Depreciation	(41,058)
Transfers In	—
Transfers Out	—

Value, End of Period	$1,007,685

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($41,058)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 74.3%

Consumer Discretionary - 12.4%

Brinker International Inc 3.875% due 05/15/23	$2,950,000	$2,770,445
Cedar Fair LP 5.250% due 03/15/21 ~	4,000,000	3,855,000
Comcast Corp 4.650% due 07/15/42	2,250,000	2,168,411
COX Communications Inc 4.700% due 12/15/42 ~	2,000,000	1,782,568
DIRECTV Holdings LLC 2.400% due 03/15/17	8,000,000	8,043,384
DISH DBS Corp 4.250% due 04/01/18 ~	2,000,000	1,970,000
D.R. Horton Inc 3.625% due 02/15/18	2,000,000	1,972,500
Ford Motor Co 4.750% due 01/15/43	1,500,000	1,328,283
Hyatt Hotels Corp
3.375% due 07/15/23	2,800,000	2,614,147
3.875% due 08/15/16	3,000,000	3,163,413
Kia Motors Corp (South Korea) 3.625% due 06/14/16 ~	5,000,000	5,187,020
Lynx I Corp 5.375% due 04/15/21 ~	4,500,000	4,545,000
Marriott International Inc 3.000% due 03/01/19	4,000,000	4,038,708
MDC Holdings Inc 6.000% due 01/15/43	2,500,000	2,332,080
MGM Resorts International 6.750% due 10/01/20	4,500,000	4,668,750
Mohawk Industries Inc 3.850% due 02/01/23	5,000,000	4,820,630
NVR Inc 3.950% due 09/15/22	4,000,000	3,894,144
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	3,500,000	3,386,250
Toll Brothers Finance Corp 4.375% due 04/15/23	2,500,000	2,337,500
Wyndham Worldwide Corp 2.950% due 03/01/17	4,000,000	4,050,788

		68,929,021

Consumer Staples - 1.8%

Hawk Acquisition Sub Inc 4.250% due 10/15/20 ~	3,500,000	3,355,625
Lorillard Tobacco Co 3.750% due 05/20/23	1,650,000	1,524,623
Reynolds Group Issuer Inc 5.750% due 10/15/20	5,000,000	5,050,000

		9,930,248

Energy - 8.3%

Cimarex Energy Co 5.875% due 05/01/22	3,000,000	3,120,000
DCP Midstream Operating LP 3.875% due 03/15/23	4,000,000	3,756,772
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	4,000,000	4,031,596
MarkWest Energy Partners LP 4.500% due 07/15/23	3,500,000	3,220,000
Newfield Exploration Co 5.750% due 01/30/22	2,000,000	1,990,000
Peabody Energy Corp 6.000% due 11/15/18	2,250,000	2,264,063
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	3,000,000	2,780,424
Petrobras International Finance Co (Cayman) 5.375% due 01/27/21	3,000,000	3,027,702

	Principal Amount	Value
Pioneer Natural Resources Co 3.950% due 07/15/22	$4,000,000	$3,954,836
Sabine Pass Liquefaction LLC 5.625% due 02/01/21 ~	3,250,000	3,160,625
Samson Investment Co 10.000% due 02/15/20 ~	2,000,000	2,117,500
The Williams Cos Inc 3.700% due 01/15/23	6,000,000	5,582,214
Transocean Inc (Cayman) 2.500% due 10/15/17	7,500,000	7,416,795

		46,422,527

Financials - 24.6%

Bank of America Corp 1.343% due 03/22/18 §	4,500,000	4,458,150
Bank of America NA 5.300% due 03/15/17	8,200,000	8,898,591
Berkshire Hathaway Finance Corp 1.600% due 05/15/17	9,000,000	8,967,744
Capital One Financial Corp 2.150% due 03/23/15	5,000,000	5,080,405
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	4,000,000	3,876,524
Columbia Property Trust Operating Partnership LP REIT 5.875% due 04/01/18	750,000	790,415
Duke Realty LP REIT 4.375% due 06/15/22	6,250,000	6,189,663
Export-Import Bank of Korea (South Korea) 1.250% due 11/20/15	4,500,000	4,459,167
Ford Motor Credit Co LLC 3.000% due 06/12/17	4,000,000	4,010,904
4.250% due 09/20/22	5,000,000	4,920,840
General Electric Capital Corp 0.983% due 04/02/18 §	3,000,000	3,016,029
2.100% due 12/11/19	8,000,000	7,793,944
General Motors Financial Co Inc 3.250% due 05/15/18 ~	3,000,000	2,925,000
Health Care REIT Inc 3.750% due 03/15/23	5,000,000	4,759,895
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	5,000,000	4,592,455
ING US Inc 2.900% due 02/15/18 ~	4,000,000	4,023,008
JPMorgan Chase & Co 3.250% due 09/23/22	4,250,000	4,040,526
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	4,690,085
Liberty Mutual Group Inc 4.250% due 06/15/23 ~	2,000,000	1,935,168
4.950% due 05/01/22 ~	4,500,000	4,625,870
Mack-Cali Realty LP REIT 2.500% due 12/15/17	2,500,000	2,458,925
Morgan Stanley 3.750% due 02/25/23	3,000,000	2,872,869
Neuberger Berman Group LLC 5.625% due 03/15/20 ~	3,500,000	3,640,000
Prudential Financial Inc 5.200% due 03/15/44 §	3,000,000	2,846,250
Raymond James Financial Inc 5.625% due 04/01/24	4,000,000	4,218,924
Realty Income Corp REIT 2.000% due 01/31/18	3,000,000	2,913,159
The Goldman Sachs Group Inc 1.600% due 11/23/15	4,000,000	4,010,896
The Korea Development Bank (South Korea) 1.500% due 01/22/18	5,000,000	4,670,965
Vornado Realty LP REIT 5.000% due 01/15/22	6,500,000	6,831,201
WEA Finance LLC 3.375% due 10/03/22 ~	9,000,000	8,494,407

		137,011,979

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Health Care - 1.0%

HCA Inc 6.500% due 02/15/20	$3,000,000	$3,253,125
VPII Escrow Corp (Canada) 6.750% due 08/15/18 ~	2,150,000	2,206,438

		5,459,563

Industrials - 9.9%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	5,000,000	4,987,500
Air Lease Corp 6.125% due 04/01/17	8,500,000	8,840,000
British Airways PLC (United Kingdom) 4.625% due 06/20/24 ~	3,000,000	3,000,000
5.625% due 06/20/20 ~	2,000,000	2,007,600
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	7,714,337	8,061,482
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,000,000	1,900,000
Ingersoll-Rand Global Holding Co Ltd (Bermuda) 4.250% due 06/15/23 ~	1,600,000	1,592,198
International Lease Finance Corp 3.875% due 04/15/18	1,750,000	1,648,281
7.125% due 09/01/18 ~	1,000,000	1,110,000
Owens Corning 4.200% due 12/15/22	5,000,000	4,851,485
Penske Truck Leasing Co LP 4.250% due 01/17/23 ~	4,500,000	4,454,478
United Continental Holdings Inc 6.375% due 06/01/18	2,500,000	2,468,750
United Rentals North America Inc 5.750% due 07/15/18	4,000,000	4,220,000
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	5,750,000	5,688,906

		54,830,680

Information Technology - 0.7%

Arrow Electronics Inc 3.000% due 03/01/18	4,000,000	3,997,124

Materials - 12.6%

Alphabet Holding Co Inc 7.750% due 11/01/17	2,200,000	2,266,000
ArcelorMittal (Luxembourg) 6.000% due 03/01/21	3,025,000	3,032,563
Ardagh Packaging Finance PLC (Ireland) 7.375% due 10/15/17 ~	2,750,000	2,945,938
Ashland Inc 3.875% due 04/15/18 ~	2,500,000	2,484,375
Barrick Gold Corp (Canada) 4.100% due 05/01/23 ~	3,000,000	2,509,785
Cliffs Natural Resources Inc 3.950% due 01/15/18	3,750,000	3,585,221
Domtar Corp 4.400% due 04/01/22	5,000,000	4,854,500
FMG Resources Property Ltd (Australia) 6.000% due 04/01/17 ~	3,500,000	3,421,250
Freeport-McMoRan Copper & Gold Inc 3.875% due 03/15/23 ~	8,000,000	7,250,768
Glencore Funding LLC 2.500% due 01/15/19 ~	6,000,000	5,432,838
Graphic Packaging International Inc 7.875% due 10/01/18	3,000,000	3,255,000
Reliance Steel & Aluminum Co 4.500% due 04/15/23	5,850,000	5,555,570
Rock Tenn Co 3.500% due 03/01/20	7,000,000	6,856,724

	Principal Amount	Value
Samarco Mineracao SA (Brazil) 4.125% due 11/01/22 ~	$4,000,000	$3,590,000
Sealed Air Corp 8.375% due 09/15/21 ~	2,000,000	2,270,000
Southern Copper Corp 5.250% due 11/08/42	2,000,000	1,652,728
Tronox Finance LLC 6.375% due 08/15/20 ~	2,000,000	1,895,000
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,756,430
Xstrata Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	6,000,000	5,454,522

		70,069,212

Telecommunication Services - 1.9%

CC Holdings GS V LLC 3.849% due 04/15/23	5,000,000	4,721,410
Hughes Satellite Systems Corp 6.500% due 06/15/19	2,500,000	2,662,500
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	3,000,000	3,165,000

		10,548,910

Utilities - 1.1%

American Electric Power Co Inc 1.650% due 12/15/17	2,000,000	1,945,634
NRG Energy Inc 6.625% due 03/15/23 ~	4,000,000	4,020,000

		5,965,634

Total Corporate Bonds & Notes (Cost $425,970,093)		413,164,898

SENIOR LOAN NOTES - 16.2%

Consumer Discretionary - 1.9%

Acosta Inc Term D 5.000% due 03/02/18 §	1,746,250	1,757,711
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	1,421,014	1,440,552
Getty Images Inc 4.750% due 10/18/19 §	3,482,500	3,455,075
Seven Sea Cruises S DE RL Term B-1 4.750% due 12/21/18 §	1,975,000	1,976,234
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	2,000,000	2,008,126

		10,637,698

Consumer Staples - 2.3%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	1,978,375	1,966,835
BJ’s Wholesale Club Inc (1st Lien) 4.250% due 09/26/19 §	2,985,019	2,981,753
Del Monte Foods Co Term B 4.000% due 02/15/18 §	4,006,239	3,998,295
Sprouts Farmers Markets Holdings LLC 4.500% due 04/23/20 §	3,000,000	3,003,750
SUPERVALU Inc 5.000% due 03/21/19 §	996,710	992,142

		12,942,775

Energy - 0.9%

EP Energy LLC Tranche B-2 4.500% due 04/30/19 §	1,000,000	1,000,250
Tranche B-3 3.500% due 05/24/18 §	2,500,000	2,489,452
Samson Investment Co (2nd Lien) 6.000% due 09/25/18 §	1,500,000	1,500,000

		4,989,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Financials - 2.4%

Capital Automotive LP Tranche B-1 4.000% due 04/10/19 §	$2,151,151	$2,152,496
First Data Corp Term B 4.193% due 09/24/18 §	2,500,000	2,441,562
Nuveen Investment Inc Tranche B (1st Lien) 4.195% due 05/13/17 §	4,000,000	3,988,000
Realogy Corp Term B 4.500% due 02/12/20 §	1,496,250	1,504,666
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	2,900,000	3,016,000

		13,102,724

Health Care - 2.3%

Bausch & Lomb Inc 4.000% due 05/18/19 §	2,970,056	2,997,197
Capsugel Holdings US Inc 4.250% due 08/01/18 §	3,614,134	3,650,275
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	2,985,000	2,995,916
Valeant Pharmaceuticals International Series C-1 Tranche B 3.500% due 12/11/19 §	3,482,500	3,461,824

		13,105,212

Industrials - 2.8%

Accudyne Industries LLC 4.000% due 12/13/19 §	2,985,000	2,967,977
AlixPartners LLP Term B-2 4.500% due 06/30/19 §	1,980,050	1,986,238
CSC Holdings LLC Term B 2.695% due 04/17/20 §	4,500,000	4,460,625
Tomkins Air (1st Lien) 5.000% due 11/09/18 §	2,985,000	3,021,068
WESCO Distribution Inc Tranche B-1 4.500% due 12/12/19 §	2,985,000	2,996,728

		15,432,636

Materials - 0.9%

Berry Plastics Corp Term D 3.500% due 02/08/20 §	2,992,500	2,963,419
FMG Resources Property Ltd (Australia) 5.250% due 10/18/17 §	1,985,000	1,976,867

		4,940,286

Telecommunication Services - 2.7%

Cricket Communications Inc 4.750% due 10/01/19 §	2,487,500	2,475,062
Intelsat Jackson Holding SA Tranche B-1 4.250% due 04/02/18 §	2,968,744	2,978,950

	Principal Amount	Value
Level 3 Financing Inc Tranche B 5.250% due 08/01/19 §	$2,500,000	$2,505,207
Tranche B-II 4.750% due 08/01/19 §	1,500,000	1,503,282
Windstream Corp Term B-3 4.000% due 08/08/19 §	5,447,481	5,467,403

		14,929,904

Total Senior Loan Notes (Cost $90,168,510)		90,080,937

U.S. TREASURY OBLIGATIONS - 5.0%

U.S. Treasury Bonds - 1.4%

1.750% due 05/15/23	2,500,000	2,340,040
2.750% due 11/15/42	3,000,000	2,590,782
3.000% due 05/15/42	2,000,000	1,825,782
3.750% due 08/15/41	1,000,000	1,057,266

		7,813,870

U.S. Treasury Notes - 3.6%

0.250% due 10/31/14	5,000,000	5,002,050
0.250% due 02/28/15	5,000,000	4,996,095
0.375% due 04/15/15	5,000,000	5,004,100
0.375% due 06/30/15	5,000,000	5,001,172

		20,003,417

Total U.S. Treasury Obligations (Cost $28,462,662)		27,817,287

	Shares

SHORT-TERM INVESTMENT - 4.0%

Money Market Fund - 4.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	22,134,765	22,134,765

Total Short-Term Investment (Cost $22,134,765)		22,134,765

TOTAL INVESTMENTS - 99.5% (Cost $566,736,030)		553,197,887

OTHER ASSETS & LIABILITIES, NET - 0.5%		2,542,583

NET ASSETS - 100.0%		$555,740,470

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$413,164,898	$—	$392,527,010	$20,637,888
	Senior Loan Notes	90,080,937	—	90,080,937	—
	U.S. Treasury Obligations	27,817,287	—	27,817,287	—
	Short-Term Investment	22,134,765	22,134,765	—	—

	Total	$553,197,887	$22,134,765	$510,425,234	$20,637,888

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$15,838,938
Purchases	7,846,711
Sales	(2,197,538)
Accrued Discounts (Premiums)	(10,647)
Net Realized Gains	7,644
Change in Net Unrealized Depreciation	(847,220)
Transfers In	—
Transfers Out	—

Value, End of Period	$20,637,888

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($815,156)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.4%

Energy - 0.4%

Halcon Resources Corp 5.750%	200	$202,000

Total Convertible Preferred Stocks (Cost $200,000)		202,000

COMMON STOCKS - 4.3%

Consumer Discretionary - 1.0%

Las Vegas Sands Corp	3,850	203,781
Lennar Corp ‘A’	3,500	126,140
MGM Resorts International *	1,900	28,082
Standard Pacific Corp *	11,500	95,795

		453,798

Energy - 0.4%

Concho Resources Inc *	1,600	133,952
Peabody Energy Corp	3,000	43,920

		177,872

Health Care - 0.2%

HCA Holdings Inc	2,500	90,150

Industrials - 1.5%

Canadian Pacific Railway Ltd (Canada)	1,050	127,449
HD Supply Holdings Inc *	6,940	130,403
Kansas City Southern	400	42,384
The Boeing Co	1,400	143,416
United Rentals Inc *	3,800	189,658

		633,310

Information Technology - 0.3%

CDW Corp *	7,350	136,857

Materials - 0.5%

Freeport-McMoRan Copper & Gold Inc	4,900	135,289
Louisiana-Pacific Corp *	5,800	85,782

		221,071

Telecommunication Services - 0.2%

Intelsat SA (Luxembourg) *	4,680	93,600

Utilities - 0.2%

NRG Energy Inc	3,500	93,450

Total Common Stocks (Cost $1,883,973)		1,900,108

	Principal Amount

CORPORATE BONDS & NOTES - 82.8%

Consumer Discretionary - 16.8%

Beazer Homes USA Inc
7.250% due 02/01/23 ~	$400,000	406,000
9.125% due 06/15/18	250,000	261,250
Boyd Gaming Corp 9.000% due 07/01/20	250,000	254,687
Brinker International Inc 3.875% due 05/15/23	250,000	234,784

	Principal Amount	Value
Brunswick Corp 4.625% due 05/15/21 ~	$200,000	$196,000
Burlington Holdings LLC 9.000% due 02/15/18 ~	400,000	412,000
Caesars Entertainment Operating Co Inc 11.250% due 06/01/17	100,000	104,375
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	100,000	95,750
Cedar Fair LP 5.250% due 03/15/21 ~	300,000	289,125
CityCenter Holdings LLC 7.625% due 01/15/16	100,000	106,000
Jaguar Land Rover Automotive PLC (United Kingdom) 7.750% due 05/15/18 ~	200,000	217,000
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	300,000	307,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	260,000
Landry’s Inc 9.375% due 05/01/20 ~	100,000	106,000
Lennar Corp 5.000% due 11/15/22 ~	200,000	190,500
Lynx II Corp 6.375% due 04/15/23 ~	400,000	405,000
MDC Holdings Inc 6.000% due 01/15/43	250,000	233,208
MGM Resorts International
6.625% due 12/15/21	200,000	206,500
6.750% due 10/01/20	350,000	363,125
NPC International Inc 10.500% due 01/15/20	150,000	172,687
NVR Inc 3.950% due 09/15/22	250,000	243,384
SES SA (Luxembourg) 3.600% due 04/04/23 ~	300,000	292,463
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	450,000	435,375
The ServiceMaster Co 8.000% due 02/15/20	350,000	350,875
Toll Brothers Finance Corp
4.375% due 04/15/23	500,000	467,500
6.750% due 11/01/19	400,000	454,000
Wyndham Worldwide Corp 3.900% due 03/01/23	350,000	333,920

		7,399,008

Consumer Staples - 3.3%

Lorillard Tobacco Co 3.750% due 05/20/23	300,000	277,204
Reynolds Group Issuer Inc
8.500% due 05/15/18	350,000	362,250
9.875% due 08/15/19	200,000	215,000
Rite Aid Corp 6.750% due 06/15/21 ~	250,000	246,875
SUPERVALU Inc 6.750% due 06/01/21 ~	150,000	140,250
US Foods Inc 8.500% due 06/30/19	200,000	210,000

		1,451,579

Energy - 13.4%

Antero Resources Finance Corp 6.000% due 12/01/20	350,000	346,500
Atlas Pipeline Partners LP
4.750% due 11/15/21 ~	100,000	90,125
6.625% due 10/01/20 ~	200,000	201,500
Basic Energy Services Inc 7.750% due 02/15/19	300,000	297,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Concho Resources Inc 5.500% due 10/01/22	$350,000	$348,250
DCP Midstream Operating LP 3.875% due 03/15/23	350,000	328,717
EP Energy LLC
7.750% due 09/01/22	200,000	215,000
9.375% due 05/01/20	100,000	113,500
EV Energy Partners LP 8.000% due 04/15/19	150,000	152,250
Exterran Partners LP 6.000% due 04/01/21 ~	280,000	277,200
Halcon Resources Corp 8.875% due 05/15/21	350,000	341,250
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	200,000	195,250
Linn Energy LLC 6.250% due 11/01/19 ~	400,000	383,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	100,000	97,500
6.500% due 03/15/21 ~	150,000	149,438
Northern Tier Energy LLC 7.125% due 11/15/20 ~	100,000	101,500
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	100,000	93,750
Peabody Energy Corp 6.000% due 11/15/18	250,000	251,562
Petrobras Global Finance BV (Netherlands) 4.375% due 05/20/23	500,000	463,404
Sabine Pass Liquefaction LLC 5.625% due 04/15/23 ~	150,000	142,125
Sabine Pass LNG LP 6.500% due 11/01/20 ~	250,000	253,750
Samson Investment Co 10.000% due 02/15/20 ~	350,000	370,562
Targa Resources Partners LP 4.250% due 11/15/23 ~	150,000	134,625
Tervita Corp (Canada) 8.000% due 11/15/18 ~	150,000	151,031
The Williams Cos Inc 3.700% due 01/15/23	250,000	232,592
Transocean Inc (Cayman) 3.800% due 10/15/22	200,000	190,768

		5,922,899

Financials - 11.2%

Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	250,000	242,283
Duke Realty LP REIT 4.375% due 06/15/22	250,000	247,586
First Data Corp
6.750% due 11/01/20 ~	100,000	102,250
7.375% due 06/15/19 ~	100,000	103,250
10.625% due 06/15/21 ~	100,000	99,250
Ford Motor Credit Co LLC 4.250% due 09/20/22	450,000	442,876
General Motors Financial Co Inc 4.250% due 05/15/23 ~	100,000	93,375
Health Care REIT Inc 3.750% due 03/15/23	350,000	333,193
Host Hotels & Resorts LP REIT 3.750% due 10/15/23	500,000	459,246
Jefferies Finance LLC 7.375% due 04/01/20 ~	400,000	390,000
Kilroy Realty LP REIT 3.800% due 01/15/23	250,000	234,504
Liberty Mutual Group Inc
4.250% due 06/15/23 ~	350,000	338,654
4.950% due 05/01/22 ~	250,000	256,993
Nuveen Investments Inc 9.125% due 10/15/17 ~	300,000	302,250

	Principal Amount	Value
Prudential Financial Inc 5.200% due 03/15/44 §	$300,000	$284,625
Raymond James Financial Inc 5.625% due 04/01/24	350,000	369,156
Regions Bank 6.450% due 06/26/37	280,000	294,914
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	250,000	243,750
Vornado Realty LP REIT 5.000% due 01/15/22	100,000	105,095

		4,943,250

Health Care - 3.7%

Biomet Inc 6.500% due 08/01/20	300,000	310,687
DJO Finance LLC 7.750% due 04/15/18	100,000	99,250
Envision Healthcare Holdings Inc 9.250% due 10/01/17 ~	100,000	101,750
HCA Inc 7.500% due 02/15/22	500,000	555,000
Jaguar Holding Co I 9.375% due 10/15/17 ~	100,000	105,000
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	250,000	262,500
VPII Escrow Corp (Canada) 6.750% due 08/15/18 ~	200,000	205,250

		1,639,437

Industrials - 9.5%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	350,000	358,750
Air Canada Pass Through-Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	250,000	249,375
Air Lease Corp
4.750% due 03/01/20	400,000	388,000
6.125% due 04/01/17	200,000	208,000
American Airlines Pass-Through Trust ‘B’ 5.625% due 01/15/21 ~	200,000	207,000
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	99,750
6.125% due 01/15/23 ~	100,000	99,750
British Airways PLC (United Kingdom) 5.625% due 06/20/20 ~	100,000	100,380
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	337,502	352,690
HD Supply Inc
8.125% due 04/15/19	100,000	110,000
11.500% due 07/15/20	300,000	348,750
International Lease Finance Corp 6.250% due 05/15/19	450,000	464,625
Nortek Inc 8.500% due 04/15/21 ~	195,000	207,675
Owens Corning 4.200% due 12/15/22	450,000	436,634
United Rentals North America Inc
7.625% due 04/15/22	100,000	108,750
8.250% due 02/01/21	100,000	110,000
8.375% due 09/15/20	100,000	108,750
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	250,000	247,500

		4,206,379

Information Technology - 1.0%

Audatex North America Inc 6.000% due 06/15/21 ~	150,000	150,375
Freescale Semiconductor Inc 5.000% due 05/15/21 ~	100,000	95,250
NXP BV (Netherlands) 5.750% due 02/15/21 ~	200,000	203,500

		449,125

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Materials - 17.9%

AK Steel Corp
8.375% due 04/01/22	$150,000	$129,750
8.750% due 12/01/18 ~	100,000	105,625
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	300,000	300,750
7.250% due 03/01/41	100,000	94,500
Ardagh Packaging Finance PLC (Ireland)
7.000% due 11/15/20 ~	200,000	193,250
9.125% due 10/15/20 ~	150,000	160,688
9.125% due 10/15/20 ~	100,000	106,625
Barrick Gold Corp (Canada) 4.100% due 05/01/23 ~	450,000	376,468
BOE Intermediate Holding Corp 9.000% due 11/01/17 ~	250,000	241,250
BOE Merger Corp 9.500% due 11/01/17 ~	200,000	205,000
Celulosa Arauco y Constitucion SA (Chile) 4.750% due 01/11/22	250,000	249,421
Cliffs Natural Resources Inc 3.950% due 01/15/18	250,000	239,015
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	350,000	339,500
FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	450,000	438,188
Freeport-McMoran Copper & Gold Inc
3.875% due 03/15/23 ~	250,000	226,586
5.450% due 03/15/43 ~	250,000	221,436
Glencore Funding LLC 4.125% due 05/30/23 ~	500,000	446,561
Goldcorp Inc (Canada) 3.700% due 03/15/23	250,000	221,690
Graphic Packaging International Inc 4.750% due 04/15/21	100,000	97,250
Hexion U.S. Finance Corp
6.625% due 04/15/20	150,000	150,375
6.625% due 04/15/20 ~	100,000	100,250
Louisiana-Pacific Corp 7.500% due 06/01/20	250,000	273,750
New Gold Inc (Canada) 6.250% due 11/15/22 ~	200,000	192,500
Reliance Steel & Aluminum Co 4.500% due 04/15/23	650,000	617,285
Rock Tenn Co 4.900% due 03/01/22	350,000	361,180
Samarco Mineracao SA (Brazil) 4.125% due 11/01/22 ~	250,000	224,375
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	350,000	370,563
TPC Group Inc 8.750% due 12/15/20 ~	350,000	359,625
Tronox Finance LLC 6.375% due 08/15/20 ~	250,000	236,875
Vale Overseas Ltd (Cayman) 4.375% due 01/11/22	250,000	238,586
Xstrata Finance Canada Ltd (Canada) 4.250% due 10/25/22 ~	400,000	363,635

		7,882,552

Telecommunication Services - 4.2%

CC Holdings GS V LLC 3.849% due 04/15/23	350,000	330,499
Cricket Communications Inc 7.750% due 10/15/20	200,000	193,000
Digicel Ltd (Bermuda) 6.000% due 04/15/21 ~	300,000	284,250
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22 ~	250,000	243,750

	Principal Amount	Value
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	$500,000	$506,875
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	100,000	102,125
Sprint Nextel Corp
6.000% due 11/15/22	100,000	98,500
7.000% due 03/01/20 ~	100,000	108,250

		1,867,249

Utilities - 1.8%

Calpine Corp 7.875% due 01/15/23 ~	250,000	270,000
NRG Energy Inc
6.625% due 03/15/23 ~	150,000	150,750
7.625% due 01/15/18	250,000	268,750
Puget Energy Inc 5.625% due 07/15/22	100,000	106,334

		795,834

Total Corporate Bonds & Notes (Cost $37,457,335)		36,557,312

SENIOR LOAN NOTES - 8.8%

Consumer Staples - 2.3%

Albertson’s Term B-2 4.750% due 03/21/19 §	349,125	347,089
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	349,125	351,307
SUPERVALU Inc 5.000% due 03/21/19 §	299,013	297,643

		996,039

Energy - 0.8%

SES International Holdings Ltd 5.500% due 02/15/19 §	349,125	351,161

Financials - 1.5%

Clipper Acquisitions Corp 4.000% due 02/06/20 §	298,500	301,858
Stockbridge/SBE Holdings LLC Tranche B 13.000% due 05/02/17 §	350,000	364,000

		665,858

Health Care - 0.8%

Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	348,250	348,511

Industrials - 1.1%

Apex Tool Group LLC 4.500% due 01/31/20 §	249,375	249,894
Sequa Corp 5.250% due 06/19/17 §	248,750	250,383

		500,277

Information Technology - 0.6%

SunGard Data Systems Inc Tranche D 4.500% due 01/31/20 §	248,750	249,838

Materials - 1.1%

Ranpak Corp (2nd Lien) 8.500% due 04/23/20 §	250,000	257,500
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	250,000	251,607

		509,107

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL STRATEGIC INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 0.6%

Windstream Corp Tranche B-4 3.500% due 01/23/20 §	$248,750	$249,424

Total Senior Loan Notes (Cost $3,839,202)		3,870,215

	Shares

SHORT-TERM INVESTMENT - 0.4%

Money Market Fund - 0.4%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	195,442	195,442

Total Short-Term Investment (Cost $195,442)		195,442

TOTAL INVESTMENTS - 96.7% (Cost $43,575,952)		42,725,077

OTHER ASSETS & LIABILITIES, NET - 3.3%		1,442,148

NET ASSETS - 100.0%		$44,167,225

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$202,000	$202,000	$—	$—
	Common Stocks (1)	1,900,108	1,900,108	—	—
	Corporate Bonds & Notes	36,557,312	—	35,500,747	1,056,565
	Senior Loan Notes	3,870,215	—	3,870,215	—
	Short-Term Investment	195,442	195,442	—	—

	Total	$42,725,077	$2,297,550	$39,370,962	$1,056,565

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$950,219
Purchases	504,688
Sales	(381,436)
Accrued Discounts (Premiums)	(551)
Net Realized Gains	16,668
Change in Net Unrealized Depreciation	(33,023)
Transfers In	—
Transfers Out	—

Value, End of Period	$1,056,565

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($16,269)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 8.1%

Consumer Discretionary - 2.1%

CCO Holdings LLC 5.125% due 02/15/23	$5,000,000	$4,712,500
Cedar Fair LP 5.250% due 03/15/21 ~	2,250,000	2,168,438
Clear Channel Communications Inc 5.500% due 12/15/16	1,250,000	968,750
9.000% due 03/01/21	1,500,000	1,432,500
NPC International Inc 10.500% due 01/15/20	150,000	172,688

		9,454,876

Consumer Staples - 1.8%

Reynolds Group Issuer Inc 5.750% due 10/15/20	5,750,000	5,807,500
9.000% due 04/15/19	1,000,000	1,037,500
9.875% due 08/15/19	500,000	537,500
Spectrum Brands Escrow Corp 6.375% due 11/15/20 ~	760,000	798,000

		8,180,500

Financials - 0.8%

First Data Corp 6.750% due 11/01/20 ~	3,500,000	3,578,750

Industrials - 0.6%

US Airways Pass- Through Trust ‘B’ 5.375% due 05/15/23	3,000,000	2,970,000

Information Technology - 0.6%

Freescale Semiconductor Inc 5.000% due 05/15/21 ~	3,000,000	2,857,500

Materials - 0.9%

FMG Resources Property Ltd (Australia) 6.875% due 04/01/22 ~	1,000,000	973,750
Hexion U.S. Finance Corp 6.625% due 04/15/20 ~	3,000,000	3,007,500

		3,981,250

Telecommunication Services - 1.3%

Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	2,000,000	2,110,000
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	3,000,000	3,041,250
8.125% due 06/01/23 ~	1,000,000	1,036,250

		6,187,500

Total Corporate Bonds & Notes (Cost $38,006,088)		37,210,376

SENIOR LOAN NOTES - 89.4%

Consumer Discretionary - 19.7%

Acosta Inc Term D 5.000% due 03/02/18 §	997,500	1,004,047
Advantage Sales & Marketing Inc (1st Lien)
4.250% due 12/18/17 §	2,289,249	2,294,496
(2nd Lien)
8.250% due 06/17/18 §	1,100,000	1,105,500
Affinia Group Inc Tranche B-2 4.750% due 04/25/20 §	3,000,000	2,988,750

	Principal Amount	Value
Alliance Laundry Systems LLC (1st Lien) 4.500% due 12/10/18 §	$1,473,418	$1,479,557
Burlington Coat Factory Warehouse Corp Term B-2 4.250% due 02/23/17 §	5,500,000	5,517,154
Caesars Entertainment Operating Co Inc
Term B-5
4.443% due 01/28/18 §	1,000,000	863,750
Term B-6
5.443% due 01/28/18 §	3,054,163	2,705,606
CBAC Borrower LLC due 04/26/20 µ	1,000,000	1,017,500
CCC Holdings Inc 4.000% due 12/20/19 §	4,488,722	4,499,944
Clear Channel Communications Inc
Term B
3.845% due 01/29/16 §	4,258,266	3,904,830
Tranche B
due 01/29/16 µ	313,509	287,488
Tranche D
6.945% due 01/30/19 §	1,686,491	1,541,559
ClubCorp Club Operations Inc Term B 5.000% due 11/30/16 §	709,611	719,368
David’s Bridal Inc 5.000% due 10/11/19 §	995,000	999,043
Focus Brands Inc (1st Lien) 4.269% due 02/21/18 §	906,265	906,831
Four Seasons Holdings Inc (2nd Lien) due 06/30/21 µ	500,000	501,875
Getty Images Inc 4.750% due 10/18/19 §	4,482,487	4,447,188
J.C. Penny Co 6.000% due 05/22/18 §	5,000,000	5,014,235
Jacobs Entertainment Inc Tranche B (1st Lien) 6.250% due 10/29/18 §	992,500	998,703
Leslie’s Poolmart Inc Tranche B due 10/16/19 µ	2,000,000	2,011,250
NEP/NCP Holdco Inc (1st Lien) 4.750% due 01/22/20 §	1,492,500	1,502,295
NPC International Inc 4.500% due 12/28/18 §	1,000,000	1,011,875
Oceania Cruises Inc Term B due 06/28/23 µ	4,750,000	4,702,500
Peninsula Gaming LLC Term B 4.250% due 11/20/17 §	995,000	999,664
Petco Animal Supplies Inc 4.000% due 11/24/17 §	989,873	991,265
Savers Inc 5.000% due 07/09/19 §	990,019	1,001,404
Scientific Games International Inc due 05/22/20 µ	4,500,000	4,452,588
Seven Seas Cruise S DE RL Term B-1
due 12/31/18 µ	4,000,000	4,002,500
4.750% due 12/21/18 §	2,987,500	2,989,367
Spin Holdco Inc Term B 4.250% due 11/14/19 §	3,500,000	3,494,166
STG-Fairway Acquisitions Inc (1st Lien) 6.250% due 02/28/19 §	1,995,000	1,990,013
The Goodyear Tire & Rubber Co (2nd Lien) 4.750% due 04/30/19 §	1,000,000	1,004,063
The Neiman Marcus Group Inc 4.000% due 05/16/18 §	5,000,000	4,990,235
The ServiceMaster Co
Tranche B
due 01/31/17 µ	1,000,000	993,438
4.450% due 01/31/17 §	1,496,222	1,486,403
Tranche C
4.250% due 01/31/17 §	4,977,494	4,936,429
TWCC Holding Corp (2nd Lien) due 06/13/20 µ	1,000,000	1,012,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Univision Communications Inc (1st Lien) 4.500% due 03/01/20 §	$1,995,000	$1,980,750
Valleycrest Cos LLC 5.500% due 06/13/19 §	2,000,000	1,999,376

		90,349,505

Consumer Staples - 12.6%

Albertson’s LLC Term B-2 4.750% due 03/21/19 §	5,469,625	5,437,721
Arysta LifeScience Corp (2nd Lien) 8.250% due 11/30/20 §	500,000	497,963
Arysta LifeScience SPC LLC (1st Lien)
due 05/25/20 µ	5,000,000	4,982,250
4.500% due 05/29/20 §	1,750,000	1,743,788
BJ’s Wholesale Club Inc
(1st Lien)
4.250% due 09/26/19 §	1,492,503	1,490,870
(2nd Lien)
9.750% due 03/26/20 §	500,000	508,906
Crossmark Holdings Inc (2nd Lien) 8.750% due 12/21/20 §	2,000,000	2,000,000
Del Monte Foods Co Term B 4.000% due 02/15/18 §	1,667,138	1,663,832
H.J. Heinz Co Term B-2 3.500% due 06/05/20 §	4,500,000	4,505,333
Performance Food Group Inc 6.250% due 11/14/19 §	5,000,000	4,975,000
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	1,072,313	1,079,014
Reynolds Group Holdings 4.750% due 09/28/18 §	744,375	747,321
Rite Aid Corp
(2nd Lien)
5.750% due 08/21/20 §	1,361,930	1,388,318
Tranche 2
due 06/13/20 µ	1,500,000	1,498,125
Smart & Final Inc (1st Lien) 4.500% due 11/15/19 §	1,743,121	1,764,183
Spectrum Brands Inc
due 10/09/19 µ	5,500,000	5,525,207
Term B
4.501% due 12/17/19 §	955,150	959,528
Sprouts Farmers Markets Holdings LLC 4.500% due 04/23/20 §	7,821,900	7,831,677
SUPERVALU Inc 5.000% due 03/21/19 §	2,193,057	2,183,006
U.S. Foods Inc
due 05/31/21 µ	1,000,000	993,000
4.500% due 03/31/19 §	6,000,000	5,958,000

		57,733,042

Energy - 7.3%

Chesapeake Energy Corp
due 09/30/18 µ	2,000,000	2,026,388
5.750% due 12/02/17 §	3,000,000	3,039,582
Crestwood Holdings LLC Term B-1 due 06/10/20 µ	3,500,000	3,530,625
EMG Utica LLC 4.750% due 03/27/20 §	1,000,000	1,001,250
EP Energy LLC
Tranche B-2
4.500% due 04/30/19 §	500,000	500,125
Tranche B-3
3.500% due 05/24/18 §	1,250,000	1,244,726
Harvey Gulf LLC Term B 5.500% due 06/14/20 §	2,000,000	2,005,000
Pacific Drilling S.A.
due 05/09/19 µ	2,500,000	2,494,688
4.500% due 06/03/18 §	4,000,000	3,991,500

	Principal Amount	Value
Power Borrower LLC
(1st Lien)
4.250% due 04/24/20 §	$3,111,111	$3,089,722
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,497,500
Samson Investment Co (2nd Lien)
due 09/25/18 µ	4,000,000	4,000,000
6.000% due 09/25/18 §	3,000,000	3,000,000
SES International Holdings Ltd 5.500% due 02/15/19 §	1,995,000	2,006,637

		33,427,743

Financials - 8.2%

Amwins Group LLC
(1st Lien)
due 09/06/19 µ	2,500,000	2,510,000
5.000% due 09/06/19 §	1,736,275	1,743,220
Capital Automotive LP
(2nd Lien)
6.000% due 04/30/20 §	1,000,000	1,022,500
Tranche B-1
due 04/10/19 µ	1,000,000	1,000,625
4.000% due 04/10/19 §	5,700,312	5,703,875
Compass Investors Inc 5.250% due 12/27/19 §	1,492,500	1,497,397
Duff & Phelps Corp 4.500% due 04/23/20 §	2,000,000	2,005,000
First Data Corp Term B 4.193% due 09/24/18 §	1,000,000	976,875
ION Trading Technologies SARL
(1st Lien)
4.500% due 05/22/20 §	2,000,000	1,993,334
(2nd Lien)
8.250% due 05/21/21 §	1,000,000	997,500
Nuveen Investments Inc Tranche B
(1st Lien)
4.195% due 05/13/17 §	1,500,000	1,495,500
(2nd Lien)
6.500% due 02/28/19 §	3,000,000	2,979,375
Realogy Corp
(Extended Synthetic Commitment)
0.045% due 10/10/16 §	45,211	45,238
Term B
due 02/21/20 µ	2,000,000	2,011,250
4.500% due 02/12/20 §	5,486,250	5,517,110
(Synthetic Letter of Credit)
0.045% due 10/10/13 §	58,169	58,242
ROC Finance LLC Term B due 03/28/19 µ	2,000,000	2,005,626
Stockbridge/SBE Holdings LLC Tranche B
due 05/02/17 µ	1,500,000	1,560,000
13.000% due 05/02/17 §	2,500,000	2,600,000

		37,722,667

Health Care - 6.0%

Alvogen Pharma US Inc 7.000% due 05/23/18 §	1,000,000	992,500
American Renal Holdings Co Inc (2nd Lien) 8.500% due 02/20/20 §	1,000,000	1,000,833
Ardent Medical Services Inc (1st Lien) 6.750% due 03/21/18 §	995,000	1,000,390
Bausch & Lomb Inc 4.000% due 05/18/19 §	1,485,028	1,488,926
Capsugel Holdings US Inc 4.250% due 08/01/18 §	1,334,756	1,348,104
DaVita Inc Tranche B-2 4.000% due 11/01/19 §	1,243,750	1,248,298
DJO Finance LLC Term B 4.750% due 09/15/17 §	1,236,279	1,247,096
Iasis Healthcare LLC Term B-2
due 12/31/20 µ	2,500,000	2,501,875
4.500% due 05/03/18 §	2,903,180	2,905,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Par Pharmaceutical Cos Inc Term B-1 4.250% due 09/30/19 §	$5,974,994	$5,947,784
Quintiles Transnational Corp Term B-2 4.500% due 06/08/18 §	736,308	738,149
RCHP Inc (1st Lien) 7.000% due 11/04/18 §	1,990,013	2,002,450
Valeant Pharmaceuticals International Inc Term E due 06/27/20 µ	5,000,000	4,989,375

		27,411,137

Industrials - 16.2%

Accudyne Industries LLC
4.000% due 12/13/19 §	4,979,987	4,951,587
Air Medical Group Holdings Inc Term B-1
due 11/30/17 µ	1,282,500	1,298,531
6.500% due 06/30/18 §	1,492,500	1,511,156
AlixPartners LLP Term B-2 4.500% due 06/30/19 §	1,736,275	1,741,701
Allflex Holdings III Inc
due 06/05/20 µ	2,000,000	2,004,166
(2nd Lien)
due 06/07/21 µ	1,500,000	1,513,125
American Airlines Inc due 06/21/19 µ	2,500,000	2,503,913
American Builders & Contractors Supply Co Inc Term B 3.500% due 04/16/20 §	4,000,000	3,978,572
Apex Tool Group LLC 4.500% due 01/31/20 §	5,735,625	5,747,572
AWAS Finance Luxembourg SARL 3.500% due 06/10/16 §	804,216	816,280
Beechcraft Holdings LLC 5.750% due 02/14/20 §	2,500,000	2,504,688
Bombardier Recreational Products Inc Term B 5.000% due 01/30/19 §	2,640,000	2,640,826
CAMP Systems (1st Lien) 5.250% due 05/31/19 §	992,500	1,003,666
Delta Air Lines Inc Term B due 07/30/20 µ	2,500,000	2,506,250
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	654,583	650,697
HD Supply Inc Term B 4.500% due 10/12/17 §	742,500	744,704
Husky Injection Molding Systems Ltd Term B 4.250% due 06/30/18 §	3,000,000	3,004,218
LM US Member LLC
5.750% due 10/25/19 §	116,602	117,670
(1st Lien)
5.750% due 10/25/19 §	1,375,898	1,388,511
McJunkin Red Man Corp 6.000% due 11/08/19 §	6,969,950	7,013,512
NCI Building Systems Inc due 03/31/20 µ	1,750,000	1,750,000
Osmose Holdings Inc 4.750% due 11/26/18 §	2,241,258	2,248,963
Roofing Supply Group LLC 5.000% due 05/31/19 §	992,500	992,086
Sequa Corp 5.250% due 06/19/17 §	995,000	1,001,530
SRS Distribution Inc 4.750% due 09/01/19 §	3,500,000	3,489,063
The SI Organization Inc Tranche B 5.500% due 11/22/16 §	2,493,750	2,481,281
Tomkins PLC
(1st Lien)
due 10/31/19 µ	3,396,438	3,437,477
5.000% due 11/09/18 §	497,500	503,511
(2nd Lien)
9.250% due 05/11/20 §	1,000,000	1,032,500

	Principal Amount	Value
Transdigm Inc Tranche C due 02/20/20 µ	$3,000,000	$2,972,499
WESCO Distribution Inc Tranche B-1
due 11/26/18 µ	6,000,000	6,023,574
4.500% due 12/12/19 §	995,000	998,909

		74,572,738

Information Technology - 5.3%

CDW Corp 3.500% due 04/29/20 §	2,493,750	2,470,112
Infor US Inc Tranche B-2 US
due 04/05/18 µ	5,000,000	5,037,500
5.250% due 04/05/18 §	902,993	909,765
Kronos Inc (1st Lien) 4.500% due 10/30/19 §	1,990,000	2,003,681
Moneygram International Inc
due 03/27/20 µ	2,000,000	2,002,500
4.250% due 03/27/20 §	2,493,750	2,496,867
NXP BV Tranche C
due 01/10/20 µ	4,334,993	4,401,826
4.750% due 01/10/20 §	1,990,000	2,020,680
SunGard Data Systems Inc
Tranche D
due 12/31/19 µ	1,400,000	1,406,125
4.500% due 01/31/20 §	447,750	449,709
Tranche E
4.000% due 03/08/20 §	997,500	1,001,657

		24,200,422

Materials - 7.9%

Berry Plastics Corp Term D 3.500% due 02/08/20 §	3,990,000	3,951,225
Custom Building Products Inc 6.000% due 12/14/19 §	1,493,250	1,507,249
Dupont Performance Coatings (Term B) 4.750% due 02/01/20 §	997,500	999,549
FMG Resources Property Ltd due 10/18/17 µ	4,500,000	4,481,564
5.250% due 10/18/17 §	4,478,719	4,460,369
FPC Holdings Inc (1st Lien) 5.250% due 11/19/19 §	995,000	967,016
MacDermid Inc Tranche B
(1st Lien)
4.000% due 06/07/20 §	1,500,000	1,497,188
(2nd Lien)
7.750% due 12/07/20 §	750,000	761,250
Oxea SARL due 03/31/20 µ	750,000	747,413
Term B (1st Lien)
due 03/31/20 µ	500,000	498,125
Pact Group Inc 3.750% due 05/29/20 §	2,000,000	1,992,500
Ranpak Corp
(1st Lien)
4.500% due 04/23/19 §	1,500,000	1,511,250
(2nd Lien)
8.500% due 04/23/20 §	750,000	772,500
Taminco Global Chemical Corp Tranche B-2 4.250% due 02/15/19 §	987,538	991,858
Tronox Inc Term B (Netherlands) 4.500% due 03/19/20 §	2,000,000	2,012,858
Tronox Pigments BV (Netherlands) due 07/31/20 µ	3,000,000	3,019,287
UCI International Inc 5.500% due 07/26/17 §	987,342	993,513
Univar Inc Term B 5.000% due 06/30/17 §	4,982,163	4,884,856

		36,049,570

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL FLOATING RATE INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 3.4%

Cricket Communication Inc
4.750% due 10/01/19 §	$3,487,487	$3,470,050
Term C
4.750% due 03/08/20 §	2,000,000	1,985,416
Integra Telecom Holdings Inc 5.250% due 02/22/19 §	1,995,000	2,002,481
Level 3 Financing Inc
Tranche B
5.250% due 08/01/19 §	500,000	501,041
Tranche B-II
4.750% due 08/01/19 §	7,790,000	7,807,044

		15,766,032

Utilities - 2.8%

Calpine Construction Finance Company LP
Term B-1
3.000% due 05/03/20 §	3,000,000	2,975,892
Term B-2
3.250% due 01/31/22 §	1,500,000	1,488,188
Dynergy Inc Tranche B-2
4.000% due 04/23/20 §	2,461,538	2,452,308
EquiPower Resources Holdings LLC Term C due 12/31/19 µ	1,500,000	1,492,500
GIM Channelview Cogeneration LLC (2nd Lien) 4.250% due 05/08/20 §	1,250,000	1,260,416

	Principal Amount	Value
La Frontera 4.500% due 09/30/20 §	$1,500,000	$1,493,907
Panda Temple Power II LLC 7.250% due 04/03/19 §	1,000,000	1,020,000
Texas Competitive Electric Holdings Co LLC 3.720% due 10/10/14 §	1,000,000	716,667

		12,899,878

Total Senior Loan Notes (Cost $411,191,738)		410,132,734

	Shares

SHORT-TERM INVESTMENT - 16.7%

Money Market Fund - 16.7%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	76,467,724	76,467,724

Total Short-Term Investment (Cost $76,467,724)		76,467,724

TOTAL INVESTMENTS - 114.2% (Cost $525,665,550)		523,810,834

OTHER ASSETS & LIABILITIES, NET - (14.2%)		(65,198,607)

NET ASSETS - 100.0%		$458,612,227

Notes to Schedule of Investments

(a)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $389,444 or less than 0.1% of net assets as of June 30, 2013, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Market Value	Unrealized Depreciation
Power Buyer LLC	$389,444	$385,000	($4,444)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$37,210,376	$—	$34,240,376	$2,970,000
	Senior Loan Notes	410,132,734	—	410,132,734	—
	Short-Term Investment	76,467,724	76,467,724	—	—

	Total Assets	523,810,834	76,467,724	444,373,110	2,970,000

Liabilities	Unfunded Loan Commitment	(4,444)	—	(4,444)	—

	Total Liabilities	(4,444)	—	(4,444)	—

	Total	$523,806,390	$76,467,724	$444,368,666	$2,970,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 0.3%

Industrials - 0.1%

HD Supply Holdings Inc *	910	$17,099

Information Technology - 0.1%

CDW Corp *	910	16,944

Telecommunication Services - 0.1%

Intelsat SA (Luxembourg) *	570	11,400

Total Common Stocks (Cost $42,110)		45,443

EXCHANGE-TRADED FUND - 3.0%

PowerShares Senior Loan Portfolio	20,000	495,000

Total Exchange-Traded Fund (Cost $499,398)		495,000

	Principal Amount

CORPORATE BONDS & NOTES - 92.8%

Consumer Discretionary - 20.6%

99 Cents Only Stores 11.000% due 12/15/19	$50,000	56,750
Beazer Homes USA Inc
7.250% due 02/01/23 ~	100,000	101,500
9.125% due 06/15/18	75,000	78,375
Boyd Gaming Corp 9.000% due 07/01/20	50,000	50,937
Brunswick Corp 4.625% due 05/15/21 ~	100,000	98,000
Burlington Holdings LLC 9.000% due 02/15/18 ~	100,000	103,000
Cablevision Systems Corp 8.625% due 09/15/17	150,000	171,000
Caesars Entertainment Operating Co Inc 11.250% due 06/01/17	50,000	52,188
Caesars Operating Escrow LLC 9.000% due 02/15/20 ~	50,000	47,875
CCO Holdings LLC 5.750% due 09/01/23 ~	150,000	145,875
Cedar Fair LP
5.250% due 03/15/21 ~	125,000	120,469
9.125% due 08/01/18	50,000	54,750
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	50,000	47,250
6.375% due 09/15/20 ~	100,000	102,250
CityCenter Holdings LLC 7.625% due 01/15/16	50,000	53,000
CKE Restaurants Inc 11.375% due 07/15/18	6,000	6,217
Clear Channel Communications Inc 5.500% due 12/15/16	100,000	77,500
Clear Channel Worldwide Holdings Inc 6.500% due 11/15/22 ~	73,000	75,555
Coinstar Inc 6.000% due 03/15/19 ~	50,000	50,062
Dana Holding Corp 6.500% due 02/15/19	50,000	53,437

	Principal Amount	Value
DISH DBS Corp
4.625% due 07/15/17	$50,000	$50,500
5.125% due 05/01/20 ~	50,000	49,250
5.875% due 07/15/22	100,000	102,000
Griffey Intermediate Inc 7.000% due 10/15/20 ~	100,000	97,000
Jo-Ann Stores Holdings Inc 9.750% due 10/15/19 ~	75,000	77,437
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	75,000	76,875
L Brands Inc 5.625% due 02/15/22	75,000	76,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	50,000	52,000
Landry’s Inc 9.375% due 05/01/20 ~	50,000	53,000
Lennar Corp 5.000% due 11/15/22 ~	50,000	47,625
MGM Resorts International
6.625% due 12/15/21	150,000	154,875
6.750% due 10/01/20	100,000	103,750
NCL Corp Ltd (Bermuda) 5.000% due 02/15/18 ~	100,000	98,500
NPC International Inc 10.500% due 01/15/20	50,000	57,562
Petco Holdings Inc 8.500% due 10/15/17 ~	75,000	76,875
PVH Corp 4.500% due 12/15/22	50,000	48,250
Seven Seas Cruises S de RL LLC (Panama) 9.125% due 05/15/19	50,000	53,250
Sinclair Television Group Inc 5.375% due 04/01/21 ~	50,000	48,250
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	75,000	72,563
Standard Pacific Corp 8.375% due 05/15/18	150,000	171,750
The Goodyear Tire & Rubber Co 6.500% due 03/01/21	50,000	51,125
The Ryland Group Inc 5.375% due 10/01/22	50,000	48,375
The ServiceMaster Co 8.000% due 02/15/20	50,000	50,125
Toll Brothers Finance Corp 4.375% due 04/15/23	50,000	46,750
Wolverine World Wide Inc 6.125% due 10/15/20 ~	50,000	51,875

		3,362,052

Consumer Staples - 4.9%

Del Monte Corp 7.625% due 02/15/19	50,000	51,625
JBS USA LLC 8.250% due 02/01/20 ~	50,000	52,625
Reynolds Group Issuer Inc
5.750% due 10/15/20	150,000	151,500
9.000% due 04/15/19	150,000	155,625
9.875% due 08/15/19	75,000	80,625
Rite Aid Corp
6.750% due 06/15/21 ~	50,000	49,375
9.250% due 03/15/20	50,000	55,437
Spectrum Brands Inc 6.750% due 03/15/20	50,000	52,937
SUPERVALU Inc 6.750% due 06/01/21 ~	50,000	46,750
US Foods Inc 8.500% due 06/30/19	100,000	105,000

		801,499

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Energy - 17.7%

Access Midstream Partners LP 4.875% due 05/15/23	$100,000	$93,250
Antero Resources Finance Corp 6.000% due 12/01/20	125,000	123,750
Arch Coal Inc 7.250% due 06/15/21	50,000	41,500
Atlas Pipeline Partners LP
4.750% due 11/15/21 ~	50,000	45,063
5.875% due 08/01/23 ~	50,000	47,750
6.625% due 10/01/20 ~	50,000	50,375
Atwood Oceanics Inc 6.500% due 02/01/20	100,000	104,250
Basic Energy Services Inc 7.750% due 02/15/19	100,000	99,250
Berry Petroleum Co 6.750% due 11/01/20	50,000	52,000
Chaparral Energy Inc 8.250% due 09/01/21	50,000	52,875
Chesapeake Energy Corp 5.375% due 06/15/21	50,000	49,875
Cimarex Energy Co 5.875% due 05/01/22	50,000	52,000
Concho Resources Inc
5.500% due 10/01/22	100,000	99,500
7.000% due 01/15/21	50,000	54,000
Crosstex Energy LP 8.875% due 02/15/18	50,000	53,250
Denbury Resources Inc 4.625% due 07/15/23	50,000	46,188
EP Energy LLC
6.875% due 05/01/19	50,000	53,750
7.750% due 09/01/22	50,000	53,750
EV Energy Partners LP 8.000% due 04/15/19	50,000	50,750
Exterran Partners LP 6.000% due 04/01/21 ~	90,000	89,100
Genesis Energy LP 5.750% due 02/15/21 ~	50,000	49,000
Halcon Resources Corp 8.875% due 05/15/21	100,000	97,500
Hilcorp Energy I LP 7.625% due 04/15/21 ~	50,000	53,250
Kodiak Oil & Gas Corp (Canada) 5.500% due 01/15/21 ~	50,000	48,813
Linn Energy LLC 7.750% due 02/01/21	100,000	100,750
MarkWest Energy Partners LP 4.500% due 07/15/23	50,000	46,000
MEG Energy Corp (Canada)
6.375% due 01/30/23 ~	50,000	48,750
6.500% due 03/15/21 ~	50,000	49,813
Newfield Exploration Co 5.625% due 07/01/24	50,000	48,750
Northern Tier Energy LLC 7.125% due 11/15/20 ~	50,000	50,750
Oasis Petroleum Inc 6.500% due 11/01/21	50,000	51,500
Pacific Drilling SA (Luxembourg) 5.375% due 06/01/20 ~	75,000	70,313
Peabody Energy Corp 6.000% due 11/15/18	50,000	50,313
QEP Resources Inc 5.250% due 05/01/23	50,000	49,000
Regency Energy Partners LP
4.500% due 11/01/23 ~	50,000	45,375
5.500% due 04/15/23	50,000	49,500
6.500% due 07/15/21	50,000	52,500

	Principal Amount	Value
Sabine Pass Liquefaction LLC
5.625% due 02/01/21 ~	$100,000	$97,250
5.625% due 04/15/23 ~	100,000	94,750
Samson Investment Co 10.000% due 02/15/20 ~	75,000	79,406
SandRidge Energy Inc 7.500% due 03/15/21	100,000	96,000
SESI LLC 6.375% due 05/01/19	100,000	103,750
Targa Resources Partners LP 4.250% due 11/15/23 ~	50,000	44,875
Tervita Corp (Canada) 8.000% due 11/15/18 ~	50,000	50,344
Venoco Inc 11.500% due 10/01/17	50,000	53,125

		2,893,603

Financials - 8.1%

Ally Financial Inc
4.625% due 06/26/15	50,000	51,270
5.500% due 02/15/17	150,000	157,319
7.500% due 09/15/20	25,000	28,906
CBRE Services Inc 5.000% due 03/15/23	50,000	47,625
CIT Group Inc
5.250% due 03/15/18	75,000	77,437
5.375% due 05/15/20	75,000	77,156
E*TRADE Financial Corp 6.000% due 11/15/17	50,000	50,750
First Data Corp
6.750% due 11/01/20 ~	75,000	76,687
10.625% due 06/15/21 ~	50,000	49,625
12.625% due 01/15/21	75,000	79,687
General Motors Financial Co Inc
2.750% due 05/15/16 ~	50,000	49,281
4.250% due 05/15/23 ~	50,000	46,688
HBOS PLC (United Kingdom) 6.000% due 11/01/33 ~	50,000	46,396
Igloo Holdings Corp 8.250% due 12/15/17 ~	50,000	51,250
Liberty Mutual Group Inc 7.800% due 03/07/87 ~	75,000	88,313
Neuberger Berman Group LLC 5.875% due 03/15/22 ~	50,000	51,250
Nuveen Investments Inc 9.500% due 10/15/20 ~	75,000	75,000
RBS Capital Trust II 6.425% due 12/29/49 §	50,000	40,500
Realogy Group LLC 3.375% due 05/01/16 ~	50,000	49,125
RHP Hotel Properties LP REIT 5.000% due 04/15/21 ~	25,000	24,375
Royal Bank of Scotland Group PLC (United Kingdom) 6.125% due 12/15/22	50,000	47,721
SLM Corp 6.000% due 01/25/17	50,000	52,500

		1,318,861

Health Care - 7.2%

Biomet Inc 6.500% due 08/01/20	50,000	51,781
CHS/Community Health Systems Inc 8.000% due 11/15/19	50,000	53,437
DaVita Health Care Partners Inc 5.750% due 08/15/22	100,000	100,250
DJO Finance LLC 7.750% due 04/15/18	50,000	49,625
Envision Healthcare Holdings Inc 9.250% due 10/01/17 ~	50,000	50,875

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Fresenius Medical Care US Finance II Inc 5.875% due 01/31/22 ~	$100,000	$105,750
HCA Holdings Inc 6.250% due 02/15/21	150,000	153,375
HCA Inc
5.875% due 03/15/22	100,000	102,875
6.500% due 02/15/16	50,000	54,000
HealthSouth Corp 5.750% due 11/01/24	50,000	48,875
Jaguar Holding Co I 9.375% due 10/15/17 ~	50,000	52,500
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	50,000	52,500
Sky Growth Acquisition Corp 7.375% due 10/15/20 ~	50,000	51,500
Tenet Healthcare Corp
4.750% due 06/01/20	50,000	48,312
8.000% due 08/01/20	50,000	51,812
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	50,000	49,687
Vanguard Health Holding Co II LLC 8.000% due 02/01/18	50,000	53,250
VPII Escrow Corp (Canada) 6.750% due 08/15/18 ~	50,000	51,313

		1,181,717

Industrials - 10.7%

ADS Waste Holdings Inc 8.250% due 10/01/20 ~	75,000	76,875
Air Canada Pass Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	100,000	99,750
Air Lease Corp
4.750% due 03/01/20	75,000	72,750
6.125% due 04/01/17	150,000	156,000
Avis Budget Car Rental LLC 8.250% due 01/15/19	100,000	109,250
B/E Aerospace Inc 5.250% due 04/01/22	50,000	50,000
BC Mountain LLC 7.000% due 02/01/21 ~	50,000	51,125
Bombardier Inc (Canada)
5.750% due 03/15/22 ~	100,000	99,750
6.125% due 01/15/23 ~	50,000	49,875
British Airways PLC (United Kingdom) 5.625% due 06/20/20 ~	50,000	50,190
HD Supply Inc
8.125% due 04/15/19	50,000	55,000
11.500% due 07/15/20	100,000	116,250
International Lease Finance Corp
4.625% due 04/15/21	100,000	92,188
6.250% due 05/15/19	75,000	77,437
Nortek Inc 8.500% due 04/15/21 ~	50,000	53,250
Roofing Supply Group LLC 10.000% due 06/01/20 ~	50,000	54,625
The Hertz Corp 5.875% due 10/15/20	100,000	103,500
TransDigm Inc 7.750% due 12/15/18	50,000	52,875
United Rentals North America Inc
5.750% due 07/15/18	50,000	52,750
8.375% due 09/15/20	200,000	217,500
US Airways Pass-Through Trust ‘A’ 7.125% due 04/22/25	45,526	51,444

		1,742,384

	Principal Amount	Value
Information Technology - 2.6%

Advanced Micro Devices Inc 7.500% due 08/15/22	$50,000	$48,625
Audatex North America Inc 6.000% due 06/15/21 ~	50,000	50,125
CDW LLC 8.500% due 04/01/19	75,000	81,000
Equinix Inc 4.875% due 04/01/20	100,000	98,500
Freescale Semiconductor Inc
5.000% due 05/15/21 ~	50,000	47,625
8.050% due 02/01/20	50,000	50,875
NeuStar Inc 4.500% due 01/15/23 ~	50,000	47,500

		424,250

Materials - 10.7%

AK Steel Corp
8.375% due 04/01/22	50,000	43,250
8.750% due 12/01/18 ~	25,000	26,406
Alphabet Holding Co Inc 7.750% due 11/01/17	50,000	51,500
ArcelorMittal (Luxembourg)
6.000% due 03/01/21	150,000	150,375
7.250% due 03/01/41	50,000	47,250
Ardagh Packaging Finance PLC (Ireland)
9.125% due 10/15/20 ~	125,000	133,406
BOE Intermediate Holding Corp 9.000% due 11/01/17 ~	50,000	48,250
BOE Merger Corp 9.500% due 11/01/17 ~	50,000	51,250
Building Materials Corp of America 6.875% due 08/15/18 ~	75,000	79,500
Celanese US Holdings LLC 4.625% due 11/15/22	50,000	49,563
Eldorado Gold Corp (Canada) 6.125% due 12/15/20 ~	75,000	72,750
FMG Resources Property Ltd (Australia)
6.000% due 04/01/17 ~	50,000	48,875
6.875% due 04/01/22 ~	50,000	48,688
7.000% due 11/01/15 ~	75,000	76,125
8.250% due 11/01/19 ~	75,000	77,625
Graphic Packaging International Inc 4.750% due 04/15/21	100,000	97,250
Hexion U.S. Finance Corp
6.625% due 04/15/20 ~	50,000	50,125
9.000% due 11/15/20	50,000	48,000
Louisiana-Pacific Corp 7.500% due 06/01/20	50,000	54,750
New Gold Inc (Canada) 6.250% due 11/15/22 ~	50,000	48,125
Novelis Inc (Canada)
8.375% due 12/15/17	50,000	53,250
8.750% due 12/15/20	50,000	53,875
Sappi Papier Holding GmbH (Austria) 8.375% due 06/15/19 ~	75,000	79,406
Sealed Air Corp 8.375% due 09/15/21 ~	100,000	113,500
TPC Group Inc 8.750% due 12/15/20 ~	100,000	102,750
Tronox Finance LLC 6.375% due 08/15/20 ~	50,000	47,375

		1,753,219

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL HIGH INCOME FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 6.9%

CenturyLink Inc 5.625% due 04/01/20	$50,000	$50,750
Cricket Communications Inc 7.750% due 10/15/20	100,000	96,500
Crown Castle International Corp 5.250% due 01/15/23	50,000	48,188
Digicel Ltd (Bermuda) 7.000% due 02/15/20 ~	75,000	76,125
Frontier Communications Corp 7.125% due 01/15/23	50,000	49,938
Hughes Satellite Systems Corp 7.625% due 06/15/21	100,000	106,750
Intelsat Jackson Holdings SA (Luxembourg) 6.625% due 12/15/22 ~	100,000	97,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21 ~	250,000	253,438
Level 3 Financing Inc 7.000% due 06/01/20	50,000	50,125
MetroPCS Wireless Inc 6.250% due 04/01/21 ~	50,000	51,062
Sprint Capital Corp 6.875% due 11/15/28	50,000	48,250
Sprint Nextel Corp
6.000% due 11/15/22	25,000	24,625
9.000% due 11/15/18 ~	50,000	58,625
9.125% due 03/01/17	50,000	57,750
Telesat LLC (Canada) 6.000% due 05/15/17 ~	50,000	51,188

		1,120,814

Utilities - 3.4%

AES Corp 7.375% due 07/01/21	100,000	110,250
Calpine Corp 7.500% due 02/15/21 ~	92,000	98,670
GenOn Energy Inc 9.875% due 10/15/20	50,000	55,250

	Principal Amount	Value
NRG Energy Inc 7.625% due 01/15/18	$175,000	$188,125
Puget Energy Inc 5.625% due 07/15/22	50,000	53,167
Wind Acquisition Holdings Finance SA (Luxembourg) 12.250% due 07/15/17 ~	50,000	50,625

		556,087

Total Corporate Bonds & Notes (Cost $15,157,131)		15,154,486

	Shares

SHORT-TERM INVESTMENT - 2.2%

Money Market Fund - 2.2%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	352,554	352,554

Total Short-Term Investment (Cost $352,554)		352,554

TOTAL INVESTMENTS - 98.3% (Cost $16,051,193)		16,047,483

OTHER ASSETS & LIABILITIES, NET - 1.7%		283,730

NET ASSETS - 100.0%		$16,331,213

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$45,443	$45,443	$—	$—
	Exchange-Traded Fund	495,000	495,000	—	—
	Corporate Bonds & Notes	15,154,486	—	15,003,292	151,194
	Short-Term Investment	352,554	352,554	—	—

	Total	$16,047,483	$892,997	$15,003,292	$151,194

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) for the three-month period ended June 30, 2013:

Corporate Bonds & Notes
Value, Beginning of Period	$161,508
Purchases	101,562
Sales	(109,462)
Accrued Discounts (Premiums)	(6)
Net Realized Gains	7,845
Change in Net Unrealized Depreciation	(10,253)
Transfers In	—
Transfers Out	—

Value, End of Period	$151,194

Change in Net Unrealized Depreciation on Level 3 Investments Held at the End of Period, if Applicable	($2,879)

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MONEY MARKET FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 102.0%

Commercial Paper - 87.2%

Abbott Laboratories 0.070% due 07/30/13	$1,150,000	$1,149,935
Air Products & Chemicals Inc 0.060% due 07/03/13	1,000,000	999,997
AstraZeneca PLC (United Kingdom) 0.100% due 08/16/13	850,000	849,891
Baker Hughes Inc 0.080% due 07/08/13	1,250,000	1,249,980
Bank of Nova Scotia NY
0.070% due 07/02/13	500,000	499,999
0.075% due 07/02/13	750,000	749,998
Danaher Corp 0.110% due 07/25/13	350,000	349,974
EI du Pont de Nemours & Co 0.060% due 07/01/13	750,000	750,000
Emerson Electric Co
0.070% due 08/23/13	400,000	399,959
0.100% due 07/18/13	750,000	749,965
General Electric Capital Corp
0.140% due 08/01/13	900,000	899,892
0.150% due 07/03/13	400,000	399,997
GlaxoSmithKline Finance PLC (United Kingdom) 0.100% due 07/24/13	750,000	749,952
Google Inc 0.090% due 09/18/13	750,000	749,852
Honeywell International Inc 0.070% due 07/24/13	1,100,000	1,099,951
International Business Machines Corp 0.040% due 07/08/13	1,000,000	999,992
John Deere Bank SA (Luxembourg)
0.080% due 07/10/13	400,000	399,992
0.090% due 07/25/13	900,000	899,946
Johnson & Johnson 0.050% due 07/15/13	250,000	249,995
L’Oreal USA Inc 0.070% due 07/02/13	800,000	799,998
Nestle Capital Corp
0.020% due 07/15/13	500,000	499,996
0.120% due 07/12/13	750,000	749,972
NetJets Inc
0.050% due 07/01/13	850,000	850,000
0.050% due 07/11/13	500,000	499,993

	Principal Amount	Value
PepsiCo Inc 0.070% due 08/05/13	$1,250,000	$1,249,915
Philip Morris International Inc 0.040% due 08/13/13	1,350,000	1,349,936
Roche Holdings Inc
0.060% due 07/23/13	300,000	299,989
0.090% due 07/18/13	1,000,000	999,958
Siemens Capital Co LLC 0.080% due 07/19/13	750,000	749,970
The Coca-Cola Co
0.110% due 07/23/13	900,000	899,939
0.140% due 07/17/13	400,000	399,975
Toyota Motor Credit Corp 0.120% due 07/29/13	1,000,000	999,907
Unilever Capital Corp 0.070% due 07/22/13	1,250,000	1,249,949
United Parcel Services Inc 0.015% due 07/15/13	1,250,000	1,249,993
Wal-Mart Stores Inc
0.060% due 07/08/13	500,000	499,994
0.100% due 07/30/13	750,000	749,940

		28,298,691

U.S. Treasury Bills - 14.7%

0.028% due 08/15/13	1,500,000	1,499,948
0.036% due 08/22/13	500,000	499,974
0.052% due 07/25/13	1,500,000	1,499,948
0.063% due 07/05/13	1,250,000	1,249,991

		4,749,861

	Shares

Money Market Fund - 0.1%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	26,931	26,931

Total Short-Term Investments (Amortized Cost $33,075,483)		33,075,483

TOTAL INVESTMENTS - 102.0% (Amortized Cost $33,075,483)		33,075,483

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(637,284)

NET ASSETS - 100.0%		$32,438,199

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$33,075,483	$26,931	$33,048,552	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 38.6%

Austria - 0.2%

OGX Austria GmbH
8.375% due 04/01/22 ~	$200,000	$60,000
8.500% due 06/01/18 ~	200,000	65,000

		125,000

Azerbaijan - 0.5%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	200,000	181,547
5.450% due 02/09/17 ~	200,000	206,500

		388,047

Bermuda - 1.5%

China Oriental Group Co Ltd
7.000% due 11/17/17 ~	100,000	92,625
8.000% due 08/18/15 ~	200,000	198,250
Digicel Group Ltd
8.250% due 09/30/20 ~	300,000	306,300
10.500% due 04/15/18 ~	100,000	106,500
Digicel Ltd 7.000% due 02/15/20 ~	200,000	203,000
Qtel International Finance Ltd
4.500% due 01/31/43 ~	100,000	87,020
7.875% due 06/10/19 ~	260,000	320,450

		1,314,145

Cayman - 5.3%

Agile Property Holdings Ltd 8.875% due 04/28/17 ~	200,000	205,000
Amber Circle Funding Ltd 3.250% due 12/04/22 ~	230,000	207,967
China Shanshui Cement Group Ltd 10.500% due 04/27/17 ~	200,000	210,000
Country Garden Holdings Co Ltd
7.500% due 01/10/23 ~	200,000	184,000
10.500% due 08/11/15	176,000	188,291
Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	52,875
Dubai Holding Commercial Operations MTN Ltd
4.750% due 01/30/14	EUR 450,000	584,275
6.000% due 02/01/17	GBP 200,000	296,587
Emaar Sukuk Ltd 6.400% due 07/18/19 ~	$200,000	206,000
Evergrande Real Estate Group Ltd
7.500% due 01/19/14 ~	CNY 1,000,000	161,958
9.250% due 01/19/16 ~	1,400,000	212,429
Fibria Overseas Finance Ltd 6.750% due 03/03/21 ~	$200,000	216,300
Hidili Industry International Development Ltd 8.625% due 11/04/15 ~	100,000	77,500
Jafz Sukuk Ltd 7.000% due 06/19/19 ~	50,000	53,750
JBS Finance II Ltd 8.250% due 01/29/18 ~	300,000	307,500
Longfor Properties Co Ltd 9.500% due 04/07/16 ~	200,000	215,375
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	200,000	200,250
Mongolian Mining Corp 8.875% due 03/29/17 ~	200,000	171,000
Nile Finance Ltd 5.250% due 08/05/15 ~	120,000	107,400
Shimao Property Holdings Ltd 9.650% due 08/03/17 ~	100,000	105,535

	Principal Amount	Value
Sunac China Holdings Ltd
9.375% due 04/05/18 ~	$300,000	$290,368
12.500% due 10/16/17 ~	200,000	214,553
Telemovil Finance Co Ltd 8.000% due 10/01/17 ~	100,000	106,250

		4,575,163

Chile - 1.4%

Automotores Gildemeister SA
6.750% due 01/15/23 ~	150,000	128,250
8.250% due 05/24/21 ~	100,000	93,000
Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	120,943
Corp Nacional del Cobre de Chile
3.750% due 11/04/20 ~	130,000	127,098
7.500% due 01/15/19 ~	180,000	216,122
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	101,925
6.250% due 07/08/19 ~	130,000	140,657
Inversiones Alsacia SA 8.000% due 08/18/18 ~	130,862	111,887
SMU SA 7.750% due 02/08/20 ~	200,000	182,000

		1,221,882

China - 0.2%

China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	189,313

Colombia - 0.1%

Ecopetrol SA 7.625% due 07/23/19	100,000	118,750

Cyprus - 0.6%

Mriya Agro Holding PLC 9.450% due 04/19/18 ~	400,000	357,000
Ukrlandfarming PLC 10.875% due 03/26/18 ~	200,000	190,000

		547,000

Georgia - 0.3%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	217,140

Hong Kong - 0.4%

Fosun International Ltd 7.500% due 05/12/16 ~	200,000	203,000
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	150,000	154,478

		357,478

India - 0.2%

Export-Import Bank of India 4.000% due 01/14/23 ~	215,000	192,275

Indonesia - 0.8%

P.T. Pertamina Persero
5.625% due 05/20/43 ~	300,000	260,632
6.000% due 05/03/42 ~	400,000	360,860
P.T. Perusahaan Listrik Negara 5.250% due 10/24/42 ~	50,000	41,960

		663,452

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Ireland - 2.7%

Alfa Bank OJSC 7.500% due 09/26/19 ~	$200,000	$205,000
Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	200,000	199,000
Credit Bank of Moscow 7.700% due 02/01/18 ~	200,000	204,000
Metalloinvest Finance Ltd 6.500% due 07/21/16 ~	200,000	206,820
MTS International Funding Ltd 8.625% due 06/22/20 ~	300,000	354,000
Rosneft Oil Co 4.199% due 03/06/22 ~	200,000	185,800
VEB-Leasing 5.125% due 05/27/16 ~	200,000	208,750
Vnesheconombank
5.450% due 11/22/17 ~	50,000	52,125
6.800% due 11/22/25 ~	280,000	299,600
6.902% due 07/09/20 ~	410,000	451,513

		2,366,608

Kazakhstan - 2.7%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	196,900
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	200,000	208,980
KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	185,000
Kazkommertsbank JSC
7.500% due 11/29/16 ~	200,000	196,500
7.875% due 04/07/14 ~	100,000	101,000
8.000% due 11/03/15 ~	200,000	200,802
KazMunayGas National Co JSC
4.400% due 04/30/23 ~	200,000	186,000
5.750% due 04/30/43 ~	350,000	311,063
6.375% due 04/09/21 ~	280,000	305,200
7.000% due 05/05/20 ~	240,000	272,400
9.125% due 07/02/18 ~	100,000	120,125

		2,283,970

Luxembourg - 5.4%

Altice Financing SA 7.875% due 12/15/19 ~	400,000	420,000
Evraz Group SA 6.750% due 04/27/18 ~	300,000	288,000
Far East Capital Ltd SA
8.000% due 05/02/18 ~	500,000	462,500
8.750% due 05/02/20 ~	200,000	184,000
Gazprom Neft OAO 4.375% due 09/19/22 ~	210,000	193,379
Gazprom OAO
4.950% due 02/06/28 ~	100,000	86,500
6.510% due 03/07/22 ~	200,000	212,500
8.625% due 04/28/34 ~	100,000	119,000
MHP SA
8.250% due 04/02/20 ~	200,000	179,500
10.250% due 04/29/15 ~	250,000	260,002
Minerva Luxembourg SA
7.750% due 01/31/23 ~	200,000	199,500
12.250% due 02/10/22 ~	300,000	360,000
Promsvyazbank OJSC
8.500% due 04/25/17 ~	200,000	211,834
10.200% due 11/06/19 ~	200,000	210,500
Russian Standard Bank 9.250% due 07/11/17 ~	200,000	208,010
Sberbank of Russia
5.717% due 06/16/21 ~	150,000	153,281
6.125% due 02/07/22 ~	200,000	209,240
Severstal OAO 6.700% due 10/25/17 ~	100,000	103,325

	Principal Amount	Value
TMK OAO 7.750% due 01/27/18 ~	$500,000	$502,500
VTB Bank OJSC 6.875% due 05/29/18 ~	130,000	138,125

		4,701,696

Malaysia - 0.7%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	100,000	108,503
MMI International Ltd 8.000% due 03/01/17 ~	200,000	202,000
Petronas Capital Ltd
5.250% due 08/12/19 ~	150,000	164,341
7.875% due 05/22/22 ~	100,000	126,850

		601,694

Mexico - 1.4%

Cemex SAB de CV 9.000% due 01/11/18 ~	200,000	211,000
Comision Federal de Electricidad 5.750% due 02/14/42 ~	200,000	186,000
Corp GEO SAB de CV 9.250% due 06/30/20 ~ Ω	200,000	90,000
Desarrolladora Homex SAB de CV
9.500% due 12/11/19 ~ Ω	100,000	35,000
9.750% due 03/25/20 ~	100,000	35,000
Petroleos Mexicanos
5.500% due 06/27/44	70,000	63,175
6.000% due 03/05/20	85,000	93,925
6.500% due 06/02/41	220,000	228,250
8.000% due 05/03/19	130,000	157,950
Urbi Desarrollos Urbanos SAB de CV
9.500% due 01/21/20 ~ Ω	100,000	23,000
9.750% due 02/03/22 ~ Ω	400,000	92,000

		1,215,300

Netherlands - 3.9%

Bharti Airtel International Netherlands Bv 5.125% due 03/11/23 ~	200,000	182,760
Indo Energy Finance II BV 6.375% due 01/24/23 ~	200,000	175,500
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/20 ~	220,000	238,700
6.950% due 07/10/42 ~	100,000	101,880
Majapahit Holding BV
7.750% due 10/17/16 ~	170,000	188,912
7.750% due 01/20/20 ~	120,000	132,000
8.000% due 08/07/19 ~	130,000	146,900
Marfrig Holding Europe BV
8.375% due 05/09/18 ~	200,000	189,000
9.875% due 07/24/17 ~	300,000	302,250
Metinvest BV
8.750% due 02/14/18 ~	500,000	467,500
10.250% due 05/20/15 ~	100,000	101,500
OSX 3 Leasing BV 9.250% due 03/20/15 ~	300,000	262,500
Polish Television Holding BV 11.250% due 05/15/17 § ~	EUR 100,000	135,371
VimpelCom Holdings BV 7.504% due 03/01/22 ~	$600,000	622,500
WPE International Cooperatief UA 10.375% due 09/30/20 ~	100,000	79,000

		3,326,273

Nigeria - 0.2%

Sea Trucks Group 9.000% due 03/26/18 ~	200,000	195,000

Peru - 0.4%

CFG Investment SAC 9.750% due 07/30/19 ~	400,000	362,340

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Philippines - 0.6%

Development Bank of the Philippines 5.500% due 03/25/21	$200,000	$217,963
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	260,000	315,900

		533,863

Singapore - 0.4%

Yanlord Land Group Ltd
9.500% due 05/04/17 ~	100,000	104,125
10.625% due 03/29/18 ~	200,000	211,000

		315,125

South Africa - 0.1%

Edcon Holdings Proprietary Ltd 5.709% due 06/15/15 § ~	EUR 100,000	115,195

Spain - 0.4%

Cemex Espana Luxembourg 9.250% due 05/12/20 ~	$300,000	318,000

Sri Lanka - 0.2%

Bank of Ceylon 6.875% due 05/03/17 ~	200,000	202,750

Sweden - 0.6%

Eileme 2 AB
11.625% due 01/31/20 ~	200,000	228,000
11.750% due 01/31/20 ~	EUR 200,000	296,775

		524,775

Ukraine - 0.4%

National JSC Naftogaz of Ukraine 9.500% due 09/30/14	$340,000	340,850

United Arab Emirates - 1.8%

Dolphin Energy Ltd 5.888% due 06/15/19 ~	199,164	217,587
DP World Ltd 6.850% due 07/02/37 ~	600,000	622,500
Dubai Electricity & Water Authority 7.375% due 10/21/20 ~	370,000	416,250
Emirates Airline
4.500% due 02/06/25 ~	100,000	92,020
5.125% due 06/08/16 ~	200,000	206,250

		1,554,607

United Kingdom - 4.0%

Afren PLC
10.250% due 04/08/19 ~	200,000	225,000
11.500% due 02/01/16 ~	200,000	223,000
Atlantic Finance Ltd 10.750% due 05/27/14 § ~	250,000	266,875
CNPC HK Overseas Capital Ltd 5.950% due 04/28/41 ~	200,000	216,881
Dana Gas Sukuk Ltd
9.000% due 10/31/17 ~	100,000	96,999
DTEK Finance PLC 7.875% due 04/04/18 ~	200,000	187,000
Ferrexpo Finance PLC 7.875% due 04/07/16 ~	300,000	278,361
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	196,000
Oschadbank
8.250% due 03/10/16 ~	290,000	271,643
8.875% due 03/20/18 ~	200,000	179,600

	Principal Amount	Value
Privatbank CJSC 9.375% due 09/23/15	$150,000	$141,000
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	300,000	297,272
6.300% due 11/12/40 ~	100,000	99,877
State Export-Import Bank of Ukraine JSC 8.750% due 01/22/18 ~	320,000	283,200
Vedanta Resources PLC
8.250% due 06/07/21 ~	200,000	202,375
9.500% due 07/18/18 ~	100,000	109,750
Zhaikmunai LP 7.125% due 11/13/19 ~	200,000	201,500

		3,476,333

United States - 0.6%

CEDC Finance Corp International Inc 8.875% due 12/01/16 ~ Ω	EUR 150,000	156,197
NII Capital Corp 7.625% due 04/01/21	$300,000	236,250
Pemex Project Funding Master Trust 5.750% due 03/01/18	100,000	110,000

		502,447

Venezuela - 0.6%

Petroleos de Venezuela SA
5.250% due 04/12/17 ~	150,000	123,000
5.375% due 04/12/27 ~	325,000	198,250
5.500% due 04/12/37 ~	120,000	71,400
12.750% due 02/17/22 ~	120,000	120,900

		513,550

Total Corporate Bonds & Notes (Cost $34,790,168)		33,360,021

CONVERTIBLE CORPORATE BONDS & NOTES - 0.1%

Dana Gas Sukuk Ltd
7.000% due 10/31/17 ~	100,000	91,999

Total Convertible Corporate Bonds & Notes (Cost $97,017)		91,999

FOREIGN GOVERNMENT BONDS & NOTES -51.6%

Argentina - 1.6%

Argentina Boden 7.000% due 10/03/15	705,000	615,112
Argentine Republic Government
2.500% due 12/31/38 §	134,000	44,220
8.280% due 12/31/33	1,058,444	597,795
8.750% due 06/02/17	115,000	87,687

		1,344,814

Belarus - 0.9%

Republic of Belarus
8.750% due 08/03/15 ~	310,000	312,325
8.950% due 01/26/18 ~	480,000	481,200

		793,525

Bolivia - 0.1%

Bolivian Government 4.875% due 10/29/22 ~	100,000	94,250

Brazil - 4.5%

Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/20 ~	100,000	103,750
6.500% due 06/10/19 ~	270,000	295,650
Brazil Notas do Tesouro Nacional ‘B’ 6.000% due 08/15/20 ^	BRL 880,000	976,442
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	1,390,000	625,640

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Brazilian Government
2.625% due 01/05/23	$200,000	$174,500
4.875% due 01/22/21	600,000	643,500
5.875% due 01/15/19	90,000	102,960
8.250% due 01/20/34	300,000	399,000
8.875% due 04/15/24	130,000	180,050
10.125% due 05/15/27	235,000	365,425

		3,866,917

Chile - 0.1%

Chile Government 3.250% due 09/14/21	100,000	100,500

Colombia - 2.2%

Colombia Government
4.375% due 07/12/21	200,000	208,000
6.125% due 01/18/41	490,000	544,708
7.375% due 03/18/19	240,000	293,040
7.375% due 09/18/37	140,000	179,900
8.125% due 05/21/24	250,000	332,500
11.750% due 02/25/20	205,000	303,400

		1,861,548

Costa Rica - 0.5%

Costa Rica Government
4.250% due 01/26/23 ~	240,000	223,200
4.375% due 04/30/25 ~	90,000	83,250
5.625% due 04/30/43 ~	90,000	82,350

		388,800

Croatia - 1.5%

Croatia Government
6.250% due 04/27/17 ~	200,000	210,182
6.375% due 03/24/21 ~	440,000	462,550
6.625% due 07/14/20 ~	250,000	266,380
6.750% due 11/05/19 ~	300,000	321,726

		1,260,838

Dominican Republic - 0.6%

Dominican Republic
5.875% due 04/18/24 ~	240,000	228,480
7.500% due 05/06/21 ~	270,000	292,275

		520,755

Ecuador - 0.1%

Ecuador Government 9.375% due 12/15/15 ~	100,000	104,250

Egypt - 0.2%

Egypt Government
5.750% due 04/29/20 ~	100,000	79,270
6.875% due 04/30/40 ~	100,000	71,770

		151,040

El Salvador - 0.6%

El Salvador Government
5.875% due 01/30/25 ~	160,000	156,400
7.625% due 02/01/41 ~	100,000	98,250
7.650% due 06/15/35 ~	180,000	176,850
8.250% due 04/10/32 ~	75,000	78,938

		510,438

Ghana - 0.2%

Republic of Ghana 8.500% due 10/04/17 ~	130,000	137,800

	Principal Amount	Value
Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	$200,000	$183,000

Hungary - 1.2%

Hungary Government
5.375% due 02/21/23	144,000	138,780
6.250% due 01/29/20	270,000	283,500
6.375% due 03/29/21	344,000	359,480
7.625% due 03/29/41	280,000	293,720

		1,075,480

Indonesia - 2.0%

Indonesia Government
4.875% due 05/05/21 ~	110,000	113,163
5.875% due 03/13/20 ~	190,000	206,625
6.625% due 02/17/37 ~	100,000	109,375
6.875% due 01/17/18 ~	320,000	360,800
7.750% due 01/17/38 ~	190,000	235,600
8.500% due 10/12/35 ~	340,000	449,650
10.375% due 05/04/14 ~	60,000	64,155
11.625% due 03/04/19 ~	170,000	232,050

		1,771,418

Iraq - 0.7%

Republic of Iraq 5.800% due 01/15/28 ~	680,000	569,500

Ivory Coast - 1.4%

Ivory Coast Government 5.750% due 12/31/32 § ~	1,410,000	1,166,775

Kazakhstan - 0.2%

Kazatomprom Natsionalnaya Atomnaya Kompaniya AO 6.250% due 05/20/15 ~	190,000	198,550

Latvia - 0.3%

Republic of Latvia 2.750% due 01/12/20 ~	300,000	279,000

Lebanon - 1.2%

Lebanon Government
5.150% due 11/12/18 ~	50,000	47,875
6.100% due 10/04/22 ~	420,000	391,650
6.375% due 03/09/20	270,000	258,525
6.600% due 11/27/26 ~	170,000	159,375
8.250% due 04/12/21 ~	110,000	117,700
8.500% due 01/19/16 ~	30,000	32,175

		1,007,300

Lithuania - 1.6%

Lithuania Government
5.125% due 09/14/17 ~	120,000	128,778
6.125% due 03/09/21 ~	280,000	313,600
6.625% due 02/01/22 ~	400,000	461,000
7.375% due 02/11/20 ~	420,000	500,850

		1,404,228

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Mexico - 5.2%

Mexican Bonos
5.000% due 06/15/17	MXN 21,000,000	$1,627,003
7.750% due 05/29/31	4,500,000	385,543
8.500% due 05/31/29	4,070,000	375,190
10.000% due 11/20/36	11,300,000	1,163,551
Mexico Government
4.750% due 03/08/44	$210,000	187,992
5.750% due 10/12/10	174,000	159,645
5.950% due 03/19/19	160,000	183,920
6.050% due 01/11/40	120,000	131,400
6.750% due 09/27/34	250,000	296,250

		4,510,494

Mongolia - 0.2%

Mongolia Government 5.125% due 12/05/22 ~	200,000	178,000

Morroco - 0.4%

Morocco Government
4.250% due 12/11/22 ~	200,000	177,040
5.500% due 12/11/42 ~	200,000	168,040

		345,080

Nigeria - 0.2%

Nigeria Government 6.750% due 01/28/21 ~	200,000	210,000

Pakistan - 0.4%

Pakistan Government 7.125% due 03/31/16 ~	400,000	384,000

Panama - 0.7%

Panama Government
4.300% due 04/29/53	40,000	32,300
6.700% due 01/26/36	270,000	315,225
8.875% due 09/30/27	120,000	166,500
9.375% due 04/01/29	90,000	130,950

		644,975

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	195,000

Peru - 1.2%

Peruvian Government
7.125% due 03/30/19	50,000	60,750
7.350% due 07/21/25	428,000	549,980
8.750% due 11/21/33	270,000	394,200

		1,004,930

Philippines - 1.8%

Philippine Government
4.000% due 01/15/21	380,000	402,800
7.750% due 01/14/31	280,000	370,650
8.375% due 06/17/19	130,000	169,000
9.500% due 02/02/30	300,000	451,125
10.625% due 03/16/25	124,000	197,160

		1,590,735

Poland - 1.2%

Poland Government
3.000% due 03/17/23	300,000	271,500
5.000% due 03/23/22	460,000	495,650
6.375% due 07/15/19	250,000	292,203

		1,059,353

	Principal Amount	Value
Qatar - 0.1%

Qatar Government 6.400% due 01/20/40 ~	$100,000	$117,750

Romania - 1.5%

Romanian Government
4.375% due 08/22/23 ~	570,000	544,361
6.750% due 02/07/22 ~	662,000	740,513

		1,284,874

Russia - 3.0%

Russian Federal Bond 6.800% due 12/11/19	RUB 48,500,000	1,453,985
Russian Foreign Bond
5.000% due 04/29/20 ~	$100,000	107,300
7.500% due 03/31/30 § ~	894,000	1,048,886

		2,610,171

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	200,000	209,000

Serbia - 0.4%

Republic of Serbia
4.875% due 02/25/20 ~	150,000	136,875
7.250% due 09/28/21 ~	240,000	248,100

		384,975

South Africa - 1.1%

South Africa Government
5.500% due 03/09/20	230,000	243,513
5.875% due 05/30/22	250,000	268,750
6.250% due 03/08/41	100,000	107,500
6.875% due 05/27/19	270,000	307,125

		926,888

Sri Lanka - 0.4%

Sri Lanka Government
6.250% due 10/04/20 ~	50,000	50,000
6.250% due 07/27/21 ~	200,000	198,000
7.400% due 01/22/15 ~	100,000	106,000

		354,000

Turkey - 3.5%

Turkey Government
3.250% due 03/23/23	200,000	175,500
5.625% due 03/30/21	200,000	214,500
6.000% due 01/14/41	480,000	480,600
6.750% due 04/03/18	390,000	438,750
6.750% due 05/30/40	140,000	155,225
6.875% due 03/17/36	230,000	257,313
7.000% due 09/26/16	160,000	179,056
7.000% due 03/11/19	110,000	126,362
7.000% due 06/05/20	110,000	127,325
7.250% due 03/05/38	105,000	122,588
7.375% due 02/05/25	320,000	380,000
7.500% due 07/14/17	160,000	184,200
8.000% due 02/14/34	90,000	112,275
11.875% due 01/15/30	60,000	100,950

		3,054,644

Ukraine - 2.1%

Ukraine Government
6.250% due 06/17/16 ~	200,000	186,500
7.500% due 04/17/23 ~	200,000	176,500
7.750% due 09/23/20 ~	200,000	183,500

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
7.800% due 11/28/22 ~	$470,000	$421,825
7.950% due 02/23/21 ~	330,000	305,250
9.250% due 07/24/17 ~	500,000	501,250

		1,774,825

United Arab Emirates - 0.6%

Emirate of Dubai Government 7.750% due 10/05/20 ~	415,000	480,363

Uruguay - 1.3%

Uruguay Government
4.125% due 11/20/45	244,374	198,810
7.625% due 03/21/36	150,000	190,125
7.875% due 01/15/33	280,000	357,000
8.000% due 11/18/22	289,277	366,369

		1,112,304

Venezuela - 3.4%

Venezuela Government
6.000% due 12/09/20 ~	150,000	110,250
7.650% due 04/21/25	80,000	60,000
7.750% due 10/13/19 ~	230,000	192,050
8.250% due 10/13/24 ~	145,000	113,100
8.500% due 10/08/14	180,000	179,550
9.000% due 05/07/23 ~	196,000	164,150
9.250% due 09/15/27	263,000	223,550
9.250% due 05/07/28 ~	220,000	180,400
10.750% due 09/19/13	60,000	60,450
11.750% due 10/21/26 ~	678,000	647,490
11.950% due 08/05/31 ~	773,700	742,752
12.750% due 08/23/22 ~	227,000	233,810

		2,907,552

	Principal Amount	Value
Vietnam - 0.5%

Vietnam Government
6.750% due 01/29/20 ~	$200,000	$214,000
6.875% due 01/15/16 ~	240,000	254,400

		468,400

Zambia - 0.1%

Zambia Government 5.375% due 09/20/22 ~	100,000	89,375

Total Foreign Government Bonds & Notes (Cost $47,751,480)		44,688,414

PURCHASED OPTIONS - 0.0%
(See Note (c) in Notes to Schedule of Investments) (Cost $27,267)		16,005

	Shares

SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,355,015	4,355,015

Total Short-Term Investment (Cost $4,355,015)		4,355,015

TOTAL INVESTMENTS - 95.3% (Cost $87,020,947)		82,511,454

OTHER ASSETS & LIABILITIES, NET - 4.7%		4,057,123

NET ASSETS - 100.0%		$86,568,577

Notes to Schedule of Investments

(a)	An investment with a value of $396,197 or 0.5% of the net assets was in default as of June 30, 2013.

(b)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	461,045	USD	210,000	08/13	JPM	($5,011)
CNY	1,907,850	USD	307,619	08/13	MSC	1,767
EUR	277,815	USD	362,020	07/13	DUB	(611)
EUR	210,000	USD	271,196	07/13	UBS	2,176
MXN	22,036,750	USD	1,810,000	07/13	GSC	(113,667)
MXN	1,923,225	USD	150,000	07/13	JPM	(1,955)
MXN	3,278,788	USD	250,000	08/13	DUB	1,729
RUB	12,517,050	USD	391,091	08/13	BRC	(13,940)
USD	1,206,555	BRL	2,443,214	08/13	GSC	120,256
USD	1,326,322	BRL	2,686,400	08/13	MSC	131,898
USD	1,185,989	BRL	2,413,131	08/13	UBS	113,065
USD	308,619	CNY	1,907,850	08/13	MSC	(767)
USD	1,850,659	EUR	1,415,753	07/13	DUB	7,671
USD	269,910	GBP	176,713	07/13	DUB	1,182
USD	129,604	MXN	1,577,928	07/13	DUB	8,139
USD	60,000	MXN	744,810	07/13	MSC	2,666
USD	5,516,983	MXN	71,113,910	08/13	BRC	57,203
USD	1,547,675	RUB	51,156,088	07/13	CSF	135
USD	422,009	RUB	13,485,928	08/13	BRC	16,322

Total Forward Foreign Currency Contracts						$328,258

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Purchased options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - OTC Euro versus U.S. Dollar	EUR 1.31	07/12/13	BOA	EUR 590,000	$11,653	$8,564
Put - OTC Euro versus U.S. Dollar	1.27	09/18/13	BOA	700,000	15,614	7,441

Total Purchased Options					$27,267	$16,005

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$33,360,021	$—	$33,360,021	$—
	Convertible Corporate Bonds & Notes	91,999	—	91,999	—
	Foreign Government Bonds & Notes	44,688,414	—	44,688,414	—
	Short-Term Investment	4,355,015	4,355,015	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	464,209	—	464,209	—
	Purchased Options	16,005	—	16,005	—

	Total Foreign Currency Contracts	480,214	—	480,214	—

	Total Assets	82,975,663	4,355,015	78,620,648	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(135,951)	—	(135,951)	—

	Total Liabilities	(135,951)	—	(135,951)	—

	Total	$82,839,712	$4,355,015	$78,484,697	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 15.6%

Carnival Corp (Panama)	73,193	$2,509,788
Comcast Corp ‘A’	104,259	4,366,367
General Motors Co *	172,236	5,737,181
Johnson Controls Inc	70,702	2,530,425
Kohl’s Corp	39,042	1,972,011
Lowe’s Cos Inc	26,360	1,078,124
Newell Rubbermaid Inc	51,273	1,345,916
News Corp ‘B’	139,454	4,576,880
Staples Inc	120,261	1,907,339
Target Corp	31,370	2,160,138
Time Warner Cable Inc	57,647	6,484,135
Time Warner Inc	28,247	1,633,242
Viacom Inc ‘B’	94,285	6,416,094

		42,717,640

Consumer Staples - 5.2%

Archer-Daniels-Midland Co	57,905	1,963,558
CVS Caremark Corp	73,912	4,226,288
Mondelez International Inc ‘A’	82,423	2,351,528
The Procter & Gamble Co	9,598	738,950
Tyson Foods Inc ‘A’	70,110	1,800,425
Unilever NV ‘NY’ (Netherlands)	63,342	2,489,974
Wal-Mart Stores Inc	8,625	642,476

		14,213,199

Energy - 14.0%

BP PLC ADR (United Kingdom)	127,949	5,340,591
Chevron Corp	29,116	3,445,587
Halliburton Co	129,167	5,388,847
Murphy Oil Corp	64,991	3,957,302
Noble Corp (Switzerland)	35,223	1,323,680
Occidental Petroleum Corp	38,382	3,424,826
QEP Resources Inc	107,004	2,972,571
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	59,040	3,766,752
Suncor Energy Inc (Canada)	79,520	2,345,045
Weatherford International Ltd (Switzerland) *	465,575	6,378,378

		38,343,579

Financials - 24.2%

Aflac Inc	25,239	1,466,891
Bank of America Corp	339,523	4,366,266
Citigroup Inc	235,710	11,307,009
Fifth Third Bancorp	156,732	2,829,013
JPMorgan Chase & Co	171,446	9,050,634
MetLife Inc	80,096	3,665,193
Morgan Stanley	160,656	3,924,826
State Street Corp	35,016	2,283,393
The Allstate Corp	108,282	5,210,530
The Bank of New York Mellon Corp	198,740	5,574,657
The Goldman Sachs Group Inc	18,295	2,767,119
The PNC Financial Services Group Inc	60,916	4,441,995
The Travelers Cos Inc	16,934	1,353,365
U.S. Bancorp	52,705	1,905,286
Wells Fargo & Co	145,675	6,012,007

		66,158,184

Health Care - 14.0%

Bristol-Myers Squibb Co	93,384	4,173,331
Cardinal Health Inc	46,156	2,178,563
GlaxoSmithKline PLC ADR (United Kingdom)	54,593	2,728,012
Merck & Co Inc	129,946	6,035,992
Novartis AG (Switzerland)	48,726	3,453,183
Pfizer Inc	174,030	4,874,580
Roche Holding AG ADR (Switzerland)	42,563	2,633,160
Sanofi ADR (France)	74,518	3,838,422

	Shares	Value
UnitedHealth Group Inc	79,968	$5,236,305
WellPoint Inc	39,445	3,228,179

		38,379,727

Industrials - 6.0%

Emerson Electric Co	55,087	3,004,445
General Electric Co	240,005	5,565,716
Honeywell International Inc	26,765	2,123,535
Ingersoll-Rand PLC (Ireland)	76,824	4,265,268
Textron Inc	60,262	1,569,825

		16,528,789

Information Technology - 10.5%

Cisco Systems Inc	132,978	3,232,695
Corning Inc	236,824	3,370,006
eBay Inc *	78,115	4,040,108
Hewlett-Packard Co	255,526	6,337,045
Intel Corp	62,647	1,517,310
Microsoft Corp	194,609	6,719,849
Yahoo! Inc *	136,723	3,433,115

		28,650,128

Materials - 2.1%

Alcoa Inc	296,408	2,317,910
International Paper Co	76,448	3,387,411

		5,705,321

Telecommunication Services - 1.9%

AT&T Inc	34,542	1,222,787
Verizon Communications Inc	37,473	1,886,391
Vodafone Group PLC ADR (United Kingdom)	75,154	2,159,926

		5,269,104

Utilities - 1.9%

FirstEnergy Corp	45,368	1,694,041
PPL Corp	115,856	3,505,803

		5,199,844

Total Common Stocks (Cost $186,503,423)		261,165,515

SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,627,157	11,627,157

Total Short-Term Investment (Cost $11,627,157)		11,627,157

TOTAL INVESTMENTS - 99.7% (Cost $198,130,580)		272,792,672

OTHER ASSETS & LIABILITIES, NET - 0.3%		903,030

NET ASSETS - 100.0%		$273,695,702

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL COMSTOCK FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation
USD	1,739,614	CHF	1,597,975	07/13	BNY	$47,592
USD	1,242,453	CHF	1,141,410	07/13	CIT	33,866
USD	1,925,350	CHF	1,767,818	07/13	SSB	53,490
USD	2,034,690	EUR	1,524,375	07/13	BNY	50,360
USD	2,618,708	EUR	1,962,067	07/13	CIB	64,619
USD	2,517,994	EUR	1,886,604	07/13	CIT	62,138
USD	1,670,484	EUR	1,251,421	07/13	SSB	41,468
USD	2,352,025	GBP	1,502,469	07/13	BNY	67,106
USD	3,175,038	GBP	2,028,334	07/13	CIB	90,397
USD	1,646,424	GBP	1,051,729	07/13	CIT	46,980
USD	1,590,821	GBP	1,016,025	07/13	SSB	45,674

Total Forward Foreign Currency Contracts						$603,690

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$42,717,640	$42,717,640	$—	$—
	Consumer Staples	14,213,199	14,213,199	—	—
	Energy	38,343,579	38,343,579	—	—
	Financials	66,158,184	66,158,184	—	—
	Health Care	38,379,727	34,926,544	3,453,183	—
	Industrials	16,528,789	16,528,789	—	—
	Information Technology	28,650,128	28,650,128	—	—
	Materials	5,705,321	5,705,321	—	—
	Telecommunication Services	5,269,104	5,269,104	—	—
	Utilities	5,199,844	5,199,844	—	—

		261,165,515	257,712,332	3,453,183	—
	Short-Term Investment	11,627,157	11,627,157	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	603,690	—	603,690	—

	Total	$273,396,362	$269,339,489	$4,056,873	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GROWTH FUND (Formerly PL Growth LT Fund)

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 22.9%

Amazon.com Inc *	2,930	$813,632
AutoZone Inc *	769	325,818
Comcast Corp ‘A’	13,430	532,768
Discovery Communications Inc ‘A’ *	7,350	567,493
Las Vegas Sands Corp	9,430	499,130
LKQ Corp *	7,120	183,340
LVMH Moet Hennessy Louis Vuitton SA (France)	1,818	292,763
Michael Kors Holdings Ltd (United Kingdom) *	3,360	208,387
Netflix Inc *	442	93,302
News Corp ‘A’	30,880	1,006,688
Nike Inc ‘B’	5,140	327,315
PetSmart Inc	3,790	253,892
Polaris Industries Inc	3,040	288,800
priceline.com Inc *	951	786,601
Ross Stores Inc	8,450	547,645
Starbucks Corp	7,580	496,414
Target Corp	7,910	544,683
The Walt Disney Co	10,340	652,971
Tiffany & Co	5,100	371,484
Time Warner Cable Inc	3,390	381,307
Time Warner Inc	5,860	338,825
Tractor Supply Co	2,094	246,275
VF Corp	2,086	402,723
Viacom Inc ‘B’	5,570	379,039
Wynn Resorts Ltd	4,145	530,560
Yum! Brands Inc	3,500	242,690

		11,314,545

Consumer Staples - 7.1%

Costco Wholesale Corp	4,283	473,571
CVS Caremark Corp	4,440	253,879
Danone SA (France)	3,357	251,776
Diageo PLC (United Kingdom)	11,205	324,315
Mead Johnson Nutrition Co	5,770	457,157
Mondelez International Inc ‘A’	15,480	441,644
Pernod-Ricard SA (France)	2,361	261,688
Philip Morris International Inc	5,700	493,734
The Estee Lauder Cos Inc ‘A’	8,230	541,287

		3,499,051

Energy - 5.7%

Anadarko Petroleum Corp	4,930	423,635
Cabot Oil & Gas Corp	4,650	330,243
Cameron International Corp *	3,930	240,359
Dresser-Rand Group Inc *	7,090	425,258
FMC Technologies Inc *	4,200	233,856
Kinder Morgan Inc	5,120	195,328
Noble Energy Inc	5,555	333,522
Pioneer Natural Resouces Co	4,335	627,491

		2,809,692

Financials - 7.5%

ACE Ltd (Switzerland)	1,990	178,065
Affiliated Managers Group Inc *	3,202	524,936
American Express Co	8,170	610,789
American Tower Corp REIT	15,310	1,120,233
BlackRock Inc	1,873	481,080
IntercontinentalExchange Inc *	2,951	524,570
Morgan Stanley	11,770	287,541

		3,727,214

Health Care - 16.1%

Abbott Laboratories	8,140	283,923
Alexion Pharmaceuticals Inc *	4,250	392,020
Allergan Inc	1,504	126,697
Biogen Idec Inc *	3,401	731,895

	Shares	Value
Bristol-Myers Squibb Co	12,720	$568,457
Catamaran Corp (Canada) *	7,200	350,784
Celgene Corp *	5,529	646,395
Cerner Corp *	3,980	382,438
Covidien PLC (Ireland)	8,570	538,539
Express Scripts Holding Co *	9,540	588,523
Gilead Sciences Inc *	12,353	632,597
Illumina Inc *	2,940	220,030
Intuitive Surgical Inc *	344	174,264
Perrigo Co	1,996	241,516
Regeneron Pharmaceuticals Inc *	1,040	233,875
The Cooper Cos Inc	1,932	230,005
Thermo Fisher Scientific Inc	12,150	1,028,255
Valeant Pharmaceuticals International Inc (Canada) *	4,890	420,931
Zoetis Inc	5,600	172,984

		7,964,128

Industrials - 12.5%

AMETEK Inc	9,160	387,468
Cummins Inc	1,894	205,423
Danaher Corp	20,610	1,304,613
Expeditors International of Washington Inc	9,210	350,072
Fluor Corp	1,030	61,089
Honeywell International Inc	7,170	568,868
Joy Global Inc	3,160	153,355
Kansas City Southern	3,424	362,807
Precision Castparts Corp	5,348	1,208,701
Roper Industries Inc	3,272	406,448
Stanley Black & Decker Inc	5,660	437,518
Union Pacific Corp	2,154	332,319
Verisk Analytics Inc ‘A’ *	7,190	429,243

		6,207,924

Information Technology - 24.9%

Altera Corp	12,700	418,973
Apple Inc	1,922	761,266
Autodesk Inc *	5,350	181,579
Citrix Systems Inc *	7,170	432,566
Cognizant Technology Solutions Corp ‘A’ *	6,540	409,469
eBay Inc *	15,990	827,003
EMC Corp	40,220	949,996
Facebook Inc ‘A’ *	10,150	252,329
FleetCor Technologies Inc *	4,340	352,842
Google Inc ‘A’ *	2,540	2,236,140
Linear Technology Corp	7,290	268,564
LinkedIn Corp ‘A’ *	1,481	264,062
MasterCard Inc ‘A’	1,646	945,627
NXP Semiconductor NV (Netherlands) *	5,540	171,851
Oracle Corp	23,600	724,992
PTC Inc *	4,990	122,405
QUALCOMM Inc	16,310	996,215
salesforce.com inc *	6,413	244,848
TIBCO Software Inc *	4,560	97,584
Visa Inc ‘A’	7,199	1,315,617
VMware Inc ‘A’ *	1,650	110,534
Yahoo! Inc *	9,450	237,290

		12,321,752

Materials - 2.0%

Airgas Inc	3,570	340,792
Monsanto Co	5,063	500,224
Praxair Inc	1,494	172,049

		1,013,065

Total Common Stocks (Cost $43,048,621)		48,857,371

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GROWTH FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.3%

Money Market Fund - 1.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	652,104	$652,104

Total Short-Term Investment (Cost $652,104)		652,104

TOTAL INVESTMENTS - 100.0% (Cost $43,700,725)		49,509,475

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(23,230)

NET ASSETS - 100.0%		$49,486,245

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$11,314,545	$11,021,782	$292,763	$—
	Consumer Staples	3,499,051	2,661,272	837,779	—
	Energy	2,809,692	2,809,692	—	—
	Financials	3,727,214	3,727,214	—	—
	Health Care	7,964,128	7,964,128	—	—
	Industrials	6,207,924	6,207,924	—	—
	Information Technology	12,321,752	12,321,752	—	—
	Materials	1,013,065	1,013,065	—	—

		48,857,371	47,726,829	1,130,542	—
	Short-Term Investment	652,104	652,104	—	—

	Total	$49,509,475	$48,378,933	$1,130,542	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL LARGE-CAP GROWTH FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 26.3%

Amazon.com Inc *	21,300	$5,914,797
CarMax Inc *	26,734	1,234,041
Comcast Corp ‘A’	72,308	3,028,259
Expedia Inc	49,500	2,977,425
Las Vegas Sands Corp	14,697	777,912
Liberty Global PLC ‘A’ (United Kingdom) *	44,800	3,318,784
Nike Inc ‘B’	23,156	1,474,574
Ralph Lauren Corp	13,300	2,310,742
Sirius XM Radio Inc	997,300	3,340,955
The Home Depot Inc	45,066	3,491,263
The Walt Disney Co	49,600	3,132,240
Time Warner Inc	30,300	1,751,946
Under Armour Inc ‘A’ *	28,400	1,695,764
Viacom Inc ‘B’	54,851	3,732,610

		38,181,312

Consumer Staples - 5.9%

CVS Caremark Corp	40,760	2,330,657
Mead Johnson Nutrition Co	23,294	1,845,584
Mondelez International Inc ‘A’	49,852	1,422,278
The Estee Lauder Cos Inc ‘A’	44,100	2,900,457

		8,498,976

Energy - 4.5%

Cabot Oil & Gas Corp	13,600	965,872
EOG Resources Inc	8,771	1,154,965
FMC Technologies Inc *	54,200	3,017,856
Gulfport Energy Corp *	28,400	1,336,788

		6,475,481

Financials - 6.0%

American International Group Inc *	51,021	2,280,639
CME Group Inc ‘A’	16,394	1,245,616
Discover Financial Services	52,345	2,493,716
Moody’s Corp	26,400	1,608,552
U.S. Bancorp	30,177	1,090,898

		8,719,421

Health Care - 14.4%

Abbott Laboratories	101,000	3,522,880
AbbVie Inc	75,700	3,129,438
Alexion Pharmaceuticals Inc *	8,057	743,178
Allergan Inc	36,937	3,111,573
Catamaran Corp (Canada) *	47,535	2,315,905
Gilead Sciences Inc *	52,200	2,673,162
Intuitive Surgical Inc *	3,604	1,825,714
United Therapeutics Corp *	26,279	1,729,684
Valeant Pharmaceuticals International Inc (Canada) *	21,747	1,871,982

		20,923,516

	Shares	Value
Industrials - 13.7%

Danaher Corp	26,456	$1,674,665
Eaton Corp PLC (Ireland)	55,200	3,632,712
Precision Castparts Corp	16,647	3,762,388
Roper Industries Inc	12,110	1,504,304
Union Pacific Corp	18,666	2,879,790
United Continental Holdings Inc *	46,482	1,454,422
United Rentals Inc *	18,487	922,686
United Technologies Corp	25,800	2,397,852
Verisk Analytics Inc ‘A’ *	26,700	1,593,990

		19,822,809

Information Technology - 27.9%

Alliance Data Systems Corp *	9,400	1,701,682
Autodesk Inc *	32,107	1,089,712
Cisco Systems Inc	121,680	2,958,041
Citrix Systems Inc *	23,401	1,411,782
eBay Inc *	82,000	4,241,040
Equinix Inc *	8,880	1,640,314
Gartner Inc *	33,000	1,880,670
Google Inc ‘A’ *	9,820	8,645,233
LinkedIn Corp ‘A’ *	14,036	2,502,619
MasterCard Inc ‘A’	3,620	2,079,690
Microsoft Corp	107,069	3,697,093
Splunk Inc *	50,564	2,344,147
Visa Inc ‘A’	28,759	5,255,707
Yandex NV ‘A’ (Netherlands) *	39,604	1,094,259

		40,541,989

Total Common Stocks (Cost $133,393,929)		143,163,504

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,884,167	2,884,167

Total Short-Term Investment (Cost $2,884,167)		2,884,167

TOTAL INVESTMENTS - 100.7% (Cost $136,278,096)		146,047,671

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(979,840)

NET ASSETS - 100.0%		$145,067,831

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$143,163,504	$143,163,504	$—	$—
	Short-Term Investment	2,884,167	2,884,167	—	—

	Total	$146,047,671	$146,047,671	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.6%

Consumer Discretionary - 15.1%

DISH Network Corp ‘A’	183,833	$7,816,579
McDonald’s Corp	27,599	2,732,301
News Corp ‘A’	289,248	9,429,485
SES SA FDR (Luxembourg)	100,589	2,872,911
Target Corp	56,476	3,888,937
The Home Depot Inc	90,247	6,991,435
Time Warner Cable Inc	70,965	7,982,143
Time Warner Inc	155,670	9,000,839

		50,714,630

Consumer Staples - 11.7%

Altria Group Inc	101,028	3,534,970
Anheuser-Busch InBev NV ADR (Belgium)	62,129	5,607,764
CVS Caremark Corp	183,019	10,465,026
Kimberly-Clark Corp	66,422	6,452,233
Lorillard Inc	80,617	3,521,350
Philip Morris International Inc	114,343	9,904,391

		39,485,734

Energy - 11.1%

Apache Corp	37,701	3,160,475
Chevron Corp	78,793	9,324,364
Exxon Mobil Corp	83,456	7,540,250
Halliburton Co	145,245	6,059,621
Royal Dutch Shell PLC ‘A’ ADR (United Kingdom)	66,072	4,215,394
Suncor Energy Inc (Canada)	115,495	3,405,948
Transocean Ltd (Switzerland)	75,115	3,601,764

		37,307,816

Financials - 25.4%

American Express Co	107,308	8,022,346
Capital One Financial Corp	65,838	4,135,285
JPMorgan Chase & Co	255,572	13,491,646
Loews Corp	94,832	4,210,541
Marsh & McLennan Cos Inc	146,960	5,866,643
MetLife Inc	95,751	4,381,566
State Street Corp	137,470	8,964,419
The Bank of New York Mellon Corp	128,790	3,612,559
The Progressive Corp	96,219	2,445,887
The Travelers Cos Inc	79,899	6,385,528
U.S. Bancorp	291,238	10,528,254
Wells Fargo & Co	322,083	13,292,365

		85,337,039

Health Care - 9.0%

Johnson & Johnson	73,543	6,314,402
Merck & Co Inc	154,342	7,169,186
Novartis AG ADR (Switzerland)	52,214	3,692,052
Pfizer Inc	145,146	4,065,539
Teva Pharmaceutical Industries Ltd ADR (Israel)	97,521	3,822,823
WellPoint Inc	65,515	5,361,748

		30,425,750

Industrials - 8.7%

General Electric Co	316,289	7,334,742
Honeywell International Inc	111,175	8,820,625
Illinois Tool Works Inc	93,625	6,476,041
United Technologies Corp	71,044	6,602,829

		29,234,237

Information Technology - 7.7%

International Business Machines Corp	32,384	6,188,906
Microsoft Corp	139,777	4,826,500
Motorola Solutions Inc	88,528	5,110,721
TE Connectivity Ltd (Switzerland)	121,263	5,522,317
Xerox Corp	452,722	4,106,188

		25,754,632

	Shares	Value
Materials - 2.8%

Air Products & Chemicals Inc	52,730	$4,828,486
Crown Holdings Inc *	113,375	4,663,114

		9,491,600

Telecommunication Services - 2.8%

AT&T Inc	99,547	3,523,964
CenturyLink Inc	70,919	2,506,987
Verizon Communications Inc	67,801	3,413,102

		9,444,053

Utilities - 2.3%

Sempra Energy	92,780	7,585,693

Total Common Stocks (Cost $218,508,205)		324,781,184

SHORT-TERM INVESTMENT - 3.3%

Money Market Fund - 3.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	11,089,302	11,089,302

Total Short-Term Investment (Cost $11,089,302)		11,089,302

TOTAL INVESTMENTS - 99.9% (Cost $229,597,507)		335,870,486

OTHER ASSETS & LIABILITIES, NET - 0.1%		323,046

NET ASSETS - 100.0%		$336,193,532

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in

Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$50,714,630	$47,841,719	$2,872,911	$—
	Consumer Staples	39,485,734	39,485,734	—	—
	Energy	37,307,816	37,307,816	—	—
	Financials	85,337,039	85,337,039	—	—
	Health Care	30,425,750	30,425,750	—	—
	Industrials	29,234,237	29,234,237	—	—
	Information Technology	25,754,632	25,754,632	—	—
	Materials	9,491,600	9,491,600	—	—
	Telecommunication Services	9,444,053	9,444,053	—	—
	Utilities	7,585,693	7,585,693	—	—

		324,781,184	321,908,273	2,872,911	—
	Short-Term Investment	11,089,302	11,089,302	—	—

	Total	$335,870,486	$332,997,575	$2,872,911	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MAIN STREET® CORE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.2%

Consumer Staples - 1.2%

Henkel AG & Co KGaA (Germany)	28,233	$2,649,265

Total Preferred Stocks (Cost $2,317,709)		2,649,265

COMMON STOCKS - 97.7%

Consumer Discretionary - 7.3%

AutoZone Inc *	12,910	5,469,838
Ford Motor Co	157,562	2,437,484
PVH Corp	13,100	1,638,155
The TJX Cos Inc	60,340	3,020,620
Time Warner Inc	56,730	3,280,129

		15,846,226

Consumer Staples - 9.7%

Dr Pepper Snapple Group Inc	61,630	2,830,666
Henkel AG & Co KGaA (Germany)	9,151	717,218
Kraft Foods Group Inc	68,115	3,805,585
Mondelez International Inc ‘A’	45,480	1,297,544
Philip Morris International Inc	106,935	9,262,710
The J.M. Smucker Co	30,250	3,120,287

		21,034,010

Energy - 8.5%

Chevron Corp	62,884	7,441,693
National Oilwell Varco Inc	101,080	6,964,412
Noble Energy Inc	67,276	4,039,251

		18,445,356

Financials - 20.7%

American International Group Inc *	75,540	3,376,638
CIT Group Inc *	128,870	6,009,208
Citigroup Inc	113,457	5,442,532
CME Group Inc ‘A’	27,460	2,086,411
Discover Financial Services	93,385	4,448,861
JPMorgan Chase & Co	196,780	10,388,016
Lincoln National Corp	45,630	1,664,126
M&T Bank Corp	10,750	1,201,313
Marsh & McLennan Cos Inc	87,550	3,494,996
McGraw Hill Financial Inc	87,608	4,659,870
Moody’s Corp	20,560	1,252,721
MSCI Inc *	35,290	1,174,098

		45,198,790

Health Care - 15.5%

Abbott Laboratories	53,700	1,873,056
AbbVie Inc	67,700	2,798,718
Actavis Inc *	32,410	4,090,790
Covidien PLC (Ireland)	108,940	6,845,790
Express Scripts Holding Co *	110,819	6,836,424
Pfizer Inc	142,173	3,982,266
Sanofi (France)	22,560	2,324,955
UnitedHealth Group Inc	56,800	3,719,264
Zoetis Inc	44,810	1,384,182

		33,855,445

Industrials - 11.0%

Canadian National Railway Co (Canada)	45,480	4,423,840
CSX Corp	101,980	2,364,916
L-3 Communications Holdings Inc	19,890	1,705,369
The ADT Corp *	46,352	1,847,127
Towers Watson & Co ‘A’	42,910	3,516,045

	Shares	Value
Tyco International Ltd (Switzerland)	143,195	$4,718,275
United Parcel Service Inc ‘B’	61,786	5,343,253

		23,918,825

Information Technology - 21.8%

Amdocs Ltd (United Kingdom)	42,660	1,582,259
Apple Inc	24,972	9,890,910
Corning Inc	164,490	2,340,693
eBay Inc *	141,300	7,308,036
Facebook Inc ‘A’ *	105,310	2,618,007
Google Inc ‘A’ *	4,336	3,817,284
International Business Machines Corp	42,070	8,039,998
MasterCard Inc ‘A’	1,910	1,097,295
Microsoft Corp	146,510	5,058,990
QUALCOMM Inc	67,152	4,101,644
Western Digital Corp	26,300	1,632,967

		47,488,083

Materials - 2.5%

PPG Industries Inc	5,160	755,476
Vulcan Materials Co	96,430	4,668,176

		5,423,652

Telecommunication Services - 0.7%

America Movil SAB de CV ‘L’ ADR (Mexico)	73,340	1,595,145

Total Common Stocks (Cost $160,038,288)		212,805,532

SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	3,343,809	3,343,809

Total Short-Term Investment (Cost $3,343,809)		3,343,809

TOTAL INVESTMENTS - 100.4% (Cost $165,699,806)		218,798,606

OTHER ASSETS & LIABILITIES, NET - (0.4%)		(840,996)

NET ASSETS - 100.0%		$217,957,610

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MAIN STREET CORE FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$2,649,265	$—	$2,649,265	$—
	Common Stocks
	Consumer Discretionary	15,846,226	15,846,226	—	—
	Consumer Staples	21,034,010	20,316,792	717,218	—
	Energy	18,445,356	18,445,356	—	—
	Financials	45,198,790	45,198,790	—	—
	Health Care	33,855,445	31,530,490	2,324,955	—
	Industrials	23,918,825	23,918,825	—	—
	Information Technology	47,488,083	47,488,083	—	—
	Materials	5,423,652	5,423,652	—	—
	Telecommunication Services	1,595,145	1,595,145	—	—

		212,805,532	209,763,359	3,042,173	—
	Short-Term Investment	3,343,809	3,343,809	—	—

	Total	$218,798,606	$213,107,168	$5,691,438	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% * ¯ +	229,480	$—

Total Convertible Preferred Stocks (Cost $573,700)		—

COMMON STOCKS - 99.1%

Consumer Discretionary - 15.1%

AutoZone Inc *	1,875	794,419
Cabela’s Inc *	22,836	1,478,859
Chipotle Mexican Grill Inc *	1,312	478,027
D.R. Horton Inc	13,629	290,025
Discovery Communications Inc ‘C’ *	7,408	516,041
Dollar General Corp *	24,955	1,258,481
HomeAway Inc *	25,787	833,952
Life Time Fitness Inc *	17,884	896,167
LKQ Corp *	47,329	1,218,722
Michael Kors Holdings Ltd (United Kingdom) *	14,180	879,444
Netflix Inc *	6,852	1,446,389
Nordstrom Inc	16,318	978,101
Polaris Industries Inc	10,808	1,026,760
priceline.com Inc *	1,642	1,358,147
Ross Stores Inc	32,026	2,075,605
TripAdvisor Inc *	17,722	1,078,738
TRW Automotive Holdings Corp *	51,675	3,433,287
Ulta Salon Cosmetics & Fragrance Inc *	8,419	843,247
Wynn Resorts Ltd	4,663	596,864

		21,481,275

Consumer Staples - 7.8%

Darling International Inc *	64,958	1,212,116
Hormel Foods Corp	28,168	1,086,721
Monster Beverage Corp *	5,910	359,151
The Hershey Co	11,311	1,009,846
The J.M. Smucker Co	49,604	5,116,653
Tyson Foods Inc ‘A’	57,823	1,484,895
Whole Foods Market Inc	16,762	862,908

		11,132,290

Energy - 10.7%

Bristow Group Inc	17,038	1,112,922
Cabot Oil & Gas Corp	27,085	1,923,577
Energy XXI Ltd (Bermuda)	18,443	409,066
Gulfport Energy Corp *	68,710	3,234,180
Hess Corp	9,778	650,139
Tesoro Corp	4,600	240,672
Tidewater Inc	61,099	3,480,810
Western Refining Inc	36,060	1,012,204
WPX Energy Inc *	163,455	3,095,838

		15,159,408

Financials - 22.9%

American Capital Agency Corp REIT	20,527	471,916
Arch Capital Group Ltd (Bermuda) *	21,557	1,108,245
AXIS Capital Holdings Ltd (Bermuda)	25,027	1,145,736
Comerica Inc	74,031	2,948,655
CYS Investments Inc REIT	188,415	1,735,302
Hatteras Financial Corp REIT	85,060	2,095,878
KeyCorp	502,920	5,552,237
Lincoln National Corp	115,546	4,213,963
Principal Financial Group Inc	78,469	2,938,664
Reinsurance Group of America Inc	14,128	976,386
Signature Bank *	12,980	1,077,600
The Hartford Financial Services Group Inc	200,770	6,207,808
Validus Holdings Ltd (Bermuda)	55,484	2,004,082

		32,476,472

	Shares	Value
Health Care - 9.1%

Acorda Therapeutics Inc *	23,117	$762,630
Catamaran Corp (Canada) *	34,893	1,699,987
HMS Holdings Corp *	27,651	644,268
Hologic Inc *	104,860	2,023,798
Humana Inc	9,517	803,044
MEDNAX Inc *	13,218	1,210,504
Team Health Holdings Inc *	40,760	1,674,013
The Cooper Cos Inc	12,498	1,487,887
Universal Health Services Inc ‘B’	16,654	1,115,152
Vertex Pharmaceuticals Inc *	7,147	570,831
Zimmer Holdings Inc	12,174	912,320

		12,904,434

Industrials - 9.0%

AGCO Corp	22,121	1,110,253
Chart Industries Inc *	16,092	1,514,096
Fluor Corp	20,228	1,199,723
Generac Holdings Inc	42,458	1,571,371
Jacobs Engineering Group Inc *	26,144	1,441,319
ManpowerGroup Inc	19,098	1,046,570
Parker Hannifin Corp	15,826	1,509,800
Textron Inc	73,588	1,916,967
United Rentals Inc *	16,877	842,331
WESCO International Inc *	9,594	652,008

		12,804,438

Information Technology - 14.2%

ANSYS Inc *	6,624	484,214
Applied Materials Inc	104,012	1,550,819
Avago Technologies Ltd (Singapore)	31,065	1,161,210
Avnet Inc *	33,636	1,130,170
Computer Sciences Corp	44,755	1,958,926
Cree Inc *	13,889	886,952
FEI Co	8,660	632,093
IAC/InterActiveCorp	58,357	2,775,459
JDS Uniphase Corp *	164,246	2,361,857
Lam Research Corp *	57,860	2,565,512
Linear Technology Corp	29,957	1,103,616
MICROS Systems Inc *	23,265	1,003,885
Skyworks Solutions Inc *	29,809	652,519
Teradata Corp *	16,877	847,732
ValueClick Inc *	40,461	998,577

		20,113,541

Materials - 4.2%

Agnico Eagle Mines Ltd (Canada)	20,423	562,449
Allegheny Technologies Inc	22,007	579,005
Celanese Corp ‘A’	11,710	524,608
Compass Minerals International Inc	20,482	1,731,343
Eagle Materials Inc	8,253	546,926
Louisiana-Pacific Corp *	90,830	1,343,376
Westlake Chemical Corp	7,416	714,977

		6,002,684

Utilities - 6.1%

Alliant Energy Corp	43,232	2,179,757
DTE Energy Co	21,737	1,456,596
Questar Corp	187,896	4,481,320
Xcel Energy Inc	18,065	511,962

		8,629,635

Total Common Stocks (Cost $126,866,062)		140,704,177

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MID-CAP EQUITY FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,295,894	$1,295,894

Total Short-Term Investment (Cost $1,295,894)		1,295,894

TOTAL INVESTMENTS - 100.0% (Cost $128,735,656)		142,000,071

OTHER ASSETS & LIABILITIES, NET - (0.0%)		(54,097)

NET ASSETS - 100.0%		$141,945,974

Notes to Schedule of Investments

(a)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$573,700	$—	0.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in

Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$140,704,177	$140,704,177	$—	$—
	Short-Term Investment	1,295,894	1,295,894	—	—

	Total	$142,000,071	$142,000,071	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Industrials - 0.0%

Better Place LLC ‘B’ 8.000% * ¯ +	118,395	$—

Total Convertible Preferred Stocks (Cost $295,986)		—

COMMON STOCKS - 97.8%

Consumer Discretionary - 20.2%

Aimia Inc (Canada)	45,633	682,955
Carter’s Inc	22,553	1,670,501
Dollar Tree Inc *	34,050	1,731,102
Dunkin’ Brands Group Inc	25,576	1,095,164
Groupon Inc *	173,975	1,478,787
Morningstar Inc	13,584	1,053,847
Panera Bread Co ‘A’ *	8,877	1,650,589
Sally Beauty Holdings Inc *	10,711	333,112
Tesla Motors Inc *	14,958	1,606,938
TripAdvisor Inc *	12,303	748,884
Ulta Salon Cosmetics & Fragrance Inc *	3,525	353,064
Wyndham Worldwide Corp	10,891	623,292

		13,028,235

Consumer Staples - 6.5%

McCormick & Co Inc	20,468	1,440,128
Mead Johnson Nutrition Co	20,169	1,597,990
Monster Beverage Corp *	18,546	1,127,040

		4,165,158

Energy - 2.8%

Range Resources Corp	19,653	1,519,570
Ultra Petroleum Corp (Canada) *	15,767	312,502

		1,832,072

Financials - 10.4%

Arch Capital Group Ltd (Bermuda) *	29,714	1,527,597
IntercontinentalExchange Inc *	6,302	1,120,244
McGraw Hill Financial Inc	17,687	940,772
MSCI Inc *	47,011	1,564,056
The Progressive Corp	60,521	1,538,444

		6,691,113

Health Care - 10.1%

athenahealth Inc *	19,005	1,610,104
Illumina Inc *	35,906	2,687,205
Intuitive Surgical Inc *	2,592	1,313,055
Ironwood Pharmaceuticals Inc ‘A’ *	37,812	376,229
Qualicorp SA (Brazil) *	67,169	511,741

		6,498,334

Industrials - 12.6%

Colfax Corp *	12,651	659,244
Covanta Holding Corp	47,645	953,853
Edenred (France)	71,105	2,175,003
IHS Inc ‘A’ *	15,342	1,601,398
Intertek Group PLC (United Kingdom)	17,561	788,581
Stericycle Inc *	8,953	988,680
Verisk Analytics Inc ‘A’ *	16,534	987,080

		8,153,839

Information Technology - 29.0%

3D Systems Corp *	9,680	424,952
Akamai Technologies Inc *	43,483	1,850,202
First Solar Inc *	24,621	1,101,297
Gartner Inc *	32,270	1,839,067
LinkedIn Corp ‘A’ *	8,226	1,466,696

	Shares	Value
Mail.ru Group Ltd GDR (United Kingdom) ~	11,257	$322,794
MercadoLibre Inc	5,350	576,516
Motorola Solutions Inc	38,286	2,210,251
Qihoo 360 Technology Co Ltd ADR (Cayman) *	16,758	773,717
salesforce.com inc *	38,788	1,480,926
ServiceNow Inc *	9,707	392,066
SINA Corp (Cayman) *	5,530	308,187
Solera Holdings Inc	39,879	2,219,266
Splunk Inc *	9,811	454,838
Workday Inc ‘A’ *	9,958	638,208
Yandex NV (Netherlands) *	56,191	1,552,557
Youku Tudou Inc ADR (Cayman) *	38,462	738,086
Zynga Inc ‘A’ *	130,185	361,914

		18,711,540

Materials - 4.8%

Martin Marietta Materials Inc	15,532	1,528,659
Rockwood Holdings Inc	24,981	1,599,533

		3,128,192

Utilities - 1.4%

Brookfield Infrastructure Partners LP (Bermuda)	25,316	924,540

Total Common Stocks (Cost $48,098,445)		63,133,023

SHORT-TERM INVESTMENT - 2.0%

Money Market Fund - 2.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,319,868	1,319,868

Total Short-Term Investment (Cost $1,319,868)		1,319,868

TOTAL INVESTMENTS - 99.8% (Cost $49,714,299)		64,452,891

OTHER ASSETS & LIABILITIES, NET - 0.2%		117,736

NET ASSETS - 100.0%		$64,570,627

Notes to Schedule of Investments

(a)	Restricted securities as of June 30, 2013 were as follows:

Issuer and Acquisition Date	Cost	Value	Value as a % of Net Assets
Better Place LLC ‘B’ 8.000% Acq. 01/25/10	$295,986	$—	0.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL MID-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$13,028,235	$13,028,235	$—	$—
	Consumer Staples	4,165,158	4,165,158	—	—
	Energy	1,832,072	1,832,072	—	—
	Financials	6,691,113	6,691,113	—	—
	Health Care	6,498,334	6,498,334	—	—
	Industrials	8,153,839	5,190,255	2,963,584	—
	Information Technology	18,711,540	18,711,540	—	—
	Materials	3,128,192	3,128,192	—	—
	Utilities	924,540	924,540	—	—

		63,133,023	60,169,439	2,963,584	—
	Short-Term Investment	1,319,868	1,319,868	—	—

	Total	$64,452,891	$61,489,307	$2,963,584	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.4%

Consumer Discretionary - 19.9%

American Axle & Manufacturing Holdings Inc *	21,950	$408,928
ANN Inc *	16,350	542,820
Brunswick Corp	12,850	410,557
Buffalo Wild Wings Inc *	4,950	485,892
Dana Holding Corp	28,500	548,910
Domino’s Pizza Inc	9,900	575,685
DSW Inc ‘A’	4,850	356,329
Fifth & Pacific Cos Inc *	26,200	585,308
Five Below Inc *	13,650	501,774
Interval Leisure Group Inc	9,615	191,531
Life Time Fitness Inc *	8,770	439,465
Lions Gate Entertainment Corp (Canada) *	18,500	508,195
Lumber Liquidators Holdings Inc *	3,300	256,971
Marriott Vacations Worldwide Corp *	12,750	551,310
Nexstar Broadcasting Group Inc ‘A’	15,000	531,900
Pier 1 Imports Inc	25,150	590,774
Six Flags Entertainment Corp	13,900	488,724
Sotheby’s	5,450	206,610
Stage Stores Inc	13,100	307,850
Taylor Morrison Home Corp ‘A’ *	13,800	336,444
The Children’s Place *	5,480	300,304
Tile Shop Holdings Inc *	6,150	178,104
Tupperware Brands Corp	5,675	440,891
William Lyon Homes ‘A’ *	9,800	247,058
Wolverine World Wide Inc	6,000	327,660

		10,319,994

Consumer Staples - 3.5%

B&G Foods Inc	16,700	568,635
The Fresh Market Inc *	4,850	241,142
The Hain Celestial Group Inc *	7,185	466,809
United Natural Foods Inc *	9,750	526,403

		1,802,989

Energy - 4.7%

Approach Resources Inc *	15,600	383,292
Berry Petroleum Co ‘A’	5,750	243,340
Bristow Group Inc	4,950	323,334
Dril-Quip Inc *	2,015	181,934
Energy XXI Ltd (Bermuda)	11,150	247,307
Kodiak Oil & Gas Corp (Canada) *	38,850	345,377
Northern Oil & Gas Inc *	28,750	383,525
Rosetta Resources Inc *	8,550	363,546

		2,471,655

Financials - 6.9%

DuPont Fabros Technology Inc REIT	8,900	214,935
Financial Engines Inc	6,150	280,378
Fortress Investment Group LLC ‘A’	57,150	374,904
Jones Lang LaSalle Inc	4,800	437,472
Northwest Bancshares Inc	22,750	307,353
Omega Healthcare Investors Inc REIT	7,600	235,752
Portfolio Recovery Associates Inc *	1,300	199,719
Silver Bay Realty Trust Corp REIT	18,338	303,677
Texas Capital Bancshares Inc *	10,200	452,472
Two Harbors Investment Corp REIT	33,550	343,888
WisdomTree Investments Inc *	36,400	421,148

		3,571,698

Health Care - 18.3%

ACADIA Pharmaceuticals Inc *	10,700	194,205
Acorda Therapeutics Inc *	9,850	324,951
Aegerion Pharmaceuticals Inc *	2,400	152,016
Align Technology Inc *	12,450	461,148
Alkermes PLC (Ireland) *	16,400	470,352
athenahealth Inc *	4,250	360,060

	Shares	Value
Auxilium Pharmaceuticals Inc *	9,053	$150,551
Centene Corp *	6,100	320,006
Cepheid Inc *	10,000	344,200
Charles River Laboratories International Inc *	8,200	336,446
Cubist Pharmaceuticals Inc *	5,250	253,575
Endologix Inc *	29,700	394,416
Greenway Medical Technologies Inc *	15,100	186,334
HealthSouth Corp *	15,100	434,880
HeartWare International Inc *	3,800	361,418
HMS Holdings Corp *	15,974	372,194
Idenix Pharmaceuticals Inc *	8,450	30,504
Insulet Corp *	15,920	500,047
Molina Healthcare Inc *	8,350	310,453
NxStage Medical Inc *	20,500	292,740
Orexigen Therapeutics Inc *	31,500	184,275
PAREXEL International Corp *	7,375	338,808
Portola Pharmaceuticals Inc *	9,500	233,415
Questcor Pharmaceuticals Inc	5,400	245,484
Santarus Inc *	9,650	203,133
Synageva BioPharma Corp *	5,250	220,500
Team Health Holdings Inc *	15,650	642,746
Theravance Inc *	7,300	281,269
Thoratec Corp *	4,970	155,611
ViroPharma Inc *	11,000	315,150
Wright Medical Group Inc *	15,750	412,808

		9,483,695

Industrials - 14.9%

A.O. Smith Corp	9,900	359,172
Actuant Corp ‘A’	15,295	504,276
Acuity Brands Inc	4,400	332,288
Alaska Air Group Inc *	5,300	275,600
Avis Budget Group Inc *	12,450	357,937
Beacon Roofing Supply Inc *	12,050	456,454
Chart Industries Inc *	2,850	268,156
Esterline Technologies Corp *	3,630	262,413
Genesee & Wyoming Inc ‘A’ *	4,070	345,299
Hexcel Corp *	14,100	480,105
Hub Group Inc ‘A’ *	13,250	482,565
Lindsay Corp	3,250	243,685
Middleby Corp *	3,050	518,775
On Assignment Inc. *	19,700	526,384
Primoris Services Corp	15,350	302,702
RBC Bearings Inc *	4,915	255,334
Tetra Tech Inc *	19,500	458,445
The ExOne Co *	10,150	626,458
United Rentals Inc *	7,650	381,812
US Airways Group Inc *	19,150	314,443

		7,752,303

Information Technology - 21.2%

Applied Micro Circuits Corp *	23,850	209,880
Aruba Networks Inc *	22,800	350,208
Aspen Technology Inc *	17,800	512,462
BroadSoft Inc *	13,150	362,940
Cadence Design Systems Inc *	39,600	573,408
Cognex Corp	13,250	599,165
CommVault Systems Inc *	6,600	500,874
CoStar Group Inc *	3,850	496,919
Cyan Inc *	16,352	170,878
Cypress Semiconductor Corp	32,950	353,553
DealerTrack Technologies Inc *	14,850	526,135
Demandware Inc *	4,450	188,724
E2open Inc *	12,150	212,625
FEI Co	4,250	310,207
Finisar Corp *	15,750	266,962
Fortinet Inc *	15,400	269,500
InterXion Holding NV (Netherlands) *	14,550	380,192
MAXIMUS Inc	5,050	376,124
Microsemi Corp *	23,150	526,663

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
OSI Systems Inc *	6,150	$396,183
Radware Ltd (Israel) *	21,100	290,969
Ruckus Wireless Inc *	21,290	272,725
Semtech Corp *	10,650	373,070
Silicon Graphics International Corp *	17,750	237,495
Sourcefire Inc *	3,750	208,313
Synchronoss Technologies Inc *	11,600	358,092
Trulia Inc *	14,100	438,369
Ultimate Software Group Inc *	3,850	451,567
VistaPrint NV (Netherlands) *	6,900	340,653
WEX Inc *	5,765	442,176

		10,997,031

Materials - 4.6%

Berry Plastics Group Inc *	26,250	579,337
Chemtura Corp *	23,850	484,155
Cytec Industries Inc	6,950	509,087
Eagle Materials Inc	6,100	404,247
PolyOne Corp	16,475	408,251

		2,385,077

Telecommunication Services - 0.9%

Cogent Communications Group Inc	16,050	451,807

Utilities - 0.5%

ITC Holdings Corp	2,930	267,509

Total Common Stocks (Cost $38,766,616)		49,503,758

	Shares	Value
SHORT-TERM INVESTMENT - 4.3%

Money Market Fund - 4.3%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	2,201,703	$2,201,703

Total Short-Term Investment (Cost $2,201,703)		2,201,703

TOTAL INVESTMENTS - 99.7% (Cost $40,968,319)		51,705,461

OTHER ASSETS & LIABILITIES, NET - 0.3%		171,837

NET ASSETS - 100.0%		$51,877,298

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Common Stocks (1)	$49,503,758	$49,503,758	$—	$—
	Short-Term Investment	2,201,703	2,201,703	—	—

	Total	$51,705,461	$51,705,461	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 94.8%

Consumer Discretionary - 10.8%

Aaron’s Inc	37,200	$1,041,972
Cinemark Holdings Inc	43,800	1,222,896
Cracker Barrel Old Country Store Inc	13,114	1,241,371
Group 1 Automotive Inc	18,000	1,157,940
Harman International Industries Inc	28,200	1,528,440
Hillenbrand Inc	25,200	597,492
International Game Technology	84,437	1,410,942
Meredith Corp	31,590	1,506,843
Rent-A-Center Inc	8,202	307,985
Sonic Automotive Inc ‘A’	14,000	295,960
Sturm Ruger & Co Inc	13,690	657,668
The Buckle Inc	25,935	1,349,139
Wolverine World Wide Inc	24,200	1,321,562

		13,640,210

Consumer Staples - 6.1%

Cal-Maine Foods Inc	18,400	855,784
Casey’s General Stores Inc	10,591	637,155
Cott Corp (Canada)	32,100	250,701
Fresh Del Monte Produce Inc (Cayman)	16,300	454,444
Harris Teeter Supermarkets Inc	27,200	1,274,592
Ingredion Inc	24,500	1,607,690
The Andersons Inc	18,809	1,000,451
Universal Corp	22,300	1,290,055
Weis Markets Inc	5,900	265,913

		7,636,785

Energy - 11.5%

Alliance Resource Partners LP	10,400	734,552
Berry Petroleum Co ‘A’	28,200	1,193,424
Bristow Group Inc	26,100	1,704,852
Calumet Specialty Products Partners LP	13,100	476,578
Cimarex Energy Co	9,600	623,904
CVR Energy Inc	28,700	1,360,380
Delek US Holdings Inc	7,300	210,094
Energen Corp	26,400	1,379,664
Ensign Energy Services Inc (Canada)	29,705	459,824
Precision Drilling Corp (Canada)	148,800	1,272,240
Ship Finance International Ltd (Bermuda)	58,357	866,018
Tidewater Inc	25,200	1,435,644
TransMontaigne Partners LP	1,466	61,440
Western Refining Inc	37,460	1,051,502
World Fuel Services Corp	40,300	1,611,194

		14,441,310

Financials - 20.0%

American Financial Group Inc	25,000	1,222,750
American Realty Capital Properties Inc REIT	73,042	1,114,621
AmTrust Financial Services Inc	21,330	761,481
Bank of Hawaii Corp	10,683	537,569
Canadian Western Bank (Canada)	23,852	629,809
CapitalSource Inc	119,100	1,117,158
Cardinal Financial Corp	21,000	307,440
Cash America International Inc	26,006	1,182,233
Community Trust Bancorp Inc	3,800	135,356
First American Financial Corp	56,000	1,234,240
First Horizon National Corp	60,500	677,600
First Niagara Financial Group Inc	131,700	1,326,219
FirstMerit Corp	20,900	418,627
Franklin Street Properties Corp REIT	43,600	575,520
Fulton Financial Corp	110,400	1,267,392
Glacier Bancorp Inc	1,516	33,640
Hatteras Financial Corp REIT	23,200	571,648
Home Loan Servicing Solutions Ltd (Cayman)	48,500	1,162,545
Lakeland Financial Corp	4,962	137,696
Montpelier Re Holdings Ltd (Bermuda)	15,809	395,383

	Shares	Value
Old National Bancorp	47,800	$661,074
Omega Healthcare Investors Inc REIT	37,100	1,150,842
Prosperity Bancshares Inc	25,100	1,299,929
PS Business Parks Inc REIT	8,692	627,302
Raymond James Financial Inc	26,800	1,151,864
Retail Properties of America Inc ‘A’ REIT	61,144	873,136
Starwood Property Trust Inc REIT	48,100	1,190,475
Susquehanna Bancshares Inc	83,000	1,066,550
Symetra Financial Corp	6,977	111,562
Tompkins Financial Corp	4,000	180,760
Trustmark Corp	35,706	877,653
Washington Federal Inc	49,131	927,593
WesBanco Inc	7,129	188,419

		25,116,086

Health Care - 5.9%

Owens & Minor Inc	39,100	1,322,753
PerkinElmer Inc	42,850	1,392,625
STERIS Corp	36,300	1,556,544
Teleflex Inc	15,600	1,208,844
The Cooper Cos Inc	15,200	1,809,560
The Ensign Group Inc	2,883	101,539

		7,391,865

Industrials - 18.5%

ABM Industries Inc	3,310	81,128
Alliant Techsystems Inc	22,200	1,827,726
Applied Industrial Technologies Inc	10,200	492,966
Barnes Group Inc	36,600	1,097,634
Belden Inc	30,600	1,527,858
Crane Co	27,200	1,629,824
Cubic Corp	8,600	413,660
Curtiss-Wright Corp	33,300	1,234,098
Elbit Systems Ltd (Israel)	5,000	210,400
Ennis Inc	14,300	247,247
ITT Corp	46,123	1,356,478
KBR Inc	35,100	1,140,750
Kennametal Inc	33,700	1,308,571
Standex International Corp	4,767	251,459
TAL International Group Inc *	18,700	814,759
Textainer Group Holdings Ltd (Bermuda)	14,449	555,420
The Babcock & Wilcox Co	32,019	961,531
The Brink’s Co	35,300	900,503
Titan International Inc	47,800	806,386
Trinity Industries Inc	31,917	1,226,890
Triumph Group Inc	23,000	1,820,450
UniFirst Corp	7,200	657,000
United Stationers Inc	2,695	90,417
Valmont Industries Inc	11,500	1,645,535
Werner Enterprises Inc	38,460	929,578

		23,228,268

Information Technology - 4.3%

AVX Corp	22,600	265,550
Broadridge Financial Solutions Inc	42,541	1,130,740
Fair Isaac Corp	18,392	842,905
j2 Global Inc	23,027	978,878
Jabil Circuit Inc	51,200	1,043,456
Mentor Graphics Corp	58,377	1,141,270

		5,402,799

Materials - 14.0%

A. Schulman Inc	21,200	568,584
AMCOL International Corp	12,681	401,861
Buckeye Technologies Inc	25,594	948,002
Cabot Corp	32,300	1,208,666
Commercial Metals Co	84,740	1,251,610
Domtar Corp	4,200	279,300
HudBay Minerals Inc (Canada)	103,972	688,072
Innophos Holdings Inc	17,900	844,343

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Methanex Corp (Canada)	36,500	$1,561,835
Neenah Paper Inc	13,900	441,603
NewMarket Corp	4,700	1,234,032
Olin Corp	17,000	406,640
Quaker Chemical Corp	6,385	395,934
Rentech Nitrogen Partners LP	17,376	511,202
Rock-Tenn Co ‘A’	12,500	1,248,500
Royal Gold Inc	25,230	1,061,678
Sensient Technologies Corp	32,100	1,299,087
Silgan Holdings Inc	8,700	408,552
Sonoco Products Co	38,670	1,336,822
Steel Dynamics Inc	72,300	1,077,993
Stepan Co	9,327	518,674

		17,692,990

Telecommunication Services - 0.5%

Manitoba Telecom Services Inc (Canada)	18,400	623,539

Utilities - 3.2%

El Paso Electric Co	19,240	679,364
Great Plains Energy Inc	32,700	737,058
IDACORP Inc	25,533	1,219,456
Suburban Propane Partners LP	5,074	235,687
UGI Corp	29,500	1,153,745

		4,025,310

Total Common Stocks (Cost $93,037,180)		119,199,162

	Shares	Value
SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	6,345,942	$6,345,942

Total Short-Term Investment (Cost $6,345,942)		6,345,942

TOTAL INVESTMENTS - 99.8% (Cost $99,383,122)		125,545,104

OTHER ASSETS & LIABILITIES, NET - 0.2%		232,040

NET ASSETS - 100.0%		$125,777,144

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$119,199,162	$119,199,162	$—	$—
	Short-Term Investment	6,345,942	6,345,942	—	—

	Total	$125,545,104	$125,545,104	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL REAL ESTATE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 1.9%

Starwood Hotels & Resorts Worldwide Inc	17,684	$1,117,452

Financials - 96.3%

Acadia Realty Trust REIT	10,133	250,184
Alexandria Real Estate Equities Inc REIT	9,210	605,281
American Campus Communities Inc REIT	7,930	322,434
Apartment Investment & Management Co ‘A’ REIT	706	21,208
Ashford Hospitality Trust Inc REIT	24,620	281,899
AvalonBay Communities Inc REIT	27,179	3,666,719
Blackstone Mortgage Trust Inc ‘A’ REIT	6,440	159,068
Boston Properties Inc REIT	26,119	2,754,771
Brookfield Office Properties Inc (Canada)	28,974	483,286
Camden Property Trust REIT	17,104	1,182,571
CBL & Associates Properties Inc REIT	5,300	113,526
Cole Real Estate Investment Inc REIT *	20,110	230,058
Cousins Properties Inc REIT	36,408	367,721
DCT Industrial Trust Inc REIT	114,540	818,961
DDR Corp REIT	23,560	392,274
Digital Realty Trust Inc REIT	15,220	928,420
Duke Realty Corp REIT	38,190	595,382
Equity Lifestyle Properties Inc REIT	13,769	1,082,106
Equity Residential REIT	95,945	5,570,567
Essex Property Trust Inc REIT	1,980	314,662
Federal Realty Investment Trust REIT	5,468	566,922
Forest City Enterprises Inc ‘A’ *	69,673	1,247,843
General Growth Properties Inc REIT	115,463	2,294,250
HCP Inc REIT	73,292	3,330,388
Health Care REIT Inc	9,340	626,060
Healthcare Realty Trust Inc REIT	28,969	738,709
Host Hotels & Resorts Inc REIT	220,942	3,727,291
Hudson Pacific Properties Inc REIT	19,310	410,917
Lexington Realty Trust REIT	2,730	31,886
Mack-Cali Realty Corp REIT	39,085	957,192
National Retail Properties Inc REIT	2,590	89,096
Plum Creek Timber Co Inc REIT	2,389	111,495
Prologis Inc REIT	33,022	1,245,590
PS Business Parks Inc REIT	3,621	261,328
Public Storage REIT	18,737	2,872,944
Regency Centers Corp REIT	47,636	2,420,385
Retail Opportunity Investments Corp REIT	8,463	117,636
Senior Housing Properties Trust REIT	34,223	887,402
Simon Property Group Inc REIT	53,277	8,413,504
Sovran Self Storage Inc REIT	1,042	67,511

	Shares	Value
Taubman Centers Inc REIT	4,720	$354,708
Terreno Realty Corp REIT	2,930	54,293
The Macerich Co REIT	24,335	1,483,705
Ventas Inc REIT	15,630	1,085,660
Vornado Realty Trust REIT	44,246	3,665,781
Winthrop Realty Trust REIT	5,081	61,124

		57,264,718

Total Common Stocks (Cost $37,892,926)		58,382,170

SHORT-TERM INVESTMENT - 1.6%

Money Market Fund - 1.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	959,744	959,744

Total Short-Term Investment (Cost $959,744)		959,744

TOTAL INVESTMENTS - 99.8% (Cost $38,852,670)		59,341,914

OTHER ASSETS & LIABILITIES, NET - 0.2%		89,213

NET ASSETS - 100.0%		$59,431,127

Notes to Schedule of Investments

(a)	As of June 30, 2013, the fund was diversified by property sector as a percentage of net assets as follows:

Retail	28.1%
Specialized	23.1%
Residential	20.5%
Office	10.6%
Diversified	7.3%
Industrial	3.5%
Others (each less than 3.0%)	5.1%

98.2%
Short-Term Investment	1.6%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$58,382,170	$58,382,170	$—	$—
	Short-Term Investment	959,744	959,744	—	—

	Total	$59,341,914	$59,341,914	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 5.0%

Brazil - 3.7%

Banco Bradesco SA ADR	67,510	$878,305
Cia de Bebidas das Americas ADR	11,500	429,525
Lojas Americanas SA	194,446	1,360,298
Petroleo Brasileiro SA ADR	104,800	1,536,368

		4,204,496

Colombia - 1.3%

Banco Davivienda SA	44,427	535,431
Bancolombia SA ADR	9,840	555,960
Cementos Argos SA	107,908	453,715

		1,545,106

Total Preferred Stocks (Cost $5,493,797)		5,749,602

COMMON STOCKS - 89.1%

Bermuda - 0.6%

Jardine Strategic Holdings Ltd	16,008	579,280
Kerry Properties Ltd	34,000	132,208

		711,488

Brazil - 6.4%

B2W Cia Digital *	38,581	113,944
BM&FBovespa SA	272,216	1,499,332
Diagnosticos da America SA	92,900	483,787
Embraer SA ADR	29,560	1,090,468
Estacio Participacoes SA	127,600	927,542
Kroton Educacional SA	76,831	1,066,719
MRV Engenharia e Participacoes SA	102,800	304,067
Natura Cosmeticos SA	56,400	1,228,675
Sul America SA	92,935	548,527

		7,263,061

Cayman - 13.9%

Baidu Inc ADR *	47,960	4,533,659
Ctrip.com International Ltd ADR *	35,310	1,152,165
Eurasia Drilling Co Ltd GDR (LI) ~	16,310	609,178
Home Inns & Hotels Management Inc ADR *	17,450	466,089
NetEase Inc ADR	12,210	771,306
New Oriental Education & Technology Group ADR	60,770	1,346,055
SOHO China Ltd	635,500	502,922
Tencent Holdings Ltd	83,000	3,266,587
Tingyi Holding Corp	652,000	1,698,213
Want Want China Holdings Ltd	819,000	1,148,190
Youku Tudou Inc ADR *	20,210	387,830

		15,882,194

Chile - 1.0%

Cencosud SA	230,240	1,146,555
SACI Falabella	4,753	51,455

		1,198,010

China - 1.9%

China Oilfield Services Ltd ‘H’	152,000	294,752
Shandong Weigao Group Medical Polymer Co Ltd ‘H’	605,000	659,834
Sinopharm Group Co Ltd ‘H’	321,000	804,550
Tsingtao Brewery Co Ltd ‘H’	52,000	371,270

		2,130,406

Colombia - 1.2%

Almacenes Exito SA	37,497	624,402
Almacenes Exito SA GDR ~	38,700	617,195
Cementos Argos SA ADR * ~	7,180	150,947

		1,392,544

	Shares	Value
Denmark - 1.7%

Carlsberg AS ‘B’	22,197	$1,981,221

Egypt - 0.4%

Commercial International Bank SAE	102,467	419,560

France - 0.5%

Pernod-Ricard SA	4,950	548,646

Hong Kong - 4.8%

AIA Group Ltd	268,200	1,127,128
CNOOC Ltd	749,000	1,258,192
Hang Lung Group Ltd	94,000	502,350
Hang Lung Properties Ltd	498,000	1,728,957
Hong Kong Exchanges & Clearing Ltd	57,186	856,842

		5,473,469

India - 13.1%

Ambuja Cements Ltd	170,807	534,711
Apollo Hospitals Enterprise Ltd	36,230	640,712
Asian Paints Ltd	6,048	470,448
Cipla Ltd	97,416	642,345
Colgate-Palmolive India Ltd	24,558	560,592
DLF Ltd	247,638	748,447
HDFC Bank Ltd ADR	24,990	905,638
Hindustan Unilever Ltd	117,515	1,156,861
Housing Development Finance Corp	149,857	2,205,992
ICICI Bank Ltd ADR	41,370	1,582,403
Infosys Ltd	42,001	1,759,055
Marico Ltd	91,784	320,198
Sun Pharmaceutical Industries Ltd	19,743	334,162
Tata Consultancy Services Ltd	38,113	973,416
Ultratech Cement Ltd	19,553	616,384
United Spirits Ltd	6,245	226,910
Zee Entertainment Enterprises Ltd	325,718	1,287,030

		14,965,304

Indonesia - 2.4%

P.T. Astra International Tbk	2,227,500	1,563,306
P.T. Indocement Tunggal Prakarsa Tbk	96,500	236,438
P.T. Semen Indonesia Persero Tbk	193,500	330,965
P.T. Unilever Indonesia Tbk	124,000	381,637
P.T. United Tractors Tbk	132,500	241,331

		2,753,677

Italy - 2.1%

Prada SPA	150,100	1,350,309
Saipem SPA	14,023	226,888
Salvatore Ferragamo Italia SPA	24,832	773,475

		2,350,672

Luxembourg - 1.6%

Tenaris SA ADR	45,390	1,827,855

Malaysia - 1.3%

Genting Bhd	443,700	1,457,059

Mexico - 5.1%

America Movil SAB de CV ‘L’ ADR	118,960	2,587,380
Fomento Economico Mexicano SAB de CV	146,996	1,522,434
Grupo Financiero Inbursa SAB de CV ‘O’	285,487	627,931
Grupo Televisa SAB ADR	20,440	507,730
Wal-Mart de Mexico SAB de CV ‘V’	205,872	577,063

		5,822,538

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Netherlands - 2.5%

Heineken NV	17,152	$1,090,389
Yandex NV ‘A’ *	64,690	1,787,385

		2,877,774

Nigeria - 0.9%

Guaranty Trust Bank PLC	1,835,104	274,368
Nigerian Breweries PLC	549,073	527,351
Zenith Bank PLC	2,226,937	271,294

		1,073,013

Panama - 0.3%

InRetail Peru Corp *	17,400	321,900

Philippines - 2.3%

Jollibee Foods Corp	179,460	611,696
SM Investments Corp	43,500	1,068,924
SM Prime Holdings Inc	2,508,070	938,505

		2,619,125

Russia - 4.5%

Magnit OJSC (RTS)	10,882	2,503,874
NovaTek OAO GDR (LI) ~	22,200	2,637,930

		5,141,804

Singapore - 0.2%

CapitaMalls Asia Ltd	185,000	265,041

South Africa - 2.1%

ABSA Group Ltd	29,097	435,452
MTN Group Ltd	65,914	1,218,062
Shoprite Holdings Ltd	13,624	253,392
Standard Bank Group Ltd	43,296	486,691

		2,393,597

South Korea - 2.5%

NHN Corp	9,459	2,410,289
Shinsegae Co Ltd	2,425	445,628

		2,855,917

Switzerland - 1.0%

Cie Financiere Richemont SA ‘A’	13,302	1,166,873

Taiwan - 1.9%

Epistar Corp	25,000	43,645
Synnex Technology International Corp	243,118	316,242
Taiwan Semiconductor Manufacturing Co Ltd	491,995	1,780,529

		2,140,416

Thailand - 0.7%

CP ALL PCL	126,700	165,447
Siam Commercial Bank PCL	107,700	651,096

		816,543

Turkey - 2.2%

Anadolu Efes Biracilik Ve Malt Sanayii AS	48,609	705,547
BIM Birlesik Magazalar AS	21,450	464,434
Haci Omer Sabanci Holding AS	265,045	1,395,566

		2,565,547

United Arab Emirates - 1.0%

DP World Ltd	12,901	199,965
DP World Ltd (LI)	58,894	904,945

		1,104,910

	Shares	Value
United Kingdom - 8.2%

Anglo American PLC	55,102	$1,067,787
Antofagasta PLC	41,570	505,440
BG Group PLC	92,270	1,585,139
Diageo PLC	15,850	458,759
Glencore Xstrata PLC	139,130	579,126
Mail.ru Group Ltd GDR (LI) ~	18,500	532,960
SABMiller PLC	34,760	1,677,896
Tullow Oil PLC	114,200	1,765,436
Unilever PLC	29,723	1,207,099

		9,379,642

United States - 0.8%

MercadoLibre Inc	8,510	917,038

Total Common Stocks (Cost $84,273,937)		101,816,844

EQUITY-LINKED STRUCTURED SECURITIES - 0.1%

Vietnam - 0.1%

Vietnam Dairy Product JSC Exp. 01/29/14 *	27,000	168,074

Total Equity-Linked Structured Securities (Cost $134,689)		168,074

SHORT-TERM INVESTMENT - 6.9%

Money Market Fund - 6.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,851,402	7,851,402

Total Short-Term Investment (Cost $7,851,402)		7,851,402

TOTAL INVESTMENTS - 101.1% (Cost $97,753,825)		115,585,922

OTHER ASSETS & LIABILITIES, NET - (1.1%)		(1,282,972)

NET ASSETS - 100.0%		$114,302,950

Notes to Schedule of Investments

(a)	As of June 30, 2013, the fund was diversified as a percentage of net assets as follows:

Consumer Staples	20.9%
Financials	17.6%
Information Technology	17.0%
Consumer Discretionary	14.0%
Energy	10.3%
Short-Term Investment	6.9%
Industrials	4.1%
Materials	3.8%
Telecommunication Services	3.3%
Health Care	3.1%
Other (each less than 3.0%)	0.1%

	101.1%
Other Assets & Liabilities, Net	(1.1%	)

	100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL EMERGING MARKETS FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$5,749,602	$5,749,602	$—	$—
	Common Stocks
	Bermuda	711,488	—	711,488	—
	Brazil	7,263,061	7,263,061	—	—
	Cayman	15,882,194	8,657,104	7,225,090	—
	Chile	1,198,010	1,198,010	—	—
	China	2,130,406	—	2,130,406	—
	Colombia	1,392,544	624,402	768,142	—
	Denmark	1,981,221	—	1,981,221	—
	Egypt	419,560	—	419,560	—
	France	548,646	—	548,646	—
	Hong Kong	5,473,469	—	5,473,469	—
	India	14,965,304	2,488,041	12,477,263	—
	Indonesia	2,753,677	—	2,753,677	—
	Italy	2,350,672	—	2,350,672	—
	Luxembourg	1,827,855	1,827,855	—	—
	Malaysia	1,457,059	—	1,457,059	—
	Mexico	5,822,538	5,822,538	—	—
	Netherlands	2,877,774	1,787,385	1,090,389	—
	Nigeria	1,073,013	1,073,013	—	—
	Panama	321,900	321,900	—	—
	Philippines	2,619,125	—	2,619,125	—
	Russia	5,141,804	—	5,141,804	—
	Singapore	265,041	—	265,041	—
	South Africa	2,393,597	—	2,393,597	—
	South Korea	2,855,917	—	2,855,917	—
	Switzerland	1,166,873	—	1,166,873	—
	Taiwan	2,140,416	—	2,140,416	—
	Thailand	816,543	—	816,543	—
	Turkey	2,565,547	—	2,565,547	—
	United Arab Emirates	1,104,910	199,965	904,945	—
	United Kingdom	9,379,642	—	9,379,642	—
	United States	917,038	917,038	—	—

		101,816,844	32,180,312	69,636,532	—
	Equity-Linked Structured Securities	168,074	—	168,074	—
	Short-Term Investment	7,851,402	7,851,402	—	—

	Total	$115,585,922	$45,781,316	$69,804,606	$—

During the three-month period ended June 30, 2013, investments with a value of $904,945 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices, as a result of market movements following the close of local trading. Also during the same period, investments with a value of $4,209,161 were transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.9%

Brazil - 0.9%

Itau Unibanco Holding SA ADR	147,826	$1,909,912

Total Preferred Stocks (Cost $2,213,122)		1,909,912

COMMON STOCKS - 97.2%

Australia - 0.6%

QBE Insurance Group Ltd	88,350	1,219,342

Bermuda - 1.5%

Li & Fung Ltd	2,166,400	2,954,237

Brazil - 0.7%

BM&FBovespa SA	165,237	910,105
Tim Participacoes SA ADR	23,950	445,470

		1,355,575

Canada - 3.9%

Canadian National Railway Co	48,645	4,731,699
Shoppers Drug Mart Corp	24,480	1,129,381
Valeant Pharmaceuticals International Inc *	23,040	1,983,283

		7,844,363

Czech Republic - 0.5%

Komercni Banka AS	4,979	923,498

France - 12.8%

Air Liquide SA	33,397	4,108,538
Danone SA	61,547	4,616,045
Dassault Systemes SA	10,647	1,302,430
GDF Suez	70,359	1,371,874
Legrand SA	51,626	2,385,809
LVMH Moet Hennessy Louis Vuitton SA	24,988	4,023,955
Pernod-Ricard SA	35,137	3,894,500
Schneider Electric SA	58,176	4,194,199

		25,897,350

Germany - 11.6%

Bayer AG	68,464	7,298,684
Beiersdorf AG	35,934	3,133,245
Deutsche Boerse AG	8,523	561,077
Linde AG	29,690	5,528,376
Merck KGaA	21,949	3,338,198
SAP AG	49,006	3,588,489

		23,448,069

Hong Kong - 1.9%

AIA Group Ltd	573,000	2,408,070
China Unicom Ltd	1,092,000	1,437,566

		3,845,636

India - 1.3%

ICICI Bank Ltd ADR	66,822	2,555,941

Israel - 0.6%

Check Point Software Technologies Ltd *	25,192	1,251,539

Italy - 0.4%

Saipem SPA	54,129	875,791

	Shares	Value
Japan - 12.7%

Canon Inc	39,350	$1,292,400
Denso Corp	99,000	4,643,174
FANUC Corp	16,400	2,378,118
Honda Motor Co Ltd	133,100	4,946,058
Hoya Corp	122,900	2,521,748
Inpex Corp	565	2,362,024
Kyocera Corp	8,200	834,717
Lawson Inc	30,300	2,312,790
Shin-Etsu Chemical Co Ltd	68,100	4,518,638

		25,809,667

Netherlands - 7.8%

Akzo Nobel NV	55,263	3,104,176
Heineken NV	75,575	4,804,462
ING Groep NV CVA *	440,199	4,022,384
Randstad Holding NV	95,777	3,910,856

		15,841,878

Russia - 0.5%

Sberbank of Russia ADR	84,050	938,418

Singapore - 1.7%

DBS Group Holdings Ltd	206,000	2,507,663
Singapore Telecommunications Ltd	317,380	939,895

		3,447,558

South Korea - 0.9%

Samsung Electronics Co Ltd	1,533	1,799,252

Spain - 2.2%

Amadeus IT Holding SA ‘A’	114,335	3,652,336
Banco Santander SA	133,781	846,950

		4,499,286

Sweden - 0.9%

Hennes & Mauritz AB ‘B’	57,254	1,874,734

Switzerland - 10.7%

Julius Baer Group Ltd	81,535	3,168,400
Kuehne + Nagel International AG	10,387	1,138,825
Nestle SA	104,071	6,806,912
Roche Holding AG	15,383	3,811,667
Sonova Holding AG	13,366	1,417,131
Swiss Re AG	24,403	1,807,689
UBS AG (XVTX)	207,560	3,526,095

		21,676,719

Taiwan - 2.5%

Hon Hai Precision Industry Co Ltd	613,080	1,507,087
Taiwan Semiconductor Manufacturing Co Ltd ADR	196,538	3,600,576

		5,107,663

United Kingdom - 20.7%

Barclays PLC	585,184	2,508,552
BG Group PLC	179,146	3,077,612
Compass Group PLC	363,823	4,682,065
Delphi Automotive PLC	55,118	2,793,931
Diageo PLC	124,584	3,605,936
Hays PLC	606,051	815,032
HSBC Holdings PLC (LI)	591,063	6,125,273
Reckitt Benckiser Group PLC	56,575	4,032,317
Rio Tinto PLC	70,037	2,899,797
Smiths Group PLC	118,142	2,365,329
Standard Chartered PLC	215,939	4,660,003
WPP PLC	260,814	4,480,851

		42,046,698

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
United States - 0.8%

Yum! Brands Inc	23,800	$1,650,292

Total Common Stocks (Cost $149,317,369)		196,863,506

	Principal Amount

SHORT-TERM INVESTMENTS - 1.3%

Commercial Paper - 0.4%

HSBC USA Inc 0.050% due 07/01/13	$711,000	711,000

	Shares

Money Market Fund - 0.9%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	1,834,689	1,834,689

Total Short-Term Investments (Cost $2,545,689)		2,545,689

TOTAL INVESTMENTS - 99.4% (Cost $154,076,180)		201,319,107

OTHER ASSETS & LIABILITIES, NET - 0.6%		1,293,244

NET ASSETS - 100.0%		$202,612,351

Notes to Schedule of Investments

(a)	As of June 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	20.1%
Consumer Staples	17.0%
Consumer Discretionary	15.8%
Industrials	10.8%
Information Technology	10.5%
Materials	10.0%
Health Care	8.8%
Energy	3.1%
Others (each less than 3.0%)	3.3%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$1,909,912	$1,909,912	$—	$—
	Common Stocks
	Australia	1,219,342	—	1,219,342	—
	Bermuda	2,954,237	—	2,954,237	—
	Brazil	1,355,575	1,355,575	—	—
	Canada	7,844,363	7,844,363	—	—
	Czech Republic	923,498	—	923,498	—
	France	25,897,350	—	25,897,350	—
	Germany	23,448,069	—	23,448,069	—
	Hong Kong	3,845,636	—	3,845,636	—
	India	2,555,941	2,555,941	—	—
	Israel	1,251,539	1,251,539	—	—
	Italy	875,791	—	875,791	—
	Japan	25,809,667	—	25,809,667	—
	Netherlands	15,841,878	—	15,841,878	—
	Russia	938,418	938,418	—	—
	Singapore	3,447,558	—	3,447,558	—
	South Korea	1,799,252	—	1,799,252	—
	Spain	4,499,286	—	4,499,286	—
	Sweden	1,874,734	—	1,874,734	—
	Switzerland	21,676,719	—	21,676,719	—
	Taiwan	5,107,663	3,600,576	1,507,087	—
	United Kingdom	42,046,698	2,793,931	39,252,767	—
	United States	1,650,292	1,650,292	—	—

		196,863,506	21,990,635	174,872,871	—
	Short-Term Investments	2,545,689	1,834,689	711,000	—

	Total	$201,319,107	$25,735,236	$175,583,871	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Spain - 0.0%

Repsol SA Exp. 01/10/14 *	89,581	$49,906

Total Rights (Cost $52,520)		49,906

PREFERRED STOCKS - 1.5%

Germany - 1.5%

Volkswagen AG	10,748	2,169,862

Total Preferred Stocks (Cost $1,748,863)		2,169,862

COMMON STOCKS - 95.2%

Australia - 2.3%

Australia & New Zealand Banking Group Ltd	98,582	2,558,774
Goodman Group REIT	194,717	862,995

		3,421,769

Belgium - 1.5%

Solvay SA	16,907	2,211,777

Brazil - 0.7%

Cia Energetica de Minas Gerais ADR	113,531	1,018,372

Canada - 0.4%

First Quantum Minerals Ltd	43,122	639,634

China - 1.1%

China Construction Bank Corp ‘H’	1,096,000	769,856
China Shenhua Energy Co Ltd ‘H’	370,500	935,789

		1,705,645

Denmark - 0.8%

Danske Bank AS *	68,619	1,168,181

Finland - 0.7%

UPM-Kymmene OYJ	103,888	1,013,230

France - 13.6%

AXA SA	85,828	1,686,374
BNP Paribas SA	54,258	2,964,465
Cie de St-Gobain	43,518	1,751,681
Electricite de France SA	76,900	1,784,368
GDF Suez	40,429	788,293
Lafarge SA	18,461	1,129,185
Renault SA	6,725	449,246
Sanofi	39,546	4,075,473
Schneider Electric SA	28,488	2,053,842
Societe Generale SA	42,228	1,437,884
Sodexo	20,441	1,702,154
Suez Environnement Co	51,358	661,241

		20,484,206

Germany - 7.9%

Allianz SE	25,992	3,795,860
BASF SE	28,311	2,528,532

	Shares	Value
Bayer AG	27,057	$2,884,443
Daimler AG	12,875	777,601
Deutsche Boerse AG	19,447	1,280,215
Deutsche Lufthansa AG *	34,257	693,589

		11,960,240

Hong Kong - 2.8%

China Overseas Land & Investment Ltd	224,000	581,370
Hutchison Whampoa Ltd	229,000	2,393,270
Wharf Holdings Ltd	154,000	1,281,200

		4,255,840

Italy - 2.9%

Eni SPA	155,310	3,190,767
Intesa Sanpaolo SPA	732,930	1,172,772

		4,363,539

Japan - 23.8%

Bridgestone Corp	39,700	1,353,181
Daiwa House Industry Co Ltd	73,000	1,362,583
East Japan Railway Co	11,900	925,172
Hitachi Ltd	432,000	2,775,041
Honda Motor Co Ltd	44,900	1,668,505
Japan Tobacco Inc	53,700	1,897,944
Kirin Holdings Co Ltd	52,000	816,690
Marubeni Corp	24,000	160,457
Mitsubishi Heavy Industries Ltd	201,000	1,116,810
Mitsubishi UFJ Financial Group Inc	459,100	2,848,931
Mitsui Fudosan Co Ltd	56,000	1,647,343
Nippon Telegraph & Telephone Corp	30,400	1,586,627
Nitto Denko Corp	25,000	1,608,396
ORIX Corp	170,000	2,323,095
Otsuka Holdings Co Ltd	37,100	1,225,129
Ricoh Co Ltd	103,000	1,225,670
Seven & I Holdings Co Ltd	53,900	1,970,352
Sumitomo Corp	93,900	1,171,274
Sumitomo Electric Industries Ltd	101,500	1,213,920
Sumitomo Mitsui Financial Group Inc	59,000	2,707,133
Toyota Motor Corp	49,100	2,964,721
Yamato Holdings Co Ltd	64,300	1,355,757

		35,924,731

Netherlands - 3.6%

ASML Holding NV	21,167	1,660,626
European Aeronautic Defence & Space Co NV	32,108	1,707,337
ING Groep NV CVA *	151,195	1,381,567
Unilever NV CVA	17,464	685,054

		5,434,584

Norway - 1.1%

Telenor ASA	87,611	1,736,759

Russia - 0.6%

Sberbank of Russia ADR	79,526	887,908

South Korea - 0.7%

Samsung Electronics Co Ltd	861	1,010,539

Spain - 3.1%

Iberdrola SA	267,917	1,406,132
Repsol SA	89,581	1,888,460
Telefonica SA *	111,413	1,433,558

		4,728,150

Sweden - 1.2%

Telefonaktiebolaget LM Ericsson ‘B’	154,648	1,753,296

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Shares	Value
Switzerland - 5.3%

Credit Suisse Group AG	41,094	$1,089,512
Novartis AG	38,206	2,707,637
Roche Holding AG	6,577	1,629,678
Swiss Re AG	25,205	1,867,098
UBS AG	43,467	738,431

		8,032,356

United Kingdom - 21.1%

Barclays PLC	558,317	2,393,379
BG Group PLC	67,868	1,165,928
British American Tobacco PLC	12,571	645,568
Centrica PLC	270,794	1,489,280
Experian PLC	27,714	485,310
HSBC Holdings PLC	568,640	5,892,901
InterContinental Hotels Group PLC	68,016	1,873,239
Kingfisher PLC	331,433	1,735,044
Pearson PLC	55,082	980,109
Prudential PLC	130,491	2,145,239
Rio Tinto PLC	38,266	1,584,357
Royal Dutch Shell PLC ‘A’	146,132	4,675,208
SABMiller PLC	27,106	1,308,431
Tullow Oil PLC	62,603	967,790
Vodafone Group PLC	1,547,790	4,440,463

		31,782,246

Total Common Stocks (Cost $125,854,684)		143,533,002

	Shares	Value
SHORT-TERM INVESTMENT - 2.8%

Money Market Fund - 2.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	4,266,812	$4,266,812

Total Short-Term Investment (Cost $4,266,812)		4,266,812

TOTAL INVESTMENTS - 99.5% (Cost $131,922,879)		150,019,582

OTHER ASSETS & LIABILITIES, NET - 0.5%		811,487

NET ASSETS - 100.0%		$150,831,069

Notes to Schedule of Investments

(a)	As of June 30, 2013, the fund was diversified as a percentage of net assets as follows:

Financials	31.1%
Consumer Discretionary	10.4%
Industrials	10.0%
Energy	8.5%
Health Care	8.3%
Materials	7.1%
Telecommunication Services	6.1%
Information Technology	5.6%
Consumer Staples	4.9%
Utilities	4.7%
Others (each less than 3.0%)	2.8%

99.5%
Other Assets & Liabilities, Net	0.5%

100.0%

(b)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
EURO STOXX 50 (09/13)	GSC	32	EUR 829,760	$2,028
FTSE 100 Index (09/13)	GSC	12	GBP 740,220	(1,300)

Total Futures Contracts				$728

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	615,937	EUR	465,605	08/13	BRC	($44,521)
AUD	9,455,302	USD	9,708,137	08/13	TDB	(1,086,445)
CHF	5,090,235	USD	5,423,446	08/13	CSF	(32,600)
CHF	470,654	USD	485,997	08/13	UBS	12,452
EUR	282,623	GBP	241,437	08/13	WBC	822
EUR	463,651	JPY	58,840,038	08/13	WBC	10,251
EUR	174,658	USD	228,479	08/13	GSC	(1,098)
EUR	482,995	USD	622,439	08/13	RBC	6,355
EUR	365,657	USD	475,226	08/13	SSB	810
EUR	1,448,547	USD	1,887,575	08/13	WBC	(1,762)
GBP	406,756	EUR	481,890	08/13	CSF	(8,866)
GBP	389,395	USD	597,658	08/13	CSF	(5,566)
GBP	1,277,546	USD	1,979,378	08/13	SSB	(36,817)
HKD	3,833,216	JPY	48,305,876	08/13	CIT	7,171
HKD	3,946,382	USD	508,642	08/13	RBC	252
HKD	3,623,848	USD	467,112	08/13	UBS	190
HKD	5,439,565	USD	701,433	08/13	WBC	9
JPY	68,126,085	AUD	756,133	08/13	SSB	(2,467)
JPY	37,893,950	EUR	293,380	08/13	CSF	193
JPY	47,831,365	EUR	368,453	08/13	WBC	2,669
JPY	31,052,025	GBP	202,842	08/13	TDB	4,708
JPY	44,998,697	USD	453,873	08/13	HSB	(93)
JPY	75,763,646	USD	741,780	08/13	RBC	22,242
JPY	42,286,441	USD	418,210	08/13	WBC	8,219
SEK	11,359,519	USD	1,736,080	08/13	BRC	(43,749)
SEK	2,640,450	USD	404,632	08/13	SSB	(11,260)
SEK	3,020,492	USD	458,004	08/13	WBC	(8,013)
SGD	3,408,646	USD	2,762,028	08/13	TDB	(72,562)
USD	589,983	CAD	598,244	08/13	TDB	21,695
USD	568,527	CHF	541,038	08/13	WBC	(4,464)
USD	370,759	EUR	285,982	08/13	RBC	(1,551)
USD	9,601,073	EUR	7,329,903	08/13	SGN	58,533
USD	1,319,230	EUR	1,013,207	08/13	SSB	172
USD	1,161,626	EUR	884,165	08/13	WBC	10,562
USD	1,173,746	GBP	775,443	08/13	RBC	(5,347)
USD	1,592,240	GBP	1,031,308	08/13	WBC	24,093
USD	3,202,355	HKD	24,848,526	08/13	CSF	(1,911)
USD	536,823	HKD	4,166,085	08/13	WBC	(402)
USD	1,129,212	JPY	110,369,991	08/13	CIT	16,209
USD	4,220,292	JPY	410,909,983	08/13	CSF	76,558
USD	1,038,114	JPY	101,143,400	08/13	GSC	18,154
USD	345,786	NOK	2,019,091	08/13	SSB	13,855

Total Forward Foreign Currency Contracts						($1,053,320)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Rights (1)	$49,906	$—	$49,906	$—
	Preferred Stocks (1)	2,169,862	—	2,169,862	—
	Common Stocks
	Australia	3,421,769	—	3,421,769	—
	Belgium	2,211,777	—	2,211,777	—
	Brazil	1,018,372	1,018,372	—	—
	Canada	639,634	639,634	—	—
	China	1,705,645	—	1,705,645	—
	Denmark	1,168,181	—	1,168,181	—
	Finland	1,013,230	—	1,013,230	—
	France	20,484,206	—	20,484,206	—
	Germany	11,960,240	777,601	11,182,639	—
	Hong Kong	4,255,840	—	4,255,840	—
	Italy	4,363,539	—	4,363,539	—
	Japan	35,924,731	—	35,924,731	—
	Netherlands	5,434,584	—	5,434,584	—
	Norway	1,736,759	—	1,736,759	—
	Russia	887,908	887,908	—	—
	South Korea	1,010,539	—	1,010,539	—
	Spain	4,728,150	—	4,728,150	—
	Sweden	1,753,296	—	1,753,296	—
	Switzerland	8,032,356	—	8,032,356	—
	United Kingdom	31,782,246	—	31,782,246	—

		143,533,002	3,323,515	140,209,487	—
	Short-Term Investment	4,266,812	4,266,812	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	316,174	—	316,174	—
	Equity Contracts
	Futures	2,028	2,028	—	—

	Total Assets	150,337,784	7,592,355	142,745,429	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,369,494)	—	(1,369,494)	—
	Equity Contracts
	Futures	(1,300)	(1,300)	—	—

	Total Liabilities	(1,370,794)	(1,300)	(1,369,494)

	Total	$148,966,990	$7,591,055	$141,375,935	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Principal Amount	Value
FOREIGN GOVERNMENT BONDS & NOTES - 45.6%

Canada - 12.0%

Canadian Government 1.000% due 02/01/14	CAD 17,000,000	$16,157,031

France - 9.4%

French Treasury 4.500% due 07/12/13	EUR 9,700,000	12,640,391

Germany - 12.1%

Bundesobligation 2.250% due 04/11/14	12,390,000	16,399,244

United Kingdom - 12.1%

United Kingdom Gilt 2.250% due 03/07/14	GBP 10,650,000	16,416,144

Total Foreign Government Bonds & Notes (Cost $62,118,101)		61,612,810

	Principal Amount	Value
SHORT-TERM INVESTMENTS - 53.9%

U.S. Treasury Bills - 12.1%

0.110% due 09/19/13	$2,225,000	$2,224,851
0.175% due 09/19/13 ‡	14,200,000	14,199,048

		16,423,899

	Shares

Money Market Fund - 41.8%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	56,543,466	56,543,466

Total Short-Term Investments (Cost $72,963,466)		72,967,365

TOTAL INVESTMENTS - 99.5% (Cost $135,081,567)		134,580,175

OTHER ASSETS & LIABILITIES, NET - 0.5%		683,960

NET ASSETS - 100.0%		$135,264,135

Notes to Schedule of Investments

(a)	Short-term investments reflect either the stated coupon rate or the annualized effective yield on the date of purchase for discounted investments.

(b)	As of June 30, 2013, investments with a total aggregate value of $769,948 were fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(c)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
EUR	14,950,000	USD	19,894,563	07/13	BRC	($433,482)
INR	2,286,740,000	USD	39,345,148	07/13	RBS	(998,903)
JPY	1,910,200,000	USD	19,311,393	07/13	MSC	(50,060)
MXN	257,090,000	USD	19,878,977	07/13	RBS	(72,491)
NOK	114,270,000	USD	19,894,322	07/13	GSC	(1,095,004)
NZD	2,450,000	USD	1,985,309	07/13	RBS	(89,336)
PHP	802,000,000	USD	18,712,086	07/13	MSC	(152,305)
PLN	62,215,000	USD	19,275,634	07/13	JPM	(574,618)
THB	583,770,000	USD	18,767,119	07/13	GSC	34,332
TWD	593,800,000	USD	19,896,130	07/13	GSC	(80,714)
USD	49,623,671	AUD	52,710,000	07/13	BRC	1,487,076
USD	66,050,865	CAD	67,395,000	07/13	MSC	1,998,757
USD	1,340,207	CAD	1,410,000	07/13	RBS	145
USD	19,895,301	EUR	14,940,000	07/13	GSC	447,238
USD	49,872,647	EUR	37,765,000	07/13	RBS	712,266
USD	16,848,584	GBP	10,865,000	07/13	RBS	325,588
USD	39,136,403	INR	2,286,740,000	07/13	RBS	790,157
USD	19,801,998	NOK	114,270,000	07/13	RBS	1,002,680
USD	79,399,745	NZD	101,190,000	07/13	JPM	1,092,215
USD	2,947,065	NZD	3,820,000	07/13	RBS	(9,104)
USD	18,900,797	THB	583,770,000	07/13	GSC	99,346
USD	19,670,654	TWD	593,800,000	07/13	BRC	(144,762)

Total Forward Foreign Currency Contracts						$4,289,021

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(d)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Foreign Government Bonds & Notes	$61,612,810	$—	$61,612,810	$—
	Short-Term Investments	72,967,365	56,543,466	16,423,899	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	7,989,800	—	7,989,800	—

	Total Assets	142,569,975	56,543,466	86,026,509	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(3,700,779)	—	(3,700,779)	—

	Total Liabilities	(3,700,779)	—	(3,700,779)	—

	Total	$138,869,196	$56,543,466	$82,325,730	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 1.6%

France - 0.4%

Sanofi	3,686	$379,866
Total SA	6,722	327,793

		707,659

Germany - 0.9%

Deutsche Euroshop AG	14,000	556,874
Deutsche Wohnen AG	30,000	509,062
GSW Immobilien AG	13,900	535,858

		1,601,794

Luxembourg - 0.3%

GAGFAH SA *	46,800	576,346

Total Common Stocks (Cost $2,914,182)		2,885,799

	Principal Amount

MORTGAGE-BACKED SECURITIES - 1.7%

United States - 1.7%

Fannie Mae (IO)
5.957% due 01/25/43 § “	$5,860,778	1,209,679
6.007% due 03/25/33 § “	1,471,981	321,472
6.058% due 07/25/42 § “	2,468,888	486,834
6.247% due 11/25/37 § “	5,150,374	753,671
Freddie Mac (IO)
3.000% due 01/15/43 “	2,961,245	370,210

		3,141,866

Total Mortgage-Backed Securities (Cost $3,239,471)		3,141,866

FOREIGN GOVERNMENT BONDS & NOTES - 44.2%

Albania - 0.4%

Albania Government 7.500% due 11/04/15	EUR 490,000	646,575

Australia - 2.0%

Australia Government 1.250% due 02/21/22 ^ ~	AUD 1,196,000	1,112,709
5.750% due 07/15/22	2,395,000	2,522,303

		3,635,012

Cyprus - 0.7%

Cyprus Government
3.750% due 11/01/15 ~	EUR 350,000	346,237
4.375% due 07/15/14	350,000	398,742
4.625% due 02/03/20	515,000	440,752

		1,185,731

Ghana - 0.6%

Ghana Government
16.900% due 03/07/16	GHS 1,393,000	639,989
21.000% due 10/26/15	525,000	265,221
26.000% due 06/05/17	464,000	265,111

		1,170,321

Guatemala - 0.5%

Guatemala Government 4.875% due 02/13/28 ~	$900,000	823,500

	Principal Amount	Value
Jordan - 0.9%

Jordan Government
6.925% due 06/04/14	JOD 400,000	$572,570
7.078% due 07/18/14	700,000	1,004,386
7.950% due 02/05/15	100,000	145,553

		1,722,509

Lebanon - 0.9%

Lebanon Treasury
5.340% due 07/25/13	LBP 636,940,000	421,555
5.340% due 08/08/13	918,580,000	608,166
8.380% due 08/28/14	282,330,000	192,736
9.000% due 07/17/14	486,590,000	333,363

		1,555,820

Mexico - 3.8%

Mexican Bonos 8.000% due 12/19/13	MXN 87,000,000	6,847,690

New Zealand - 3.2%

New Zealand Government 2.000% due 09/20/25 ^	NZD 3,027,000	2,338,683
5.500% due 04/15/23	4,068,000	3,497,394

		5,836,077

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	$376,000	366,600

Philippines - 1.2%

Philippine Government 5.875% due 01/31/18	PHP 85,990,000	2,205,882

Romania - 5.4%

Romania Government
5.750% due 01/27/16	RON 10,150,000	3,007,641
5.800% due 10/26/15	10,800,000	3,200,248
5.850% due 07/28/14	2,930,000	864,107
5.900% due 07/26/17	4,130,000	1,215,153
6.000% due 04/30/15	1,960,000	581,363
6.000% due 04/30/16	2,920,000	870,641
11.000% due 03/05/14	400,000	121,514

		9,860,667

Rwanda - 0.5%

Rwanda Government
6.625% due 05/02/23 ~	$1,095,000	955,388

Serbia - 6.9%

Serbia Treasury
10.000% due 01/10/15	RSD 604,100,000	6,856,992
10.000% due 04/25/16	76,100,000	843,922
10.000% due 01/24/18	103,830,000	1,113,500
10.026% due 04/03/14	36,510,000	389,298
10.594% due 02/20/14	111,310,000	1,199,991
11.348% due 01/23/14	188,540,000	2,047,628

		12,451,331

Slovenia - 3.1%

Slovenia Government
4.125% due 01/26/20	EUR 320,000	375,639
4.375% due 01/18/21 ~	1,818,000	2,117,916
5.850% due 05/10/23 ~	$3,270,000	3,049,275

		5,542,830

Spain - 2.9%

Spain Letras del Tesoro 0.768% due 08/23/13	EUR 4,030,000	5,240,631

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

	Principal Amount	Value
Sri Lanka - 4.3%

Sri Lanka Government
5.875% due 07/25/22 ~	$1,776,000	$1,696,080
6.250% due 10/04/20 ~	796,000	796,000
7.000% due 03/01/14	LKR 7,500,000	56,243
7.500% due 08/15/18	85,010,000	556,873
8.500% due 04/01/18	321,960,000	2,220,379
8.500% due 07/15/18	113,540,000	780,691
9.000% due 05/01/21	169,260,000	1,130,773
11.750% due 04/01/14	37,500,000	289,730
11.750% due 03/15/15	37,500,000	291,184

		7,817,953

Turkey - 5.5%

Turkey Government
4.000% due 04/01/20 ^	TRY 10,091,470	5,598,524
5.690% due 07/17/13	7,487,000	3,875,911
6.043% due 04/09/14	909,776	446,482

		9,920,917

Uruguay - 1.2%

Uruguay Notas del Tesoro
2.250% due 08/23/17	UYU 13,303,074	660,690
2.750% due 06/16/16 ^	12,810,853	640,986
4.250% due 01/05/17 ^	15,447,380	816,041

		2,117,717

Total Foreign Government Bonds & Notes (Cost $84,043,423)		79,903,151

PURCHASED OPTIONS - 0.2%
(See Note (e) in Notes to Schedule of Investments)
(Cost $611,556)		345,212

SHORT-TERM INVESTMENTS - 59.0%

Foreign Government Issues - 18.4%

Bank Negara Malaysia Monetary Notes (Malaysia)
2.936% due 09/05/13	MYR 8,275,000	2,605,000
2.941% due 11/19/13	28,521,000	8,923,900
2.946% due 11/12/13	8,068,000	2,526,266
Kenya Treasury Bills (Kenya) 10.300% due 04/21/14	KES 130,400,000	1,435,581
Lebanon Treasury Bills (Lebanon)
4.945% due 12/05/13	LBP 672,910,000	435,872
4.972% due 11/21/13	750,970,000	487,353
5.008% due 10/10/13	307,650,000	200,784
5.036% due 11/07/13	99,760,000	64,863
5.300% due 06/12/14	300,240,000	188,934
5.407% due 07/11/13	299,090,000	197,600
Mexico Cetes (Mexico)
3.810% due 10/31/13	MXN 3,607,000	274,771
3.853% due 08/08/13	8,211,000	631,167
Monetary Authority of Singapore (Singapore) 0.381% due 09/20/13	SGD 140,000	110,395
Nigeria Treasury Bills (Nigeria)
10.441% due 08/01/13	NGN 700,000,000	4,260,392
10.865% due 12/05/13	592,876,000	3,441,915
13.748% due 06/05/14	206,571,000	1,119,027
Romania Treasury Bills (Romania) 5.916% due 01/15/14	RON 5,700,000	1,619,372
Sri Lanka Treasury Bills (Sri Lanka)
10.845% due 06/06/14	LKR 164,800,000	1,150,597
11.123% due 02/28/14	81,910,000	588,603
11.141% due 02/21/14	22,700,000	163,453
11.151% due 03/07/14	22,600,000	162,068
11.231% due 05/02/14	40,320,000	284,381
11.231% due 05/09/14	39,470,000	277,820

	Principal Amount	Value
11.242% due 06/20/14	LKR 89,960,000	$628,080
11.281% due 03/14/14	40,000,000	286,248
11.281% due 04/18/14	39,500,000	279,749
11.284% due 03/28/14	77,670,000	553,492
11.351% due 02/14/14	23,000,000	165,948
11.381% due 04/04/14	38,630,000	274,712

		33,338,343

	Shares
Money Market Fund - 28.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	51,650,012	51,650,012

	Principal Amount
Repurchase Agreements - 9.2%

Barclays PLC (0.050%) due 08/27/13 (Dated 06/27/13, repurchase price of $3,947,606; Collateralized by Belgium Government: 3.750% due 09/28/20 and value $4,015,647)	EUR 3,033,045	3,947,940
Barclays PLC 0.100% due 07/24/13 (Dated 06/24/13, repurchase price of $748,062; Collateralized by State of Qatar: 5.250%% due 01/20/20 and value $739,623)	$748,000	748,000
Barclays PLC 0.200% due 07/24/13 (Dated 06/24/13, repurchase price of $1,066,803; Collateralized by State of Qatar: 3.241%% due 01/18/23 and value $1,026,218)	1,066,625	1,066,625
Citibank Inc (0.150%) due 08/12/13 (Dated 06/11/13, repurchase price of $7,370,599; Collateralized by France Government: 4.000% due 10/25/38 and value $7,210,457)	EUR 5,664,000	7,372,504
Nomura Securities (0.100%) due 07/10/13 (Dated 07/03/13, repurchase price of $1,016,771; Collateralized by Spain Government: 5.400% due 01/31/23 and value $1,020,508)	781,160	1,016,791
Nomura Securities 0.200% due 10/16/13 (Dated 07/16/13, repurchase price of $2,467,742; Collateralized by State of Qatar: 6.550% due 04/09/19 and value $2,483,198)	$2,466,481	2,466,481

		16,618,341

U.S. Treasury Bills - 2.8%

0.046% due 09/19/13 ‡	5,000,000	4,999,665

Total Short-Term Investments (Cost $107,835,720)		106,606,361

TOTAL INVESTMENTS - 106.7% (Cost $198,644,352)		192,882,389

TOTAL SECURITIES SOLD SHORT - (7.2%) (See Note (b) in Notes to Schedule of Investments) (Proceeds $13,357,013)		(12,981,846)

OTHER ASSETS & LIABILITIES, NET - 0.5%		942,638

NET ASSETS - 100.0%		$180,843,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Notes to Schedule of Investments

(a)	Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(b)	Securities sold short outstanding as of June 30, 2013 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes – (7.2%)
Belgium Government 3.750% due 09/28/20	EUR 2,689,000	($3,916,806)
France Government 4.000% due 10/25/38	4,800,000	(7,040,735)
Spain Government 5.400% due 01/31/23	730,000	(998,755)
Qatar Government 3.241% due 01/18/23	$1,060,000	(1,025,550)

Total Securities Sold Short (Proceeds $13,357,013)		($12,981,846)

(c)	Open futures contracts outstanding as of June 30, 2013 were as follows:

Long Futures Outstanding	Counterparty	Number of Contracts	Notional Amount	Unrealized Appreciation (Depreciation)
Eris 10-Year Deliverable Interest Rate Swap (09/13)	GSC	20	$2,000,000	$59,442
Nikkei 225 Index (09/13)	CIT	32	JPY 415,937,410	138,302

				197,744

Short Futures Outstanding

CAC 40 Index (07/13)	GSC	65	EUR 2,502,952	99,974
Euro-Bobl 5-Year Notes (09/13)	MER	69	6,900,000	95,914
Euro-Bund 10-Year Notes (09/13)	MER	5	500,000	13,273
Euro-OAT 10-Year Notes (09/13)	MER	30	3,000,000	105,783
Euro-Schatz 10-Year Notes (09/13)	MER	6	600,000	1,279
Japanese Government 10-Year Bonds (09/13)	CIT	6	JPY 600,000,000	(7,868)
U.S. 10-Year Deliverable Interest Rate Swap (09/13)	GSC	19	$1,900,000	72,564

				380,919

Total Futures Contracts				$578,663

(d)	Forward foreign currency contracts outstanding as of June 30, 2013 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	4,050,149	USD	3,757,729	07/13	JPM	$—
CNH	40,652,000	USD	6,561,548	07/13	JPM	49,861
CNH	42,077,000	USD	6,793,535	07/13	SCB	49,675
CNY	36,638,000	USD	5,924,453	08/13	HSB	21,183
COP	4,807,300,000	USD	2,482,565	07/13	SCB	10,695
COP	1,175,430,000	USD	632,377	08/13	CIT	(24,024)
COP	1,829,412,000	USD	984,216	08/13	MSC	(37,390)
EUR	649,486	HRK	4,985,000	03/14	CIT	(16,254)
EUR	336,107	HRK	2,565,000	03/14	MSC	(5,863)
EUR	1,773,154	HRK	13,612,100	04/14	CIT	(43,419)
EUR	9,892,717	HUF	2,971,772,000	07/13	JPM	(213,754)
EUR	968,106	HUF	291,264,228	07/13	SCB	(22,880)
EUR	380,069	RSD	43,248,000	07/13	CIT	—
EUR	555,090	SGD	927,000	08/13	GSC	(8,699)
EUR	432,378	USD	555,740	08/13	GSC	7,199
EUR	4,319,000	USD	5,736,266	09/13	GSC	(112,560)
HKD	15,004,000	USD	1,934,278	07/13	SCB	350
INR	711,566,000	USD	12,256,545	07/13	SCB	(326,526)
JPY	147,073,000	USD	1,495,997	07/13	SCB	(13,091)
KES	56,344,000	USD	632,368	04/14	SCB	(9,242)
KES	18,416,000	USD	199,848	04/14	SCB	3,820
MXN	52,990,000	USD	4,278,459	07/13	SCB	(197,927)
NOK	35,290,000	EUR	4,712,370	07/13	CIT	(326,441)
NOK	6,732,000	EUR	879,247	07/13	HSB	(37,654)
NOK	2,160,000	EUR	274,218	07/13	SCB	(1,805)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PEN	972,000	USD	352,532	07/13	SCB	($3,725)
PHP	206,974,000	USD	4,906,081	07/13	GSC	(115,595)
PHP	46,553,000	USD	1,099,634	07/13	JPM	(22,064)
PHP	251,220,000	USD	5,810,111	07/13	JPM	4,327
PHP	82,647,000	USD	1,939,115	07/13	SCB	(26,727)
PHP	27,000,000	USD	624,711	07/13	SCB	48
PHP	60,475,000	USD	1,409,674	08/13	JPM	(10,840)
PHP	32,782,100	USD	757,845	09/13	GSC	—
PHP	16,657,118	USD	385,073	09/13	JPM	—
PHP	49,513,782	USD	1,143,760	10/13	GSC	—
RSD	21,162,774	EUR	184,136	07/13	CIT	1,976
RUB	50,204,000	USD	1,612,540	07/13	HSB	(88,194)
RUB	47,723,000	USD	1,487,827	09/13	HSB	(56,120)
RUB	4,491,000	USD	140,410	09/13	JPM	(5,678)
RUB	17,360,000	USD	536,258	12/13	GSC	(23,798)
RUB	34,814,000	USD	1,070,048	12/13	JPM	(42,354)
RUB	204,250,963	USD	6,121,713	05/14	CIT	(223,149)
RUB	130,446,944	USD	3,922,191	05/14	SCB	(157,812)
SEK	40,600,000	EUR	4,823,858	07/13	CIT	(226,466)
SEK	3,675,000	EUR	428,651	08/13	SCB	(10,657)
SGD	1,734,000	EUR	1,063,282	08/13	CIT	(16,224)
SGD	1,826,000	EUR	1,119,202	08/13	SCB	(16,441)
SGD	843,000	USD	683,976	07/13	CIT	(18,858)
SGD	7,684,000	USD	6,107,428	07/13	GSC	(44,794)
SGD	2,151,142	USD	1,694,480	07/13	GSC	2,684
SGD	3,081,940	USD	2,427,527	07/13	JPM	3,999
SGD	2,268,918	USD	1,787,084	07/13	SCB	3,000
SGD	4,564,000	USD	3,599,426	09/13	GSC	1,792
USD	7,158,150	AUD	7,537,149	07/13	JPM	277,580
USD	356,814	AUD	389,000	10/13	SCB	—
USD	510,052	CLP	247,069,000	08/13	JPM	28,180
USD	1,119,477	CLP	545,465,000	08/13	SCB	55,628
USD	6,554,822	CNH	40,417,000	07/13	GSC	(18,977)
USD	6,252,389	CNH	38,561,000	07/13	SCB	(18,441)
USD	1,773,378	CNY	10,982,000	08/13	SCB	(8,787)
USD	236,291	EUR	183,422	08/13	CIT	(2,517)
USD	28,741,032	EUR	22,263,786	08/13	GSC	(250,644)
USD	1,803,564	EUR	1,365,081	08/13	GSC	31,410
USD	5,286,415	EUR	4,025,089	08/13	SCB	45,830
USD	17,338,436	EUR	13,176,455	09/13	GSC	181,567
USD	10,575,627	GBP	6,819,061	08/13	GSC	207,387
USD	13,782,676	JPY	1,368,700,000	07/13	GSC	(18,438)
USD	3,623,453	JPY	347,383,000	07/13	GSC	120,661
USD	1,454,189	JPY	147,073,000	07/13	SCB	(28,718)
USD	1,496,165	JPY	147,073,000	08/13	SCB	13,075
USD	571,806	LKR	75,900,789	12/13	HSB	7,915
USD	414,264	LKR	55,760,000	01/14	HSB	1,762
USD	1,904,167	MYR	6,100,000	07/13	GSC	(25,007)
USD	1,303,740	MYR	4,200,000	09/13	SCB	(19,453)
USD	3,816,044	NZD	4,721,366	08/13	GSC	171,321
USD	2,480,088	NZD	3,194,961	09/13	GSC	20,868
USD	7,602,912	RUB	244,323,527	07/13	CIT	190,991
USD	3,808,119	RUB	123,971,448	07/13	SCB	50,408
USD	1,615,682	RUB	52,214,000	09/13	JPM	49,243
USD	390,981	RUB	12,832,000	12/13	GSC	12,186
USD	1,212,949	RUB	39,342,000	12/13	JPM	51,591
USD	3,599,085	SGD	4,564,000	07/13	GSC	(1,726)
USD	2,341,446	SGD	2,938,000	07/13	GSC	23,483
USD	2,512,157	TRY	4,882,000	07/13	CIT	(11,458)
USD	1,032,359	TRY	1,971,000	07/13	JPM	13,504
USD	4,159,692	TWD	122,661,000	08/13	JPM	65,624
USD	1,553,156	TWD	46,750,000	09/13	GSC	(8,326)
USD	1,550,066	TWD	46,750,000	09/13	SCB	(11,416)
USD	5,296,523	ZAR	53,249,120	08/13	SCB	(58,027)
USD	1,844,329	ZAR	18,683,489	10/13	SCB	—

Total Forward Foreign Currency Contracts						($1,208,137)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(e)	Purchased options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - OTC Colombian Peso versus U.S. Dollar	COP 1,757.00	02/18/14	CIT	COP 10,912,021,000	$70,604	$16,030
Call - OTC Colombian Peso versus U.S. Dollar	1,757.00	02/18/14	JPM	2,561,813,000	17,701	3,763

					88,305	19,793

Put - OTC British Pound versus U.S. Dollar	$1.35	03/13/14	MSC	GBP 11,256,000	165,647	85,703
Put - OTC British Pound versus U.S. Dollar	1.40	03/13/14	CIT	5,619,000	127,124	75,102
Put - OTC Indian Rupee versus U.S. Dollar	INR 56.50	06/09/14	GSC	$2,275,000	32,760	20,637
Put - OTC Indian Rupee versus U.S. Dollar	56.50	06/09/14	JPM	2,265,000	30,691	20,546
Put - OTC Colombian Peso versus U.S. Dollar	COP 1,845.00	06/12/14	CIT	2,160,000	30,382	23,933
Put - OTC Indian Rupee versus U.S. Dollar	INR 57.00	06/16/14	JPM	4,489,000	75,976	48,046
Put - OTC Indian Rupee versus U.S. Dollar	58.00	06/19/14	JPM	3,568,867	60,671	51,452

					523,251	325,419

Total Purchased Options					$611,556	$345,212

(f)	Transactions in written options for the three-month period ended June 30, 2013 were as follows:

	Notional Amount in $	Premium
Outstanding, March 31,2013	—	$—
Call Options Written	10,791,867	196,345

Outstanding, June 30, 2013	10,791,867	$196,345

(g)	Premiums received and value of written options outstanding as of June 30, 2013 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - OTC Indian Rupee versus U.S. Dollar	INR 65.00	06/09/14	GSC	$1,800,000	$33,570	($70,456)
Call - OTC Indian Rupee versus U.S. Dollar	65.00	06/09/14	JPM	1,832,000	32,610	(71,708)
Call - OTC Indian Rupee versus U.S. Dollar	67.00	06/16/14	JPM	3,591,000	70,922	(113,289)
Call - OTC Indian Rupee versus U.S. Dollar	70.00	06/19/14	JPM	3,568,867	59,243	(81,987)

Total Written Options					$196,345	($337,440)

(h)	Swap agreements outstanding as of June 30, 2013 were as follows:

Credit Default Swaps on Sovereign Issues – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	CIT	2.848%	$198,000	$12,014	$10,567	$1,447
China Government	1.000%	12/20/17	JPM	1.042%	3,100,000	4,686	(59,131)	63,817
Croatia Government	1.000%	03/20/18	CIT	3.220%	3,137,000	298,948	246,964	51,984
Thailand Government	1.000%	03/20/18	CIT	1.141%	3,300,000	20,094	(16,419)	36,513
Croatia Government	1.000%	03/20/18	HSB	3.220%	313,000	29,828	29,014	814
Banque Centrale de Tunisie	1.000%	03/20/18	JPM	3.647%	375,000	41,785	40,581	1,204
China Government	1.000%	03/20/18	JPM	1.096%	1,100,000	4,458	(17,333)	21,791
Qatar Government	1.000%	03/20/18	JPM	0.776%	418,000	(4,439)	(7,056)	2,617
Croatia Government	1.000%	03/20/18	MSC	3.220%	325,000	30,972	30,350	622
Lebanon Government	5.000%	03/20/18	JPM	4.679%	689,000	(10,212)	(29,026)	18,814
Colombia Government	1.000%	06/20/18	CIT	1.407%	460,000	8,733	(695)	9,428
Croatia Government	1.000%	06/20/18	CIT	3.286%	800,000	82,001	76,719	5,282
Lebanon Government	1.000%	06/20/18	GSC	4.761%	5,166,000	837,070	715,241	121,829
Qatar Government	1.000%	06/20/18	GSC	0.815%	1,420,000	(13,068)	(20,960)	7,892
Russia Government	1.000%	06/20/18	JPM	1.894%	2,307,000	95,776	39,754	56,022
Croatia Government	1.000%	06/20/18	MSC	3.286%	322,000	33,006	33,781	(775)
Croatia Government	1.000%	06/20/18	MSC	3.286%	599,000	61,399	58,290	3,109
Venezuela Government	5.000%	06/20/18	CIT	10.378%	3,644,000	696,102	430,339	265,763
Colombia Government	1.000%	12/20/22	CIT	1.841%	6,520,000	437,118	223,551	213,567
Russia Government	1.000%	12/20/22	GSC	2.413%	5,240,000	573,589	413,671	159,918
Mexico Government	1.000%	12/20/22	HSB	1.730%	5,910,000	345,357	197,574	147,783
South Africa Government	1.000%	12/20/22	HSB	2.658%	22,560,000	2,864,670	1,985,816	878,854
Spain Government	1.000%	12/20/22	HSB	3.115%	5,250,000	789,745	974,920	(185,175)
Mexico Government	1.000%	06/20/23	CIT	1.751%	461,000	28,763	15,032	13,731
Venezuela Government	5.000%	06/20/23	GSC	10.024%	850,000	218,326	193,696	24,630

						$7,486,721	$5,565,240	$1,921,481

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Credit Default Swaps on Sovereign Issues – Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 06/30/13 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
South Africa Government	1.000%	12/20/17	HSB	1.978%	$22,560,000	($929,849)	($463,220)	($466,629)
Turkey Government	1.000%	12/20/22	GSC	2.329%	5,240,000	(541,118)	(346,016)	(195,102)

						($1,470,967)	($809,236)	($661,731)

Credit Default Swaps on Credit Indices – Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia 19 5Y	1.000%	06/20/18	CIT	$4,278,000	$98,864	$137,839	($38,975)
iTraxx Asia 19 5Y	1.000%	06/20/18	CIT	767,000	17,645	15,110	2,535
iTraxx FINSNR 18 5Y	1.000%	06/20/18	CIT	EUR 805,000	32,812	28,716	4,096
iTraxx Asia 19 5Y	1.000%	06/20/18	GSC	$1,544,000	35,520	30,183	5,337
iTraxx Asia 19 5Y	1.000%	06/20/18	JPM	1,148,000	26,410	19,874	6,536
iTraxx FINSNR 18 5Y	1.000%	06/20/18	MSC	EUR 1,890,000	77,036	107,907	(30,871)
iTraxx FINSUB 18 5Y	5.000%	06/20/18	CIT	1,312,000	(195,276)	(216,276)	21,000
iTraxx FINSUB 18 5Y	5.000%	06/20/18	JPM	1,260,000	(187,536)	(142,090)	(45,446)
iTraxx FINSUB 18 5Y	5.000%	06/20/18	MSC	1,470,000	(218,792)	(230,868)	12,076

					($313,317)	($249,605)	($63,712)

Total Credit Default Swaps					$5,702,437	$4,506,399	$1,196,038

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and is a representation of the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Cross Currency Swaps

Notional Amount on Fixed Rate Currency Received	Notional Amount on Floating Rate Currency Delivered	Pay/Receive Floating Rate	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
TRY 11,627,055	$6,521,062	Receive	MSC	5.370%	04/01/20	$1,108,128	$—	$1,108,128

Interest Rate Swaps

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Month MXN Interbank TIIE	JPM	Pay	4.430%	06/30/14	MXN 192,700,000	$—	$—	$—
6-Month PLN-WIBOR	HSB	Receive	3.356%	12/12/17	PLN 6,880,000	13,221	—	13,221
6-Month PLN-WIBOR	HSB	Pay	3.430%	12/12/17	60,000,000	106,640	—	106,640
6-Month PLN-WIBOR	HSB	Receive	3.620%	12/12/17	13,000,000	(22,995)	—	(22,995)
3-Month Chile Bank Bills	CIT	Pay	2.010%	05/20/18	CLP 5,556,830,000	(65,152)	—	(65,152)
3-Month Chile Bank Bills	CIT	Receive	4.700%	05/20/18	5,556,830,000	133,054	—	133,054
3-Month New Zealand Bank Bills	CIT	Pay	3.720%	12/12/22	NZD 15,830,000	(694,097)	—	(694,097)
3-Month New Zealand Bank Bills	JPM	Pay	4.125%	02/25/23	1,422,000	(17,060)	—	(17,060)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

Floating Rate Index	Counter- party	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month New Zealand Bank Bills	JPM	Pay	4.140%	02/25/23	NZD 2,873,000	($31,706)	$—	($31,706)
3-Month New Zealand Bank Bills	JPM	Pay	4.060%	06/04/23	1,620,000	(42,513)	—	(42,513)
3-Month New Zealand Bank Bills	CIT	Pay	4.073%	06/05/23	950,000	(25,211)	—	(25,211)
3-Month New Zealand Bank Bills	DUB	Pay	4.660%	06/25/23	3,933,000	41,961	31	41,930

Total Interest Rate Swaps						($603,858)	$31	($603,889)

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
Interest from Guatemala Bills	3-Month USD-LIBOR + 50 bp	CIT	12/5/2013	GTQ 2,350,000	$4,373	$—	$4,373

Total Swap Agreements					$6,211,080	$4,506,430	$1,704,650

(i)	As of June 30, 2013, investments with a total aggregate value of $1,890,874 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts and forward foreign currency contracts.

(j)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,885,799	$—	$2,885,799	$—
	Mortgage-Backed Securities	3,141,866	—	3,141,866	—
	Foreign Government Bonds & Notes	79,903,151	—	78,180,642	1,722,509
	Short-Term Investments	106,606,361	51,650,012	54,956,349	—
	Derivatives:
	Credit Contracts
	Swaps	7,802,727	—	7,802,727	—
	Equity Contracts
	Futures	238,276	238,276	—	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	1,780,823	—	1,780,823	—
	Purchased Options	345,212	—	345,212	—
	Swaps	1,108,128	—	1,108,128	—

	Total Foreign Currency Contracts	3,234,163	—	3,234,163	—

	Interest Rate Contracts
	Futures	348,255	348,255	—	—
	Swaps	299,249	—	299,249	—

	Total Interest Rate Contracts	647,504	348,255	299,249	—

	Total Assets - Derivatives	11,922,670	586,531	11,336,139	—

	Total Assets	204,459,847	52,236,543	150,500,795	1,722,509

Liabilities	Securities Sold Short
	Foreign Government Bonds & Notes	(12,981,846)	—	(12,981,846)	—
	Derivatives:
	Credit Contracts
	Swaps	(2,100,290)	—	(2,100,290)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(2,988,960)	—	(2,988,960)	—
	Written Options	(337,440)	—	(337,440)	—

	Total Foreign Currency Contracts	(3,326,400)	—	(3,326,400)	—

	Interest Rate Contracts
	Futures	(7,868)	(7,868)	—	—
	Swaps	(898,734)	—	(898,734)	—

	Total Interest Rate Contracts	(906,602)	(7,868)	(898,734)	—

	Total Liabilities - Derivatives	(6,333,292)	(7,868)	(6,325,424)	—

	Total Liabilities	(19,315,138)	(7,868)	(19,307,270)	—

	Total	$185,144,709	$52,228,675	$131,193,525	$1,722,509

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments

June 30, 2013 (Unaudited)

	Shares	Value
COMMON STOCKS - 86.3%

Australia - 6.2%

Gryphon Minerals Ltd *	270,410	$31,887
Newcrest Mining Ltd	293,191	2,633,295
Perseus Mining Ltd *	500,274	198,486
Regis Resources Ltd *	320,745	845,940
Troy Resources Ltd	79,274	110,688

		3,820,296

Bermuda - 0.6%

Continental Gold Ltd *	120,150	377,004

Canada - 59.0%

Agnico Eagle Mines Ltd	105,780	2,913,181
Alamos Gold Inc	173,583	2,102,736
Aureus Mining Inc *	190,931	65,519
AuRico Gold Inc	100,000	438,338
B2Gold Corp *	370,000	788,058
Barrick Gold Corp	146,643	2,308,161
Centerra Gold Inc	165,938	523,832
Detour Gold Corp *	188,451	1,478,293
Eldorado Gold Corp	458,601	2,838,730
First Quantum Minerals Ltd	27,489	407,748
Franco-Nevada Corp	57,553	2,060,350
Goldcorp Inc	235,804	5,831,433
IAMGOLD Corp	220,437	926,435
Kinross Gold Corp	557,932	2,859,421
MAG Silver Corp *	37,430	218,878
New Gold Inc *	225,557	1,460,534
Osisko Mining Corp *	500,767	1,657,002
Platinum Group Metals Ltd *	324,000	283,427
Pretium Resources Inc *	8,486	56,321
Rio Alto Mining Ltd *	100,710	186,731
SEMAFO Inc	50,249	74,057
Silver Wheaton Corp	65,754	1,293,381
Tahoe Resources Inc *	90,459	1,282,442
Torex Gold Resources Inc *	480,392	607,513
Yamana Gold Inc	393,495	3,752,738

		36,415,259

Peru - 1.0%

Cia de Minas Buenaventura SA ADR	41,754	616,289

South Africa - 2.1%

AngloGold Ashanti Ltd ADR	46,457	664,335
Gold Fields Ltd ADR	52,566	275,972
Impala Platinum Holdings Ltd	36,972	347,128

		1,287,435

United Kingdom - 11.6%

Fresnillo PLC	110,285	1,454,197
Hochschild Mining PLC	72,124	169,554
Randgold Resources Ltd ADR	86,085	5,513,744

		7,137,495

United States - 5.8%

Newmont Mining Corp	60,921	1,824,584
Royal Gold Inc	41,717	1,755,451

		3,580,035

Total Common Stocks (Cost $90,643,123)		53,233,813

	Shares	Value
SHORT-TERM INVESTMENT - 12.6%

Money Market Fund - 12.6%

BlackRock Liquidity Funds Treasury Trust Fund Portfolio	7,753,748	$7,753,748

Total Short-Term Investment (Cost $7,753,748)		7,753,748

TOTAL INVESTMENTS - 98.9% (Cost $98,396,871)		60,987,561

OTHER ASSETS & LIABILITIES, NET - 1.1%		700,076

NET ASSETS - 100.0%		$61,687,637

Notes to Schedule of Investments

(a)	As of June 30, 2013, the fund was diversified by precious metals sector as a percentage of net assets as follows:

Gold	77.2%
Precious Metals & Minerals	8.2%
Others (each less than 3.0%)	0.9%

86.3%
Short-Term Investment	12.6%
Other Assets & Liabilities, Net	1.1%

100.0%

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

PL PRECIOUS METALS FUND

Schedule of Investments (Continued)

June 30, 2013 (Unaudited)

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 1D in Supplemental Notes to Schedules of Investments) as of June 30, 2013:

		Total Value at June 30, 2013	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$3,820,296	$—	$3,820,296	$—
	Bermuda	377,004	377,004	—	—
	Canada	36,415,259	36,349,740	65,519	—
	Peru	616,289	616,289	—	—
	South Africa	1,287,435	940,307	347,128	—
	United Kingdom	7,137,495	5,513,744	1,623,751	—
	United States	3,580,035	3,580,035	—	—

		53,233,813	47,377,119	5,856,694	—
	Short-Term Investment	7,753,748	7,753,748	—	—

	Total	$60,987,561	$55,130,867	$5,856,694	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on page 98

PACIFIC LIFE FUNDS

Schedules of Investments (Continued)

Explanation of Symbols and Terms

June 30, 2013 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of June 30, 2013. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of June 30, 2013.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

¯	Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Trust does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Trust’s Board of Trustees (the “Board’).
‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for futures contracts, swap contracts and forward foreign currency contracts, if any, as of June 30, 2013.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 1D in Supplemental Notes to Schedule of Investments).

Counterparty Abbreviations:
BNY	Bank of New York Mellon
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
GSC	Goldman Sachs
HSB	HSBC
JPM	JPMorgan Chase
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SGN	Societe Generale
SSB	State Street Bank
TDB	Toronto Dominion Bank
UBS	UBS
WBC	Westpac Banking Group

Currency Abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Columbian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
GHS	Ghana Cedi
GTQ	Guatemalan Quetzal
HKD	Hong Kong Dollar
HRK	Croatian Kuna
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JOD	Jordanian Dinar
JPY	Japanese Yen
KES	Kenyan Shilling
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Bhat
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

Other Abbreviations:
ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CPI	Consumer Price Index
CVA	Certificaten Van Aandelen (Dutch Certificate)
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
LIBOR	London Interbank Offered Rate
‘NY’	New York Shares
OTC	Over the Counter
REIT	Real Estate Investment Trust
WIBOR	Warsaw Interbank Offered Rate

Notes:

The countries listed in the Schedules of Investments are based on country of incorporation.

See Supplemental Notes to Schedules of Investments

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments

June 30, 2013 (Unaudited)

1. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Pacific Life Funds (the “Trust”) is comprised of thirty-three funds (each a “Fund”, and collectively the “Funds”. The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of its investments each business day. Under the Valuation Policy, the Board has delegated certain functions to a Trustee Valuation Committee or another valuation committee to determine the fair value of certain investments. Each valuation committee that values each Fund’s investments, which includes using third party pricing services and/or alternate valuation methodologies approved by the Board, does so in accordance with the Valuation Policy. Notes 1B and 1C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund of the Trust is divided into shares and share classes, if applicable. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets (the value of the securities and other investments a Fund holds), subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once a day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the time of the close of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem Fund shares.

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Portfolio Optimization Funds and the PL Alternative Strategies Fund

The investments of the PL Portfolio Optimization Conservative Fund, PL Portfolio Optimization Moderate-Conservative Fund, PL Portfolio Optimization Moderate Fund, PL Portfolio Optimization Moderate Aggressive Fund and PL Portfolio Optimization Aggressive Fund (collectively, the “Portfolio Optimization Funds”) and the PL Alternative Strategies Fund consist of Class P shares of other funds of the Trust (collectively, the “PL Underlying Funds”) and the PL Floating Rate Income Fund (for the PL Alternative Strategies Fund only), which are valued at their respective NAVs at the time of computation.

Money Market Instruments and Short-Term Investments

Money market instruments and short-term investments maturing within 60 days are valued at amortized cost in accordance with the Investment Company Act of 1940 (“1940 Act”). Amortized cost involves valuing an investment at cost on the date of acquisition and thereafter assuming a constant accretion of a discount or amortization of a premium to maturity, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Fund investments in other mutual funds for temporary cash management purposes are valued at their respective NAVs.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Trust uses the last reported sale price or official closing price from an exchange as of the time of the NYSE close and do not normally take into account trading, clearances or settlements that take place after the NYSE close. Investments, for which no sales are reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

Foreign equity investments are normally priced based on data reflecting the closing of the principal markets or market participants for those investments, which may be earlier than the NYSE close. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the NYSE close. The Trust has retained an independent statistical service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in forward currencies are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

Exchange Traded Futures, Options and Swaps

Exchange traded futures, options and swaps are normally priced at the settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealer.

Over the Counter (“OTC”) Investments and Certain Equity Investments

OTC investments (including swaps and options), are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap contracts are valued using alternative valuation methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Fixed Income Investments

Fixed income investments are generally valued by approved pricing and quotation services using the mean between the most recent bid and ask prices which are based upon evaluated prices determined from various observable market and other factors. Certain fixed-income investments are valued by a benchmark, matrix, or other pricing methodologies approved by the Board.

Investment Values Determined by a Valuation Committee

The Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, the use of broker quotes, the use of purchase prices for initial public offerings, proration rates, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee, or to the Board. Valuations determined by the Trustee Valuation Committee or other valuation committee may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the close of the NYSE.

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, a valuation oversight committee (“VOC”) has been established which determines the level in which each Fund’s investments are characterized. The VOC includes investment, legal, accounting and compliance members of the Trust’s Adviser, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Quoted prices (unadjusted) in active markets for identical investments

•	Level 2 - Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

•	Level 3 - Significant unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how each Fund’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for valuing each Fund’s investments are not necessarily an indication of the relative risks associated with investing in those investments. For example, money market instruments are valued using amortized cost in accordance with the rules under the 1940 Act. Generally, amortized cost approximates the current fair value of an investment, but since the value is not obtained from a quoted price in an active market, such investments are reflected as Level 2. Foreign investments that are valued with the assistance of a statistical research service approved by the Board, and based on significant observable inputs (as described in Note 3C) are reflected as Level 2. For fair valuations using significant unobservable inputs, the Trust presents a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. The Trust also discloses the amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only

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when a Fund had an amount of Level 3 investments at the beginning and/or end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed only when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. A summary of each Fund’s investments as of June 30, 2013 as categorized under the three-tier hierarchy of inputs, and the reconciliation of Level 3 investments and information on transfers in and out of each level, if applicable, can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities.

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price. The models also take into consideration data received from active market makers and inter-dealer brokers, yield curves, and the spread over comparable U.S. Treasury issues. The spreads change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government & Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government & Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where

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applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government & Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts are traded on commodity exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Options Contracts

Exchange listed options contracts are traded on securities exchanges and are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed options contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC options contracts are fair valued based on either broker-dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC options contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swaps

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swaps execution facility are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Total Return swaps traded over-the-counter are fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loans (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Short-Term Investments

Short-term investments maturing within 60 days are valued using amortized cost, which is used if it approximates market value, and are reflected as Level 2. Repurchase agreements are fully collateralized. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments, and are reflected as Level 2. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral.

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2. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of assets owned by a Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested. Events in the financial markets have the potential to cause increased volatility and uncertainty, which may impact the value of each Fund’s investments. Due to interdependencies between markets, events in one market may adversely impact other markets or issuers in unforeseen ways. As a result, the value of a Fund’s investments may be adversely affected by events in the markets, either directly or indirectly, and each Fund is exposed to potential decreases in the value of those investments. In addition, traditionally liquid investments may experience periods of diminished liquidity. Governmental and regulatory responses to market events may impair either the Adviser’s or a sub-adviser’s ability to pursue certain investment techniques or strategies and may have unexpected consequences on particular markets, strategies, or investments. Future events may impact a Fund in unforeseen ways, leading a Fund to alter its existing strategies or, potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and the PL Alternative Strategies Fund are exposed to the same risks as the PL Underlying Funds and PL Floating Rate Income Fund (for the PL Alternative Strategies Fund only) in direct proportion to the allocation of assets among those funds. Allocations among the PL Underlying Funds and PL Floating Rate Income Fund are determined using an asset allocation process, which seeks to provide performance that has a low to moderate correlation with the performance of traditional equity and fixed income asset classes over long-term periods. The allocations of the Portfolio Optimization Funds and the PL Alternative Strategies Fund may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PL Underlying Funds and PL Floating Rate Income Fund may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and the PL Alternative Strategies Fund seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any one or several PL Underlying Funds and PL Floating Rate Income Fund (for the PL Alternative Strategies Fund only) (See Note 4).

Equity Investments

The price of equity investments change in response to many factors, including a company’s historical and prospective earnings, cash flows, the value of its assets, investor perceptions and many of the General Investment Risk factors noted above.

Fixed Income Investments

Fixed income (debt) investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates, although the factors noted above may also have a significant impact on fixed income (debt) investments. There is a risk that an issuer of a Fund’s fixed income (debt) investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high- yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage related securities, structured investment vehicles and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign Investments

There are certain additional risks involved in investing in foreign securities that are generally not inherent in investments in domestic securities. These risks may involve foreign currency fluctuations, adverse political, social and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions. In addition, the securities of some foreign companies and securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities markets. The markets in emerging markets countries can be extremely volatile.

Illiquid Investments

Each Fund may not invest in illiquid securities and illiquid bank loans (collectively, “Illiquid Investments”) if as a result of such investment, more than 15% of its net assets (5% of total assets for the PL Money Market Fund), taken at market value at the time of such investment, would be invested in Illiquid Investments. The term “Illiquid Investments” for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the investments. Illiquid Investments may be difficult to value and difficult to sell, which means a Fund may not be able to sell such investments quickly for their full value. The value of Illiquid Investments held by each Fund as of June 30, 2013 was less than 15% of its net assets (5% of total assets for the PL Money Market Fund).

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans, the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates of domestic or foreign corporations, partnerships and other entities (“Borrowers”). Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates

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generally include prime rates of one or more major U.S. banks, LIBOR rates or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of June 30, 2013, no participation interest in Senior Loans was held by any of the Funds covered in this report.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income (debt) securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other fixed-income and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Agencies or Government-Sponsored Enterprises

Certain Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. The U.S. Government does not guarantee the NAV of each Fund’s shares. Some U.S. Government securities, such as Treasury Bills, notes and bonds, and securities guaranteed by GNMA (or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U. S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation, the common stock of which is owned

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entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed- delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Short Sales

Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions), results in leverage which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increases a Fund’s volatility.

Repurchase Agreements

Certain Funds may invest in repurchase agreements. Repurchase agreements permit the investor to maintain liquidity and earn income over periods of time as short as overnight. Repurchase agreements held by a Fund are fully collateralized by U.S. Government securities, or securities issued by U.S. Government agencies, or securities that are within the three highest credit categories assigned by established rating agencies (Aaa, Aa, or A by Moody’s or AAA, AA or A by Standard & Poor’s) or, if not rated by Moody’s or Standard & Poor’s, are of equivalent investment quality as determined by the Adviser or the applicable portfolio manager. Such collateral is in the possession of the Trust’s custodian or a designated broker-dealer. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements including accrued interest. In the event of default on the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions (see Note 3).

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at the agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the applicable Fund manager or otherwise cover its obligations under reverse repurchase agreements.

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Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

Sale-Buybacks - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Effective April 1, 2012 such transactions are recorded as secured borrowings; whereas, previously such transactions were recorded as purchases and sales. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Segregation and Collateral

If a Fund engages in certain transactions such as derivative investments or repurchase agreements, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Trust’s books and records maintained by the custodian and/or the portfolio manager. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. There is a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

3. DERIVATIVE INVESTMENTS AND RISKS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, options contracts, forward foreign currency contracts, interest rate swaps, and credit default swaps. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest rate risk - A Fund may be exposed to interest rate risk through investments in fixed income securities. Interest rate risk is the risk that fixed income securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than fixed income securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a fixed income security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign investments and currency risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price volatility risk - Derivatives tied to equity and fixed income securities are exposed to potential price volatility. Fixed income securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade fixed income securities (including loans) may be relatively greater than for investment grade fixed income securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

Credit and Counterparty risk - Credit risk is the risk that a fixed income security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of fixed income security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in fixed income (debt) investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Credit Related Contingent Features - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Agreements, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral and certain events of default or termination, such as credit related contingent features. These provisions reduce the counterparty risk associated with relevant transactions by allowing a Fund or its counterparties to elect to terminate early and cause settlement of all outstanding transactions if a triggering event occurs under the applicable Master Agreement. These triggering events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Thus, if a credit related contingent feature is triggered, it would allow a Fund or its counterparty to close out all transactions under the agreement and demand payment or additional collateral to cover their exposure to the other counterparty. Any election made by a counterparty to early terminate a transaction could have a material adverse impact on a Fund’s financial statements. To reduce credit and counterparty risk associated with transactions, a Fund may enter into master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. A Fund’s overall exposure to credit risk, subject to master netting arrangements, can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to increase returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Options Contracts - An options contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an options contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively,

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a Fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed options contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC options contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swaps Agreements - Swaps are privately negotiated agreements between the Funds and their counterparties to exchange cash flows, assets, foreign currencies or market-linked returns at specified intervals and may be executed in the over-the-counter market or in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. Payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as the calculation of realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

Certain Funds hold fixed rate bonds whose value may decrease if interest rates rise. To help hedge against this risk and to maintain the ability to generate income at prevailing market rates, certain Funds enter into interest rate swap agreements.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a Fund of credit default swaps or bonds with a credit default swap on indices which is less expensive than it would be to buy many credit default swaps to achieve a similar effect.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap contracts is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of June 30, 2013 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform, or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

4. INVESTMENTS WITH AFFILIATES

As of June 30, 2013, each of the PL Portfolio Optimization Funds and the PL Alternative Strategies Fund (aggregate of all share classes) owned Class P shares of each of the applicable affiliated PL Underlying Funds and in the PL Floating Rate Income Fund (for the PL Alternative Strategies Fund only). A summary of holdings and transactions with affiliated mutual fund investments as of and for the three-month period ended June 30, 2013 is as follows:

						As of June 30, 2013
Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Conservative Fund
PL Floating Rate Loan	$31,638,296	$1,325,243	$653,974	($9,169)	$68,965	$32,369,361	3,154,909
PL Inflation Managed	50,605,909	2,142,370	1,032,053	(119,087)	(4,123,513)	47,473,626	5,310,249
PL Managed Bond	175,736,920	10,705,358	3,678,604	(158,142)	(5,816,566)	176,788,966	16,445,485
PL Short Duration Bond	76,380,934	4,971,966	1,604,280	(16,844)	(540,955)	79,190,821	7,879,684
PL Emerging Markets Debt	24,377,439	—	459,826	(21,710)	(1,443,086)	22,452,817	2,270,255
PL Comstock	22,273,929	—	408,734	86,776	1,022,429	22,974,400	1,519,471
PL Growth	3,683,177	—	71,529	5,693	76,123	3,693,464	259,372
PL Large-Cap Growth	10,331,969	—	204,367	23,966	214,129	10,365,697	974,220
PL Large-Cap Value	23,435,269	—	449,608	92,845	876,004	23,954,510	1,647,490
PL Main Street Core	7,484,816	—	112,402	5,962	190,256	7,568,632	604,523
PL Mid-Cap Equity	8,030,780	—	153,275	32,430	207,136	8,117,071	716,423
PL Mid-Cap Growth	4,775,798	—	51,092	2,837	252,368	4,979,911	550,875
PL International Large-Cap	11,810,003	—	204,366	1,464	(205,353)	11,401,748	704,246
PL International Value	7,184,079	—	112,402	1,424	1,494	7,074,595	777,428
PL Currency Strategies	15,070,002	—	306,550	21,240	1,021,722	15,806,414	1,431,740
PL Global Absolute Return	29,776,965	1,293,895	613,101	(8,934)	(595,825)	29,853,000	2,988,288
PL Precious Metals	4,374,793	1,107,328	102,184	(66,466)	(1,549,216)	3,764,255	685,657
	$506,971,078	$21,546,160	$10,218,347	($125,715)	($10,343,888)	$507,829,288

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

						As of June 30, 2013
Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Moderate-Conservative Fund
PL Floating Rate Loan	$30,042,421	$1,908,828	$120,165	($2,507)	$56,408	$31,884,985	3,107,698
PL Inflation Managed	42,225,492	1,349,351	156,992	(34,025)	(3,436,183)	39,947,643	4,468,416
PL Managed Bond	112,115,054	8,565,820	443,843	(17,992)	(3,793,651)	116,425,388	10,830,269
PL Short Duration Bond	55,378,880	4,989,023	222,890	(2,584)	(409,470)	59,732,959	5,943,578
PL Emerging Markets Debt	15,708,340	1,558,205	63,960	(2,495)	(1,009,421)	16,190,669	1,637,075
PL Comstock	31,182,878	—	116,291	20,862	1,537,837	32,625,286	2,157,757
PL Growth	4,850,711	—	19,381	2,469	105,611	4,939,410	346,869
PL Large-Cap Growth	17,760,751	—	58,145	4,048	406,241	18,112,895	1,702,340
PL Large-Cap Value	40,645,763	—	155,054	26,472	1,661,549	42,178,730	2,900,875
PL Main Street Core	25,721,046	—	96,910	12,263	663,250	26,299,649	2,100,611
PL Mid-Cap Equity	10,236,612	—	38,764	7,532	299,550	10,504,930	927,178
PL Mid-Cap Growth	5,029,999	—	19,382	2,020	267,416	5,280,053	584,077
PL Small-Cap Growth	6,641,374	—	25,196	2,879	156,680	6,775,737	497,850
PL Small-Cap Value	5,161,697	—	19,382	2,393	23,218	5,167,926	423,254
PL Emerging Markets	8,386,215	511,678	34,887	(175)	(337,625)	8,525,206	623,643
PL International Large-Cap	21,248,467	—	77,527	1,212	(372,438)	20,799,714	1,284,726
PL International Value	14,988,467	—	56,207	1,250	1,124	14,934,634	1,641,169
PL Currency Strategies	13,957,046	1,591,662	58,145	(780)	1,053,852	16,543,635	1,498,518
PL Global Absolute Return	28,943,076	2,452,509	116,290	(1,621)	(610,948)	30,666,726	3,069,742
PL Precious Metals	9,109,580	3,280,024	38,763	(19,188)	(3,509,822)	8,821,831	1,606,891
	$499,333,869	$26,207,100	$1,938,174	$2,033	($7,246,822)	$516,358,006
PL Portfolio Optimization Moderate Fund
PL Floating Rate Loan	$48,547,581	$3,790,685	$57,851	($1,039)	$87,908	$52,367,284	5,104,024
PL Inflation Managed	53,879,071	—	56,405	(11,683)	(4,410,049)	49,400,934	5,525,832
PL Managed Bond	196,611,792	17,118,273	229,959	(8,561)	(6,774,534)	206,717,011	19,229,489
PL Short Duration Bond	77,977,740	6,327,967	91,115	(926)	(575,941)	83,637,725	8,322,162
PL Emerging Markets Debt	35,715,604	4,328,056	43,390	(1,087)	(2,359,674)	37,639,509	3,805,815
PL Comstock	104,788,044	—	115,702	19,566	5,220,721	109,912,629	7,269,354
PL Growth	18,415,744	—	21,694	2,578	407,675	18,804,303	1,320,527
PL Large-Cap Growth	55,005,359	—	57,851	6,372	1,264,317	56,218,197	5,283,665
PL Large-Cap Value	129,541,349	—	144,629	21,786	5,361,186	134,779,692	9,269,580
PL Main Street Core	82,050,485	—	86,776	11,598	2,142,335	84,117,642	6,718,662
PL Mid-Cap Equity	50,787,357	—	52,066	5,891	1,518,068	52,259,250	4,612,467
PL Mid-Cap Growth	19,272,907	—	21,695	1,790	1,031,573	20,284,575	2,243,869
PL Small-Cap Growth	15,550,433	—	17,355	2,165	372,082	15,907,325	1,168,797
PL Small-Cap Value	45,932,777	—	50,620	6,989	220,578	46,109,724	3,776,390
PL Real Estate	25,165,012	—	28,925	5,202	(205,703)	24,935,586	1,838,907
PL Emerging Markets	47,141,348	4,609,342	56,405	(527)	(1,969,598)	49,724,160	3,637,466
PL International Large-Cap	77,889,808	5,029,856	91,115	(886)	(1,483,217)	81,344,446	5,024,364
PL International Value	53,701,195	3,047,145	63,637	643	(50,886)	56,634,460	6,223,567
PL Currency Strategies	47,980,363	4,557,156	57,852	(245)	3,591,247	56,070,669	5,078,865
PL Global Absolute Return	60,455,859	6,293,888	72,313	(272)	(1,304,789)	65,372,373	6,543,781
PL Precious Metals	22,066,620	8,986,725	28,926	(16,483)	(8,851,295)	22,156,641	4,035,818
	$1,268,476,448	$64,089,093	$1,446,281	$42,871	($6,767,996)	$1,324,394,135
PL Portfolio Optimization Moderate-Aggressive Fund
PL Inflation Managed	$17,650,585	$—	$21,751	($2,199)	($1,445,914)	$16,180,721	1,809,924
PL Managed Bond	73,616,782	4,874,623	97,878	(633)	(2,503,631)	75,889,263	7,059,466
PL Short Duration Bond	13,864,997	—	16,313	11	(95,792)	13,752,903	1,368,448
PL Emerging Markets Debt	10,077,020	893,936	14,137	(287)	(646,004)	10,310,528	1,042,521
PL Comstock	79,092,093	—	92,440	9,329	3,944,082	82,953,064	5,486,314
PL Growth	16,776,930	—	19,576	888	372,504	17,130,746	1,203,002
PL Large-Cap Growth	45,304,606	—	57,640	3,261	1,042,606	46,292,833	4,350,830
PL Large-Cap Value	99,860,840	—	119,629	12,013	4,135,628	103,888,852	7,145,038
PL Main Street Core	74,411,470	489,903	94,615	(171)	1,943,099	76,749,686	6,130,167
PL Mid-Cap Equity	52,364,418	—	65,252	5,433	1,565,024	53,869,623	4,754,600
PL Mid-Cap Growth	22,705,243	—	27,188	2,821	1,214,047	23,894,923	2,643,244
PL Small-Cap Growth	17,604,103	—	21,751	3,646	419,653	18,005,651	1,322,972
PL Small-Cap Value	53,365,960	—	65,252	8,408	255,016	53,564,132	4,386,907
PL Real Estate	24,649,968	—	31,538	4,286	(200,666)	24,422,050	1,801,036
PL Emerging Markets	40,779,470	2,492,330	54,377	(731)	(1,644,880)	41,571,812	3,041,098
PL International Large-Cap	66,933,840	2,354,236	87,003	(358)	(1,220,495)	67,980,220	4,198,902
PL International Value	53,975,286	1,553,254	70,690	(18,042)	(4,743)	55,435,065	6,091,765
PL Currency Strategies	32,025,945	1,881,100	43,501	(455)	2,344,586	36,207,675	3,279,681
PL Global Absolute Return	40,692,054	2,722,230	54,377	(130)	(841,254)	42,518,523	4,256,108
PL Precious Metals	21,797,835	6,024,967	32,626	(16,560)	(8,132,945)	19,640,671	3,577,536
	$857,549,445	$23,286,579	$1,087,534	$10,530	$499,921	$880,258,941

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

						As of June 30, 2013
Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Portfolio Optimization Aggressive Fund
PL Managed Bond	$7,265,825	$430,595	$114,094	($1,199)	($244,283)	$7,336,844	682,497
PL Comstock	24,300,862	—	338,479	43,045	1,165,851	25,171,279	1,664,767
PL Growth	4,898,798	—	76,063	15,296	93,340	4,931,371	346,304
PL Large-Cap Growth	13,941,188	5,081	209,173	7,137	314,002	14,058,235	1,321,263
PL Large-Cap Value	30,598,605	—	429,755	49,271	1,214,764	31,432,885	2,161,822
PL Main Street Core	22,805,365	103,651	338,480	29,834	565,086	23,165,456	1,850,276
PL Mid-Cap Equity	16,955,924	—	247,204	23,201	480,568	17,212,489	1,519,196
PL Mid-Cap Growth	9,754,522	—	133,110	8,464	510,889	10,140,765	1,121,766
PL Small-Cap Growth	11,095,542	—	159,731	32,926	229,618	11,198,355	822,803
PL Small-Cap Value	21,171,150	—	304,251	51,992	50,278	20,969,169	1,717,377
PL Real Estate	10,305,879	—	152,126	20,660	(98,413)	10,076,000	743,068
PL Emerging Markets	14,488,493	823,711	228,188	(5,535)	(576,593)	14,501,888	1,060,855
PL International Large-Cap	21,096,788	668,906	323,268	6,059	(385,216)	21,063,269	1,301,005
PL International Value	16,664,995	357,578	254,810	(3,868)	2,181	16,766,076	1,842,426
PL Currency Strategies	9,573,494	540,060	152,126	572	692,860	10,654,860	965,114
PL Global Absolute Return	12,114,457	701,163	190,157	(1,281)	(246,638)	12,377,544	1,238,993
PL Precious Metals	8,593,879	2,053,567	152,126	(75,152)	(3,103,792)	7,316,376	1,332,673
	$255,625,766	$5,684,312	$3,803,141	$201,422	$664,502	$258,372,861

							As of June 30, 2013
Fund/Underlying Fund	Beginning Value as of April 1, 2013	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Ending Value	Shares Balance
PL Alternative Strategies Fund
PL Floating Rate Income	$3,999	$2,018	$41	$1,491	$1	($34)	$4,534	436
PL Inflation Managed	11,844	6,056	—	4,472	(144)	(958)	12,326	1,379
PL Emerging Markets Debt	3,915	2,019	—	1,490	(33)	(241)	4,170	422
PL Real Estate	4,098	2,019	—	1,490	—	(23)	4,604	339
PL Currency Strategies	19,696	10,093	—	7,453	43	1,551	23,930	2,168
PL Global Absolute Return	23,952	12,112	—	8,944	(33)	(469)	26,618	2,664
PL Precious Metals	11,195	6,056	—	4,472	(1,893)	(2,465)	8,421	1,534
	$78,699	$40,373	$41	$29,812	($2,059)	($2,639)	$84,603

(1)	Purchased cost excludes distributions received and reinvested, if any.
(2)	Distributions received includes distributions from net investment income from the PL Floating Rate Income Fund.

As of June 30, 2013, Pacific Life owned 10.60%, 51.88% and 100.00% of the total shares outstanding (aggregate of all share classes) of the PL Strategic Income Fund, PL High Income Fund and PL Alternative Strategies Fund, respectively.

5. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (Note 2), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of June 30, 2013, the PL Floating Rate Loan and PL Floating Rate Income Funds had unfunded loan commitments of $100,000 and $389,444, respectively (see details in the Notes (b) and (a) in the applicable Notes to Schedules of Investments).

6. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate Federal tax cost of investments and the composition of unrealized appreciation and depreciation on investments and net unrealized appreciation and/or depreciation on derivatives and assets and liabilities in foreign currencies as of June 30, 2013, were as follows:

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Portfolio Optimization Conservative	$487,717,078	$28,614,065	($8,501,855)	$20,112,210	$—	$20,112,210
PL Portfolio Optimization Moderate-Conservative	477,225,778	49,409,237	(10,277,009)	39,132,228	—	39,132,228
PL Portfolio Optimization Moderate	1,168,385,150	175,150,950	(19,141,965)	156,008,985	—	156,008,985
PL Portfolio Optimization Moderate-Aggressive	748,029,697	146,005,895	(13,776,651)	132,229,244	—	132,229,244
PL Portfolio Optimization Aggressive	210,691,036	52,453,207	(4,771,382)	47,681,825	—	47,681,825

PACIFIC LIFE FUNDS

Supplemental Notes to Schedules of Investments (Continued)

June 30, 2013 (Unaudited)

Fund	Total Cost of Investments on Tax Basis	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments	Net Unrealized Appreciation (Depreciation) on Other (1)	Net Unrealized Appreciation (Depreciation)
PL Alternative Strategies	$89,624	$1,660	($6,681)	($5,021)	$—	($5,021)
PL Floating Rate Loan	120,758,717	1,106,496	(700,948)	405,548	(1,125)	404,423
PL Inflation Managed	179,887,917	1,201,332	(12,755,736)	(11,554,404)	(1,110,959)	(12,665,363)
PL Managed Bond	761,209,706	6,042,006	(12,718,860)	(6,676,854)	(1,878,346)	(8,555,200)
PL Short Duration Bond	237,521,189	1,094,964	(1,420,046)	(325,082)	(15,101)	(340,183)
PL Short Duration Income	50,447,521	122,543	(708,191)	(585,648)	—	(585,648)
PL Income	566,843,859	1,349,057	(14,995,029)	(13,645,972)	—	(13,645,972)
PL Strategic Income	43,575,952	413,138	(1,264,013)	(850,875)	(306)	(851,181)
PL Floating Rate Income	525,744,522	1,340,403	(3,274,091)	(1,933,688)	(4,444)	(1,938,132)
PL High Income	16,051,193	265,187	(268,897)	(3,710)	4	(3,706)
PL Money Market	33,075,483	—	—	—	—	—
PL Emerging Markets Debt	87,048,809	723,048	(5,260,403)	(4,537,355)	311,725	(4,225,630)
PL Comstock	203,684,408	70,035,055	(926,791)	69,108,264	601,526	69,709,790
PL Growth	43,955,937	6,303,781	(750,243)	5,553,538	(196)	5,553,342
PL Large-Cap Growth	136,342,499	11,718,926	(2,013,754)	9,705,172	—	9,705,172
PL Large-Cap Value	231,076,240	105,933,855	(1,139,609)	104,794,246	—	104,794,246
PL Main Street Core	166,499,090	52,931,054	(631,538)	52,299,516	(9)	52,299,507
PL Mid-Cap Equity	129,004,893	16,429,001	(3,433,823)	12,995,178	—	12,995,178
PL Mid-Cap Growth	50,118,761	16,915,773	(2,581,643)	14,334,130	(683)	14,333,447
PL Small-Cap Growth	41,373,869	11,271,826	(940,234)	10,331,592	—	10,331,592
PL Small-Cap Value	99,542,116	27,857,217	(1,854,229)	26,002,988	(303)	26,002,685
PL Real Estate	40,576,467	18,897,821	(132,374)	18,765,447	—	18,765,447
PL Emerging Markets	99,432,657	21,667,435	(5,514,170)	16,153,265	(89,099)	16,064,166
PL International Large-Cap	157,916,638	47,738,360	(4,335,891)	43,402,469	(11,442)	43,391,027
PL International Value	133,179,122	20,208,429	(3,367,969)	16,840,460	(1,070,582)	15,769,878
PL Currency Strategies	135,081,567	128,769	(630,161)	(501,392)	4,278,692	3,777,300
PL Global Absolute Return	198,644,352	236,418	(5,998,381)	(5,761,963)	1,223,599	(4,538,364)
PL Precious Metals	98,659,884	13,870	(37,686,193)	(37,672,323)	(795)	(37,673,118)

(1)	Other includes net appreciation or depreciation on derivatives, securities sold short, unfunded loan commitments, and assets and liabilities in foreign currencies, if any.

Item 2. Controls and Procedures.

(a)	The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Life Funds

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	8-27-2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	8-27-2013

By:	/s/ Brian D. Klemens
Brian D. Klemens
Treasurer (Principal Financial and Accounting Officer)

Date:	8-27-2013